As filed with the Securities and Exchange	Registration No. 333-56297
Commission on April 29, 2009	Registration No. 811-02512

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 38
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
And
Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

John S. (Scott) Kreighbaum, Esq.	Copy to:
ING Americas (U.S. Legal Services)	J. Neil McMurdie, Counsel
1475 Dunwoody Drive, West Chester, PA 19380-1478	ING Americas (U.S. Legal Services)
(610) 425-3404	One Orange Way, C1S, Windsor, CT, 06095-4774
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2009, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

PART A

INFORMATION REQUIRED IN A PROSPECTUS

SUPPLEMENT Dated May 1, 2009 To The Prospectus Dated May 1, 2009 For

ING Variable Annuity

Issued By ING Life Insurance and Annuity Company

Through Its Variable Annuity Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-531-4547.

NOTICE OF REORGANIZATIONS

Effective after the close of business on or about July 17, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING JPMorgan Value Opportunities Portfolio	ING RussellTM Large Cap Value Index Portfolio
ING Neuberger Berman Partners Portfolio	ING RussellTM Large Cap Index Portfolio
ING Oppenheimer Main Street Portfolio®
ING Opportunistic Large Cap Growth Portfolio	ING Index Plus International Equity Portfolio

Effective after the close of business on or about August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Growth and Income Portfolio II	ING Growth and Income Portfolio
ING Index Plus International Equity Portfolio	ING International Index Portfolio

Information Regarding Reorganizations:

These reorganizations will be administered pursuant to agreements, which either have been approved, or are subject to approval, by the boards of trustees of the Disappearing Portfolios. The reorganization agreements will also be subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about the relevant date noted above, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-531-4547.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

ING Life Insurance and Annuity Company

Variable Annuity Account B of ING Life Insurance and Annuity Company

Deferred Variable Annuity Contract

ING VARIABLE ANNUITY

May 1, 2009

The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING Life Insurance and Annuity Company (“ILIAC,” the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified individual retirement annuity (“IRA”); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See “Premium Bonus Option–Suitability.”

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III - Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the May 1, 2009, Statement of Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain free of charge, the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC website, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the

ILIAC Variable Annuity – INGVA

separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

  ILIAC Guaranteed Account (the “Guaranteed Account”)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus. To obtain a copy, write or call our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, (800) 366-0066 or access the SEC’s website (www.sec.gov).

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the contract. See “Other Topics – Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ILIAC Variable Annuity – INGVA

The investment portfolios available under your contract are:

ING Investors Trust
ING American Funds Growth Portfolio*
ING American Funds Growth-Income Portfolio*
ING American Funds International Portfolio*
ING Artio Foreign Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class I)
ING Clarion Global Real Estate Portfolio (Class S)
ING Evergreen Omega Portfolio (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class I)
ING Franklin Income Portfolio (Class S)
ING Franklin Mutual Shares Portfolio (Class S)
ING Global Resources Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class I)
ING LifeStyle Aggressive Growth Portfolio (Class S)*
ING LifeStyle Growth Portfolio (Class S)*
ING LifeStyle Moderate Growth Portfolio (Class S)*
ING LifeStyle Moderate Portfolio (Class S)*
ING Lord Abbett Affiliated Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)
ING MFS Total Return Portfolio (Class I)
ING Pioneer Fund Portfolio (Class I)
ING Pioneer Mid Cap Value Portfolio (Class S)
ING Templeton Global Growth Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING Van Kampen Capital Growth Portfolio (Class I)
ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.
ING Baron Small Cap Growth Portfolio (Service Class)
ING Davis New York Venture Portfolio (Service Class)
ING Legg Mason Partners Aggressive Growth Portfolio
(Initial Class)
ING Oppenheimer Global Portfolio (Initial Class)
ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING Partners, Inc. (Cont.)
ING Pioneer High Yield Portfolio (Initial Class)
ING Templeton Foreign Equity Portfolio (Initial Class)
ING Thornburg Value Portfolio (Initial Class)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
(Initial Class)
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)
ING Van Kampen Equity and Income Portfolio (Initial Class)

ING Variable Funds
ING Growth and Income Portfolio (Class I)

ING Variable Portfolios, Inc.
ING BlackRock Science and Technology Opportunities
Portfolio (Class I)
ING Index Plus LargeCap Portfolio (Class I)
ING International Index Portfolio (Class S)
ING Opportunistic LargeCap Portfolio (Class I)
ING RussellTM Large Cap Index Portfolio (Class I)
ING RussellTM Large Cap Value Index Portfolio (Class I)
ING Small Company Portfolio (Class I)

ING Variable Products Trust
ING MidCap Opportunities Portfolio (Class S)
ING SmallCap Opportunities Portfolio (Class S)

ING Balanced Portfolio, Inc.
ING Balanced Portfolio, Inc. (Class I)

ING Intermediate Bond Portfolio
ING Intermediate Bond Portfolio (Class I)

ING Money Market Portfolio
ING Money Market Portfolio (Class I)

Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Class I)
Fidelity® VIP Equity-Income Portfolio (Class I)

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. Appendix III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. See Appendix IV for all subaccounts and valuation information.

*	These investment portfolios are offered in a “Master-Feeder” or “Fund of Funds” structure. See “Investment Options – Mutual Fund (Fund) Descriptions” and “Fund Expenses” for more information about these investment portfolios.

ILIAC Variable Annuity – INGVA

ILIAC Variable Annuity –INGVA

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING P.O. Box 9271 Des Moines, IA 50306-9271 1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service: ING Attn: Customer Service Center P.O. Box 9271 Des Moines, IA 50306-9271	If using express mail: ING Attn: Customer Service Center 909 Locust Street Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

New York Contracts:

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. For details regarding the New York contracts, see the “Fee Table” and the “New York Contracts” sections of this prospectus.

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Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “Purchase and Rights” for age maximums on the calculation of death benefits. The differences are summarized as follows:

	Option Package I			Option Package II			Option Package III

Mortality and Expense Risk	0.80%			1.10%			1.25%
Charge[1]:

Death Benefit[2] on Death of the	The greater of:		The greatest of:			The greatest of:
Annuitant[3]:	(1) The sum of all purchase		(1)	The sum of all purchase		(1)	The sum of all purchase
	payments, adjusted for			payments, adjusted for			payments, adjusted for
	amounts withdrawn or			amounts withdrawn or			amounts withdrawn or
	applied to an income			applied to an income			applied to an income
	phase payment option as			phase payment option as			phase payment option as
	of the claim date; or			of the claim date; or			of the claim date; or
	(2) The account value on the		(2)	The account value on the		(2)	The account value on the
	claim date.			claim date; or			claim date; or
			(3)	The “step-up value” on the		(3)	The “step-up value” on
				claim date.			the claim date; or
						(4)	The “roll-up value” on the
claim date.[4]

Minimum Initial Purchase	Non-			Non-			Non-
Payment[5]:	Qualified:	Qualified:	Qualified:		Qualified:	Qualified:		Qualified:
	$15,000	$1,500		$5,000	$1,500		$5,000	$1,500

Free Withdrawals[6]:	10% of your account value		10% of your account value			10% of your account value
	each account year, non-			each account year, non-		each account year, cumulative
	cumulative.			cumulative.			to a maximum 30%.

Nursing Home Waiver —
Waiver of Early Withdrawal	Not
Charge[7]:	Available			Available			Available

1	See “Fee Table” and “Fees.”

2	See “Death Benefit.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option - Forfeiture.”

3	When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

4	See the “New York Contracts” section of this prospectus for details regarding the death benefit under Option Package III for contracts issued in New York.

5	See “Purchase and Rights.”

6	See “Fees.”

7	See “Fees” and the “New York Contracts” sections of this prospectus for details regarding contracts issued in New York.

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See “Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge may also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See “Fee Table” and “Fees.”

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In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “Premium Bonus Option – Forfeiture” and “Right to Cancel.”
  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option – Forfeiture” and “Death Benefit.”
  If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “Premium Bonus Option – Forfeiture” and “Withdrawals.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “Premium Bonus Option –Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days of an account anniversary.
  Certain minimum account values must be met.

See “Transfers Between Option Packages.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “Death Benefit.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

ILIAC Variable Annuity – INGVA

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Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; or
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

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Maximum Transaction Fees:

Early Withdrawal Charge

(As a percentage of payments withdrawn.)

For Contracts Issued Outside of the State of New York All Contracts (except Roth IRA Contracts Issued Before September 20, 2000)

Years from Receipt
of Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Roth IRA Contracts Issued Before September 20, 2000

Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

For Contracts Issued in the State of New York

All Contracts

Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

Annual Maintenance Fee	$30.00[1]
Transfer Charge	$ 0.00[2]

1	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees – Transaction Fees - Annual Maintenance Fee.”

2	We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Fees – Transaction Fees - Transfer Charge” for additional information.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

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Fees Deducted from Investments in the Separate Account:

Amount During the Accumulation Phase

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

If You Do Not Elect the Premium Bonus Option:

	All Account
	Years
Option Page I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

If You Elect the Premium Bonus Option:

	Account	After the 7th
	Years	Account
	1-7	Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

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If You Elect the Premium Bonus Option and Invest in the GET Fund*:

	Account	After the 7th
	Years	Account
	1-7	Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

*	The GET Fund guarantee charge applies during each guarantee period to amounts invested in the GET Fund investment option only. This fee table assumes a GET Fund guarantee period of seven years. See “Investment Options” for additional information. Effective June 21, 2007, no new series of the GET Fund are available.

Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service	0.35%	1.50%
(12b-1) fees[1], and other expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.

Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

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Examples:

These examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Issued Outside the State of New York

Assuming You Elect the Premium Bonus Option:

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,046	$1,655	$2,186	$3,549

2)	If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:

1 year	3 years	5 years	10 years
$346	$1,055	$1,786	$3,549

For Contracts Issued in the State of New York Assuming You Elect the Premium Bonus Option:

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,046	$1,555	$2,086	$3,549

2)	If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:

1 year	3 years	5 years	10 years
$346	$1,055	$1,786	$3,549

*	This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

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In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-based charges. Complete information is available in the SAI.

PURCHASE AND RIGHTS

How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

  Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.
  Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics – Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.
  Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

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1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or older you may want to consider whether choosing one of these options is in your best interest. See “Death Benefit” for a description of the calculation of death benefits above certain ages.

Your Rights Under the Contract:

  Individual Contracts. You have all contract rights.
  Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.
  Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sum;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See “Premium Bonus Option – Suitability.”

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Purchase Payment Amounts. The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option		Option		Option

	Package I		Package II		Package III

	Non-		Non-		Non-
Minimum Initial	Qualified:	Qualified:*	Qualified:	Qualified:*	Qualified:	Qualified:*
Purchase
Payment	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

*	The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,500,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

  The size and type of the prospective group, if any, to which the reduction would apply;
  The method and frequency of purchase payments to be made under the contract; and
  The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

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RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. Any premium bonus credited to your account will be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. We may also deduct this charge from amounts allocated to the fixed interest options, resulting in an annual 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “Fees – Reduction or Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “Your Account Value.”

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”
  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit.”

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  If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “Withdrawals.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

	Purchase	Premium	Account	Withdrawal

Date	Payment	Bonus	Value	Amount	Explanation

May 2,	$100,000	$4,000	$104,000	--	You make a $100,000 initial purchase
2006					payment and we credit your account
					with a 4% ($4,000) premium bonus.
					Your beginning account value equals
					$104,000.

May 2,	--	--	$120,000	$30,000	Assume that your account value grows
2009					to $120,000 over the next three years
					and you request a $30,000 withdrawal.
					$18,000 of that $30,000 will be
					subject to an early withdrawal charge
					($30,000 minus $12,000 (the 10% free
					withdrawal amount, see “Fees – Free
					Withdrawals”)) and you would pay a
					$1,080 early withdrawal charge (6%
					of $18,000). Additionally, because
					$18,000 is 18% of the $100,000
					purchase payment made in the first
					account year, 18% of your $4,000
					premium bonus, or $720, would be
					forfeited.*

*	This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees – Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

See the “New York Contracts” section of this prospectus for details about forfeiture of the premium bonus under contracts issued in New York.

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

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INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the “separate account”), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in “Contract Overview- Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Room.

Certain funds are offered in a “Master-Feeder” or “Fund of Funds” structure and may have higher fees and expenses than a investment portfolio that invests directly in debt and equity securities.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the day of the offering period. The guarantee does not promise that you will earn the fund’s minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice on the maturity date, we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

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Fixed Interest Options. If available in your state, the ILIAC Guaranteed Account (the “Guaranteed Account”) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options:

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared - bought by more than one company.
  Mixed - bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

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TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

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The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

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We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview—Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract Overview—Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES

You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days before an account anniversary.
The following minimum account values need to be met:

	Transfers to		Transfers to

	Option Package I		Option Packages II or III

Minimum Account	Non-Qualified:	Qualified:	Non-Qualified:	Qualified:
Value	$15,000	$1,500	$5,000	$1,500

  You will receive a new contract schedule page upon transfer.
  Only one option package may be in effect at any time.

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     Transfers to Transfers to Transfers to Option Package I Option Package II Option Package III

Death Benefit[1]:

Death Benefit[1]:

Death Benefit[1]:

· The sum of all purchase
payments made, adjusted for
amounts withdrawn or applied to
an income phase payment option
as of the claim date, will
continue to be calculated from
the account effective date.
· The “step-up value” under
Option Packages II and III will
terminate on the new schedule
effective date.
· The “roll-up value” under
Option Package III will
terminate on the new schedule
effective date.

· The sum of all purchase
payments made, adjusted for
amounts withdrawn or applied to
an income phase payment option
as of the claim date, will
continue to be calculated from
the account effective date.
· If transferring from Option
Package I, the “step-up value”
will be calculated beginning on
the new schedule effective date.
· If transferring from Option
Package III, the “step-up value”
will continue to be calculated
from the date calculated under
Option Package III.
· The “roll-up value” under
Option Package III will
terminate on the new schedule
effective date.

· The sum of all purchase
payments made, adjusted for
amounts withdrawn or applied to
an income phase payment option
as of the claim date, will
continue to be calculated from
the account effective date.
· If transferring from Option
Package I, the “step-up value”
will be calculated beginning on
the new schedule effective date.
· If transferring from Option
Package II, the “step-up value”
will continue to be calculated
from the date calculated under
Option Package II.
· The “roll-up value” will be
calculated beginning on the new
schedule effective date.

Nursing Home Waiver2: Nursing Home Waiver2: Nursing Home Waiver2:

· The availability of the waiver of · If transferring from Option · If transferring from Option the early withdrawal charge Package I, the waiting period Package I, the waiting period under the Nursing Home Waiver under the Nursing Home Waiver under the Nursing Home Waiver will terminate on the new will begin to be measured from will begin to be measured from schedule effective date. the new schedule effective date. the new schedule effective date.

· If transferring from Option · If transferring from Option Package III, the waiting period Package II, the waiting period will have been satisfied on the will have been satisfied on the new schedule effective date. new schedule effective date.

Free Withdrawals[3]:

Free Withdrawals[3]:

Free Withdrawals[3]:

· If transferring from Option Package III, any available free withdrawal amount in excess of 10% will be lost as of the new schedule effective date.

· If transferring from Option Package III, any available free withdrawal amount in excess of 10% will be lost as of the new schedule effective date.

· The cumulative to 30% available free withdrawal amount will begin to be calculated as of the new schedule effective date.

1 See “Death Benefit.” 2 See “Fees – Nursing Home Waiver.” 3 See “Fees – Free Withdrawals.”

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FEES

The following repeats and adds to information provided in the “Fees and Expenses” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

For Contracts Issued outside of the State of New York

All Contracts (except Roth IRA Contracts Issued Before September 20, 2000)

Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Roth IRA Contracts Issued Before September 20, 2000

Completed
Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

For Contracts Issued in the State of New York All Contracts

Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

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First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% (4% for a contract issued in NY) of the portion of that purchase payment withdrawn.

For certain Roth IRA contracts where the early withdrawal charge is based on the number of completed account years, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
  Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);
  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see “Systematic Distribution Options”)); or
  Paid upon termination of your account by us (see “Other Topics – Involuntary Terminations”).

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Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

  More than one account year has elapsed since the schedule effective date;
  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and
  The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law. See the “New York Contracts” section of this prospectus for contracts issued in New York.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II
0.80%	1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “The Income Phase – Charges Deducted.”

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When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III

0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year. See “Premium Bonus Option – Premium Bonus Option Charge.”

ING GET U.S. Core Portfolio Guarantee Charge

Effective June 21, 2007, no new series of the GET Fund are available.

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “Investment Options.”

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REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is issued;
  The amount of expected purchase payments;
  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
  The type and frequency of administrative and sales services provided; or
  The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

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Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments.

The Fidelity® Variable Insurance Products Portfolios are the only unaffiliated funds currently offered through the contract. We receive more revenues from affiliated funds than we do from the Fidelity® Variable Insurance Products Portfolios.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

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Certain funds may be structured as “Master-Feeder” or “Fund of Funds.” Funds offered in a Master-Feeder structure (such as the ING American Funds) or “Fund of Funds” structure (such as the ING LifeStyle Portfolios) may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The funds offered in a “Master-Feeder” or “Fund of Funds” structure are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Topics – Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

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Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the ING GET U.S. Core Portfolio. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

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WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See “Restrictions on Withdrawals from 403(b) Plan Accounts.”

Steps for Making a Withdrawal:

Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.

However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

Properly complete a disbursement form and deliver it to our Customer Service Center.

Restrictions on Withdrawals from 403(b) Plan Accounts. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant’s death, disability, attainment of age 59½, separation from service or financial hardship. See “Taxation.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the

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ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in an ING GET U.S. Core Portfolio series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro-rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option. A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

  SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.
  ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
  LEO - Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Taxation.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview- Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview- Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

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Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview- Questions: Contacting the Company.”

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Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

		Option Package I		Option Package II		Option Package III

Death Benefit on	The greater of:		The greatest of:		The greatest of:
Death of the	(1)	The sum of all purchase	(1)	The sum of all purchase	(1)	The sum of all purchase
Annuitant:		payments, adjusted for		payments, adjusted for		payments, adjusted for
		amounts withdrawn or		amounts withdrawn or		amounts withdrawn or applied
		applied to an income		applied to an income phase		to an income phase payment
		phase payment option		payment option as of the		option as of the claim date; or
		as of the claim date; or		claim date; or	(2)	The account value* on the
	(2)	The account value* on	(2)	The account value* on the		claim date; or
		the claim date.		claim date; or	(3)	The “step-up value”* (as
			(3)	The “step-up value”* (as		described below) on the claim
				described below) on the		date; or
				claim date.	(4)	The “roll-up value”* (as
						described below) on the claim
						date.**

*	For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option – Forfeiture.”

**	See the “New York Contracts” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

  The account value; or
  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
  The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option –Forfeiture.”

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Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option – Forfeiture.”

The “roll-up value” is not available on contracts issued in the State of New York. See the “New York Contracts” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

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The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)	In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;

(2)	In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and

(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit- Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see “Taxation”));
  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
  Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “Taxation.”

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For Non-Qualified Contracts.

(1)	If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See “Taxation.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Taxation.”

(3)	If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “Taxation.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

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  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview – Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or

(b)	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

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For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;

(b)	The joint lives of the annuitant and beneficiary;

(c)	A guaranteed period greater than the annuitant’s life expectancy; or

(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted.

  If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees – Fees Deducted from Investments in the Separate Account – Mortality and Expense Risk Charge.”
  There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.
  See “Fees – Fees Deducted from Investments in the Separate Account – Administrative Expense Charge.”
  If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees – Fees Deducted from Investments in the Separate Account – Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

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Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit - None: All payments end upon the annuitant’s death.

Life Income - Guaranteed Payments

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.

Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments: When you select this option you choose for:

(a)	100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or

(b)	100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit - None: All payments end upon the death of both annuitants.
Life Income - Two Lives - Guaranteed Payments

Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit - Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

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Lifetime Income Phase Payment Options (continued)
Life Income - Cash Refund Option (limited availability - fixed payments only) Life Income - Two Lives - Cash Refund Option (limited availability - fixed payments only)

Length of Payments: For as long as the annuitant lives.

Death Benefit - Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump sum payment equal to the amount originally applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

Length of Payments: For as long as either annuitant lives.

Continuing Payments: 100% of the payment to continue after the first death.

Death Benefit - Payment to the Beneficiary: When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

Nonlifetime Income Phase Payment Option

Nonlifetime - Guaranteed Payments

Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected the premium bonus option). In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime - Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees – Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Customer Service Center.

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

NEW YORK CONTRACTS

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. This section identifies the different features and benefits and replaces the portions of this prospectus that contain the differences with information that relates specifically to New York contacts. This section should be read in conjunction with the rest of this prospectus. The fees that apply to New York contracts are described in the “Fee Table” and “Fees” sections of this prospectus.

Contract Overview – Contract Facts. The following information about New York contracts replaces the “Contract Facts” subsection in the “Contract Overview” section of this prospectus:

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Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

	Option Package I			Option Package II			Option Package III

Mortality and Expense Risk
Charge[1]:	0.80%			1.10%			1.25%

Death Benefit[2] on Death of	The greater of:		The greatest of:			The greatest of:
the Annuitant[3]:	(1) The sum of all purchase		(1)	The sum of all purchase		(1)	The sum of all purchase
	payments, adjusted for			payments, adjusted for			payments, adjusted for
	amounts withdrawn or			amounts withdrawn or			amounts withdrawn or
	applied to an income			applied to an income			applied to an income
	phase payment option as			phase payment option as			phase payment option as
	of the claim date; or			of the claim date; or			of the claim date; or
	(2) The account value on the		(2)	The account value on the		(2)	The account value on the
	claim date.			claim date; or			claim date; or
			(3)	The “step-up value” on		(3)	The “step-up value” on
				the claim date.			the claim date.[4]

Minimum Initial Payment/	Non-			Non-			Non-
Account Value[5]:	Qualified:	Qualified:	Qualified:		Qualified:	Qualified:		Qualified:
	$15,000	$1,500		$5,000	$1,500		$5,000	$1,500

Free Withdrawals[6]:	10% of your account value		10% of your account value			10% of your account value
	each account year, non-			each account year, non-			each account year,
	cumulative.			cumulative.		cumulative to a maximum
30%.

Nursing Home Waiver —	Not			Not			Not
Waiver of Early Withdrawal
Charge[7]:	Available			Available			Available

1	See “Fee Table” and “Fees.”

2	See “Death Benefit.” If a death benefit is payable based on account value or step-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option – Forfeiture” in this section.

3	When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

4	The death benefit is the same under Option Packages II and III for contracts issued in New York. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.

5	See “Purchase and Rights.

6	See “Fees.”

7	See “Fees.”

Premium Bonus Option - Forfeiture. The following information about New York contracts replaces the “Forfeiture” subsection in the “Premium Bonus Option” section of this prospectus:

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”
  If a death benefit is payable based on account value or step-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit.”
  If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be calculated by:

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(1)	Determining the amount of the premium bonus that is subject to forfeiture according to the following table:

	Completed Account Years	Amount of Premium

	at the Time of the Withdrawal	Bonus Subject to Forfeiture

	Less than 1	100%
	1 or more but less than 2	100%
	2 or more but less than 3	100%
	3 or more but less than 4	100%
	4 or more but less than 5	100%
	5 or more but less than 6	75%
	6 or more but less than 7	50%
	7 or more	0%

(2)	And multiplying that amount by the same percentage as the amount withdrawn subject to the early withdrawal charge is to the total of all purchase payments made to the account during the first account year.

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

	Purchase	Premium	Account	Withdrawal

Date	Payment	Bonus	Value	Amount	Explanation

Ma	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase
y 2,					payment and we credit your account with a
2006					4% ($4,000) premium bonus. Your
beginning account value equals $104,000.

Ma	—	—	$120,000	$30,000	Assume that your account value grows to
y 2,					$120,000 over the next three years and you
2009					request a $30,000 withdrawal. $18,000 of
that $30,000 will be subject to an early
withdrawal charge ($30,000 minus $12,000
(the 10% free withdrawal amount, see “Fees
– Free Withdrawals”)) and you would pay a
$720 early withdrawal charge (4% of
$18,000). Additionally, 100% of the
premium bonus is subject to forfeiture
according to the table above, and because
$18,000 is 18% of the $100,000 purchase
payment made in the first account year, 18%
of your $4,000 premium bonus, or $720,
would be forfeited.*

*	This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

Death Benefit – Death Benefit Amount. The following information about New York contracts replaces the “Death Benefit” section of this prospectus:

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Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies:

	Option Package I	Option Package II	Option Package III**

Death Benefit on	The greater of:	The greatest of:	The greatest of:
Death of the	(1) The sum of all purchase	(1) The sum of all purchase	(1) The sum of all purchase
Annuitant:	payments, adjusted for	payments, adjusted for	payments, adjusted for
	amounts withdrawn or	amounts withdrawn or	amounts withdrawn or
	applied to an income	applied to an income	applied to an income
	phase payment option as	phase payment option as	phase payment option as
	of the claim date; or	of the claim date; or	of the claim date; or
	The account value* on the	(2) The account value* on	(2) The account value* on
	claim date.	the claim date; or	the claim date; or
		The “step-up value”* (as	The “step-up value”* (as
		described below) on the	described below) on the
		claim date.	claim date.**

*	For purposes of calculating the death benefit, the account value and step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option - Forfeiture.”

**	For contracts issued in the State of New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.**

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

  The account value; or
  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
  The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option-Forfeiture” above.

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TAXATION

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Contributions

You may not deduct the amount of your contributions to a non-qualified contract.

Taxation of Gains Prior to Distribution

     Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

     Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817 -5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be

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adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so.

     Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The non-qualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

     Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

     General. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

     10% Penalty Tax. A distribution from a non-qualified contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  Made on or after the taxpayer reaches age 59½;
  Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other

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exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments (annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

     Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within

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five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

     Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)

which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

     Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

     Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

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Taxation of Qualified Contracts

General

     The contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

     Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

     Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

     Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

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The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

     Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts; and (c) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

     In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General

     Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

     Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  A required minimum distribution under Tax Code Section 401(a)(9);

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  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a QDRO; or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

     Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

· Made after the five-taxable year period beginning with the first taxable year for which a contribution was

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  made to a Roth IRA of the owner; and
  Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first- time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

     403(b) Plans. Distributions from your contract are subject to the requirements of Tax Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Tax Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Tax Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Tax Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  A required minimum distribution under Tax Code Section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code Section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other

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applicable restrictions under the Tax Code and the regulations.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone

Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of a qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

     Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

     To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

     Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

     Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

     No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

     Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

     Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code Section 414(p); or
  The Company as collateral for a loan.

Tax Consequences of Guaranteed Minimum Income Feature

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits

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provided under the Guaranteed Minimum Income Feature could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization, such as those associated with the minimum guaranteed income benefit as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations under the contract. The obligations under the contract are solely the responsibility of ING Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

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Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and

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insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) in 1976 under Connecticut Law as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

This contract is no longer available for new purchasers.

The following is a list of broker/dealers that are affiliated with the Company:

  Bancnorth Investment Group, Inc.
  Directed Services LLC
  Financial Network Investment Corporation
  Guaranty Brokerage Services, Inc.
  ING America Equities, Inc.
  ING Direct Funds Limited
  ING Financial Advisers, LLC
  ING Financial Markets LLC
  ING Financial Partners, Inc.
  ING Funds Distributor, LLC
  ING Investment Advisors, LLC
  ING Investment Management Services LLC
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.
  ShareBuilder Securities Corporation
  Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed

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7% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2008, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

1	SagePoint Financial, Inc.

2.	Symetra Investment Services, Inc.

3.	Huckin Financial Group, Inc.

4.	LPL Financial Corporation

5.	Walnut Street Securities, Inc.®

6.	ING Financial Partners, Inc.

7.	NFP Securities, Inc.

8.	Valor Insurance Agency, Inc.

9.	Lincoln Financial Securities Corporation

10.	Financial Network Investment Corporation

11.	NRP Financial, Inc.

12.	National Planning Corporation

13.	Multi-Financial Securities Corporation

14.	Mutual Service Corporation

15.	Waterstone Financial Group

16.	Northwestern Mutual Investment Services, LLC

17.	Lincoln Investment Planning, Inc.

18.	Cadaret, Grant & Co., Inc.

19.	Securities America, Inc.

20.	Edward D. Jones & Co., L.P.

21.	American Portfolios Financial Services, Inc.

22.	Ameritas Investment Corporation

23.	First Heartland® Capital, Inc.

24.	Lincoln Financial Advisors Corporation

25.	Morgan Keegan and Company, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

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The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure.

Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the variable account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or

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pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

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STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History Variable Annuity Account B Offering and Purchase of Contracts Income Phase Payments Sales Material and Advertising

Independent Registered Public Accounting Firm Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company Condensed Financial Information (Accumulation Unit Values)

You may request an SAI by calling the Company at the number listed in “Contract Overview — Questions: Contacting the Company.”

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APPENDIX I

ILIAC Guaranteed Account

The ILIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

  The interest rate(s) we will apply to amounts invested in the Guaranteed Account.
  We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your accountdollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annualeffective rate of 3%.
  The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).
  You are required to leave your account dollars in the Guaranteed Account for a specified period of time inorder to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

  Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Account prospectus;
  Tax penalties and/or tax withholding - see “Taxation;”

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  Early withdrawal charge - see “Fees;” or
  Maintenance fee - see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge may be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option –Forfeiture” and “Withdrawals” sections of the contract prospectus.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

  Transfers due to participation in the dollar cost averaging program;
  Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term; (b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

ILIAC Variable Annuity – INGVA

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If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s subsidiary, ING Financial Advisers, LLC (“ING Financial”) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. and the Securities Investor Protection Corporation. From time to time ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

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APPENDIX II

Fixed Account

General Disclosure.

  The Fixed Account is an investment option available during the accumulation phase under the contract.
  Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
  Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
  Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
  Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
  Additional information about this option may be found in the contract.

Interest Rates.

  The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.
  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

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APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or “Fund of Funds” structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The funds offered in a “Master-Feeder” or “Fund of Funds” structure are identified in the list of investment portfolios toward the front of this prospectus.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes
Former Fund Name
ING BlackRock Global Science & Technology Portfolio

ING Global Real Estate Portfolio
ING Julius Baer Foreign Portfolio
ING Opportunistic Large Cap Value Portfolio
ING VP Balanced Portfolio
ING VP Growth and Income Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Money Market Portfolio
ING VP Small Company Portfolio
ING VP SmallCap Opportunities Portfolio

Current Fund Name
ING BlackRock Science and Technology Opportunities
Portfolio
ING Clarion Global Real Estate Portfolio
ING Artio Foreign Portfolio
ING Opportunistic Large Cap Portfolio
ING Balanced Portfolio
ING Growth and Income Portfolio
ING Index Plus LargeCap Portfolio
ING Intermediate Bond Portfolio
ING MidCap Opportunities Portfolio
ING Money Market Portfolio
ING Small Company Portfolio
ING SmallCap Opportunities Portfolio

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Fund Name and

Investment Adviser/Subadviser ING Investors Trust

7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds Growth Portfolio

Investment Adviser: ING Investments, LLC

Investment Adviser to Master Funds: Capital Research Management Company

ING American Funds Growth-Income Portfolio

Investment Objective Seeks to make your investment grow. Seeks to make your investment grow and provide you with income over time.

Investment Adviser: ING Investments, LLC

Investment Adviser to Master Funds: Capital Research Management Company

ING American Funds International Portfolio

Investment Adviser: ING Investments, LLC

Investment Adviser to Master Funds: Capital Research Management Company

ING Artio Foreign Portfolio (Class S)

Investment Adviser: Directed Services LLC

Investment Subadviser: Artio Investment Management LLC

ING BlackRock Large Cap Growth Portfolio (Class I)

Investment Adviser: Directed Services LLC

Investment Subadviser: BlackRock Investment Management, LLC

Seeks to make your investment grow over time. Seeks long-term growth of capital. Seeks long-term growth of capital.

ING Clarion Global Real Estate Portfolio (Class S)

Investment Adviser: ING Investments, LLC Investment Subadviser: ING Clarion Real Estate Securities L.P.

A non-diversified Portfolio that seeks to provide investors with high total return consisting of capital appreciation and current income.

ING Evergreen Omega Portfolio (Class I) Investment Adviser: Directed Services LLC Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING FMRSM Diversified Mid Cap Portfolio* (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC Investment Subadviser: Fidelity Management & Research Co.

*	FMRSM is a service mark of Fidelity Management & Research Company

ING Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Global Resources Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital appreciation.
Investment Adviser: Directed Services LLC Investment Subadviser: ING Investment Management Co.

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC

Investment Subadviser: J.P. Morgan Investment Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio (Class I)

Investment Adviser: Directed Services LLC

Investment Subadviser: J.P. Morgan Investment Management Inc.

ING LifeStyle Aggressive Growth Portfolio (Class S)

Investment Adviser: ING Investments, LLC

Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.

ING LifeStyle Growth Portfolio (Class S)

Investment Adviser: ING Investments, LLC

Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.

Seeks capital growth over the long term. Seeks growth of capital. Seeks growth of capital and some current income.

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Fund Name and Investment Adviser/Subadviser ING LifeStyle Moderate Growth Portfolio (Class S)	Investment Objective Seeks growth of capital and a low to moderate level of current income.

Investment Adviser: ING Investments, LLC

Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)

Investment Adviser: ING Investments, LLC

Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.

ING Lord Abbett Affiliated Portfolio (Class S)

Seeks growth of capital and current income. Seeks long-term growth of capital and secondarily, current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Lord, Abbett & Co. LLC

ING Marsico Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.

ING MFS Total Return Portfolio (Class I)

Investment Adviser: Directed Services LLC Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING Pioneer Fund Portfolio (Class I)

Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC Investment Subadviser: Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio (Class S)

Seeks capital appreciation.

Investment Adviser: Directed Services LLC Investment Subadviser: Pioneer Investment Management, Inc.

ING Templeton Global Growth Portfolio (Class S)

Seeks capital appreciation. Current income is only an incidental consideration.

Investment Adviser: Directed Services LLC Investment Subadviser: Templeton Global Advisors Limited

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Fund Name and Investment Adviser/Subadviser ING T. Rowe Price Equity Income Portfolio (Class S)	Investment Objective Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Capital Growth Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Wells Capital Management, Inc.

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Baron Small Cap Growth Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING Davis New York Venture Portfolio (Service Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING Legg Mason Partners Aggressive Growth Portfolio	Seeks long-term growth of capital.
(Initial Class)

Investment Adviser: Directed Services LLC Investment Subadviser: ClearBridge Advisors, LLC ING Oppenheimer Global Portfolio (Initial Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Oppenheimer Strategic Income Portfolio (Initial Class)	Seeks a high level of current income principally derived from interest on debt securities.
Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Pioneer High Yield Portfolio (Initial Class)	Seeks to maximize total return through income and capital appreciation.
Investment Adviser: Directed Services LLC Investment Subadviser: Pioneer Investment Management, Inc

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Templeton Foreign Equity Portfolio (Initial Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Investment Subadviser: Templeton Investment Counsel, LLC

ING Thornburg Value Portfolio (Initial Class)

Investment Adviser: Directed Services LLC

Investment Subadviser: Thornburg Investment Management

Seeks capital appreciation.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
(Initial Class)

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity Portfolio (Initial Class) Investment Adviser: Directed Services LLC Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital
(Initial Class)	appreciation and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 ING Growth and Income Portfolio (Class I)	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities

Investment Adviser: ING Investments, LLC

Investment Subadviser: ING Investment Management Co.

ING Variable Portfolios, Inc.

7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Science and Technology Opportunities Portfolio (Class I)

Investment Adviser: ING Investments, LLC Investment Subadviser: BlackRock Advisors, LLC

convertible into common stock. Seeks long-term capital appreciation.

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Fund Name and
Investment Adviser/Subadviser
ING Index Plus LargeCap Portfolio (Class I)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING International Index Portfolio (Class S)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Large Cap Index Portfolio (Class I)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Large Cap Value Index Portfolio (Class I)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Small Company Portfolio (Class I)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING MidCap Opportunities Portfolio (Class S)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING SmallCap Opportunities Portfolio (Class S)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

Investment Objective
Seeks to outperform the total return performance of the
Standard & Poor’s 500® Composite Stock Price Index (S&P
500 Index), while maintaining a market level of risk.

Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
International Index.

Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Index.

Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Value
Index.

Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
smaller market capitalizations.

Seeks long-term capital appreciation.

Seeks long-term capital appreciation.

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Fund Name and
Investment Adviser/Subadviser
ING VP Balanced Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Balanced Portfolio, Inc. (Class I)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Intermediate Bond Portfolio
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Intermediate Bond Portfolio (Class I)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Money Market Portfolio
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Money Market Portfolio (Class I)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

Fidelity® Variable Insurance Products
82 Devonshire Street, Boston, MA 02109
Fidelity® VIP Contrafund® Portfolio (Class I)

Investment Adviser: Fidelity Management & Research
Company

Investment Objective

Seeks to maximize investment return, consistent with
reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes:
stocks, bonds and cash equivalents, based on the judgment of the Portfolio’s management, of which of those sectors or mix thereof offers the best investment prospects.

Seeks to maximize total return consistent with reasonable
risk.

Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment in high-quality money market investments while maintaining a
stable share price of $1.00.

Seeks long-term capital appreciation.

Investment Subadvisers: FMR Co., Inc.; Fidelity
Management & Research (U.K.) Inc.; Fidelity Research &
Analysis Company; Fidelity Investments Japan Limited;
Fidelity International Investment Advisors; Fidelity
International Investment Advisors (U.K.) Limited

Fidelity® VIP Equity-Income Portfolio (Class I)	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research	the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).

Company

Investment Subadvisers: FMR Co., Inc.; Fidelity Management & Research (U.K.) Inc.; Fidelity Research & Analysis Company; Fidelity Investments Japan Limited; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING Life Insurance and Annuity Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

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APPENDIX IV

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2008, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Complete information is available in the SAI. Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. This information is current through December 31, 2008, including portfolio names. For those subaccounts that commenced operations during the period ended December 31, 2008, the "Value at beginning of period" shown is the value at first date of investment. Portfolio name changes after December 31, 2008, are not reflected in this information.

TABLE I

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993	$12.966	$10.535
Value at end of period	$11.58	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993	$12.966
Number of accumulation units outstanding at end of period	1,453,754	1,815,960	2,563,000	3,284,830	3,122,247	2,257,322	2,018,022	2,109,547	1,991,818	1,126,347
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21	$10.438	$9.911
Value at end of period	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21	$10.438
Number of accumulation units outstanding at end of period	939,281	1,141,203	1,684,053	2,042,506	2,406,797	1,917,301	1,734,825	1,805,355	1,176,439	735,175
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.71	$12.28	$10.82	$10.37	$10.08
Value at end of period	$7.78	$12.71	$12.28	$10.82	$10.37
Number of accumulation units outstanding at end of period	359,054	413,753	641,967	560,145	77,766
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.46	$13.06	$12.03	$10.50	$10.02
Value at end of period	$7.98	$14.46	$13.06	$12.03	$10.50
Number of accumulation units outstanding at end of period	458,590	495,819	788,860	535,898	64,970
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$17.62	$14.89	$12.71	$10.61	$9.92
Value at end of period	$10.04	$17.62	$14.89	$12.71	$10.61
Number of accumulation units outstanding at end of period	350,045	392,021	531,720	775,024	458,582

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.63	$10.11	$9.82
Value at end of period	$6.19	$10.63	$10.11
Number of accumulation units outstanding at end of period	45,908	41,397	137,397
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842	$9.999
Value at end of period	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842
Number of accumulation units outstanding at end of period	255,180	315,629	333,574	377,307	466,053	729,378	588,646	572,939	367,378
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.80	$10.03
Value at end of period	$5.93	$9.80
Number of accumulation units outstanding at end of period	663,378	796,839
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.28	$10.08	$8.88
Value at end of period	$6.72	$10.28	$10.08
Number of accumulation units outstanding at end of period	42,429	51,801	145,330
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.33	$10.98	$9.90
Value at end of period	$6.82	$11.33	$10.98
Number of accumulation units outstanding at end of period	38,658	29,048	12,160
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.21	$11.92	$11.36	$10.06
Value at end of period	$9.51	$13.21	$11.92	$11.36
Number of accumulation units outstanding at end of period	132,881	149,611	212,781	266,161
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.24	$9.89	$9.99
Value at end of period	$6.79	$11.24	$9.89
Number of accumulation units outstanding at end of period	483,580	529,758	625,810
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.14	$10.96	$9.94
Value at end of period	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	129,483	93,686	63,273
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.92	$12.84
Value at end of period	$7.35	$11.92
Number of accumulation units outstanding at end of period	81,918	66,062
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.55	$13.67	$11.17
Value at end of period	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	64,670	101,969	70,366

ILIAC Variable Annuity – INGVA

IV-2

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.14	$9.96	$10.26
Value at end of period	$7.68	$13.14	$9.96
Number of accumulation units outstanding at end of period	80,820	81,647	58,435
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.92	$13.25	$11.44	$10.24
Value at end of period	$9.00	$12.92	$13.25	$11.44
Number of accumulation units outstanding at end of period	79,400	113,083	172,618	350,676
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.51	$12.76	$10.69	$9.93
Value at end of period	$7.52	$12.51	$12.76	$10.69
Number of accumulation units outstanding at end of period	572,240	694,014	1,058,261	1,443,294
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.53	$10.86	$10.18
Value at end of period	$7.00	$12.53	$10.86
Number of accumulation units outstanding at end of period	213,965	269,608	336,504
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933	$15.499	$10.371
Value at end of period	$5.46	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933	$15.499
Number of accumulation units outstanding at end of period	250,683	280,356	361,846	444,306	556,578	664,936	688,422	853,538	844,849	360,244
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.39	$12.20	$11.53	$10.96	$10.24
Value at end of period	$5.02	$11.39	$12.20	$11.53	$10.96
Number of accumulation units outstanding at end of period	371,903	442,333	644,824	833,422	43,882
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.66	$12.38	$10.58	$10.01
Value at end of period	$7.30	$12.66	$12.38	$10.58
Number of accumulation units outstanding at end of period	33,992	44,959	21,109	7,263
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.33	$11.98	$10.48	$10.22
Value at end of period	$7.74	$12.33	$11.98	$10.48
Number of accumulation units outstanding at end of period	205,022	144,859	171,376	31,852
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.06	$11.63	$10.35	$10.09
Value at end of period	$8.17	$12.06	$11.63	$10.35
Number of accumulation units outstanding at end of period	314,214	308,301	290,252	41,000
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.79	$11.34	$10.27	$10.00
Value at end of period	$8.65	$11.79	$11.34	$10.27
Number of accumulation units outstanding at end of period	180,760	188,933	119,486	26,084

ILIAC Variable Annuity – INGVA

IV-3

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.17	$10.82	$9.88
Value at end of period	$7.01	$11.17	$10.82
Number of accumulation units outstanding at end of period	16,249	6,610	6,195
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.44	$10.11	$9.15
Value at end of period	$6.76	$11.44	$10.11
Number of accumulation units outstanding at end of period	31,529	26,748	18,994
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.27	$15.30	$12.45	$10.10
Value at end of period	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	97,677	138,555	243,016	192,878
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.00	$11.62	$10.46	$10.14
Value at end of period	$9.25	$12.00	$11.62	$10.46
Number of accumulation units outstanding at end of period	1,439,660	1,605,202	2,289,415	3,060,671
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.17	$10.36	$9.92
Value at end of period	$5.41	$11.17	$10.36
Number of accumulation units outstanding at end of period	394,081	494,389	680,598
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.86	$14.07	$12.04	$10.06
Value at end of period	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	1,090,401	1,272,025	1,644,706	1,912,409
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.09	$12.64	$11.08	$10.24
Value at end of period	$7.97	$13.09	$12.64	$11.08
Number of accumulation units outstanding at end of period	35,879	35,938	38,763	20,482
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.72	$10.88	$10.13	$10.01
Value at end of period	$9.81	$11.72	$10.88	$10.13
Number of accumulation units outstanding at end of period	804,002	908,085	1,038,725	1,293,593
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$10.96	$9.39	$9.24	$8.52	$8.03	$6.22	$8.834	$12.229	$14.022	$10.489
Value at end of period	$6.07	$10.96	$9.39	$9.24	$8.52	$8.03	$6.22	$8.834	$12.229	$14.022
Number of accumulation units outstanding at end of period	268,461	303,438	384,089	477,362	554,359	667,168	744,203	962,023	1,034,464	453,570
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.60	$11.40	$9.94	$9.99
Value at end of period	$7.38	$11.60	$11.40	$9.94
Number of accumulation units outstanding at end of period	9,511	22,709	38,702	53,137

ILIAC Variable Annuity – INGVA

IV-4

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.33	$12.77	$11.02	$10.23
Value at end of period	$8.64	$13.33	$12.77	$11.02
Number of accumulation units outstanding at end of period	276,102	324,341	459,403	552,003
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.94
Value at end of period	$7.25
Number of accumulation units outstanding at end of period	300,691
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.05	$10.58	$10.03
Value at end of period	$7.32	$11.05	$10.58
Number of accumulation units outstanding at end of period	46,012	40,111	10,637
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.23	$12.67	$11.73	$10.04
Value at end of period	$8.01	$14.23	$12.67	$11.73
Number of accumulation units outstanding at end of period	824,868	939,670	1,229,215	1,630,598
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.31	$11.08	$10.04
Value at end of period	$7.20	$11.31	$11.08
Number of accumulation units outstanding at end of period	65,794	47,108	37,896
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.26
Number of accumulation units outstanding at end of period	541,950
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.31	$11.15	$9.79
Value at end of period	$6.76	$11.31	$11.15
Number of accumulation units outstanding at end of period	10,164	27,728	15,467
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03	$15.023	$10.193
Value at end of period	$7.57	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03	$15.023
Number of accumulation units outstanding at end of period	300,734	325,370	366,594	446,019	555,400	666,673	760,839	863,568	643,763	207,410
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755	$12.424	$10.113
Value at end of period	$7.08	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755	$12.424
Number of accumulation units outstanding at end of period	195,454	167,864	234,470	309,846	341,549	331,059	358,337	416,034	383,389	208,889
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$5.37
Number of accumulation units outstanding at end of period	882,337

ILIAC Variable Annuity – INGVA

IV-5

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.49	$12.18	$10.91	$10.06
Value at end of period	$9.48	$12.49	$12.18	$10.91
Number of accumulation units outstanding at end of period	1,577,267	1,864,760	2,450,442	2,802,327
ING VP BALANCED PORTFOLIO
Value at beginning of period	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457	$11.632	$10.337
Value at end of period	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457	$11.632
Number of accumulation units outstanding at end of period	577,851	738,056	933,000	1,166,813	1,305,749	1,029,178	993,956	1,075,274	788,863	417,961
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14	$11.498	$9.886
Value at end of period	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14	$11.498
Number of accumulation units outstanding at end of period	835,276	603,244	822,465	955,103	1,061,351	1,213,385	1,413,021	1,650,395	1,630,201	1,093,630
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.63	$9.78
Value at end of period	$5.37	$9.63
Number of accumulation units outstanding at end of period	274,089	339,689
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839	$13.193	$10.716
Value at end of period	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839	$13.193
Number of accumulation units outstanding at end of period	1,516,955	1,689,866	1,906,034	2,368,146	2,759,569	3,215,532	3,628,671	4,201,884	4,191,119	2,135,759
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018	$10.145	$10.319
Value at end of period	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018	$10.145
Number of accumulation units outstanding at end of period	997,679	723,089	919,428	1,098,270	1,069,558	1,257,971	1,452,812	1,338,812	722,145	708,744
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476	$10.181
Value at end of period	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476
Number of accumulation units outstanding at end of period	116,506	148,281	182,941	324,578	349,195	219,160	120,171	31,788
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186	$10.615	$10.199
Value at end of period	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186	$10.615
Number of accumulation units outstanding at end of period	2,988,799	2,695,517	3,097,409	3,537,817	2,815,301	1,967,775	3,154,101	3,693,592	2,214,734	2,174,383
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497	$10.065
Value at end of period	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497
Number of accumulation units outstanding at end of period	121,748	144,876	172,834	204,440	228,383	175,467	117,669	73,607
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82	$12.128	$9.357
Value at end of period	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82	$12.128
Number of accumulation units outstanding at end of period	400,462	490,652	684,407	879,607	1,151,775	1,313,138	1,077,683	886,919	578,289	163,679
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.99	$10.47	$9.33
Value at end of period	$6.65	$9.99	$10.47
Number of accumulation units outstanding at end of period	6,567	4,716	990

ILIAC Variable Annuity – INGVA

IV-6

	Condensed Financial Information (continued)

		TABLE VI
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
	(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428	$9.607
Value at end of period	$8.43	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428
Number of accumulation units outstanding at end of period	26,249	193,614	217,382	231,760	141,674	99,481	79,561	68,936	10,423
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64	$10.074
Value at end of period	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64
Number of accumulation units outstanding at end of period	23,444	100,337	131,926	133,994	145,501	92,558	51,427	61,951	7,261
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.33	$12.03	$10.70	$10.36	$10.18
Value at end of period	$7.48	$12.33	$12.03	$10.70	$10.36
Number of accumulation units outstanding at end of period	17,711	96,829	101,813	46,654	3,297
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.03	$12.80	$11.89	$10.49	$10.08
Value at end of period	$7.67	$14.03	$12.80	$11.89	$10.49
Number of accumulation units outstanding at end of period	18,184	97,610	99,588	34,597	496
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$17.09	$14.59	$12.57	$10.59	$10.41
Value at end of period	$9.65	$17.09	$14.59	$12.57	$10.59
Number of accumulation units outstanding at end of period	14,523	87,482	97,070	49,272	2,432
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.46	$10.05	$9.61
Value at end of period	$6.03	$10.46	$10.05
Number of accumulation units outstanding at end of period	2,124	6,323	2,978
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08	$8.131
Value at end of period	$2.91	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08
Number of accumulation units outstanding at end of period	3,287	12,695	19,589	26,588	29,626	22,775	22,240	31,073	27,016
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.74	$10.03
Value at end of period	$5.83	$9.74
Number of accumulation units outstanding at end of period	7,515	30,387
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.12	$10.02	$9.32
Value at end of period	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	1,376	5,870	2,376
ILIAC Variable Annuity – INGVA

IV-7

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.15	$10.91	$9.50
Value at end of period	$6.65	$11.15	$10.91
Number of accumulation units outstanding at end of period	1,241	11,658	9,975
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.88	$11.73	$11.29	$11.02
Value at end of period	$9.18	$12.88	$11.73	$11.29
Number of accumulation units outstanding at end of period	12,253	27,644	48,619	72,586
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.06	$9.82	$10.28
Value at end of period	$6.62	$11.06	$9.82
Number of accumulation units outstanding at end of period	13,867	35,481	95,741
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.96	$10.89	$9.94
Value at end of period	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	1,462	20,157	16,201
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.85	$12.68
Value at end of period	$7.23	$11.85
Number of accumulation units outstanding at end of period	2,896	11,357
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.35	$13.58	$10.32
Value at end of period	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	6,731	12,363	11,301
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.93	$9.89	$9.39
Value at end of period	$7.49	$12.93	$9.89
Number of accumulation units outstanding at end of period	1,317	22,187	6,436
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.59	$13.04	$11.36	$10.73
Value at end of period	$8.69	$12.59	$13.04	$11.36
Number of accumulation units outstanding at end of period	2,397	10,340	15,431	12,055
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.20	$12.55	$10.62	$10.30
Value at end of period	$7.26	$12.20	$12.55	$10.62
Number of accumulation units outstanding at end of period	11,944	89,613	115,165	124,497
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.33	$10.79	$9.53
Value at end of period	$6.82	$12.33	$10.79
Number of accumulation units outstanding at end of period	2,737	11,203	64,719

ILIAC Variable Annuity – INGVA

IV-8

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605	$8.273
Value at end of period	$3.52	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605
Number of accumulation units outstanding at end of period	4,820	33,472	43,973	78,560	96,803	97,562	58,907	74,707	22,160
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.05	$11.95	$11.41	$10.95	$10.65
Value at end of period	$4.83	$11.05	$11.95	$11.41	$10.95
Number of accumulation units outstanding at end of period	4,029	39,345	56,438	70,553	693
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.38	$13.14
Value at end of period	$7.07	$12.38
Number of accumulation units outstanding at end of period	152	14,196
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.05	$11.83	$10.44	$9.94
Value at end of period	$7.49	$12.05	$11.83	$10.44
Number of accumulation units outstanding at end of period	1,968	14,955	113,361	11,985
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.79	$11.48	$10.32	$9.87
Value at end of period	$7.91	$11.79	$11.48	$10.32
Number of accumulation units outstanding at end of period	16,891	42,455	78,666	101
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.53	$11.19	$10.24	$9.82
Value at end of period	$8.37	$11.53	$11.19	$10.24
Number of accumulation units outstanding at end of period	11,581	25,887	44,156	5,543
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period		$10.75	$9.40
Value at end of period		$10.99	$10.75
Number of accumulation units outstanding at end of period		0	497
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.25	$10.05	$9.26
Value at end of period	$6.59	$11.25	$10.05
Number of accumulation units outstanding at end of period	0	2,806	2,804
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.81	$15.06	$12.37	$10.06
Value at end of period	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	5,283	19,967	19,716	11,954
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.69	$11.43	$10.39	$10.06
Value at end of period	$8.93	$11.69	$11.43	$10.39
Number of accumulation units outstanding at end of period	28,207	119,216	176,475	205,538

ILIAC Variable Annuity – INGVA

IV-9

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.99	$10.30	$10.14
Value at end of period	$5.27	$10.99	$10.30
Number of accumulation units outstanding at end of period	15,339	46,593	65,451
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.47	$13.85	$11.96	$10.06
Value at end of period	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	7,176	65,838	97,726	141,518
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.76	$12.44	$11.00	$10.61
Value at end of period	$7.69	$12.76	$12.44	$11.00
Number of accumulation units outstanding at end of period	9,735	17,370	11,618	376
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.42	$10.70	$10.06	$10.00
Value at end of period	$9.47	$11.42	$10.70	$10.06
Number of accumulation units outstanding at end of period	15,899	140,662	128,634	98,237
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.72	$5.81	$5.77	$5.38	$5.11	$4.00	$5.736	$8.017	$9.28
Value at end of period	$3.69	$6.72	$5.81	$5.77	$5.38	$5.11	$4.00	$5.736	$8.017
Number of accumulation units outstanding at end of period	3,818	9,435	10,391	10,482	12,606	13,017	12,355	15,657	5,769
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.37	$11.28	$9.93	$9.99
Value at end of period	$7.16	$11.37	$11.28	$9.93
Number of accumulation units outstanding at end of period	1,479	2,305	3,233	3,840
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.99	$12.57	$10.95	$10.53
Value at end of period	$8.34	$12.99	$12.57	$10.95
Number of accumulation units outstanding at end of period	8,422	23,331	44,031	48,242
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.93
Value at end of period	$7.22
Number of accumulation units outstanding at end of period	13,504
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.88	$11.37
Value at end of period	$7.14	$10.88
Number of accumulation units outstanding at end of period	1,517	6,036
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.87	$12.47	$11.65	$10.03
Value at end of period	$7.73	$13.87	$12.47	$11.65
Number of accumulation units outstanding at end of period	10,717	85,018	111,843	108,135

ILIAC Variable Annuity – INGVA

IV-10

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.13	$11.01	$9.74
Value at end of period	$7.02	$11.13	$11.01
Number of accumulation units outstanding at end of period	510	4,245	3,937
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.22
Number of accumulation units outstanding at end of period	18,852
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.13	$11.08	$9.24
Value at end of period	$6.58	$11.13	$11.08
Number of accumulation units outstanding at end of period	3,868	11,799	9,716
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79	$9.186
Value at end of period	$4.39	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79
Number of accumulation units outstanding at end of period	6,021	14,254	63,636	82,579	97,534	108,388	114,025	126,421	94,883
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715	$9.414
Value at end of period	$4.86	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715
Number of accumulation units outstanding at end of period	16,056	27,677	35,717	36,902	37,968	35,349	38,140	51,496	2,326
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$5.34
Number of accumulation units outstanding at end of period	15,870
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.17	$11.98	$10.84	$10.06
Value at end of period	$9.15	$12.17	$11.98	$10.84
Number of accumulation units outstanding at end of period	6,525	92,011	124,372	113,062
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52	$9.924
Value at end of period	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52
Number of accumulation units outstanding at end of period	4,275	37,216	46,677	66,062	71,463	80,704	77,192	74,575	29,543
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962	$9.312
Value at end of period	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962
Number of accumulation units outstanding at end of period	43,500	38,070	55,589	64,417	86,309	80,267	77,343	70,511	6,539
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.62	$9.78
Value at end of period	$5.31	$9.62
Number of accumulation units outstanding at end of period	8,588	17,760

ILIAC Variable Annuity – INGVA

IV-11

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991	$10.031
Value at end of period	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991
Number of accumulation units outstanding at end of period	198,590	372,830	107,306	150,783	174,585	202,025	220,225	197,497	12,685
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459	$10.323
Value at end of period	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459
Number of accumulation units outstanding at end of period	65,938	69,840	63,076	75,004	65,243	66,982	72,408	134,013	2,717
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42	$9.481
Value at end of period	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42
Number of accumulation units outstanding at end of period	2,772	19,247	32,261	40,741	42,360	13,425	7,015	288
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13	$10.014
Value at end of period	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13
Number of accumulation units outstanding at end of period	44,564	441,840	806,410	579,969	234,870	226,002	207,160	290,006	92,189
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441	$10.175
Value at end of period	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441
Number of accumulation units outstanding at end of period	4,971	35,408	41,407	53,187	38,830	13,008	11,288	2,354
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223	$9.222
Value at end of period	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223
Number of accumulation units outstanding at end of period	12,111	51,932	64,131	59,629	60,875	42,546	36,062	31,930	3,438

ILIAC Variable Annuity – INGVA

IV-12

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

ING VARIABLE ANNUITY Statement of Additional Information

Dated

May 1, 2009

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated May 1, 2009.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING Customer Service Center P.O. Box 9271 Des Moines, IA 50306-9271 1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2008, the Company had $50 billion invested through its products, including $37 billion in its separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $22 billion). Based on assets, ING Life Insurance and Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 15, 2008. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus).

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The investment portfolios available under your Contract are:

ING Investors Trust

ING American Funds Growth Portfolio* ING American Funds Growth-Income Portfolio* ING American Funds International Portfolio* ING Artio Foreign Portfolio (Class S) ING BlackRock Large Cap Growth Portfolio (Class I) ING Clarion Global Real Estate Portfolio (Class S) ING Evergreen Omega Portfolio (Class I) ING FMRSM Diversified Mid Cap Portfolio (Class I) ING Franklin Income Portfolio (Class S) ING Franklin Mutual Shares Portfolio (Class S) ING Global Resources Portfolio (Class S) ING JPMorgan Emerging Markets Equity Portfolio (Class S) ING JPMorgan Small Cap Core Equity Portfolio (Class I) ING LifeStyle Aggressive Growth Portfolio (Class S)* ING LifeStyle Growth Portfolio (Class S)* ING LifeStyle Moderate Growth Portfolio (Class S)* ING LifeStyle Moderate Portfolio (Class S)* ING Lord Abbett Affiliated Portfolio (Class S) ING Marsico Growth Portfolio (Class S) ING MFS Total Return Portfolio (Class I) ING Pioneer Fund Portfolio (Class I) ING Pioneer Mid Cap Value Portfolio (Class S) ING Templeton Global Growth Portfolio (Class S) ING T. Rowe Price Equity Income Portfolio (Class S) ING Van Kampen Capital Growth Portfolio (Class I) ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.

ING Baron Small Cap Growth Portfolio (Service Class) ING Davis New York Venture Portfolio (Service Class) ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class) ING Oppenheimer Global Portfolio (Initial Class) ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING Partners, Inc. (Cont.)

ING Pioneer High Yield Portfolio (Initial Class) ING Templeton Foreign Equity Portfolio (Initial Class) ING Thornburg Value Portfolio (Initial Class) ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) ING UBS U.S. Large Cap Equity Portfolio (Initial Class) ING Van Kampen Equity and Income Portfolio (Initial Class)

ING Variable Funds

ING Growth and Income Portfolio (Class I)

ING Variable Portfolios, Inc.

ING BlackRock Science and Technology Opportunities Portfolio (Class I) ING Index Plus LargeCap Portfolio (Class I) ING International Index Portfolio (Class S) ING Opportunistic LargeCap Portfolio (Class I) ING RussellTM Large Cap Index Portfolio (Class I) ING RussellTM Large Cap Value Index Portfolio (Class I) ING Small Company Portfolio (Class I)

ING Variable Products Trust

ING MidCap Opportunities Portfolio (Class S) ING SmallCap Opportunities Portfolio (Class S)

ING Balanced Portfolio, Inc.

ING Balanced Portfolio, Inc. (Class I)

ING Intermediate Bond Portfolio

ING Intermediate Bond Portfolio (Class I)

ING Money Market Portfolio

ING Money Market Portfolio (Class I)

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio (Class I) Fidelity® VIP Equity-Income Portfolio (Class I)

*	These investment portfolios are offered in a “Master-Feeder” or “Fund of Funds” structure. See “Investment Options – Mutual Fund (fund) Descriptions” and “Fund Expenses” in the prospectus for more information about these investment portfolios.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774..ING Financial Advisers, LLC offers the securities under the Contracts on a continuous basis, however, the Contract is no longer available to new purchasers. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2008, 2007, 2006 and 2005 amounted to $2,501,353.46, $2,666,060.62 and $2,507,216.09, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. This information is current through December 31, 2008, including portfolio names. For those subaccounts that commenced operations during the period ended December 31, 2008, the "Value at beginning of period" shown is the value at first date of investment. This information is current through December 31, 2008, including portfolio names. Portfolio name changes after December 31, 2008, are not reflected in this information.

TABLE I

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993	$12.966	$10.535
Value at end of period	$11.58	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993	$12.966
Number of accumulation units outstanding at end of period	1,453,754	1,815,960	2,563,000	3,284,830	3,122,247	2,257,322	2,018,022	2,109,547	1,991,818	1,126,347
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21	$10.438	$9.911
Value at end of period	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21	$10.438
Number of accumulation units outstanding at end of period	939,281	1,141,203	1,684,053	2,042,506	2,406,797	1,917,301	1,734,825	1,805,355	1,176,439	735,175
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.71	$12.28	$10.82	$10.37	$10.08
Value at end of period	$7.78	$12.71	$12.28	$10.82	$10.37
Number of accumulation units outstanding at end of period	359,054	413,753	641,967	560,145	77,766
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.46	$13.06	$12.03	$10.50	$10.02
Value at end of period	$7.98	$14.46	$13.06	$12.03	$10.50
Number of accumulation units outstanding at end of period	458,590	495,819	788,860	535,898	64,970
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$17.62	$14.89	$12.71	$10.61	$9.92
Value at end of period	$10.04	$17.62	$14.89	$12.71	$10.61
Number of accumulation units outstanding at end of period	350,045	392,021	531,720	775,024	458,582
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.63	$10.11	$9.82
Value at end of period	$6.19	$10.63	$10.11
Number of accumulation units outstanding at end of period	45,908	41,397	137,397
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842	$9.999
Value at end of period	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842
Number of accumulation units outstanding at end of period	255,180	315,629	333,574	377,307	466,053	729,378	588,646	572,939	367,378

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.80	$10.03
Value at end of period	$5.93	$9.80
Number of accumulation units outstanding at end of period	663,378	796,839
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.28	$10.08	$8.88
Value at end of period	$6.72	$10.28	$10.08
Number of accumulation units outstanding at end of period	42,429	51,801	145,330
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.33	$10.98	$9.90
Value at end of period	$6.82	$11.33	$10.98
Number of accumulation units outstanding at end of period	38,658	29,048	12,160
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.21	$11.92	$11.36	$10.06
Value at end of period	$9.51	$13.21	$11.92	$11.36
Number of accumulation units outstanding at end of period	132,881	149,611	212,781	266,161
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.24	$9.89	$9.99
Value at end of period	$6.79	$11.24	$9.89
Number of accumulation units outstanding at end of period	483,580	529,758	625,810
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.14	$10.96	$9.94
Value at end of period	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	129,483	93,686	63,273
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.92	$12.84
Value at end of period	$7.35	$11.92
Number of accumulation units outstanding at end of period	81,918	66,062
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.55	$13.67	$11.17
Value at end of period	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	64,670	101,969	70,366
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.14	$9.96	$10.26
Value at end of period	$7.68	$13.14	$9.96
Number of accumulation units outstanding at end of period	80,820	81,647	58,435
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.92	$13.25	$11.44	$10.24
Value at end of period	$9.00	$12.92	$13.25	$11.44
Number of accumulation units outstanding at end of period	79,400	113,083	172,618	350,676

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.51	$12.76	$10.69	$9.93
Value at end of period	$7.52	$12.51	$12.76	$10.69
Number of accumulation units outstanding at end of period	572,240	694,014	1,058,261	1,443,294
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.53	$10.86	$10.18
Value at end of period	$7.00	$12.53	$10.86
Number of accumulation units outstanding at end of period	213,965	269,608	336,504
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933	$15.499	$10.371
Value at end of period	$5.46	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933	$15.499
Number of accumulation units outstanding at end of period	250,683	280,356	361,846	444,306	556,578	664,936	688,422	853,538	844,849	360,244
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.39	$12.20	$11.53	$10.96	$10.24
Value at end of period	$5.02	$11.39	$12.20	$11.53	$10.96
Number of accumulation units outstanding at end of period	371,903	442,333	644,824	833,422	43,882
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.66	$12.38	$10.58	$10.01
Value at end of period	$7.30	$12.66	$12.38	$10.58
Number of accumulation units outstanding at end of period	33,992	44,959	21,109	7,263
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.33	$11.98	$10.48	$10.22
Value at end of period	$7.74	$12.33	$11.98	$10.48
Number of accumulation units outstanding at end of period	205,022	144,859	171,376	31,852
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.06	$11.63	$10.35	$10.09
Value at end of period	$8.17	$12.06	$11.63	$10.35
Number of accumulation units outstanding at end of period	314,214	308,301	290,252	41,000
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.79	$11.34	$10.27	$10.00
Value at end of period	$8.65	$11.79	$11.34	$10.27
Number of accumulation units outstanding at end of period	180,760	188,933	119,486	26,084
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.17	$10.82	$9.88
Value at end of period	$7.01	$11.17	$10.82
Number of accumulation units outstanding at end of period	16,249	6,610	6,195
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.44	$10.11	$9.15
Value at end of period	$6.76	$11.44	$10.11
Number of accumulation units outstanding at end of period	31,529	26,748	18,994

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.27	$15.30	$12.45	$10.10
Value at end of period	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	97,677	138,555	243,016	192,878
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.00	$11.62	$10.46	$10.14
Value at end of period	$9.25	$12.00	$11.62	$10.46
Number of accumulation units outstanding at end of period	1,439,660	1,605,202	2,289,415	3,060,671
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.17	$10.36	$9.92
Value at end of period	$5.41	$11.17	$10.36
Number of accumulation units outstanding at end of period	394,081	494,389	680,598
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.86	$14.07	$12.04	$10.06
Value at end of period	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	1,090,401	1,272,025	1,644,706	1,912,409
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.09	$12.64	$11.08	$10.24
Value at end of period	$7.97	$13.09	$12.64	$11.08
Number of accumulation units outstanding at end of period	35,879	35,938	38,763	20,482
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.72	$10.88	$10.13	$10.01
Value at end of period	$9.81	$11.72	$10.88	$10.13
Number of accumulation units outstanding at end of period	804,002	908,085	1,038,725	1,293,593
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$10.96	$9.39	$9.24	$8.52	$8.03	$6.22	$8.834	$12.229	$14.022	$10.489
Value at end of period	$6.07	$10.96	$9.39	$9.24	$8.52	$8.03	$6.22	$8.834	$12.229	$14.022
Number of accumulation units outstanding at end of period	268,461	303,438	384,089	477,362	554,359	667,168	744,203	962,023	1,034,464	453,570
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.60	$11.40	$9.94	$9.99
Value at end of period	$7.38	$11.60	$11.40	$9.94
Number of accumulation units outstanding at end of period	9,511	22,709	38,702	53,137
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.33	$12.77	$11.02	$10.23
Value at end of period	$8.64	$13.33	$12.77	$11.02
Number of accumulation units outstanding at end of period	276,102	324,341	459,403	552,003
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.94
Value at end of period	$7.25
Number of accumulation units outstanding at end of period	300,691

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.05	$10.58	$10.03
Value at end of period	$7.32	$11.05	$10.58
Number of accumulation units outstanding at end of period	46,012	40,111	10,637
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.23	$12.67	$11.73	$10.04
Value at end of period	$8.01	$14.23	$12.67	$11.73
Number of accumulation units outstanding at end of period	824,868	939,670	1,229,215	1,630,598
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.31	$11.08	$10.04
Value at end of period	$7.20	$11.31	$11.08
Number of accumulation units outstanding at end of period	65,794	47,108	37,896
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.26
Number of accumulation units outstanding at end of period	541,950
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.31	$11.15	$9.79
Value at end of period	$6.76	$11.31	$11.15
Number of accumulation units outstanding at end of period	10,164	27,728	15,467
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03	$15.023	$10.193
Value at end of period	$7.57	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03	$15.023
Number of accumulation units outstanding at end of period	300,734	325,370	366,594	446,019	555,400	666,673	760,839	863,568	643,763	207,410
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755	$12.424	$10.113
Value at end of period	$7.08	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755	$12.424
Number of accumulation units outstanding at end of period	195,454	167,864	234,470	309,846	341,549	331,059	358,337	416,034	383,389	208,889
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$5.37
Number of accumulation units outstanding at end of period	882,337
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.49	$12.18	$10.91	$10.06
Value at end of period	$9.48	$12.49	$12.18	$10.91
Number of accumulation units outstanding at end of period	1,577,267	1,864,760	2,450,442	2,802,327
ING VP BALANCED PORTFOLIO
Value at beginning of period	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457	$11.632	$10.337
Value at end of period	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457	$11.632
Number of accumulation units outstanding at end of period	577,851	738,056	933,000	1,166,813	1,305,749	1,029,178	993,956	1,075,274	788,863	417,961
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14	$11.498	$9.886
Value at end of period	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14	$11.498
Number of accumulation units outstanding at end of period	835,276	603,244	822,465	955,103	1,061,351	1,213,385	1,413,021	1,650,395	1,630,201	1,093,630

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.63	$9.78
Value at end of period	$5.37	$9.63
Number of accumulation units outstanding at end of period	274,089	339,689
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839	$13.193	$10.716
Value at end of period	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839	$13.193
Number of accumulation units outstanding at end of period	1,516,955	1,689,866	1,906,034	2,368,146	2,759,569	3,215,532	3,628,671	4,201,884	4,191,119	2,135,759
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018	$10.145	$10.319
Value at end of period	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018	$10.145
Number of accumulation units outstanding at end of period	997,679	723,089	919,428	1,098,270	1,069,558	1,257,971	1,452,812	1,338,812	722,145	708,744
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476	$10.181
Value at end of period	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476
Number of accumulation units outstanding at end of period	116,506	148,281	182,941	324,578	349,195	219,160	120,171	31,788
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186	$10.615	$10.199
Value at end of period	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186	$10.615
Number of accumulation units outstanding at end of period	2,988,799	2,695,517	3,097,409	3,537,817	2,815,301	1,967,775	3,154,101	3,693,592	2,214,734	2,174,383
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497	$10.065
Value at end of period	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497
Number of accumulation units outstanding at end of period	121,748	144,876	172,834	204,440	228,383	175,467	117,669	73,607
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82	$12.128	$9.357
Value at end of period	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82	$12.128
Number of accumulation units outstanding at end of period	400,462	490,652	684,407	879,607	1,151,775	1,313,138	1,077,683	886,919	578,289	163,679
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.99	$10.47	$9.33
Value at end of period	$6.65	$9.99	$10.47
Number of accumulation units outstanding at end of period	6,567	4,716	990

TABLE II FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.76	$17.02	$15.43	$13.36	$11.71	$9.23	$10.315	$11.904	$12.909	$10.521
Value at end of period	$11.22	$19.76	$17.02	$15.43	$13.36	$11.71	$9.23	$10.315	$11.904	$12.909
Number of accumulation units outstanding at end of period	1,579,285	1,903,189	2,663,915	3,235,173	3,063,454	2,423,626	2,369,434	2,524,943	2,706,891	1,682,680

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.10	$15.06	$12.69	$12.14	$11.02	$8.56	$10.443	$11.127	$10.392	$9.897
Value at end of period	$8.55	$15.10	$15.06	$12.69	$12.14	$11.02	$8.56	$10.443	$11.127	$10.392
Number of accumulation units outstanding at end of period	1,181,565	1,413,860	1,930,750	2,518,931	2,738,588	2,405,810	2,273,947	2,332,214	2,028,220	1,507,320
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.59	$12.20	$10.78	$10.37	$10.01
Value at end of period	$7.68	$12.59	$12.20	$10.78	$10.37
Number of accumulation units outstanding at end of period	529,159	579,713	804,970	698,605	73,449
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.32	$12.98	$11.99	$10.50	$9.95
Value at end of period	$7.88	$14.32	$12.98	$11.99	$10.50
Number of accumulation units outstanding at end of period	501,572	485,885	630,882	532,331	52,636
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$17.45	$14.80	$12.66	$10.60	$9.92
Value at end of period	$9.91	$17.45	$14.80	$12.66	$10.60
Number of accumulation units outstanding at end of period	526,282	517,521	701,548	632,879	128,126
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.58	$10.09	$10.18
Value at end of period	$6.14	$10.58	$10.09
Number of accumulation units outstanding at end of period	32,127	24,933	71,497
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83	$9.999
Value at end of period	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83
Number of accumulation units outstanding at end of period	201,095	275,823	338,658	412,639	439,023	508,346	381,818	433,715	223,693
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.78	$10.03
Value at end of period	$5.90	$9.78
Number of accumulation units outstanding at end of period	896,771	1,095,179
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.23	$10.06	$10.24
Value at end of period	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	32,316	37,485	63,674
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.27	$10.96	$10.09
Value at end of period	$6.77	$11.27	$10.96
Number of accumulation units outstanding at end of period	53,798	38,374	19,537
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.11	$11.86	$11.34	$10.74
Value at end of period	$9.40	$13.11	$11.86	$11.34
Number of accumulation units outstanding at end of period	178,915	206,655	265,688	370,606

Condensed Financial Information (continued)

2008

2007

2006

2005

2004

2003

2002

2001

2000

1999

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

(Funds were first received in this option during April 2006)
Value at beginning of period	$11.19	$9.87	$9.99
Value at end of period	$6.74	$11.19	$9.87
Number of accumulation units outstanding at end of period	466,427	545,789	667,246
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.09	$10.94	$9.99
Value at end of period	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	177,286	173,785	80,343
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.90	$12.57
Value at end of period	$7.31	$11.90
Number of accumulation units outstanding at end of period	115,204	116,235
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.48	$13.64	$11.46
Value at end of period	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	27,093	18,591	12,418
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.08	$9.94	$10.36
Value at end of period	$7.62	$13.08	$9.94
Number of accumulation units outstanding at end of period	72,902	50,413	39,399
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.82	$13.19	$11.42	$10.38
Value at end of period	$8.90	$12.82	$13.19	$11.42
Number of accumulation units outstanding at end of period	87,644	102,195	166,054	198,719
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.41	$12.69	$10.67	$10.17
Value at end of period	$7.44	$12.41	$12.69	$10.67
Number of accumulation units outstanding at end of period	575,866	692,294	990,415	1,356,388
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.47	$10.84	$10.12
Value at end of period	$6.94	$12.47	$10.84
Number of accumulation units outstanding at end of period	124,684	131,245	119,793
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.82	$9.07	$8.33	$7.57	$6.99	$5.12	$8.015	$10.853	$15.431	$10.357
Value at end of period	$5.29	$8.82	$9.07	$8.33	$7.57	$6.99	$5.12	$8.015	$10.853	$15.431
Number of accumulation units outstanding at end of period	311,754	358,341	441,323	578,149	656,230	747,149	836,353	1,011,359	1,063,458	421,059
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.28	$12.12	$11.49	$10.96	$10.31
Value at end of period	$4.96	$11.28	$12.12	$11.49	$10.96
Number of accumulation units outstanding at end of period	605,216	712,535	973,371	1,274,622	32,623

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.57	$12.33	$10.57	$10.22
Value at end of period	$7.23	$12.57	$12.33	$10.57
Number of accumulation units outstanding at end of period	66,689	79,498	42,860	29,460
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.24	$11.93	$10.46	$10.01
Value at end of period	$7.66	$12.24	$11.93	$10.46
Number of accumulation units outstanding at end of period	177,664	147,187	146,099	46,008
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.97	$11.58	$10.34	$10.19
Value at end of period	$8.09	$11.97	$11.58	$10.34
Number of accumulation units outstanding at end of period	323,027	310,317	338,282	123,461
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.71	$11.29	$10.26	$10.07
Value at end of period	$8.56	$11.71	$11.29	$10.26
Number of accumulation units outstanding at end of period	314,370	294,153	316,792	217,753
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.11	$10.80	$10.10
Value at end of period	$6.96	$11.11	$10.80
Number of accumulation units outstanding at end of period	30,936	37,399	49,789
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.38	$10.09	$10.13
Value at end of period	$6.71	$11.38	$10.09
Number of accumulation units outstanding at end of period	24,092	16,127	7,360
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.12	$15.22	$12.43	$10.10
Value at end of period	$9.04	$18.12	$15.22	$12.43
Number of accumulation units outstanding at end of period	131,110	145,346	184,873	248,833
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.91	$11.56	$10.43	$10.07
Value at end of period	$9.15	$11.91	$11.56	$10.43
Number of accumulation units outstanding at end of period	1,615,945	2,036,080	2,874,990	3,876,560
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.11	$10.34	$9.92
Value at end of period	$5.36	$11.11	$10.34
Number of accumulation units outstanding at end of period	630,778	761,078	1,060,156
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.73	$14.00	$12.02	$10.06
Value at end of period	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	1,047,042	1,190,137	1,527,189	1,802,269

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.98	$12.58	$11.05	$10.14
Value at end of period	$7.88	$12.98	$12.58	$11.05
Number of accumulation units outstanding at end of period	45,373	42,607	57,034	41,746
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.63	$10.83	$10.11	$10.01
Value at end of period	$9.70	$11.63	$10.83	$10.11
Number of accumulation units outstanding at end of period	877,000	939,889	1,340,318	1,677,193
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$10.65	$9.15	$9.03	$8.36	$7.90	$6.13	$8.742	$12.139	$13.961	$10.475
Value at end of period	$5.88	$10.65	$9.15	$9.03	$8.36	$7.90	$6.13	$8.742	$12.139	$13.961
Number of accumulation units outstanding at end of period	238,539	251,956	308,909	401,215	539,251	596,441	640,934	822,257	901,462	536,727
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.53	$11.36	$9.94	$9.99
Value at end of period	$7.31	$11.53	$11.36	$9.94
Number of accumulation units outstanding at end of period	25,064	17,050	31,801	50,102
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.22	$12.71	$11.00	$10.23
Value at end of period	$8.55	$13.22	$12.71	$11.00
Number of accumulation units outstanding at end of period	419,246	535,982	702,557	914,117
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.94
Value at end of period	$7.24
Number of accumulation units outstanding at end of period	422,502
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.00	$10.55	$10.05
Value at end of period	$7.26	$11.00	$10.55
Number of accumulation units outstanding at end of period	33,527	26,073	7,068
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.12	$12.61	$11.70	$10.04
Value at end of period	$7.92	$14.12	$12.61	$11.70
Number of accumulation units outstanding at end of period	710,684	794,971	1,040,224	1,300,668
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.25	$11.05	$9.96
Value at end of period	$7.14	$11.25	$11.05
Number of accumulation units outstanding at end of period	89,803	27,334	19,203
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.25
Number of accumulation units outstanding at end of period	638,393

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.25	$11.12	$10.02
Value at end of period	$6.70	$11.25	$11.12
Number of accumulation units outstanding at end of period	20,252	23,755	11,918
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$12.33	$11.64	$10.09	$10.06	$9.02	$7.14	$10.347	$13.926	$14.957	$10.18
Value at end of period	$7.33	$12.33	$11.64	$10.09	$10.06	$9.02	$7.14	$10.347	$13.926	$14.957
Number of accumulation units outstanding at end of period	281,874	319,608	402,460	525,424	654,366	726,481	775,399	911,394	845,124	361,089
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.54	$11.55	$10.21	$9.45	$8.34	$6.76	$9.115	$11.668	$12.37	$10.099
Value at end of period	$6.86	$11.54	$11.55	$10.21	$9.45	$8.34	$6.76	$9.115	$11.668	$12.37
Number of accumulation units outstanding at end of period	236,400	316,974	345,710	433,550	503,215	549,257	619,494	766,265	740,495	434,221
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$5.36
Number of accumulation units outstanding at end of period	885,064
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.39	$12.12	$10.89	$10.06
Value at end of period	$9.38	$12.39	$12.12	$10.89
Number of accumulation units outstanding at end of period	1,750,546	1,930,759	2,565,653	3,045,909
ING VP BALANCED PORTFOLIO
Value at beginning of period	$14.09	$13.51	$12.44	$12.08	$11.18	$9.53	$10.757	$11.372	$11.581	$10.323
Value at end of period	$10.00	$14.09	$13.51	$12.44	$12.08	$11.18	$9.53	$10.757	$11.372	$11.581
Number of accumulation units outstanding at end of period	484,220	547,915	750,983	924,758	964,065	742,506	701,902	759,422	741,768	403,187
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.22	$9.64	$8.55	$8.00	$7.48	$6.01	$8.11	$10.065	$11.447	$9.872
Value at end of period	$6.30	$10.22	$9.64	$8.55	$8.00	$7.48	$6.01	$8.11	$10.065	$11.447
Number of accumulation units outstanding at end of period	545,596	579,841	775,592	978,108	1,142,343	1,277,114	1,439,279	1,759,669	1,840,246	1,317,642
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.63	$9.78
Value at end of period	$5.35	$9.63
Number of accumulation units outstanding at end of period	267,013	404,887
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.90	$12.44	$11.00	$10.57	$9.68	$7.77	$10.024	$11.752	$13.136	$10.702
Value at end of period	$8.00	$12.90	$12.44	$11.00	$10.57	$9.68	$7.77	$10.024	$11.752	$13.136
Number of accumulation units outstanding at end of period	1,173,295	1,379,556	1,519,687	1,983,342	2,357,139	2,732,299	3,014,921	3,558,547	3,665,275	2,394,661
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.97	$14.30	$13.91	$13.66	$13.19	$12.56	$11.743	$10.937	$10.101	$10.305
Value at end of period	$13.53	$14.97	$14.30	$13.91	$13.66	$13.19	$12.56	$11.743	$10.937	$10.101
Number of accumulation units outstanding at end of period	1,064,004	871,275	1,076,685	1,238,719	1,246,912	1,229,859	1,436,808	1,394,133	1,025,035	806,343
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$13.12	$10.59	$9.96	$9.16	$8.34	$6.18	$8.458	$10.125
Value at end of period	$8.07	$13.12	$10.59	$9.96	$9.16	$8.34	$6.18	$8.458
Number of accumulation units outstanding at end of period	121,642	131,826	201,732	315,418	347,515	263,134	138,997	27,540

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$12.44	$11.98	$11.57	$11.37	$11.39	$11.44	$11.396	$11.103	$10.569	$10.186
Value at end of period	$12.61	$12.44	$11.98	$11.57	$11.37	$11.39	$11.44	$11.396	$11.103	$10.569
Number of accumulation units outstanding at end of period	3,116,885	2,846,918	3,939,178	4,622,461	3,781,977	1,880,007	2,724,201	2,794,371	1,993,511	1,313,322
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$9.04	$8.33	$7.51	$6.99	$6.44	$4.71	$8.479	$10.064
Value at end of period	$5.84	$9.04	$8.33	$7.51	$6.99	$6.44	$4.71	$8.479
Number of accumulation units outstanding at end of period	104,013	115,577	192,022	247,139	249,195	233,330	101,824	37,135
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.95	$19.08	$16.54	$15.19	$13.45	$9.91	$13.068	$12.726	$12.074	$9.345
Value at end of period	$13.58	$19.95	$19.08	$16.54	$15.19	$13.45	$9.91	$13.068	$12.726	$12.074
Number of accumulation units outstanding at end of period	357,244	424,905	523,573	657,269	743,438	709,514	617,861	558,858	419,834	114,138
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.94	$10.45	$9.58
Value at end of period	$6.60	$9.94	$10.45
Number of accumulation units outstanding at end of period	7,268	11,930	10,536

TABLE III

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.48	$16.80	$15.25	$13.23	$11.62	$9.17	$10.262	$11.86	$12.881	$10.514
Value at end of period	$11.04	$19.48	$16.80	$15.25	$13.23	$11.62	$9.17	$10.262	$11.86	$12.881
Number of accumulation units outstanding at end of period	526,260	572,352	807,319	1,073,136	1,108,634	908,324	842,283	1,021,502	1,105,565	604,942
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.89	$14.87	$12.55	$12.02	$10.93	$8.51	$10.388	$11.086	$10.369	$9.891
Value at end of period	$8.42	$14.89	$14.87	$12.55	$12.02	$10.93	$8.51	$10.388	$11.086	$10.369
Number of accumulation units outstanding at end of period	325,453	393,081	537,979	815,057	988,726	767,724	665,354	681,661	597,258	471,012
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.53	$12.16	$10.76	$10.36	$10.15
Value at end of period	$7.64	$12.53	$12.16	$10.76	$10.36
Number of accumulation units outstanding at end of period	311,714	276,357	346,847	292,364	34,306
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$14.25	$12.94	$11.96	$10.49	$10.38
Value at end of period	$7.83	$14.25	$12.94	$11.96	$10.49
Number of accumulation units outstanding at end of period	294,458	252,841	257,030	180,866	4,609
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$17.36	$14.75	$12.64	$10.60	$10.00
Value at end of period	$9.85	$17.36	$14.75	$12.64	$10.60
Number of accumulation units outstanding at end of period	215,650	185,031	217,631	277,605	149,631

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.55	$10.08	$9.10
Value at end of period	$6.11	$10.55	$10.08
Number of accumulation units outstanding at end of period	15,119	9,324	48,655
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824	$8.693
Value at end of period	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824
Number of accumulation units outstanding at end of period	27,538	45,946	50,794	50,452	62,319	98,525	55,830	79,126	74,724
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.77	$10.03
Value at end of period	$5.88	$9.77
Number of accumulation units outstanding at end of period	322,430	380,284
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.21	$10.05	$9.68
Value at end of period	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	20,158	19,063	44,497
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.24	$10.95	$9.66
Value at end of period	$6.74	$11.24	$10.95
Number of accumulation units outstanding at end of period	31,403	19,203	14,732
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.05	$11.83	$11.33	$11.05
Value at end of period	$9.35	$13.05	$11.83	$11.33
Number of accumulation units outstanding at end of period	83,157	94,790	139,309	182,654
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.16	$9.86	$9.99
Value at end of period	$6.71	$11.16	$9.86
Number of accumulation units outstanding at end of period	167,234	197,400	158,234
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.06	$10.93	$10.02
Value at end of period	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	83,210	94,556	33,373
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.89	$12.58
Value at end of period	$7.29	$11.89
Number of accumulation units outstanding at end of period	33,368	28,461
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.45	$13.62	$11.31
Value at end of period	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	11,943	8,482	18,346

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.04	$9.93	$10.50
Value at end of period	$7.59	$13.04	$9.93
Number of accumulation units outstanding at end of period	34,320	25,587	17,201
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.76	$13.15	$11.40	$10.06
Value at end of period	$8.85	$12.76	$13.15	$11.40
Number of accumulation units outstanding at end of period	26,914	24,666	44,228	87,952
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.36	$12.66	$10.66	$10.15
Value at end of period	$7.39	$12.36	$12.66	$10.66
Number of accumulation units outstanding at end of period	177,035	182,183	293,319	416,163
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.44	$10.83	$9.35
Value at end of period	$6.91	$12.44	$10.83
Number of accumulation units outstanding at end of period	57,594	60,695	82,998
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$8.69	$8.96	$8.24	$7.50	$6.93	$5.09	$7.973	$10.812	$15.397	$10.35
Value at end of period	$5.21	$8.69	$8.96	$8.24	$7.50	$6.93	$5.09	$7.973	$10.812	$15.397
Number of accumulation units outstanding at end of period	100,161	104,491	143,266	185,081	233,080	248,251	250,908	336,248	337,201	173,671
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.23	$12.08	$11.47	$10.96	$10.69
Value at end of period	$4.93	$11.23	$12.08	$11.47	$10.96
Number of accumulation units outstanding at end of period	234,564	276,152	401,591	477,999	2,326
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.53	$12.31	$10.56	$10.03
Value at end of period	$7.19	$12.53	$12.31	$10.56
Number of accumulation units outstanding at end of period	15,928	11,361	11,253	2,018
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.20	$11.91	$10.46	$10.25
Value at end of period	$7.62	$12.20	$11.91	$10.46
Number of accumulation units outstanding at end of period	140,799	168,000	80,757	32,061
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.93	$11.56	$10.33	$9.83
Value at end of period	$8.05	$11.93	$11.56	$10.33
Number of accumulation units outstanding at end of period	105,804	130,141	76,689	36,313
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.66	$11.27	$10.26	$9.85
Value at end of period	$8.51	$11.66	$11.27	$10.26
Number of accumulation units outstanding at end of period	144,804	137,410	113,923	30,014

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.08	$10.79	$9.50
Value at end of period	$6.93	$11.08	$10.79
Number of accumulation units outstanding at end of period	17,251	18,783	22,621
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.35	$10.08	$9.69
Value at end of period	$6.68	$11.35	$10.08
Number of accumulation units outstanding at end of period	6,118	7,954	3,747
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.05	$15.18	$12.42	$10.15
Value at end of period	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	25,014	28,468	53,515	56,940
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.86	$11.53	$10.42	$10.07
Value at end of period	$9.10	$11.86	$11.53	$10.42
Number of accumulation units outstanding at end of period	527,575	611,871	882,542	1,210,323
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.09	$10.33	$9.92
Value at end of period	$5.34	$11.09	$10.33
Number of accumulation units outstanding at end of period	202,448	254,670	344,572
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.67	$13.97	$12.00	$10.06
Value at end of period	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	326,327	368,050	435,475	518,931
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.93	$12.55	$11.04	$10.10
Value at end of period	$7.83	$12.93	$12.55	$11.04
Number of accumulation units outstanding at end of period	15,163	14,974	15,518	5,716
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.58	$10.80	$10.10	$10.01
Value at end of period	$9.65	$11.58	$10.80	$10.10
Number of accumulation units outstanding at end of period	312,909	302,141	439,968	582,518
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$10.50	$9.04	$8.93	$8.28	$7.83	$6.09	$8.697	$12.094	$13.93	$10.468
Value at end of period	$5.79	$10.50	$9.04	$8.93	$8.28	$7.83	$6.09	$8.697	$12.094	$13.93
Number of accumulation units outstanding at end of period	41,584	53,430	68,269	96,335	111,972	117,746	122,600	179,315	205,559	114,036
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.49	$11.34	$9.94	$9.99
Value at end of period	$7.27	$11.49	$11.34	$9.94
Number of accumulation units outstanding at end of period	1,841	2,950	5,154	5,494

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.17	$12.68	$10.99	$10.66
Value at end of period	$8.50	$13.17	$12.68	$10.99
Number of accumulation units outstanding at end of period	194,517	234,073	264,562	325,747
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.94
Value at end of period	$7.24
Number of accumulation units outstanding at end of period	114,557
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.97	$10.54	$9.74
Value at end of period	$7.23	$10.97	$10.54
Number of accumulation units outstanding at end of period	8,923	4,566	3,072
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.06	$12.57	$11.69	$10.04
Value at end of period	$7.88	$14.06	$12.57	$11.69
Number of accumulation units outstanding at end of period	289,589	301,936	365,462	502,344
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.22	$11.04	$9.71
Value at end of period	$7.11	$11.22	$11.04
Number of accumulation units outstanding at end of period	30,564	27,823	6,126
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.24
Number of accumulation units outstanding at end of period	174,554
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.22	$11.11	$10.02
Value at end of period	$6.67	$11.22	$11.11
Number of accumulation units outstanding at end of period	9,759	6,675	10,396
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$12.15	$11.49	$9.98	$9.96	$8.95	$7.09	$10.293	$13.875	$14.924	$10.173
Value at end of period	$7.22	$12.15	$11.49	$9.98	$9.96	$8.95	$7.09	$10.293	$13.875	$14.924
Number of accumulation units outstanding at end of period	68,787	79,884	85,907	124,376	166,306	183,337	201,250	268,472	258,457	99,417
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.37	$11.40	$10.10	$9.36	$8.27	$6.72	$9.068	$11.625	$12.343	$10.092
Value at end of period	$6.75	$11.37	$11.40	$10.10	$9.36	$8.27	$6.72	$9.068	$11.625	$12.343
Number of accumulation units outstanding at end of period	66,662	81,068	104,268	146,852	182,701	159,053	179,084	239,620	281,914	145,910
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$5.36
Number of accumulation units outstanding at end of period	288,005

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.34	$12.09	$10.88	$10.06
Value at end of period	$9.32	$12.34	$12.09	$10.88
Number of accumulation units outstanding at end of period	562,571	613,001	800,174	991,075
ING VP BALANCED PORTFOLIO
Value at beginning of period	$13.88	$13.34	$12.30	$11.97	$11.09	$9.46	$10.701	$11.33	$11.555	$10.316
Value at end of period	$9.84	$13.88	$13.34	$12.30	$11.97	$11.09	$9.46	$10.701	$11.33	$11.555
Number of accumulation units outstanding at end of period	228,510	273,547	328,104	416,857	429,399	361,022	324,406	390,130	383,215	237,246
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.08	$9.52	$8.45	$7.93	$7.42	$5.97	$8.067	$10.028	$11.422	$9.866
Value at end of period	$6.20	$10.08	$9.52	$8.45	$7.93	$7.42	$5.97	$8.067	$10.028	$11.422
Number of accumulation units outstanding at end of period	289,631	248,816	294,206	348,895	388,591	456,278	490,461	598,188	609,964	407,605
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.62	$9.78
Value at end of period	$5.34	$9.62
Number of accumulation units outstanding at end of period	93,610	141,041
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.72	$12.28	$10.87	$10.46	$9.60	$7.71	$9.971	$11.709	$13.107	$10.694
Value at end of period	$7.87	$12.72	$12.28	$10.87	$10.46	$9.60	$7.71	$9.971	$11.709	$13.107
Number of accumulation units outstanding at end of period	578,161	643,154	720,006	864,908	1,023,641	1,074,895	1,263,503	1,515,400	1,645,365	926,393
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.75	$14.11	$13.75	$13.52	$13.08	$12.48	$11.682	$10.896	$10.078	$10.298
Value at end of period	$13.31	$14.75	$14.11	$13.75	$13.52	$13.08	$12.48	$11.682	$10.896	$10.078
Number of accumulation units outstanding at end of period	400,492	288,324	360,942	454,456	438,603	495,079	534,744	504,706	402,297	300,240
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$12.98	$10.50	$9.89	$9.11	$8.31	$6.17	$8.449	$9.402
Value at end of period	$7.97	$12.98	$10.50	$9.89	$9.11	$8.31	$6.17	$8.449
Number of accumulation units outstanding at end of period	48,963	48,578	66,759	76,772	94,476	81,803	26,454	14,864
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$12.26	$11.83	$11.44	$11.26	$11.30	$11.36	$11.336	$11.062	$10.546	$10.179
Value at end of period	$12.41	$12.26	$11.83	$11.44	$11.26	$11.30	$11.36	$11.336	$11.062	$10.546
Number of accumulation units outstanding at end of period	1,570,348	1,532,074	1,797,824	2,374,290	1,683,216	809,314	1,186,508	1,293,086	818,340	707,569
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$8.95	$8.26	$7.46	$6.95	$6.41	$4.70	$8.47	$11.291
Value at end of period	$5.77	$8.95	$8.26	$7.46	$6.95	$6.41	$4.70	$8.47
Number of accumulation units outstanding at end of period	47,905	36,798	41,922	99,877	78,291	98,422	56,606	14,405
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.67	$18.84	$16.36	$15.04	$13.34	$9.84	$13.00	$12.679	$12.048	$9.338
Value at end of period	$13.37	$19.67	$18.84	$16.36	$15.04	$13.34	$9.84	$13.00	$12.679	$12.048
Number of accumulation units outstanding at end of period	82,714	96,819	131,197	169,005	229,226	271,334	200,548	165,137	119,263	39,754
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.92	$10.44	$9.71
Value at end of period	$6.57	$9.92	$10.44
Number of accumulation units outstanding at end of period	2,761	2,935	4,396

	Condensed Financial Information (continued)

TABLE IV
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
	(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$15.45	$13.33	$12.11	$10.51	$9.23	$7.29	$8.163	$9.44	$10.00
Value at end of period	$8.75	$15.45	$13.33	$12.11	$10.51	$9.23	$7.29	$8.163	$9.44
Number of accumulation units outstanding at end of period	163,490	624,240	754,711	735,745	569,499	396,289	267,452	229,470	56,160
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$14.26	$14.25	$12.03	$11.53	$10.49	$8.17	$9.978	$10.654	$10.343
Value at end of period	$8.06	$14.26	$14.25	$12.03	$11.53	$10.49	$8.17	$9.978	$10.654
Number of accumulation units outstanding at end of period	71,254	427,008	632,445	553,103	620,024	556,680	416,662	402,042	19,341
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.51	$12.15	$10.75	$10.36	$10.08
Value at end of period	$7.62	$12.51	$12.15	$10.75	$10.36
Number of accumulation units outstanding at end of period	43,472	213,247	195,962	124,943	7,196
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.23	$12.92	$11.96	$10.49	$10.02
Value at end of period	$7.81	$14.23	$12.92	$11.96	$10.49
Number of accumulation units outstanding at end of period	49,002	260,804	311,107	171,539	37,155
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$17.34	$14.73	$12.63	$10.60	$9.91
Value at end of period	$9.83	$17.34	$14.73	$12.63	$10.60
Number of accumulation units outstanding at end of period	37,769	165,048	216,024	240,660	109,098
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.54	$10.08	$10.14
Value at end of period	$6.10	$10.54	$10.08
Number of accumulation units outstanding at end of period	1,660	18,828	65,239
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.09	$4.34	$4.11	$3.73	$3.83	$2.67	$4.622	$6.088	$9.288
Value at end of period	$3.02	$5.09	$4.34	$4.11	$3.73	$3.83	$2.67	$4.622	$6.088
Number of accumulation units outstanding at end of period	9,707	86,821	139,826	130,804	139,144	174,872	125,467	115,833	27,854
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.77	$10.03
Value at end of period	$5.88	$9.77
Number of accumulation units outstanding at end of period	7,628	123,016
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.20	$10.05	$9.33
Value at end of period	$6.62	$10.20	$10.05
Number of accumulation units outstanding at end of period	2,142	36,113	63,969

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.23	$10.95	$9.55
Value at end of period	$6.73	$11.23	$10.95
Number of accumulation units outstanding at end of period	16,438	33,561	22,078
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.04	$11.82	$11.32	$11.04
Value at end of period	$9.33	$13.04	$11.82	$11.32
Number of accumulation units outstanding at end of period	11,705	44,620	63,145	67,413
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.15	$9.85	$10.28
Value at end of period	$6.70	$11.15	$9.85
Number of accumulation units outstanding at end of period	31,307	180,496	173,663
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.05	$10.92	$9.96
Value at end of period	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	18,899	80,165	47,432
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.88	$12.42
Value at end of period	$7.29	$11.88
Number of accumulation units outstanding at end of period	7,351	37,460
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.44	$13.62	$11.17
Value at end of period	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	1,939	30,289	24,381
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.03	$9.92	$10.08
Value at end of period	$7.58	$13.03	$9.92
Number of accumulation units outstanding at end of period	8,358	31,766	23,942
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.75	$13.14	$11.40	$10.28
Value at end of period	$8.84	$12.75	$13.14	$11.40
Number of accumulation units outstanding at end of period	5,309	37,326	51,886	96,925
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.35	$12.65	$10.65	$10.23
Value at end of period	$7.38	$12.35	$12.65	$10.65
Number of accumulation units outstanding at end of period	31,740	306,667	441,032	482,299
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.43	$10.83	$10.35
Value at end of period	$6.90	$12.43	$10.83
Number of accumulation units outstanding at end of period	6,056	118,605	123,279

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.10	$6.29	$5.79	$5.27	$4.87	$3.58	$5.612	$7.612	$8.529
Value at end of period	$3.65	$6.10	$6.29	$5.79	$5.27	$4.87	$3.58	$5.612	$7.612
Number of accumulation units outstanding at end of period	15,532	110,711	127,055	134,193	162,986	137	108,235	140,983	24,330
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.21	$12.06	$11.47	$10.96	$10.31
Value at end of period	$4.92	$11.21	$12.06	$11.47	$10.96
Number of accumulation units outstanding at end of period	29,354	123,692	176,589	186,563	339
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.51	$12.30	$10.56	$9.94
Value at end of period	$7.18	$12.51	$12.30	$10.56
Number of accumulation units outstanding at end of period	28,088	5,329	9,433	6,773
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.18	$11.90	$10.46	$10.15
Value at end of period	$7.61	$12.18	$11.90	$10.46
Number of accumulation units outstanding at end of period	46,180	113,615	93,834	44,165
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.91	$11.55	$10.33	$9.96
Value at end of period	$8.03	$11.91	$11.55	$10.33
Number of accumulation units outstanding at end of period	72,962	261,351	261,811	71,477
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.65	$11.26	$10.26	$10.17
Value at end of period	$8.50	$11.65	$11.26	$10.26
Number of accumulation units outstanding at end of period	150,258	245,689	148,401	34,276
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.07	$10.79	$10.19
Value at end of period	$6.92	$11.07	$10.79
Number of accumulation units outstanding at end of period	647	17,816	15,519
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.34	$10.08	$9.15
Value at end of period	$6.67	$11.34	$10.08
Number of accumulation units outstanding at end of period	4,736	12,898	4,274
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$18.03	$15.17	$12.41	$10.84
Value at end of period	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	10,114	59,514	84,240	73,230
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.84	$11.52	$10.42	$10.05
Value at end of period	$9.08	$11.84	$11.52	$10.42
Number of accumulation units outstanding at end of period	141,640	905,315	1,085,679	1,189,550

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.08	$10.33	$10.14
Value at end of period	$5.34	$11.08	$10.33
Number of accumulation units outstanding at end of period	33,314	138,924	194,663
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.65	$13.95	$12.00	$10.06
Value at end of period	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	43,549	223,720	285,593	290,218
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.91	$12.54	$11.04	$10.23
Value at end of period	$7.82	$12.91	$12.54	$11.04
Number of accumulation units outstanding at end of period	5,807	21,765	26,217	6,078
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.56	$10.79	$10.10	$10.01
Value at end of period	$9.63	$11.56	$10.79	$10.10
Number of accumulation units outstanding at end of period	154,605	469,179	533,738	422,800
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.95	$5.98	$5.91	$5.48	$5.19	$4.04	$5.769	$8.027	$9.187
Value at end of period	$3.83	$6.95	$5.98	$5.91	$5.48	$5.19	$4.04	$5.769	$8.027
Number of accumulation units outstanding at end of period	27,611	73,374	97,304	94,445	115,521	135,250	121,103	144,533	44,666
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.48	$11.33	$9.93	$9.99
Value at end of period	$7.26	$11.48	$11.33	$9.93
Number of accumulation units outstanding at end of period	1,053	8,505	10,527	13,191
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.15	$12.67	$10.98	$10.69
Value at end of period	$8.49	$13.15	$12.67	$10.98
Number of accumulation units outstanding at end of period	4,048	61,599	92,003	94,286
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.94
Value at end of period	$7.24
Number of accumulation units outstanding at end of period	39,465
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.96	$10.54	$10.08
Value at end of period	$7.22	$10.96	$10.54
Number of accumulation units outstanding at end of period	3,592	25,113	10,568
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.04	$12.56	$11.68	$10.04
Value at end of period	$7.86	$14.04	$12.56	$11.68
Number of accumulation units outstanding at end of period	19,245	143,271	229,757	300,795

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.21	$11.04	$9.83
Value at end of period	$7.10	$11.21	$11.04
Number of accumulation units outstanding at end of period	25,099	39,952	31,479
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.24
Number of accumulation units outstanding at end of period	49,751
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.21	$11.11	$9.31
Value at end of period	$6.66	$11.21	$11.11
Number of accumulation units outstanding at end of period	7,281	19,151	8,274
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.68	$7.27	$6.31	$6.31	$5.67	$4.49	$6.526	$8.801	$9.991
Value at end of period	$4.56	$7.68	$7.27	$6.31	$6.31	$5.67	$4.49	$6.526	$8.801
Number of accumulation units outstanding at end of period	20,222	150,721	213,820	208,656	239,847	245,421	288,030	339,484	54,610
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$8.51	$8.53	$7.56	$7.01	$6.20	$5.04	$6.803	$8.726	$9.951
Value at end of period	$5.05	$8.51	$8.53	$7.56	$7.01	$6.20	$5.04	$6.803	$8.726
Number of accumulation units outstanding at end of period	11,845	117,948	167,366	162,301	138,044	130,099	151,906	165,808	31,491
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$5.36
Number of accumulation units outstanding at end of period	35,095
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.32	$12.07	$10.87	$10.06
Value at end of period	$9.31	$12.32	$12.07	$10.87
Number of accumulation units outstanding at end of period	63,450	496,834	656,380	472,599
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$11.64	$11.19	$10.32	$10.05	$9.32	$7.95	$8.998	$9.532	$9.867
Value at end of period	$8.25	$11.64	$11.19	$10.32	$10.05	$9.32	$7.95	$8.998	$9.532
Number of accumulation units outstanding at end of period	31,084	225,317	271,647	336,650	312,115	302,567	241,435	255,686	50,040
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.99	$8.49	$7.54	$7.08	$6.63	$5.33	$7.215	$8.973	$9.481
Value at end of period	$5.52	$8.99	$8.49	$7.54	$7.08	$6.63	$5.33	$7.215	$8.973
Number of accumulation units outstanding at end of period	510,836	165,825	213,943	204,504	224,659	206,944	217,039	229,035	37,513
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.62	$9.78
Value at end of period	$5.34	$9.62
Number of accumulation units outstanding at end of period	23,532	129,828

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$9.74	$9.41	$8.34	$8.03	$7.37	$5.93	$7.662	$9.002	$9.846
Value at end of period	$6.03	$9.74	$9.41	$8.34	$8.03	$7.37	$5.93	$7.662	$9.002
Number of accumulation units outstanding at end of period	915,081	1,178,114	467,969	608,399	691,021	713,781	675,425	649,181	90,026
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$14.13	$13.52	$13.19	$12.97	$12.55	$11.98	$11.222	$10.472	$10.042
Value at end of period	$12.74	$14.13	$13.52	$13.19	$12.97	$12.55	$11.98	$11.222	$10.472
Number of accumulation units outstanding at end of period	368,611	377,925	468,016	418,861	380,271	457,789	473,230	358,474	26,415
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$12.94	$10.47	$9.87	$9.09	$8.30	$6.16	$8.447	$10.001
Value at end of period	$7.94	$12.94	$10.47	$9.87	$9.09	$8.30	$6.16	$8.447
Number of accumulation units outstanding at end of period	25,073	83,052	128,371	160,699	154,308	126,702	78,501	13,287
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$11.20	$10.81	$10.46	$10.30	$10.35	$10.40	$10.389	$10.143	$10.044
Value at end of period	$11.34	$11.20	$10.81	$10.46	$10.30	$10.35	$10.40	$10.389	$10.143
Number of accumulation units outstanding at end of period	646,486	1,242,990	1,320,442	504,821	447,163	545,754	727,899	825,726	101,038
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$8.92	$8.24	$7.44	$6.94	$6.40	$4.69	$8.467	$10.136
Value at end of period	$5.75	$8.92	$8.24	$7.44	$6.94	$6.40	$4.69	$8.467
Number of accumulation units outstanding at end of period	19,559	70,637	97,738	100,290	90,621	101,400	49,257	18,432
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$14.27	$13.68	$11.88	$10.93	$9.70	$7.16	$9.463	$9.234	$8.762
Value at end of period	$9.70	$14.27	$13.68	$11.88	$10.93	$9.70	$7.16	$9.463	$9.234
Number of accumulation units outstanding at end of period	38,508	190,248	256,477	290,073	387,298	436,486	339,072	272,628	19,542
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.91	$10.44	$9.58
Value at end of period	$6.56	$9.91	$10.44
Number of accumulation units outstanding at end of period	1,237	7,038	3,562

		TABLE V
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.75%
	(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$15.11	$13.08	$11.92	$10.37	$9.14	$7.24	$8.131	$9.432	$10.00
Value at end of period	$8.53	$15.11	$13.08	$11.92	$10.37	$9.14	$7.24	$8.131	$9.432
Number of accumulation units outstanding at end of period	148,805	474,083	651,276	683,521	660,042	470,820	281,389	255,868	58,407

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$13.94	$13.98	$11.84	$11.38	$10.39	$8.11	$9.939	$10.645	$10.00
Value at end of period	$7.86	$13.94	$13.98	$11.84	$11.38	$10.39	$8.11	$9.939	$10.645
Number of accumulation units outstanding at end of period	107,850	392,750	503,931	542,688	589,134	479,898	442,137	376,901	17,998
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.39	$12.07	$10.72	$10.36	$10.15
Value at end of period	$7.52	$12.39	$12.07	$10.72	$10.36
Number of accumulation units outstanding at end of period	21,825	175,539	255,885	173,412	11,564
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.09	$12.84	$11.92	$10.49	$10.11
Value at end of period	$7.72	$14.09	$12.84	$11.92	$10.49
Number of accumulation units outstanding at end of period	87,250	203,389	252,207	140,838	9,096
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$17.17	$14.64	$12.59	$10.59	$10.12
Value at end of period	$9.71	$17.17	$14.64	$12.59	$10.59
Number of accumulation units outstanding at end of period	59,882	188,754	274,663	192,893	7,742
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.49	$10.06	$9.82
Value at end of period	$6.05	$10.49	$10.06
Number of accumulation units outstanding at end of period	3,946	13,216	9,302
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$4.98	$4.26	$4.04	$3.68	$3.80	$2.66	$4.604	$6.083	$9.30
Value at end of period	$2.95	$4.98	$4.26	$4.04	$3.68	$3.80	$2.66	$4.604	$6.083
Number of accumulation units outstanding at end of period	8,378	35,524	42,524	58,311	80,521	93,594	90,585	130,825	72,410
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.75	$10.03
Value at end of period	$5.85	$9.75
Number of accumulation units outstanding at end of period	17,097	86,387
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.15	$10.03	$10.22
Value at end of period	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	7,413	12,134	4,824
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.18	$10.92	$9.65
Value at end of period	$6.67	$11.18	$10.92
Number of accumulation units outstanding at end of period	18,646	26,450	16,559
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.93	$11.76	$11.30	$11.03
Value at end of period	$9.23	$12.93	$11.76	$11.30
Number of accumulation units outstanding at end of period	4,286	30,401	66,111	79,176

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.09	$9.83	$10.28
Value at end of period	$6.65	$11.09	$9.83
Number of accumulation units outstanding at end of period	26,201	102,704	140,674
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.99	$10.90	$10.02
Value at end of period	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	39,316	166,059	154,524
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.86	$12.56
Value at end of period	$7.25	$11.86
Number of accumulation units outstanding at end of period	16,984	47,670
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.38	$13.59	$11.09
Value at end of period	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	12,029	19,863	11,026
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.97	$9.90	$10.34
Value at end of period	$7.52	$12.97	$9.90
Number of accumulation units outstanding at end of period	13,576	44,245	16,613
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.64	$13.07	$11.38	$10.28
Value at end of period	$8.74	$12.64	$13.07	$11.38
Number of accumulation units outstanding at end of period	13,579	39,135	73,343	56,721
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.25	$12.59	$10.63	$10.33
Value at end of period	$7.30	$12.25	$12.59	$10.63
Number of accumulation units outstanding at end of period	49,130	268,431	357,959	401,042
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.36	$10.80	$10.38
Value at end of period	$6.85	$12.36	$10.80
Number of accumulation units outstanding at end of period	11,863	26,638	19,853
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.96	$6.17	$5.69	$5.20	$4.82	$3.55	$5.59	$7.608	$9.683
Value at end of period	$3.56	$5.96	$6.17	$5.69	$5.20	$4.82	$3.55	$5.59	$7.608
Number of accumulation units outstanding at end of period	5,759	46,627	78,244	101,221	137,503	157,743	162,543	184,512	23,377
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.10	$11.99	$11.43	$10.95	$10.69
Value at end of period	$4.86	$11.10	$11.99	$11.43	$10.95
Number of accumulation units outstanding at end of period	37,240	154,175	206,111	235,912	583

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.42	$12.25	$10.55	$9.92
Value at end of period	$7.10	$12.42	$12.25	$10.55
Number of accumulation units outstanding at end of period	2,879	19,982	15,926	4,845
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.09	$11.85	$10.45	$10.22
Value at end of period	$7.53	$12.09	$11.85	$10.45
Number of accumulation units outstanding at end of period	51,841	82,040	132,551	53,993
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.83	$11.50	$10.32	$10.00
Value at end of period	$7.95	$11.83	$11.50	$10.32
Number of accumulation units outstanding at end of period	30,897	183,811	148,682	60,186
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.57	$11.22	$10.24	$9.94
Value at end of period	$8.41	$11.57	$11.22	$10.24
Number of accumulation units outstanding at end of period	53,906	159,144	181,614	69,696
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.02	$10.77	$9.98
Value at end of period	$6.86	$11.02	$10.77
Number of accumulation units outstanding at end of period	664	5,445	4,580
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.28	$10.06	$9.05
Value at end of period	$6.61	$11.28	$10.06
Number of accumulation units outstanding at end of period	6,151	10,432	2,174
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.88	$15.09	$12.39	$9.93
Value at end of period	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	11,044	49,174	66,929	58,827
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.74	$11.46	$10.40	$10.05
Value at end of period	$8.98	$11.74	$11.46	$10.40
Number of accumulation units outstanding at end of period	89,964	493,984	704,487	779,688
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.02	$10.31	$10.14
Value at end of period	$5.29	$11.02	$10.31
Number of accumulation units outstanding at end of period	31,946	148,805	198,392
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.53	$13.88	$11.98	$10.06
Value at end of period	$8.52	$14.53	$13.88	$11.98
Number of accumulation units outstanding at end of period	57,847	192,415	283,041	258,587

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.81	$12.47	$11.01	$10.24
Value at end of period	$7.73	$12.81	$12.47	$11.01
Number of accumulation units outstanding at end of period	12,845	30,932	27,882	3,962
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.47	$10.73	$10.07	$10.00
Value at end of period	$9.52	$11.47	$10.73	$10.07
Number of accumulation units outstanding at end of period	86,527	250,873	311,105	264,686
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$6.79	$5.87	$5.82	$5.41	$5.14	$4.01	$5.747	$8.021	$9.727
Value at end of period	$3.73	$6.79	$5.87	$5.82	$5.41	$5.14	$4.01	$5.747	$8.021
Number of accumulation units outstanding at end of period	14,971	51,710	70,453	61,866	62,734	101,519	105,967	116,474	46,376
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.41	$11.30	$9.93	$9.99
Value at end of period	$7.19	$11.41	$11.30	$9.93
Number of accumulation units outstanding at end of period	0	14,533	15,484	18,782
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.04	$12.60	$10.96	$10.64
Value at end of period	$8.39	$13.04	$12.60	$10.96
Number of accumulation units outstanding at end of period	36,418	76,158	156,320	161,817
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.93
Value at end of period	$7.23
Number of accumulation units outstanding at end of period	32,835
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.90	$10.52	$9.74
Value at end of period	$7.16	$10.90	$10.52
Number of accumulation units outstanding at end of period	2,615	11,586	1,250
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.92	$12.50	$11.66	$10.03
Value at end of period	$7.78	$13.92	$12.50	$11.66
Number of accumulation units outstanding at end of period	18,725	91,904	123,532	140,392
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.15	$11.02	$9.82
Value at end of period	$7.05	$11.15	$11.02
Number of accumulation units outstanding at end of period	7,476	22,902	26,114
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.23
Number of accumulation units outstanding at end of period	30,347

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.15	$11.09	$10.27
Value at end of period	$6.61	$11.15	$11.09
Number of accumulation units outstanding at end of period	14,307	23,922	6,443
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.51	$7.13	$6.21	$6.22	$5.61	$4.46	$6.50	$8.794	$9.984
Value at end of period	$4.45	$7.51	$7.13	$6.21	$6.22	$5.61	$4.46	$6.50	$8.794
Number of accumulation units outstanding at end of period	18,957	103,368	87,016	135,010	155,776	166,817	196,376	287,459	59,096
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$8.32	$8.37	$7.44	$6.92	$6.14	$5.00	$6.777	$8.719	$9.996
Value at end of period	$4.92	$8.32	$8.37	$7.44	$6.92	$6.14	$5.00	$6.777	$8.719
Number of accumulation units outstanding at end of period	3,150	41,628	66,946	76,813	120,594	120,065	121,588	131,798	26,544
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	55,849
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.22	$12.01	$10.85	$10.06
Value at end of period	$9.20	$12.22	$12.01	$10.85
Number of accumulation units outstanding at end of period	67,483	264,987	352,342	288,983
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$11.38	$10.98	$10.16	$9.92	$9.22	$7.90	$8.963	$9.524	$10.00
Value at end of period	$8.04	$11.38	$10.98	$10.16	$9.92	$9.22	$7.90	$8.963	$9.524
Number of accumulation units outstanding at end of period	15,712	112,381	165,562	185,604	200,405	141,763	128,993	156,083	56,480
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$8.79	$8.33	$7.42	$6.99	$6.56	$5.30	$7.187	$8.965	$10.00
Value at end of period	$5.38	$8.79	$8.33	$7.42	$6.99	$6.56	$5.30	$7.187	$8.965
Number of accumulation units outstanding at end of period	472,254	43,981	114,566	130,040	152,210	158,741	141,086	140,249	49,524
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.62	$9.78
Value at end of period	$5.32	$9.62
Number of accumulation units outstanding at end of period	16,250	59,580
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$9.53	$9.24	$8.20	$7.92	$7.29	$5.88	$7.633	$8.995	$10.00
Value at end of period	$5.88	$9.53	$9.24	$8.20	$7.92	$7.29	$5.88	$7.633	$8.995
Number of accumulation units outstanding at end of period	889,355	957,473	192,726	278,872	473,790	512,899	539,612	651,208	214,203
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$13.82	$13.27	$12.98	$12.80	$12.43	$11.90	$11.178	$10.463	$10.131
Value at end of period	$12.43	$13.82	$13.27	$12.98	$12.80	$12.43	$11.90	$11.178	$10.463
Number of accumulation units outstanding at end of period	439,899	197,925	246,478	242,869	235,215	258,564	257,779	174,378	24,878

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$12.68	$10.29	$9.73	$8.99	$8.23	$6.13	$8.429	$9.63
Value at end of period	$7.76	$12.68	$10.29	$9.73	$8.99	$8.23	$6.13	$8.429
Number of accumulation units outstanding at end of period	21,353	102,399	130,416	155,714	191,912	114,055	47,024	14,483
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.96	$10.61	$10.29	$10.17	$10.24	$10.33	$10.348	$10.135	$10.015
Value at end of period	$11.05	$10.96	$10.61	$10.29	$10.17	$10.24	$10.33	$10.348	$10.135
Number of accumulation units outstanding at end of period	927,619	1,342,498	1,528,302	778,026	426,126	559,971	832,127	716,591	68,061
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.74	$8.10	$7.34	$6.86	$6.35	$4.67	$8.45	$9.638
Value at end of period	$5.61	$8.74	$8.10	$7.34	$6.86	$6.35	$4.67	$8.45
Number of accumulation units outstanding at end of period	22,060	61,561	83,167	105,236	79,772	82,631	39,805	4,949
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$13.96	$13.42	$11.69	$10.79	$9.60	$7.11	$9.426	$9.226	$10.169
Value at end of period	$9.46	$13.96	$13.42	$11.69	$10.79	$9.60	$7.11	$9.426	$9.226
Number of accumulation units outstanding at end of period	31,449	155,518	201,181	237,993	236,666	237,295	170,804	175,854	22,000
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.86	$10.42	$9.32
Value at end of period	$6.51	$9.86	$10.42
Number of accumulation units outstanding at end of period	230	5,377	7,049

TABLE VI

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428	$9.607
Value at end of period	$8.43	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428
Number of accumulation units outstanding at end of period	26,249	193,614	217,382	231,760	141,674	99,481	79,561	68,936	10,423
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64	$10.074
Value at end of period	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64
Number of accumulation units outstanding at end of period	23,444	100,337	131,926	133,994	145,501	92,558	51,427	61,951	7,261
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.33	$12.03	$10.70	$10.36	$10.18
Value at end of period	$7.48	$12.33	$12.03	$10.70	$10.36
Number of accumulation units outstanding at end of period	17,711	96,829	101,813	46,654	3,297

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.03	$12.80	$11.89	$10.49	$10.08
Value at end of period	$7.67	$14.03	$12.80	$11.89	$10.49
Number of accumulation units outstanding at end of period	18,184	97,610	99,588	34,597	496
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$17.09	$14.59	$12.57	$10.59	$10.41
Value at end of period	$9.65	$17.09	$14.59	$12.57	$10.59
Number of accumulation units outstanding at end of period	14,523	87,482	97,070	49,272	2,432
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.46	$10.05	$9.61
Value at end of period	$6.03	$10.46	$10.05
Number of accumulation units outstanding at end of period	2,124	6,323	2,978
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08	$8.131
Value at end of period	$2.91	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08
Number of accumulation units outstanding at end of period	3,287	12,695	19,589	26,588	29,626	22,775	22,240	31,073	27,016
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.74	$10.03
Value at end of period	$5.83	$9.74
Number of accumulation units outstanding at end of period	7,515	30,387
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.12	$10.02	$9.32
Value at end of period	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	1,376	5,870	2,376
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.15	$10.91	$9.50
Value at end of period	$6.65	$11.15	$10.91
Number of accumulation units outstanding at end of period	1,241	11,658	9,975
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.88	$11.73	$11.29	$11.02
Value at end of period	$9.18	$12.88	$11.73	$11.29
Number of accumulation units outstanding at end of period	12,253	27,644	48,619	72,586
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.06	$9.82	$10.28
Value at end of period	$6.62	$11.06	$9.82
Number of accumulation units outstanding at end of period	13,867	35,481	95,741
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.96	$10.89	$9.94
Value at end of period	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	1,462	20,157	16,201

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.85	$12.68
Value at end of period	$7.23	$11.85
Number of accumulation units outstanding at end of period	2,896	11,357
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.35	$13.58	$10.32
Value at end of period	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	6,731	12,363	11,301
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.93	$9.89	$9.39
Value at end of period	$7.49	$12.93	$9.89
Number of accumulation units outstanding at end of period	1,317	22,187	6,436
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.59	$13.04	$11.36	$10.73
Value at end of period	$8.69	$12.59	$13.04	$11.36
Number of accumulation units outstanding at end of period	2,397	10,340	15,431	12,055
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.20	$12.55	$10.62	$10.30
Value at end of period	$7.26	$12.20	$12.55	$10.62
Number of accumulation units outstanding at end of period	11,944	89,613	115,165	124,497
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.33	$10.79	$9.53
Value at end of period	$6.82	$12.33	$10.79
Number of accumulation units outstanding at end of period	2,737	11,203	64,719
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605	$8.273
Value at end of period	$3.52	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605
Number of accumulation units outstanding at end of period	4,820	33,472	43,973	78,560	96,803	97,562	58,907	74,707	22,160
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.05	$11.95	$11.41	$10.95	$10.65
Value at end of period	$4.83	$11.05	$11.95	$11.41	$10.95
Number of accumulation units outstanding at end of period	4,029	39,345	56,438	70,553	693
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.38	$13.14
Value at end of period	$7.07	$12.38
Number of accumulation units outstanding at end of period	152	14,196
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.05	$11.83	$10.44	$9.94
Value at end of period	$7.49	$12.05	$11.83	$10.44
Number of accumulation units outstanding at end of period	1,968	14,955	113,361	11,985

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.79	$11.48	$10.32	$9.87
Value at end of period	$7.91	$11.79	$11.48	$10.32
Number of accumulation units outstanding at end of period	16,891	42,455	78,666	101
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.53	$11.19	$10.24	$9.82
Value at end of period	$8.37	$11.53	$11.19	$10.24
Number of accumulation units outstanding at end of period	11,581	25,887	44,156	5,543
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period		$10.75	$9.40
Value at end of period		$10.99	$10.75
Number of accumulation units outstanding at end of period		0	497
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.25	$10.05	$9.26
Value at end of period	$6.59	$11.25	$10.05
Number of accumulation units outstanding at end of period	0	2,806	2,804
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.81	$15.06	$12.37	$10.06
Value at end of period	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	5,283	19,967	19,716	11,954
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.69	$11.43	$10.39	$10.06
Value at end of period	$8.93	$11.69	$11.43	$10.39
Number of accumulation units outstanding at end of period	28,207	119,216	176,475	205,538
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.99	$10.30	$10.14
Value at end of period	$5.27	$10.99	$10.30
Number of accumulation units outstanding at end of period	15,339	46,593	65,451
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.47	$13.85	$11.96	$10.06
Value at end of period	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	7,176	65,838	97,726	141,518
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.76	$12.44	$11.00	$10.61
Value at end of period	$7.69	$12.76	$12.44	$11.00
Number of accumulation units outstanding at end of period	9,735	17,370	11,618	376
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.42	$10.70	$10.06	$10.00
Value at end of period	$9.47	$11.42	$10.70	$10.06
Number of accumulation units outstanding at end of period	15,899	140,662	128,634	98,237

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.72	$5.81	$5.77	$5.38	$5.11	$4.00	$5.736	$8.017	$9.28
Value at end of period	$3.69	$6.72	$5.81	$5.77	$5.38	$5.11	$4.00	$5.736	$8.017
Number of accumulation units outstanding at end of period	3,818	9,435	10,391	10,482	12,606	13,017	12,355	15,657	5,769
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.37	$11.28	$9.93	$9.99
Value at end of period	$7.16	$11.37	$11.28	$9.93
Number of accumulation units outstanding at end of period	1,479	2,305	3,233	3,840
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.99	$12.57	$10.95	$10.53
Value at end of period	$8.34	$12.99	$12.57	$10.95
Number of accumulation units outstanding at end of period	8,422	23,331	44,031	48,242
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.93
Value at end of period	$7.22
Number of accumulation units outstanding at end of period	13,504
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.88	$11.37
Value at end of period	$7.14	$10.88
Number of accumulation units outstanding at end of period	1,517	6,036
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.87	$12.47	$11.65	$10.03
Value at end of period	$7.73	$13.87	$12.47	$11.65
Number of accumulation units outstanding at end of period	10,717	85,018	111,843	108,135
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.13	$11.01	$9.74
Value at end of period	$7.02	$11.13	$11.01
Number of accumulation units outstanding at end of period	510	4,245	3,937
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.22
Number of accumulation units outstanding at end of period	18,852
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.13	$11.08	$9.24
Value at end of period	$6.58	$11.13	$11.08
Number of accumulation units outstanding at end of period	3,868	11,799	9,716
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79	$9.186
Value at end of period	$4.39	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79
Number of accumulation units outstanding at end of period	6,021	14,254	63,636	82,579	97,534	108,388	114,025	126,421	94,883

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715	$9.414
Value at end of period	$4.86	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715
Number of accumulation units outstanding at end of period	16,056	27,677	35,717	36,902	37,968	35,349	38,140	51,496	2,326
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$5.34
Number of accumulation units outstanding at end of period	15,870
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.17	$11.98	$10.84	$10.06
Value at end of period	$9.15	$12.17	$11.98	$10.84
Number of accumulation units outstanding at end of period	6,525	92,011	124,372	113,062
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52	$9.924
Value at end of period	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52
Number of accumulation units outstanding at end of period	4,275	37,216	46,677	66,062	71,463	80,704	77,192	74,575	29,543
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962	$9.312
Value at end of period	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962
Number of accumulation units outstanding at end of period	43,500	38,070	55,589	64,417	86,309	80,267	77,343	70,511	6,539
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.62	$9.78
Value at end of period	$5.31	$9.62
Number of accumulation units outstanding at end of period	8,588	17,760
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991	$10.031
Value at end of period	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991
Number of accumulation units outstanding at end of period	198,590	372,830	107,306	150,783	174,585	202,025	220,225	197,497	12,685
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459	$10.323
Value at end of period	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459
Number of accumulation units outstanding at end of period	65,938	69,840	63,076	75,004	65,243	66,982	72,408	134,013	2,717
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42	$9.481
Value at end of period	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42
Number of accumulation units outstanding at end of period	2,772	19,247	32,261	40,741	42,360	13,425	7,015	288
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13	$10.014
Value at end of period	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13
Number of accumulation units outstanding at end of period	44,564	441,840	806,410	579,969	234,870	226,002	207,160	290,006	92,189

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441	$10.175
Value at end of period	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441
Number of accumulation units outstanding at end of period	4,971	35,408	41,407	53,187	38,830	13,008	11,288	2,354
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223	$9.222
Value at end of period	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223
Number of accumulation units outstanding at end of period	12,111	51,932	64,131	59,629	60,875	42,546	36,062	31,930	3,438

		41

FINANCIAL STATEMENTS Variable Annuity Account B of ING Life Insurance and Annuity Company Year ended December 31, 2008 with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year ended December 31, 2008

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Capital Appreciation Fund - Series I Shares	ING JPMorgan Emerging Markets Equity Portfolio - Institutional
AIM V.I. Core Equity Fund - Series I Shares	Class
Calvert Variable Series, Inc.:	ING JPMorgan Emerging Markets Equity Portfolio - Service
Calvert Social Balanced Portfolio	Class
Federated Insurance Series:	ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Federated American Leaders Fund II - Primary Shares	Class
Federated Capital Income Fund II	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Federated Equity Income Fund II	ING JPMorgan Value Opportunities Portfolio - Institutional
Federated Fund for U.S. Government Securities II	Class
Federated High Income Bond Fund II - Primary Shares	ING JPMorgan Value Opportunities Portfolio - Service Class
Federated International Equity Fund II	ING Julius Baer Foreign Portfolio - Service Class
Federated Mid Cap Growth Strategies Fund II	ING Legg Mason Value Portfolio - Institutional Class
Federated Prime Money Fund II	ING Legg Mason Value Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING LifeStyle Aggressive Growth Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING LifeStyle Growth Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING LifeStyle Moderate Growth Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	ING LifeStyle Moderate Portfolio - Service Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Institutional Class
Fidelity® Variable Insurance Products II:	ING Lord Abbett Affiliated Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Marsico International Opportunities Portfolio - Service
Fidelity® Variable Insurance Products V:	Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING MFS Total Return Portfolio - Institutional Class
Franklin Templeton Variable Insurance Products Trust:	ING MFS Total Return Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING MFS Utilities Portfolio - Service Class
ING GET Fund:	ING Mid Cap Growth Portfolio - Service Class
ING GET Fund - Series U	ING Oppenheimer Main Street Portfolio® - Institutional Class
ING GET Fund - Series V	ING Oppenheimer Main Street Portfolio® - Service Class
ING Investors Trust:	ING PIMCO High Yield Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Pioneer Equity Income Portfolio - Institutional Class
ING American Funds Growth Portfolio	ING Pioneer Fund Portfolio - Institutional Class
ING American Funds Growth-Income Portfolio	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING American Funds International Portfolio	ING Pioneer Mid Cap Value Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service
ING Evergreen Health Sciences Portfolio - Service Class	Class
ING Evergreen Omega Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Templeton Global Growth Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class
ING Franklin Income Portfolio - Service Class	ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Franklin Mutual Shares Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class
ING Global Real Estate Portfolio - Institutional Class	ING Van Kampen Large Cap Growth Portfolio - Institutional
ING Global Real Estate Portfolio - Service Class	Class
ING Global Resources Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class

ING Investors Trust (continued):	ING Variable Insurance Trust (continued):
ING VP Index Plus International Equity Portfolio - Institutional	ING GET U.S. Core Portfolio - Series 9
Class	ING GET U.S. Core Portfolio - Series 10
ING VP Index Plus International Equity Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING Wells Fargo Disciplined Value Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 12
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 13
ING Partners, Inc.:	ING GET U.S. Core Portfolio - Series 14
ING American Century Large Company Value Portfolio - Service	ING Variable Portfolios, Inc.:
Class	ING BlackRock Global Science and Technology Portfolio -
ING American Century Small-Mid Cap Value Portfolio - Service	Class I
Class	ING International Index Portfolio - Class I
ING Baron Asset Portfolio - Service Class	ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
ING Baron Small Cap Growth Portfolio - Service Class	Class I
ING Columbia Small Cap Value II Portfolio - Service Class	ING Opportunistic Large Cap Growth Portfolio - Class I
ING Davis New York Venture Portfolio - Service Class	ING Opportunistic Large Cap Value Portfolio - Class I
ING JPMorgan International Portfolio - Initial Class	ING Opportunistic Large Cap Value Portfolio - Class S
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING RussellTM Large Cap Index Portfolio - Class I
ING Legg Mason Partners Aggressive Growth Portfolio - Initial	ING RussellTM Mid Cap Index Portfolio - Class I
Class	ING RussellTM Small Cap Index Portfolio - Class I
ING Lord Abbett U.S. Government Securities Portfolio - Initial	ING VP Index Plus LargeCap Portfolio - Class I
Class	ING VP Index Plus MidCap Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Initial Class	ING VP Index Plus SmallCap Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Service Class	ING VP Small Company Portfolio - Class I
ING Neuberger Berman Regency Portfolio - Service Class	ING Variable Products Trust:
ING OpCap Balanced Value Portfolio - Service Class	ING VP Financial Services Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING VP High Yield Bond Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Initial Class	ING VP International Value Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class S
ING Pioneer High Yield Portfolio - Initial Class	ING VP Real Estate Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class S
ING Solution 2035 Portfolio - Service Class	ING VP Balanced Portfolio, Inc.:
ING Solution 2045 Portfolio - Service Class	ING VP Balanced Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING VP Intermediate Bond Portfolio:
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING VP Intermediate Bond Portfolio - Class I
Initial Class	ING VP Money Market Portfolio:
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING VP Money Market Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Initial Class	Janus Aspen Series:
ING Templeton Foreign Equity Portfolio - Service Class	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING Thornburg Value Portfolio - Initial Class	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Janus Aspen Series Large Cap Growth Portfolio - Institutional
ING UBS U.S. Small Cap Growth Portfolio - Service Class	Shares
ING Van Kampen Comstock Portfolio - Service Class	Janus Aspen Series Mid Cap Growth Portfolio - Institutional
ING Van Kampen Equity and Income Portfolio - Initial Class	Shares
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Worldwide Growth Portfolio - Institutional
ING VP Strategic Allocation Conservative Portfolio - Class I	Shares
ING VP Strategic Allocation Growth Portfolio - Class I	Lord Abbett Series Fund, Inc.:
ING VP Strategic Allocation Moderate Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Variable Funds:	Oppenheimer Variable Account Funds:
ING VP Growth and Income Portfolio - Class I	Oppenheimer Global Securities/VA
ING Variable Insurance Trust:	Oppenheimer Main Street Fund®/VA
ING GET U.S. Core Portfolio - Series 1	Oppenheimer Main Street Small Cap Fund®/VA
ING GET U.S. Core Portfolio - Series 2	Oppenheimer Mid Cap Fund/VA
ING GET U.S. Core Portfolio - Series 3	PIMCO Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 4	PIMCO Real Return Portfolio - Administrative Class
ING GET U.S. Core Portfolio - Series 5	Pioneer Variable Contracts Trust:
ING GET U.S. Core Portfolio - Series 6	Pioneer Emerging Markets VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 7	Pioneer High Yield VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 8

Wanger Advisors Trust: Wanger International Wanger Select Wanger USA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2008, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 12, 2009

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	AIM V.I.			Federated
	Capital			American
	Appreciation	AIM V.I. Core	Calvert Social	Leaders	Federated
	Fund - Series I	Equity Fund -	Balanced	Fund II -	Capital Income
	Shares	Series I Shares	Portfolio	Primary Shares	Fund II

Assets
Investments in mutual funds
at fair value	$ 523	$ 1,084	$ 1,172	$ 8,770	$ 1,491
Total assets	523	1,084	1,172	8,770	1,491
Net assets	$ 523	$ 1,084	$ 1,172	$ 8,770	$ 1,491

Net assets
Accumulation units	$ 470	$ 829	$ 1,172	$ 8,746	$ 1,485
Contracts in payout (annuitization)
period	53	255	-	24	6
Total net assets	$ 523	$ 1,084	$ 1,172	$ 8,770	$ 1,491

Total number of shares	30,979	54,871	939,251	1,077,446	205,590

Cost of shares	$ 802	$ 1,454	$ 1,722	$ 17,065	$ 1,806

The accompanying notes are an integral part of these financial statements.

4

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

Federated
		Federated Fund	High Income		Federated Mid
	Federated	for U.S.	Bond Fund II -	Federated	Cap Growth
	Equity Income	Government	Primary	International	Strategies
	Fund II	Securities II	Shares	Equity Fund II	Fund II

Assets
Investments in mutual funds
at fair value	$ 2,394	$ 1,916	$ 3,488	$ 1,384	$ 2,540
Total assets	2,394	1,916	3,488	1,384	2,540
Net assets	$ 2,394	$ 1,916	$ 3,488	$ 1,384	$ 2,540

Net assets
Accumulation units	$ 2,329	$ 1,916	$ 3,461	$ 1,373	$ 2,540
Contracts in payout (annuitization)
period	65	-	27	11	-

Total net assets	$ 2,394	$ 1,916	$ 3,488	$ 1,384	$ 2,540

Total number of shares	219,797	167,297	693,477	136,985	199,351

Cost of shares	$ 2,698	$ 1,872	$ 5,140	$ 1,715	$ 3,864

The accompanying notes are an integral part of these financial statements.

5

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 1,747	$ 61,149	$ 7,951	$ 69	$ 4,584
Total assets	1,747	61,149	7,951	69	4,584
Net assets	$ 1,747	$ 61,149	$ 7,951	$ 69	$ 4,584

Net assets
Accumulation units	$ 1,747	$ 61,149	$ 7,951	$ -	$ 4,584
Contracts in payout (annuitization)
period	-	-	-	69	-

Total net assets	$ 1,747	$ 61,149	$ 7,951	$ 69	$ 4,584

Total number of shares	1,746,537	4,639,512	337,914	17,513	376,673

Cost of shares	$ 1,747	$ 109,716	$ 11,518	$ 106	$ 8,246

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

			Fidelity® VIP		ING
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small	AllianceBernstein
	Contrafund®	Index 500	Grade Bond	Cap Value	Mid Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio - Service
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class

Assets
Investments in mutual funds
at fair value	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64
Total assets	109,547	21,722	876	2,729	64
Net assets	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64

Net assets
Accumulation units	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 109,547	$ 21,722	$ 876	$ 2,729	$ 64

Total number of shares	7,118,051	218,996	73,980	258,659	8,671

Cost of shares	$ 191,205	$ 26,020	$ 941	$ 4,523	$ 135

The accompanying notes are an integral part of these financial statements.

7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING BlackRock
		ING American		Large Cap
		Funds	ING American	Growth	ING Evergreen
	ING American	Growth-	Funds	Portfolio -	Health Sciences
	Funds Growth	Income	International	Institutional	Portfolio -
	Portfolio	Portfolio	Portfolio	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 12,540	$ 11,419	$ 13,434	$ 21,426	$ 666
Total assets	12,540	11,419	13,434	21,426	666
Net assets	$ 12,540	$ 11,419	$ 13,434	$ 21,426	$ 666

Net assets
Accumulation units	$ 11,113	$ 9,867	$ 11,947	$ 19,777	$ 666
Contracts in payout (annuitization)
period	1,427	1,552	1,487	1,649	-

Total net assets	$ 12,540	$ 11,419	$ 13,434	$ 21,426	$ 666

Total number of shares	343,938	438,854	960,283	3,207,530	77,732

Cost of shares	$ 20,825	$ 17,647	$ 20,695	$ 38,760	$ 889

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING Evergreen	ING FMRSM
	Omega	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Portfolio -	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6,965	$ 13,578	$ 815	$ 3,482	$ 1,885
Total assets	6,965	13,578	815	3,482	1,885
Net assets	$ 6,965	$ 13,578	$ 815	$ 3,482	$ 1,885

Net assets
Accumulation units	$ 6,302	$ 12,340	$ 815	$ 3,482	$ 1,885
Contracts in payout (annuitization)
period	663	1,238	-	-	-

Total net assets	$ 6,965	$ 13,578	$ 815	$ 3,482	$ 1,885

Total number of shares	850,381	1,584,421	95,372	456,959	328,998

Cost of shares	$ 9,094	$ 22,238	$ 1,261	$ 5,046	$ 2,978

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING JPMorgan
	ING Global				Emerging
	Real Estate	ING Global	ING Global	ING Janus	Markets Equity
	Portfolio -	Real Estate	Resources	Contrarian	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328
Total assets	1,087	902	6,198	139	3,328
Net assets	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328

Net assets
Accumulation units	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,087	$ 902	$ 6,198	$ 139	$ 3,328

Total number of shares	152,612	127,230	475,704	17,748	276,430

Cost of shares	$ 1,536	$ 1,671	$ 11,464	$ 186	$ 6,560

The accompanying notes are an integral part of these financial statements.

10

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan		ING JPMorgan
	Emerging	Small Cap Core	ING JPMorgan	Value	ING JPMorgan
	Markets	Equity	Small Cap	Opportunities	Value
	Equity	Portfolio -	Core Equity	Portfolio -	Opportunities
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426
Total assets	4,184	1,919	102	10,576	1,426
Net assets	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426

Net assets
Accumulation units	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 4,184	$ 1,919	$ 102	$ 10,576	$ 1,426

Total number of shares	348,378	226,596	12,093	1,780,401	238,489

Cost of shares	$ 7,454	$ 3,056	$ 155	$ 18,401	$ 2,518

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

		ING Legg		ING LifeStyle
	ING Julius	Mason Value	ING Legg	Aggressive	ING LifeStyle
	Baer Foreign	Portfolio -	Mason Value	Growth	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,156	$ 7,015	$ 162	$ 1,068	$ 4,777
Total assets	7,156	7,015	162	1,068	4,777
Net assets	$ 7,156	$ 7,015	$ 162	$ 1,068	$ 4,777

Net assets
Accumulation units	$ 7,156	$ 6,370	$ 162	$ 1,068	$ 4,777
Contracts in payout (annuitization)
period	-	645	-	-	-

Total net assets	$ 7,156	$ 7,015	$ 162	$ 1,068	$ 4,777

Total number of shares	767,012	2,057,231	47,741	148,749	600,905

Cost of shares	$ 12,444	$ 17,285	$ 413	$ 1,871	$ 7,608

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Lord
	ING LifeStyle		Abbett	ING Lord
	Moderate	ING LifeStyle	Affiliated	Abbett	ING Marsico
	Growth	Moderate	Portfolio -	Affiliated	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285
Total assets	6,997	7,314	4,020	458	1,285
Net assets	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285

Net assets
Accumulation units	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 6,997	$ 7,314	$ 4,020	$ 458	$ 1,285

Total number of shares	845,080	830,231	615,631	69,681	114,337

Cost of shares	$ 10,473	$ 9,900	$ 7,038	$ 778	$ 2,009

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING
	ING Marsico	ING MFS Total			Oppenheimer
	International	Return	ING MFS	ING MFS	Main Street
	Opportunities	Portfolio -	Total Return	Utilities	Portfolio® -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,448
Total assets	5,138	48,840	1,153	2,161	1,448
Net assets	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,448

Net assets
Accumulation units	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,242
Contracts in payout (annuitization)
period	-	-	-	-	206

Total net assets	$ 5,138	$ 48,840	$ 1,153	$ 2,161	$ 1,448

Total number of shares	670,771	4,114,600	96,914	227,262	119,642

Cost of shares	$ 9,849	$ 70,844	$ 1,682	$ 3,669	$ 2,238

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING		ING Pioneer		ING Pioneer
	Oppenheimer	ING PIMCO	Equity Income	ING Pioneer	Mid Cap Value
	Main Street	High Yield	Portfolio -	Fund Portfolio	Portfolio -
	Portfolio® -	Portfolio -	Institutional	- Institutional	Institutional
	Service Class	Service Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 112	$ 1,748	$ 3,765	$ 10,140	$ 2,428
Total assets	112	1,748	3,765	10,140	2,428
Net assets	$ 112	$ 1,748	$ 3,765	$ 10,140	$ 2,428

Net assets
Accumulation units	$ 112	$ 1,748	$ 3,765	$ 8,260	$ 2,428
Contracts in payout (annuitization)
period	-	-	-	1,880	-

Total net assets	$ 112	$ 1,748	$ 3,765	$ 10,140	$ 2,428

Total number of shares	9,192	248,974	611,192	1,280,366	319,922

Cost of shares	$ 173	$ 2,416	$ 5,654	$ 14,671	$ 3,791

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Van
		ING T. Rowe	ING T. Rowe		Kampen
	ING Pioneer	Price Capital	Price Equity	ING Templeton	Capital Growth
	Mid Cap Value	Appreciation	Income	Global Growth	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,558

Total assets	700	7,963	4,389	438	23,558
Net assets	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,558

Net assets
Accumulation units	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,182
Contracts in payout (annuitization)
period	-	-	-	-	376

Total net assets	$ 700	$ 7,963	$ 4,389	$ 438	$ 23,558

Total number of shares	92,376	516,386	518,744	53,220	3,394,578

Cost of shares	$ 1,089	$ 12,358	$ 6,974	$ 770	$ 45,026

The accompanying notes are an integral part of these financial statements.

16

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Van		ING VP Index
	Kampen		Plus	ING VP Index	ING Wells
	Growth and	ING Van	International	Plus	Fargo Small
	Income	Kampen Real Equity Portfolio		International	Cap Disciplined
	Portfolio -	Estate Portfolio	- Institutional	Equity Portfolio	Portfolio -
	Service Class	- Service Class	Class	- Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 835	$ 1,064	$ 9,835	$ 600	$ 123
Total assets	835	1,064	9,835	600	123
Net assets	$ 835	$ 1,064	$ 9,835	$ 600	$ 123

Net assets
Accumulation units	$ 835	$ 1,064	$ 8,714	$ 600	$ 123
Contracts in payout (annuitization)
period	-	-	1,121	-	-

Total net assets	$ 835	$ 1,064	$ 9,835	$ 600	$ 123

Total number of shares	52,873	75,584	1,906,069	116,442	19,712

Cost of shares	$ 1,316	$ 1,877	$ 21,564	$ 1,291	$ 195

The accompanying notes are an integral part of these financial statements.

17

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING American	ING American		ING Baron	ING Columbia
	Century Large	Century Small-		Small Cap	Small Cap
	Company Value	Mid Cap Value	ING Baron	Growth	Value II
	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -	Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 170	$ 1,200	$ 266	$ 2,765	$ 761
Total assets	170	1,200	266	2,765	761
Net assets	$ 170	$ 1,200	$ 266	$ 2,765	$ 761

Net assets
Accumulation units	$ 170	$ 1,200	$ 266	$ 2,765	$ 761
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 170	$ 1,200	$ 266	$ 2,765	$ 761

Total number of shares	36,366	163,500	37,923	249,580	111,588

Cost of shares	$ 189	$ 1,715	$ 405	$ 4,304	$ 1,114

The accompanying notes are an integral part of these financial statements.

18

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING Legg	ING	ING
			Mason Partners	Neuberger	Neuberger
	ING Davis New ING JPMorgan		Aggressive	Berman	Berman
	York Venture	Mid Cap Value	Growth	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,118	$ 1,530	$ 16,298	$ 14,045	$ 226
Total assets	2,118	1,530	16,298	14,045	226
Net assets	$ 2,118	$ 1,530	$ 16,298	$ 14,045	$ 226

Net assets
Accumulation units	$ 2,118	$ 1,530	$ 15,638	$ 11,670	$ 226
Contracts in payout (annuitization)
period	-	-	660	2,375	-

Total net assets	$ 2,118	$ 1,530	$ 16,298	$ 14,045	$ 226

Total number of shares	173,918	164,714	554,927	2,548,944	41,285

Cost of shares	$ 3,323	$ 2,467	$ 18,882	$ 26,582	$ 264

The accompanying notes are an integral part of these financial statements.

19

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING	ING
	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Strategic	Strategic	ING PIMCO	ING Pioneer
	Global	Income	Income	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 76,622	$ 44,027	$ 16	$ 9,940	$ 12,668
Total assets	76,622	44,027	16	9,940	12,668
Net assets	$ 76,622	$ 44,027	$ 16	$ 9,940	$ 12,668

Net assets
Accumulation units	$ 74,064	$ 41,558	$ -	$ 9,940	$ 11,380
Contracts in payout (annuitization)
period	2,558	2,469	16	-	1,288
Total net assets	$ 76,622	$ 44,027	$ 16	$ 9,940	$ 12,668

Total number of shares	8,438,524	4,913,729	1,735	902,822	1,945,996

Cost of shares	$ 108,429	$ 51,326	$ 19	$ 10,077	$ 17,565

The accompanying notes are an integral part of these financial statements.

20

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349
Total assets	2,423	1,467	1,196	764	1,349
Net assets	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349

Net assets
Accumulation units	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 2,423	$ 1,467	$ 1,196	$ 764	$ 1,349

Total number of shares	277,838	180,002	149,158	96,167	143,980

Cost of shares	$ 3,217	$ 2,079	$ 1,768	$ 1,073	$ 1,563

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING T. Rowe
	Price	ING T. Rowe			ING UBS U.S.
	Diversified Mid	Price Growth	ING Templeton	ING	Large Cap
	Cap Growth	Equity	Foreign Equity	Thornburg	Equity
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Initial Class	Initial Class	Initial Class	- Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 32,650	$ 25,211	$ 18,241	$ 13,421	$ 15,297
Total assets	32,650	25,211	18,241	13,421	15,297
Net assets	$ 32,650	$ 25,211	$ 18,241	$ 13,421	$ 15,297

Net assets
Accumulation units	$ 32,650	$ 22,010	$ 16,993	$ 11,621	$ 15,297
Contracts in payout (annuitization)
period	-	3,201	1,248	1,800	-

Total net assets	$ 32,650	$ 25,211	$ 18,241	$ 13,421	$ 15,297

Total number of shares	7,097,747	771,464	2,317,820	658,542	2,467,276

Cost of shares	$ 55,311	$ 35,506	$ 29,435	$ 17,056	$ 20,559

The accompanying notes are an integral part of these financial statements.

22

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

		ING Van	ING VP	ING VP	ING VP
	ING Van	Kampen	Strategic	Strategic	Strategic
	Kampen	Equity and	Allocation	Allocation	Allocation
	Comstock	Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 1,370	$ 67,293	$ 8,278	$ 8,438	$ 9,608
Total assets	1,370	67,293	8,278	8,438	9,608
Net assets	$ 1,370	$ 67,293	$ 8,278	$ 8,438	$ 9,608

Net assets
Accumulation units	$ 1,370	$ 67,293	$ 6,242	$ 6,430	$ 7,269
Contracts in payout (annuitization)
period	-	-	2,036	2,008	2,339
Total net assets	$ 1,370	$ 67,293	$ 8,278	$ 8,438	$ 9,608

Total number of shares	192,434	2,613,313	905,707	932,377	1,055,859

Cost of shares	$ 2,256	$ 88,758	$ 11,421	$ 12,777	$ 14,564

The accompanying notes are an integral part of these financial statements.

23

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING VP
Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio	Core Portfolio	Core Portfolio -
	Class I	Series 3	- Series 4	- Series 5	Series 6

Assets
Investments in mutual funds
at fair value	$ 186,679	$ 16,807	$ 2,543	$ 1,685	$ 22,445
Total assets	186,679	16,807	2,543	1,685	22,445
Net assets	$ 186,679	$ 16,807	$ 2,543	$ 1,685	$ 22,445

Net assets
Accumulation units	$ 141,206	$ 16,807	$ 2,543	$ 1,685	$ 22,445
Contracts in payout (annuitization)
period	45,473	-	-	-	-
Total net assets	$ 186,679	$ 16,807	$ 2,543	$ 1,685	$ 22,445

Total number of shares	12,354,647	1,771,032	302,422	213,348	2,754,030

Cost of shares	$ 237,330	$ 17,638	$ 2,977	$ 2,058	$ 26,891

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio	Core Portfolio
	Series 7	Series 8	Series 9	- Series 10	- Series 11

Assets
Investments in mutual funds
at fair value	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130
Total assets	12,593	10,922	8,130	6,522	8,130
Net assets	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130

Net assets
Accumulation units	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 12,593	$ 10,922	$ 8,130	$ 6,522	$ 8,130

Total number of shares	1,572,115	1,370,359	1,025,235	783,855	987,852

Cost of shares	$ 15,103	$ 13,262	$ 9,817	$ 7,603	$ 9,411

The accompanying notes are an integral part of these financial statements.

25

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING BlackRock
				Global Science	ING
	ING GET U.S.	ING GET U.S.	ING GET U.S.	and Technology	International
	Core Portfolio	Core Portfolio	Core Portfolio	Portfolio -	Index Portfolio
	- Series 12	- Series 13	- Series 14	Class I	- Class I

Assets
Investments in mutual funds
at fair value	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211
Total assets	20,401	19,436	21,091	3,743	211
Net assets	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211

Net assets
Accumulation units	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 20,401	$ 19,436	$ 21,091	$ 3,743	$ 211

Total number of shares	2,553,318	1,943,575	2,016,332	1,141,276	32,871

Cost of shares	$ 24,272	$ 19,674	$ 20,564	$ 5,675	$ 315

The accompanying notes are an integral part of these financial statements.

26

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Lehman	ING
	Brothers U.S.	Opportunistic	ING	ING	ING Russell™
	Aggregate	Large Cap	Opportunistic	Opportunistic	Large Cap
	Bond Index®	Growth	Large Cap	Large Cap	Index
	Portfolio -	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Class I	Class I	- Class I	- Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 96	$ 7,963	$ 4,682	$ 285	$ 641
Total assets	96	7,963	4,682	285	641
Net assets	$ 96	$ 7,963	$ 4,682	$ 285	$ 641

Net assets
Accumulation units	$ 96	$ 6,902	$ 4,682	$ 285	$ 641
Contracts in payout (annuitization)
period	-	1,061	-	-	-

Total net assets	$ 96	$ 7,963	$ 4,682	$ 285	$ 641

Total number of shares	9,520	1,144,145	541,295	33,219	88,894

Cost of shares	$ 92	$ 9,875	$ 6,856	$ 451	$ 653

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Russell™	ING Russell™	ING VP Index	ING VP Index	ING VP Index
	Mid Cap Index	Small Cap	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Index Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class I	- Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 29	$ 35	$ 79,909	$ 7,814	$ 3,465
Total assets	29	35	79,909	7,814	3,465
Net assets	$ 29	$ 35	$ 79,909	$ 7,814	$ 3,465

Net assets
Accumulation units	$ 29	$ 35	$ 62,222	$ 7,814	$ 3,465
Contracts in payout (annuitization)
period	-	-	17,687	-	-

Total net assets	$ 29	$ 35	$ 79,909	$ 7,814	$ 3,465

Total number of shares	4,411	4,562	7,654,109	786,096	368,191

Cost of shares	$ 42	$ 45	$ 117,772	$ 13,494	$ 5,919

The accompanying notes are an integral part of these financial statements.

28

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING VP	ING VP	ING VP
	ING VP Small	ING VP	MidCap	MidCap	SmallCap
	Company	International	Opportunities	Opportunities	Opportunities
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class I	- Class I	Class I	Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 27,869	$ 3,607	$ 498	$ 2,720	$ 522
Total assets	27,869	3,607	498	2,720	522
Net assets	$ 27,869	$ 3,607	$ 498	$ 2,720	$ 522

Net assets
Accumulation units	$ 24,019	$ 3,607	$ 498	$ 2,720	$ 522
Contracts in payout (annuitization)
period	3,850	-	-	-	-

Total net assets	$ 27,869	$ 3,607	$ 498	$ 2,720	$ 522

Total number of shares	2,381,962	532,770	77,869	432,475	42,569

Cost of shares	$ 45,187	$ 6,662	$ 698	$ 2,844	$ 640

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING VP				Janus Aspen
	SmallCap	ING VP	ING VP	ING VP Money	Series Balanced
	Opportunities	Balanced	Intermediate	Market	Portfolio -
	Portfolio -	Portfolio -	Bond Portfolio	Portfolio -	Institutional
	Class S	Class I	- Class I	Class I	Shares

Assets
Investments in mutual funds
at fair value	$ 1,876	$ 81,353	$ 100,529	$ 207,378	$ 16
Total assets	1,876	81,353	100,529	207,378	16
Net assets	$ 1,876	$ 81,353	$ 100,529	$ 207,378	$ 16

Net assets
Accumulation units	$ 1,876	$ 58,301	$ 91,590	$ 196,878	$ 16
Contracts in payout (annuitization)
period	-	23,052	8,939	10,500	-

Total net assets	$ 1,876	$ 81,353	$ 100,529	$ 207,378	$ 16

Total number of shares	155,661	8,861,996	9,073,007	207,377,659	684

Cost of shares	$ 2,798	$ 111,675	$ 117,716	$ 207,378	$ 18

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Janus Aspen
		Janus Aspen	Janus Aspen	Series	Lord Abbett
	Janus Aspen	Series Large	Series Mid Cap	Worldwide	Series Fund -
	Series Flexible	Cap Growth	Growth	Growth	Mid-Cap
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -	Value
	- Institutional	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Class VC

Assets
Investments in mutual funds
at fair value	$ 3	$ 5	$ 1	$ 2	$ 2,000
Total assets	3	5	1	2	2,000
Net assets	$ 3	$ 5	$ 1	$ 2	$ 2,000

Net assets
Accumulation units	$ 3	$ 5	$ 1	$ 2	$ 2,000
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 3	$ 5	$ 1	$ 2	$ 2,000

Total number of shares	223	347	63	91	190,286

Cost of shares	$ 3	$ 7	$ 2	$ 3	$ 3,752

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

PIMCO Real
			Oppenheimer		Return
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	Portfolio -
	Global	Main Street	Small Cap	Mid Cap	Administrative
	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA	Class

Assets
Investments in mutual funds
at fair value	$ 47	$ 255	$ 382	$ 37	$ 5,888
Total assets	47	255	382	37	5,888
Net assets	$ 47	$ 255	$ 382	$ 37	$ 5,888

Net assets
Accumulation units	$ 47	$ -	$ 382	$ -	$ 5,888
Contracts in payout (annuitization)
period	-	255	-	37	-

Total net assets	$ 47	$ 255	$ 382	$ 37	$ 5,888

Total number of shares	2,318	17,495	35,848	1,344	522,923

Cost of shares	$ 77	$ 409	$ 636	$ 67	$ 6,601

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Pioneer
	Emerging	Pioneer High
	Markets VCT	Yield VCT
	Portfolio -	Portfolio -	Wanger
	Class I	Class I	International	Wanger Select	Wanger USA

Assets
Investments in mutual funds
at fair value	$ 1,033	$ 308	$ 406	$ 1,732	$ 231
Total assets	1,033	308	406	1,732	231
Net assets	$ 1,033	$ 308	$ 406	$ 1,732	$ 231

Net assets
Accumulation units	$ 1,033	$ 308	$ 406	$ 1,732	$ 231
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,033	$ 308	$ 406	$ 1,732	$ 231

Total number of shares	65,239	47,733	19,633	124,865	11,968

Cost of shares	$ 2,330	$ 493	$ 573	$ 3,386	$ 394

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	AIM V.I.			Federated
	Capital			American
	Appreciation	AIM V.I. Core	Calvert Social	Leaders	Federated
	Fund - Series I	Equity Fund -	Balanced	Fund II -	Capital Income
	Shares	Series I Shares	Portfolio	Primary Shares	Fund II

Net investment income (loss)
Income:
Dividends	$ -	$ 31	$ 39	$ 253	$ 125

Total investment income	-	31	39	253	125
Expenses:
Mortality and expense risk and
other charges	6	14	17	182	28
Total expenses	6	14	17	182	28
Net investment income (loss)	(6)	17	22	71	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	86	8	(2,513)	163
Capital gains distributions	-	-	22	3,909	-

Total realized gain (loss) on investments
and capital gains distributions	(10)	86	30	1,396	163
Net unrealized appreciation
(depreciation) of investments	(376)	(600)	(598)	(6,707)	(698)
Net realized and unrealized gain (loss)
on investments	(386)	(514)	(568)	(5,311)	(535)
Net increase (decrease) in net assets
resulting from operations	$ (392)	$ (497)	$ (546)	$ (5,240)	$ (438)

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

		Federated Fund	Federated High		Federated Mid
	Federated	for U.S.	Income Bond	Federated	Cap Growth
	Equity Income	Government	Fund II -	International	Strategies
	Fund II	Securities II	Primary Shares	Equity Fund II	Fund II

Net investment income (loss)
Income:
Dividends	$ 138	$ 101	$ 478	$ 16	$ -

Total investment income	138	101	478	16	-
Expenses:
Mortality and expense risk and
other charges	50	28	66	34	62
Total expenses	50	28	66	34	62
Net investment income (loss)	88	73	412	(18)	(62)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	61	(9)	(59)	111	(358)
Capital gains distributions	-	-	-	-	1,296

Total realized gain (loss) on investments
and capital gains distributions	61	(9)	(59)	111	938
Net unrealized appreciation
(depreciation) of investments	(1,429)	(10)	(1,681)	(1,453)	(3,095)
Net realized and unrealized gain (loss)
on investments	(1,368)	(19)	(1,740)	(1,342)	(2,157)
Net increase (decrease) in net assets
resulting from operations	$ (1,280)	$ 54	$ (1,328)	$ (1,360)	$ (2,219)

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 49	$ 2,266	$ 101	$ 8	$ 178

Total investment income	49	2,266	101	8	178
Expenses:
Mortality and expense risk and
other charges	28	1,259	115	1	69
Total expenses	28	1,259	115	1	69
Net investment income (loss)	21	1,007	(14)	7	109

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,460	317	(1)	(362)
Capital gains distributions	-	115	-	-	934

Total realized gain (loss) on investments
and capital gains distributions	-	1,575	317	(1)	572
Net unrealized appreciation
(depreciation) of investments	-	(56,060)	(7,918)	(30)	(4,850)
Net realized and unrealized gain (loss)
on investments	-	(54,485)	(7,601)	(31)	(4,278)
Net increase (decrease) in net assets
resulting from operations	$ 21	$ (53,478)	$ (7,615)	$ (24)	$ (4,169)

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	ING GET Fund
	Initial Class	Initial Class	Initial Class	- Class 2	- Series U

Net investment income (loss)
Income:
Dividends	$ 1,601	$ 649	$ 41	$ 46	$ 411
Total investment income	1,601	649	41	46	411
Expenses:
Mortality and expense risk and
other charges	2,096	439	14	32	64
Total expenses	2,096	439	14	32	64
Net investment income (loss)	(495)	210	27	14	347

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,172	689	(5)	(16)	(2,157)
Capital gains distributions	5,455	361	1	316	1,163
Total realized gain (loss) on investments
and capital gains distributions	10,627	1,050	(4)	300	(994)
Net unrealized appreciation
(depreciation) of investments	(103,575)	(15,330)	(69)	(1,705)	(117)
Net realized and unrealized gain (loss)
on investments	(92,948)	(14,280)	(73)	(1,405)	(1,111)
Net increase (decrease) in net assets
resulting from operations	$ (93,443)	$ (14,070)	$ (46)	$ (1,391)	$ (764)

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

		ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET Fund	Portfolio - Service	Funds Growth	Income	International
	- Series V	Class	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 456	$ -	$ 162	$ 251	$ 381

Total investment income	456	-	162	251	381
Expenses:
Mortality and expense risk and
other charges	221	1	266	228	275
Total expenses	221	1	266	228	275
Net investment income (loss)	235	(1)	(104)	23	106

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	352	(28)	(89)	(160)	(197)
Capital gains distributions	-	25	1,529	693	1,230

Total realized gain (loss) on investments
and capital gains distributions	352	(3)	1,440	533	1,033
Net unrealized appreciation
(depreciation) of investments	(849)	(70)	(12,672)	(8,829)	(12,561)
Net realized and unrealized gain (loss)
on investments	(497)	(73)	(11,232)	(8,296)	(11,528)
Net increase (decrease) in net assets
resulting from operations	$ (262)	$ (74)	$ (11,336)	$ (8,273)	$ (11,422)

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING BlackRock
	Large Cap		ING Evergreen	ING FMRSM
	Growth	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Portfolio -	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Institutional	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Class	Service Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 64	$ 1	$ 48	$ 242	$ 8
Total investment income	64	1	48	242	8
Expenses:
Mortality and expense risk and
other charges	393	6	121	270	10
Total expenses	393	6	121	270	10
Net investment income (loss)	(329)	(5)	(73)	(28)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,417)	(110)	(6)	(1,281)	(127)
Capital gains distributions	3,685	33	1,085	1,546	92
Total realized gain (loss) on investments
and capital gains distributions	1,268	(77)	1,079	265	(35)
Net unrealized appreciation
(depreciation) of investments	(16,599)	(238)	(3,981)	(10,098)	(546)
Net realized and unrealized gain (loss)
on investments	(15,331)	(315)	(2,902)	(9,833)	(581)
Net increase (decrease) in net assets
resulting from operations	$ (15,660)	$ (320)	$ (2,975)	$ (9,861)	$ (583)

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

			ING Global
	ING Franklin	ING Franklin	Real Estate	ING Global	ING Global
	Income	Mutual Shares	Portfolio -	Real Estate	Resources
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 160	$ 83	$ -	$ -	$ 185

Total investment income	160	83	-	-	185
Expenses:
Mortality and expense risk and
other charges	71	36	3	21	112
Total expenses	71	36	3	21	112
Net investment income (loss)	89	47	(3)	(21)	73

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(245)	(166)	(49)	(488)	(493)
Capital gains distributions	40	4	-	-	1,883

Total realized gain (loss) on investments
and capital gains distributions	(205)	(162)	(49)	(488)	1,390
Net unrealized appreciation
(depreciation) of investments	(1,616)	(1,162)	(449)	(385)	(6,547)
Net realized and unrealized gain (loss)
on investments	(1,821)	(1,324)	(498)	(873)	(5,157)
Net increase (decrease) in net assets
resulting from operations	$ (1,732)	$ (1,277)	$ (501)	$ (894)	$ (5,084)

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

		ING JPMorgan		ING JPMorgan
		Emerging	ING JPMorgan	Small Cap Core	ING JPMorgan
	ING Janus	Markets Equity	Emerging	Equity	Small Cap Core
	Contrarian	Portfolio -	Markets Equity	Portfolio -	Equity
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 160	$ 183	$ 22	$ 1
Total investment income	1	160	183	22	1
Expenses:
Mortality and expense risk and
other charges	1	94	64	36	1
Total expenses	1	94	64	36	1
Net investment income (loss)	-	66	119	(14)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(105)	(10)	371	(162)	(15)
Capital gains distributions	28	361	451	262	11
Total realized gain (loss) on investments
and capital gains distributions	(77)	351	822	100	(4)
Net unrealized appreciation
(depreciation) of investments	(47)	(4,720)	(5,878)	(1,062)	(40)
Net realized and unrealized gain (loss)
on investments	(124)	(4,369)	(5,056)	(962)	(44)
Net increase (decrease) in net assets
resulting from operations	$ (124)	$ (4,303)	$ (4,937)	$ (976)	$ (44)

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason Value	ING Legg
	Portfolio -	Opportunities	Baer Foreign	Portfolio -	Mason Value
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 634	$ 64	$ -	$ 38	$ -

Total investment income	634	64	-	38	-
Expenses:
Mortality and expense risk and
other charges	222	29	112	166	2
Total expenses	222	29	112	166	2
Net investment income (loss)	412	35	(112)	(128)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,210)	(71)	(257)	(1,849)	(67)
Capital gains distributions	2,020	239	1,216	3,151	78
Total realized gain (loss) on investments
and capital gains distributions	810	168	959	1,302	11
Net unrealized appreciation
(depreciation) of investments	(9,990)	(1,247)	(7,252)	(11,479)	(237)
Net realized and unrealized gain (loss)
on investments	(9,180)	(1,079)	(6,293)	(10,177)	(226)
Net increase (decrease) in net assets
resulting from operations	$ (8,768)	$ (1,044)	$ (6,405)	$ (10,305)	$ (228)

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

					ING Lord
	ING LifeStyle		ING LifeStyle		Abbett
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle	Affiliated
	Growth	Growth	Growth	Moderate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 27	$ 104	$ 202	$ 182	$ 178
Total investment income	27	104	202	182	178
Expenses:
Mortality and expense risk and
other charges	20	81	139	131	46
Total expenses	20	81	139	131	46
Net investment income (loss)	7	23	63	51	132

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(185)	(104)	(319)	(299)	(201)
Capital gains distributions	162	358	491	325	776
Total realized gain (loss) on investments
and capital gains distributions	(23)	254	172	26	575
Net unrealized appreciation
(depreciation) of investments	(766)	(3,134)	(4,070)	(3,025)	(3,148)

Net realized and unrealized gain (loss)
on investments	(789)	(2,880)	(3,898)	(2,999)	(2,573)

Net increase (decrease) in net assets
resulting from operations	$ (782)	$ (2,857)	$ (3,835)	$ (2,948)	$ (2,441)

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING Lord		ING Marsico	ING MFS Total
	Abbett	ING Marsico	International	Return	ING MFS Total
	Affiliated	Growth	Opportunities	Portfolio -	Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 17	$ 10	$ 97	$ 4,198	$ 85
Total investment income	17	10	97	4,198	85
Expenses:
Mortality and expense risk and
other charges	9	18	116	894	12
Total expenses	9	18	116	894	12
Net investment income (loss)	8	(8)	(19)	3,304	73

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(67)	(75)	(431)	(4,389)	(68)
Capital gains distributions	104	-	1,006	6,658	143

Total realized gain (loss) on investments
and capital gains distributions	37	(75)	575	2,269	75
Net unrealized appreciation
(depreciation) of investments	(351)	(847)	(6,683)	(23,157)	(498)
Net realized and unrealized gain (loss)
on investments	(314)	(922)	(6,108)	(20,888)	(423)
Net increase (decrease) in net assets
resulting from operations	$ (306)	$ (930)	$ (6,127)	$ (17,584)	$ (350)

The accompanying notes are an integral part of these financial statements.

44

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

			ING
			Oppenheimer	ING
	ING MFS	ING Mid Cap	Main Street	Oppenheimer	ING PIMCO
	Utilities	Growth	Portfolio® -	Main Street	High Yield
	Portfolio -	Portfolio -	Institutional	Portfolio® -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 102	$ -	$ 67	$ 4	$ 193

Total investment income	102	-	67	4	193
Expenses:
Mortality and expense risk and
other charges	28	1	30	1	28
Total expenses	28	1	30	1	28
Net investment income (loss)	74	(1)	37	3	165

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(310)	(18)	(85)	(1)	(157)
Capital gains distributions	399	-	-	-	1

Total realized gain (loss) on investments
and capital gains distributions	89	(18)	(85)	(1)	(156)
Net unrealized appreciation
(depreciation) of investments	(1,701)	3	(939)	(62)	(580)
Net realized and unrealized gain (loss)
on investments	(1,612)	(15)	(1,024)	(63)	(736)
Net increase (decrease) in net assets
resulting from operations	$ (1,538)	$ (16)	$ (987)	$ (60)	$ (571)

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING Pioneer		ING Pioneer		ING T. Rowe
	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer	Price Capital
	Portfolio -	Fund Portfolio -	Portfolio -	Mid Cap Value	Appreciation
	Institutional	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 143	$ 516	$ 64	$ 15	$ 399
Total investment income	143	516	64	15	399
Expenses:
Mortality and expense risk and
other charges	46	200	25	12	80
Total expenses	46	200	25	12	80
Net investment income (loss)	97	316	39	3	319

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(196)	588	(134)	(175)	(275)
Capital gains distributions	-	608	181	58	865

Total realized gain (loss) on investments
and capital gains distributions	(196)	1,196	47	(117)	590
Net unrealized appreciation
(depreciation) of investments	(1,671)	(7,916)	(1,278)	(284)	(3,970)
Net realized and unrealized gain (loss)
on investments	(1,867)	(6,720)	(1,231)	(401)	(3,380)
Net increase (decrease) in net assets
resulting from operations	$ (1,770)	$ (6,404)	$ (1,192)	$ (398)	$ (3,061)

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

				ING Van	ING Van
	ING T. Rowe			Kampen	Kampen
	Price Equity	ING Templeton	ING UBS U.S.	Capital Growth	Growth and
	Income	Global Growth	Allocation	Portfolio -	Income
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 247	$ 9	$ 150	$ 40	$ 39
Total investment income	247	9	150	40	39
Expenses:
Mortality and expense risk and
other charges	59	12	21	339	9
Total expenses	59	12	21	339	9
Net investment income (loss)	188	(3)	129	(299)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(456)	(155)	(952)	(1,990)	(42)
Capital gains distributions	488	36	615	1,136	83
Total realized gain (loss) on investments
and capital gains distributions	32	(119)	(337)	(854)	41
Net unrealized appreciation
(depreciation) of investments	(2,867)	(297)	(128)	(21,468)	(458)
Net realized and unrealized gain (loss)
on investments	(2,835)	(416)	(465)	(22,322)	(417)
Net increase (decrease) in net assets
resulting from operations	$ (2,647)	$ (419)	$ (336)	$ (22,621)	$ (387)

The accompanying notes are an integral part of these financial statements.

47

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

			ING VP Index
	ING Van		Plus	ING VP Index
	Kampen Large		International	Plus	ING Wells
	Cap Growth	ING Van	Equity	International	Fargo
	Portfolio -	Kampen Real	Portfolio -	Equity	Disciplined
	Institutional	Estate Portfolio	Institutional	Portfolio -	Value Portfolio
	Class	- Service Class	Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 283	$ 19	$ 1,132	$ 55	$ 11
Total investment income	283	19	1,132	55	11
Expenses:
Mortality and expense risk and
other charges	213	13	215	8	3
Total expenses	213	13	215	8	3
Net investment income (loss)	70	6	917	47	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,050)	(882)	(3,863)	(136)	(86)
Capital gains distributions	1,817	292	5,025	261	-

Total realized gain (loss) on investments
and capital gains distributions	(1,233)	(590)	1,162	125	(86)
Net unrealized appreciation
(depreciation) of investments	(2,223)	(283)	(11,378)	(666)	30
Net realized and unrealized gain (loss)
on investments	(3,456)	(873)	(10,216)	(541)	(56)
Net increase (decrease) in net assets
resulting from operations	$ (3,386)	$ (867)	$ (9,299)	$ (494)	$ (48)

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING Wells	ING American	ING American		ING Baron
	Fargo Small	Century Large	Century Small-		Small Cap
	Cap Disciplined	Company Value	Mid Cap Value	ING Baron	Growth
	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 27	$ 9	$ -	$ -

Total investment income	2	27	9	-	-
Expenses:
Mortality and expense risk and
other charges	3	2	10	5	39
Total expenses	3	2	10	5	39
Net investment income (loss)	(1)	25	(1)	(5)	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	(214)	(51)	(256)	(133)
Capital gains distributions	26	78	138	10	135
Total realized gain (loss) on investments
and capital gains distributions	(32)	(136)	87	(246)	2
Net unrealized appreciation
(depreciation) of investments	(50)	4	(403)	(140)	(2,082)
Net realized and unrealized gain (loss)
on investments	(82)	(132)	(316)	(386)	(2,080)
Net increase (decrease) in net assets
resulting from operations	$ (83)	$ (107)	$ (317)	$ (391)	$ (2,119)

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

					ING Legg
	ING Columbia				Mason Partners
	Small Cap	ING Davis New	ING JPMorgan	ING JPMorgan	Aggressive
	Value II	York Venture	International	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 21	$ 1,035	$ 43	$ -

Total investment income	1	21	1,035	43	-
Expenses:
Mortality and expense risk and
other charges	14	32	125	20	321
Total expenses	14	32	125	20	321
Net investment income (loss)	(13)	(11)	910	23	(321)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(38)	(82)	(12,350)	(32)	1,691
Capital gains distributions	9	31	17,447	197	-

Total realized gain (loss) on investments
and capital gains distributions	(29)	(51)	5,097	165	1,691
Net unrealized appreciation
(depreciation) of investments	(484)	(1,332)	(7,404)	(1,009)	(13,101)
Net realized and unrealized gain (loss)
on investments	(513)	(1,383)	(2,307)	(844)	(11,410)
Net increase (decrease) in net assets
resulting from operations	$ (526)	$ (1,394)	$ (1,397)	$ (821)	$ (11,731)

The accompanying notes are an integral part of these financial statements.

50

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING Lord
	Abbett U.S.	ING Neuberger	ING Neuberger	ING Neuberger
	Government	Berman	Berman	Berman	ING OpCap
	Securities	Partners	Partners	Regency	Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 180	$ 68	$ -	$ -	$ 36

Total investment income	180	68	-	-	36
Expenses:
Mortality and expense risk and
other charges	49	356	1	-	6

Total expenses	49	356	1	-	6

Net investment income (loss)	131	(288)	(1)	-	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(214)	(865)	(33)	(15)	(477)
Capital gains distributions	378	-	-	-	164

Total realized gain (loss) on investments
and capital gains distributions	164	(865)	(33)	(15)	(313)
Net unrealized appreciation
(depreciation) of investments	(127)	(15,646)	(39)	11	23
Net realized and unrealized gain (loss)
on investments	37	(16,511)	(72)	(4)	(290)
Net increase (decrease) in net assets
resulting from operations	$ 168	$ (16,799)	$ (73)	$ (4)	$ (260)

The accompanying notes are an integral part of these financial statements.

51

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

		ING	ING
		Oppenheimer	Oppenheimer
	ING	Strategic	Strategic	ING PIMCO	ING Pioneer
	Oppenheimer	Income	Income	Total Return	High Yield
	Global Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 2,679	$ 3,021	$ 1	$ 419	$ 492
Total investment income	2,679	3,021	1	419	492
Expenses:
Mortality and expense risk and
other charges	1,412	738	-	80	59

Total expenses	1,412	738	-	80	59

Net investment income (loss)	1,267	2,283	1	339	433

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,671	815	-	84	(460)
Capital gains distributions	9,258	202	-	134	7

Total realized gain (loss) on investments
and capital gains distributions	11,929	1,017	-	218	(453)
Net unrealized appreciation
(depreciation) of investments	(71,805)	(13,035)	(4)	(649)	(4,889)
Net realized and unrealized gain (loss)
on investments	(59,876)	(12,018)	(4)	(431)	(5,342)
Net increase (decrease) in net assets
resulting from operations	$ (58,609)	$ (9,735)	$ (3)	$ (92)	$ (4,909)

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

					ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 46	$ 21	$ 19	$ 11	$ 20
Total investment income	46	21	19	11	20
Expenses:
Mortality and expense risk and
other charges	20	15	13	9	10
Total expenses	20	15	13	9	10
Net investment income (loss)	26	6	6	2	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	(77)	(81)	(253)	(9)
Capital gains distributions	59	47	48	33	20
Total realized gain (loss) on investments
and capital gains distributions	113	(30)	(33)	(220)	11
Net unrealized appreciation
(depreciation) of investments	(908)	(680)	(626)	(308)	(241)
Net realized and unrealized gain (loss)
on investments	(795)	(710)	(659)	(528)	(230)
Net increase (decrease) in net assets
resulting from operations	$ (769)	$ (704)	$ (653)	$ (526)	$ (220)

The accompanying notes are an integral part of these financial statements.

53

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe
	Diversified Mid	Price Growth	ING Templeton	ING Templeton
	Cap Growth	Equity	Foreign Equity	Foreign Equity	ING Thornburg
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Initial Class	Initial Class	Initial Class	Service Class	- Initial Class

Net investment income (loss)
Income:
Dividends	$ 232	$ 529	$ 602	$ -	$ 106

Total investment income	232	529	602	-	106
Expenses:
Mortality and expense risk and
other charges	624	513	208	5	240
Total expenses	624	513	208	5	240
Net investment income (loss)	(392)	16	394	(5)	(134)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	213	1,201	(1,809)	(26)	1,095
Capital gains distributions	8,215	3,035	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	8,428	4,236	(1,809)	(26)	1,095
Net unrealized appreciation
(depreciation) of investments	(35,176)	(25,140)	(11,194)	(45)	(11,027)
Net realized and unrealized gain (loss)
on investments	(26,748)	(20,904)	(13,003)	(71)	(9,932)
Net increase (decrease) in net assets
resulting from operations	$ (27,140)	$ (20,888)	$ (12,609)	$ (76)	$ (10,066)

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

					ING VP
	ING UBS U.S.	ING UBS U.S.	ING Van	ING Van	Strategic
	Large Cap	Small Cap	Kampen	Kampen Equity	Allocation
	Equity	Growth	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Class I

Net investment income (loss)
Income:
Dividends	$ 550	$ -	$ 73	$ 4,479	$ 477

Total investment income	550	-	73	4,479	477
Expenses:
Mortality and expense risk and
other charges	296	-	16	1,100	144

Total expenses	296	-	16	1,100	144

Net investment income (loss)	254	-	57	3,379	333

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	661	(7)	(53)	(36)	(301)
Capital gains distributions	-	-	114	4,939	942

Total realized gain (loss) on investments
and capital gains distributions	661	(7)	61	4,903	641
Net unrealized appreciation
(depreciation) of investments	(12,137)	4	(955)	(32,701)	(3,955)
Net realized and unrealized gain (loss)
on investments	(11,476)	(3)	(894)	(27,798)	(3,314)
Net increase (decrease) in net assets
resulting from operations	$ (11,222)	$ (3)	$ (837)	$ (24,419)	$ (2,981)

The accompanying notes are an integral part of these financial statements.

55

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP
	Allocation	Allocation	Growth and
	Growth	Moderate	Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Series 1	Series 2

Net investment income (loss)
Income:
Dividends	$ 269	$ 418	$ 3,880	$ 502	$ 240
Total investment income	269	418	3,880	502	240
Expenses:
Mortality and expense risk and
other charges	133	173	2,933	177	95
Total expenses	133	173	2,933	177	95
Net investment income (loss)	136	245	947	325	145

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(175)	(439)	4,363	(1,752)	(688)
Capital gains distributions	1,530	1,634	-	1,207	390

Total realized gain (loss) on investments
and capital gains distributions	1,355	1,195	4,363	(545)	(298)
Net unrealized appreciation
(depreciation) of investments	(6,271)	(6,295)	(129,666)	(475)	(219)
Net realized and unrealized gain (loss)
on investments	(4,916)	(5,100)	(125,303)	(1,020)	(517)
Net increase (decrease) in net assets
resulting from operations	$ (4,780)	$ (4,855)	$ (124,356)	$ (695)	$ (372)

The accompanying notes are an integral part of these financial statements.

56

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6	Series 7

Net investment income (loss)
Income:
Dividends	$ 434	$ 93	$ 34	$ 504	$ 319
Total investment income	434	93	34	504	319
Expenses:
Mortality and expense risk and
other charges	370	60	34	447	272
Total expenses	370	60	34	447	272
Net investment income (loss)	64	33	-	57	47

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(91)	(127)	(702)	(691)
Capital gains distributions	1,002	422	395	4,268	3,092
Total realized gain (loss) on investments
and capital gains distributions	995	331	268	3,566	2,401
Net unrealized appreciation
(depreciation) of investments	(2,136)	(623)	(479)	(5,913)	(3,677)
Net realized and unrealized gain (loss)
on investments	(1,141)	(292)	(211)	(2,347)	(1,276)
Net increase (decrease) in net assets
resulting from operations	$ (1,077)	$ (259)	$ (211)	$ (2,290)	$ (1,229)

The accompanying notes are an integral part of these financial statements.

57

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12

Net investment income (loss)
Income:
Dividends	$ 248	$ 208	$ 218	$ 222	$ 506
Total investment income	248	208	218	222	506
Expenses:
Mortality and expense risk and
other charges	212	160	139	152	510
Total expenses	212	160	139	152	510
Net investment income (loss)	36	48	79	70	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(340)	(270)	(347)	(328)	(1,946)
Capital gains distributions	2,387	1,949	1,525	1,733	7,008
Total realized gain (loss) on investments
and capital gains distributions	2,047	1,679	1,178	1,405	5,062
Net unrealized appreciation
(depreciation) of investments	(3,239)	(2,484)	(1,796)	(1,698)	(8,028)
Net realized and unrealized gain (loss)
on investments	(1,192)	(805)	(618)	(293)	(2,966)
Net increase (decrease) in net assets
resulting from operations	$ (1,156)	$ (757)	$ (539)	$ (223)	$ (2,970)

The accompanying notes are an integral part of these financial statements.

58

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

					ING Lehman
			ING BlackRock		Brothers U.S.
			Global Science	ING	Aggregate
	ING GET U.S.	ING GET U.S.	and Technology	International	Bond Index®
	Core Portfolio -	Core Portfolio -	Portfolio -	Index Portfolio	Portfolio -
	Series 13	Series 14	Class I	- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 581	$ 440	$ -	$ 4	$ 1

Total investment income	581	440	-	4	1
Expenses:
Mortality and expense risk and
other charges	527	455	68	1	-
Total expenses	527	455	68	1	-
Net investment income (loss)	54	(15)	(68)	3	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(378)	33	148	-	1
Capital gains distributions	1,767	127	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	1,389	160	148	-	1
Net unrealized appreciation
(depreciation) of investments	(1,590)	(20)	(3,138)	(104)	4
Net realized and unrealized gain (loss)
on investments	(201)	140	(2,990)	(104)	5
Net increase (decrease) in net assets
resulting from operations	$ (147)	$ 125	$ (3,058)	$ (101)	$ 6

The accompanying notes are an integral part of these financial statements.

59

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	ING
	Opportunistic	ING	ING
	Large Cap	Opportunistic	Opportunistic	ING Russell™	ING Russell™
	Growth	Large Cap	Large Cap	Large Cap	Mid Cap Index
	Portfolio -	Value Portfolio	Value Portfolio	Index Portfolio	Portfolio -
	Class I	- Class I	- Class S	- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 98	$ 141	$ 9	$ 7	$ -

Total investment income	98	141	9	7	-
Expenses:
Mortality and expense risk and
other charges	143	82	6	-	-

Total expenses	143	82	6	-	-

Net investment income (loss)	(45)	59	3	7	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	663	179	(44)	(6)	(5)
Capital gains distributions	-	1,107	88	-	-

Total realized gain (loss) on investments
and capital gains distributions	663	1,286	44	(6)	(5)
Net unrealized appreciation
(depreciation) of investments	(7,666)	(4,318)	(266)	(12)	(13)
Net realized and unrealized gain (loss)
on investments	(7,003)	(3,032)	(222)	(18)	(18)
Net increase (decrease) in net assets
resulting from operations	$ (7,048)	$ (2,973)	$ (219)	$ (11)	$ (18)

The accompanying notes are an integral part of these financial statements.

60

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING Russell™	ING VP Index	ING VP Index	ING VP Index	ING VP Small
	Small Cap	Plus LargeCap	Plus MidCap	Plus SmallCap	Company
	Index Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 2,695	$ 161	$ 46	$ 447

Total investment income	-	2,695	161	46	447
Expenses:
Mortality and expense risk and
other charges	-	1,507	94	40	497

Total expenses	-	1,507	94	40	497

Net investment income (loss)	-	1,188	67	6	(50)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	9,179	(169)	(200)	(1,819)
Capital gains distributions	-	9,470	1,513	313	5,656

Total realized gain (loss) on investments
and capital gains distributions	(6)	18,649	1,344	113	3,837
Net unrealized appreciation
(depreciation) of investments	(10)	(74,251)	(6,555)	(2,004)	(18,242)
Net realized and unrealized gain (loss)
on investments	(16)	(55,602)	(5,211)	(1,891)	(14,405)
Net increase (decrease) in net assets
resulting from operations	$ (16)	$ (54,414)	$ (5,144)	$ (1,885)	$ (14,455)

The accompanying notes are an integral part of these financial statements.

61

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	ING VP			ING VP	ING VP
	Financial	ING VP High	ING VP	MidCap	MidCap
	Services	Yield Bond	International	Opportunities	Opportunities
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -	Portfolio -
	Class I	Class I	- Class I	Class I	Class S

Net investment income (loss)
Income:
Dividends	$ 12	$ 1,252	$ 133	$ -	$ -

Total investment income	12	1,252	133	-	-
Expenses:
Mortality and expense risk and
other charges	4	192	42	6	58
Total expenses	4	192	42	6	58
Net investment income (loss)	8	1,060	91	(6)	(58)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(309)	(3,297)	(372)	(14)	782
Capital gains distributions	49	-	716	-	-

Total realized gain (loss) on investments
and capital gains distributions	(260)	(3,297)	344	(14)	782
Net unrealized appreciation
(depreciation) of investments	97	1,092	(2,981)	(312)	(2,722)
Net realized and unrealized gain (loss)
on investments	(163)	(2,205)	(2,637)	(326)	(1,940)
Net increase (decrease) in net assets
resulting from operations	$ (155)	$ (1,145)	$ (2,546)	$ (332)	$ (1,998)

The accompanying notes are an integral part of these financial statements.

62

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

		ING VP	ING VP
		SmallCap	SmallCap	ING VP	ING VP
	ING VP Real	Opportunities	Opportunities	Balanced	Intermediate
	Estate Portfolio	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	- Class I	Class I	Class S	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 26	$ -	$ -	$ 4,243	$ 6,055

Total investment income	26	-	-	4,243	6,055
Expenses:
Mortality and expense risk and
other charges	8	3	39	1,375	1,229
Total expenses	8	3	39	1,375	1,229
Net investment income (loss)	18	(3)	(39)	2,868	4,826

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(623)	(83)	91	(1,420)	(2,946)
Capital gains distributions	262	63	516	10,974	2,670
Total realized gain (loss) on investments
and capital gains distributions	(361)	(20)	607	9,554	(276)
Net unrealized appreciation
(depreciation) of investments	389	(128)	(1,789)	(49,597)	(15,079)
Net realized and unrealized gain (loss)
on investments	28	(148)	(1,182)	(40,043)	(15,355)
Net increase (decrease) in net assets
resulting from operations	$ 46	$ (151)	$ (1,221)	$ (37,175)	$ (10,529)

The accompanying notes are an integral part of these financial statements.

63

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

				Janus Aspen	Janus Aspen
		Janus Aspen	Janus Aspen	Series Large	Series Mid Cap
	ING VP Money	Series Balanced	Series Flexible	Cap Growth	Growth
	Market	Portfolio -	Bond Portfolio	Portfolio -	Portfolio -
	Portfolio -	Institutional	- Institutional	Institutional	Institutional
	Class I	Shares	Shares	Shares	Shares

Net investment income (loss)
Income:
Dividends	$ 10,799	$ -	$ -	$ -	$ -

Total investment income	10,799	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	2,569	-	-	-	-

Total expenses	2,569	-	-	-	-

Net investment income (loss)	8,230	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	411	1	-	-	1
Capital gains distributions	-	1	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	411	2	-	-	1
Net unrealized appreciation
(depreciation) of investments	(5,671)	(5)	-	(4)	(3)
Net realized and unrealized gain (loss)
on investments	(5,260)	(3)	-	(4)	(2)
Net increase (decrease) in net assets
resulting from operations	$ 2,970	$ (3)	$ -	$ (4)	$ (2)

The accompanying notes are an integral part of these financial statements.

64

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

	Janus Aspen
	Series
	Worldwide	Lord Abbett
	Growth	Series Fund -			Oppenheimer
	Portfolio -	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Institutional	Portfolio - Class	Global	Main Street	Small Cap
	Shares	VC	Securities/VA	Fund®/VA	Fund®/VA

Net investment income (loss)
Income:
Dividends	$ -	$ 36	$ 1	$ 6	$ 3

Total investment income	-	36	1	6	3
Expenses:
Mortality and expense risk and
other charges	-	28	-	4	4

Total expenses	-	28	-	4	4

Net investment income (loss)	-	8	1	2	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(354)	-	(6)	(19)
Capital gains distributions	-	119	5	25	29

Total realized gain (loss) on investments
and capital gains distributions	-	(235)	5	19	10
Net unrealized appreciation
(depreciation) of investments	(2)	(1,270)	(37)	(191)	(245)
Net realized and unrealized gain (loss)
on investments	(2)	(1,505)	(32)	(172)	(235)
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ (1,497)	$ (31)	$ (170)	$ (236)

The accompanying notes are an integral part of these financial statements.

65

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2008
	(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer High
	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	Mid Cap	Administrative	Portfolio -	Portfolio -	Wanger
	Fund/VA	Class	Class I	Class I	International

Net investment income (loss)
Income:
Dividends	$ -	$ 231	$ 10	$ 70	$ 9

Total investment income	-	231	10	70	9
Expenses:
Mortality and expense risk and
other charges	1	55	20	8	7
Total expenses	1	55	20	8	7
Net investment income (loss)	(1)	176	(10)	62	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(20)	(9)	(714)	(209)	(402)
Capital gains distributions	-	9	407	9	131

Total realized gain (loss) on investments
and capital gains distributions	(20)	-	(307)	(200)	(271)
Net unrealized appreciation
(depreciation) of investments	(28)	(764)	(1,479)	(169)	(185)
Net realized and unrealized gain (loss)
on investments	(48)	(764)	(1,786)	(369)	(456)
Net increase (decrease) in net assets
resulting from operations	$ (49)	$ (588)	$ (1,796)	$ (307)	$ (454)

The accompanying notes are an integral part of these financial statements.

66

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2008 (Dollars in thousands)

	Wanger Select	Wanger USA

Net investment income (loss)
Income:
Dividends	$ -	$ -

Total investment income	-	-
Expenses:
Mortality and expense risk and
other charges	26	3
Total expenses	26	3
Net investment income (loss)	(26)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(293)	(59)
Capital gains distributions	104	37
Total realized gain (loss) on investments
and capital gains distributions	(189)	(22)
Net unrealized appreciation
(depreciation) of investments	(1,660)	(142)
Net realized and unrealized gain (loss)
on investments	(1,849)	(164)
Net increase (decrease) in net assets
resulting from operations	$ (1,875)	$ (167)

The accompanying notes are an integral part of these financial statements.

67

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	AIM V.I.			Federated
	Capital			American
	Appreciation	AIM V.I. Core	Calvert Social	Leaders
	Fund - Series I	Equity Fund -	Balanced	Fund II -
	Shares	Series I Shares	Portfolio	Primary Shares

Net assets at January 1, 2007	$ 1,077	$ 1,623	$ 2,101	$ 24,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	3	21	25
Total realized gain (loss) on investments
and capital gains distributions	73	83	248	2,447
Net unrealized appreciation (depreciation)
of investments	58	29	(231)	(4,673)
Net increase (decrease) in net assets from operations	122	115	38	(2,201)
Changes from principal transactions:
Total unit transactions	(270)	(246)	(373)	(5,138)
Increase (decrease) in assets derived from principal
transactions	(270)	(246)	(373)	(5,138)
Total increase (decrease)	(148)	(131)	(335)	(7,339)
Net assets at December 31, 2007	929	1,492	1,766	17,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	17	22	71
Total realized gain (loss) on investments
and capital gains distributions	(10)	86	30	1,396
Net unrealized appreciation (depreciation)
of investments	(376)	(600)	(598)	(6,707)
Net increase (decrease) in net assets from operations	(392)	(497)	(546)	(5,240)
Changes from principal transactions:
Total unit transactions	(14)	89	(48)	(3,434)
Increase (decrease) in assets derived from principal
transactions	(14)	89	(48)	(3,434)
Total increase (decrease)	(406)	(408)	(594)	(8,674)
Net assets at December 31, 2008	$ 523	$ 1,084	$ 1,172	$ 8,770

The accompanying notes are an integral part of these financial statements.

68

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

			Federated Fund	Federated High
	Federated	Federated	for U.S.	Income Bond
	Capital Income	Equity Income	Government	Fund II -
	Fund II	Fund II	Securities II	Primary Shares

Net assets at January 1, 2007	$ 3,039	$ 6,196	$ 2,385	$ 6,523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	87	68	416
Total realized gain (loss) on investments
and capital gains distributions	9	253	(15)	118
Net unrealized appreciation (depreciation)
of investments	(39)	(270)	48	(400)
Net increase (decrease) in net assets from operations	77	70	101	134
Changes from principal transactions:
Total unit transactions	(579)	(1,577)	(361)	(1,075)
Increase (decrease) in assets derived from principal
transactions	(579)	(1,577)	(361)	(1,075)
Total increase (decrease)	(502)	(1,507)	(260)	(941)
Net assets at December 31, 2007	2,537	4,689	2,125	5,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	88	73	412
Total realized gain (loss) on investments
and capital gains distributions	163	61	(9)	(59)
Net unrealized appreciation (depreciation)
of investments	(698)	(1,429)	(10)	(1,681)
Net increase (decrease) in net assets from operations	(438)	(1,280)	54	(1,328)
Changes from principal transactions:
Total unit transactions	(608)	(1,015)	(263)	(766)
Increase (decrease) in assets derived from principal
transactions	(608)	(1,015)	(263)	(766)
Total increase (decrease)	(1,046)	(2,295)	(209)	(2,094)
Net assets at December 31, 2008	$ 1,491	$ 2,394	$ 1,916	$ 3,488

The accompanying notes are an integral part of these financial statements.

69

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		Federated Mid		Fidelity® VIP
	Federated	Cap Growth	Federated	Equity-Income
	International	Strategies	Prime Money	Portfolio -
	Equity Fund II	Fund II	Fund II	Initial Class

Net assets at January 1, 2007	$ 3,845	$ 6,433	$ 2,102	$ 187,746

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(92)	70	601
Total realized gain (loss) on investments
and capital gains distributions	178	32	-	25,838
Net unrealized appreciation (depreciation)
of investments	169	1,067	-	(24,034)

Net increase (decrease) in net assets from operations	301	1,007	70	2,405
Changes from principal transactions:
Total unit transactions	(597)	(1,326)	(257)	(45,976)
Increase (decrease) in assets derived from principal
transactions	(597)	(1,326)	(257)	(45,976)
Total increase (decrease)	(296)	(319)	(187)	(43,571)
Net assets at December 31, 2007	3,549	6,114	1,915	144,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(62)	21	1,007
Total realized gain (loss) on investments
and capital gains distributions	111	938	-	1,575
Net unrealized appreciation (depreciation)
of investments	(1,453)	(3,095)	-	(56,060)

Net increase (decrease) in net assets from operations	(1,360)	(2,219)	21	(53,478)
Changes from principal transactions:
Total unit transactions	(805)	(1,355)	(189)	(29,548)
Increase (decrease) in assets derived from principal
transactions	(805)	(1,355)	(189)	(29,548)
Total increase (decrease)	(2,165)	(3,574)	(168)	(83,026)
Net assets at December 31, 2008	$ 1,384	$ 2,540	$ 1,747	$ 61,149

The accompanying notes are an integral part of these financial statements.

70

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2007	$ 14,214	$ 223	$ 8,523	$ 267,443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	8	225	(900)
Total realized gain (loss) on investments
and capital gains distributions	625	2	1,493	86,953
Net unrealized appreciation (depreciation)
of investments	2,724	(6)	(353)	(47,847)
Net increase (decrease) in net assets from operations	3,338	4	1,365	38,206
Changes from principal transactions:
Total unit transactions	(597)	(124)	288	(63,726)
Increase (decrease) in assets derived from principal
transactions	(597)	(124)	288	(63,726)
Total increase (decrease)	2,741	(120)	1,653	(25,520)
Net assets at December 31, 2007	16,955	103	10,176	241,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	7	109	(495)
Total realized gain (loss) on investments
and capital gains distributions	317	(1)	572	10,627
Net unrealized appreciation (depreciation)
of investments	(7,918)	(30)	(4,850)	(103,575)
Net increase (decrease) in net assets from operations	(7,615)	(24)	(4,169)	(93,443)
Changes from principal transactions:
Total unit transactions	(1,389)	(10)	(1,423)	(38,933)
Increase (decrease) in assets derived from principal
transactions	(1,389)	(10)	(1,423)	(38,933)
Total increase (decrease)	(9,004)	(34)	(5,592)	(132,376)
Net assets at December 31, 2008	$ 7,951	$ 69	$ 4,584	$ 109,547

The accompanying notes are an integral part of these financial statements.

71

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Franklin Small
	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Securities Fund	ING GET Fund
	Initial Class	Initial Class	- Class 2	- Series U

Net assets at January 1, 2007	$ 49,643	$ 1,210	$ 4,969	$ 19,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	995	34	(12)	69
Total realized gain (loss) on investments
and capital gains distributions	2,817	(2)	658	377
Net unrealized appreciation (depreciation)
of investments	(1,805)	-	(770)	(67)

Net increase (decrease) in net assets from operations	2,007	32	(124)	379
Changes from principal transactions:
Total unit transactions	(10,262)	(163)	(582)	(3,043)
Increase (decrease) in assets derived from principal
transactions	(10,262)	(163)	(582)	(3,043)
Total increase (decrease)	(8,255)	(131)	(706)	(2,664)
Net assets at December 31, 2007	41,388	1,079	4,263	16,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	210	27	14	347
Total realized gain (loss) on investments
and capital gains distributions	1,050	(4)	300	(994)
Net unrealized appreciation (depreciation)
of investments	(15,330)	(69)	(1,705)	(117)
Net increase (decrease) in net assets from operations	(14,070)	(46)	(1,391)	(764)
Changes from principal transactions:
Total unit transactions	(5,596)	(157)	(143)	(16,209)
Increase (decrease) in assets derived from principal
transactions	(5,596)	(157)	(143)	(16,209)
Total increase (decrease)	(19,666)	(203)	(1,534)	(16,973)
Net assets at December 31, 2008	$ 21,722	$ 876	$ 2,729	$ -

The accompanying notes are an integral part of these financial statements.

72

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING
		AllianceBernstein		ING American
		Mid Cap Growth	ING American	Funds Growth-
	ING GET Fund	Portfolio - Service	Funds Growth	Income
	- Series V	Class	Portfolio	Portfolio

Net assets at January 1, 2007	$ 30,716	$ 577	$ 31,969	$ 30,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	(2)	(320)	(93)
Total realized gain (loss) on investments
and capital gains distributions	119	(41)	3,198	2,572
Net unrealized appreciation (depreciation)
of investments	611	55	170	(1,549)
Net increase (decrease) in net assets from operations	811	12	3,048	930
Changes from principal transactions:
Total unit transactions	(5,796)	(406)	(6,922)	(7,123)
Increase (decrease) in assets derived from principal
transactions	(5,796)	(406)	(6,922)	(7,123)
Total increase (decrease)	(4,985)	(394)	(3,874)	(6,193)
Net assets at December 31, 2007	25,731	183	28,095	24,551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	235	(1)	(104)	23
Total realized gain (loss) on investments
and capital gains distributions	352	(3)	1,440	533
Net unrealized appreciation (depreciation)
of investments	(849)	(70)	(12,672)	(8,829)
Net increase (decrease) in net assets from operations	(262)	(74)	(11,336)	(8,273)
Changes from principal transactions:
Total unit transactions	(25,469)	(45)	(4,219)	(4,859)
Increase (decrease) in assets derived from principal
transactions	(25,469)	(45)	(4,219)	(4,859)
Total increase (decrease)	(25,731)	(119)	(15,555)	(13,132)
Net assets at December 31, 2008	$ -	$ 64	$ 12,540	$ 11,419

The accompanying notes are an integral part of these financial statements.

73

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING BlackRock
		Large Cap		ING Evergreen
	ING American	Growth	ING Evergreen	Omega
	Funds	Portfolio -	Health Sciences	Portfolio -
	International	Institutional	Portfolio -	Institutional
	Portfolio	Class	Service Class	Class

Net assets at January 1, 2007	$ 30,978	$ -	$ 562	$ 14,399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	(405)	(6)	(135)
Total realized gain (loss) on investments
and capital gains distributions	4,997	12	69	829
Net unrealized appreciation (depreciation)
of investments	(105)	(735)	(21)	701
Net increase (decrease) in net assets from operations	4,765	(1,128)	42	1,395
Changes from principal transactions:
Total unit transactions	(6,290)	44,795	(48)	(3,881)
Increase (decrease) in assets derived from principal
transactions	(6,290)	44,795	(48)	(3,881)
Total increase (decrease)	(1,525)	43,667	(6)	(2,486)
Net assets at December 31, 2007	29,453	43,667	556	11,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	(329)	(5)	(73)
Total realized gain (loss) on investments
and capital gains distributions	1,033	1,268	(77)	1,079
Net unrealized appreciation (depreciation)
of investments	(12,561)	(16,599)	(238)	(3,981)
Net increase (decrease) in net assets from operations	(11,422)	(15,660)	(320)	(2,975)
Changes from principal transactions:
Total unit transactions	(4,597)	(6,581)	430	(1,973)
Increase (decrease) in assets derived from principal
transactions	(4,597)	(6,581)	430	(1,973)
Total increase (decrease)	(16,019)	(22,241)	110	(4,948)
Net assets at December 31, 2008	$ 13,434	$ 21,426	$ 666	$ 6,965

The accompanying notes are an integral part of these financial statements.

74

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING FMRSM
	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 28,943	$ 1,644	$ 4,316	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(305)	(10)	(20)	(22)
Total realized gain (loss) on investments
and capital gains distributions	(17)	(29)	186	(20)
Net unrealized appreciation (depreciation)
of investments	3,921	202	(173)	69
Net increase (decrease) in net assets from operations	3,599	163	(7)	27
Changes from principal transactions:
Total unit transactions	(3,799)	(551)	2,639	3,627
Increase (decrease) in assets derived from principal
transactions	(3,799)	(551)	2,639	3,627
Total increase (decrease)	(200)	(388)	2,632	3,654
Net assets at December 31, 2007	28,743	1,256	6,948	3,654

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	(2)	89	47
Total realized gain (loss) on investments
and capital gains distributions	265	(35)	(205)	(162)
Net unrealized appreciation (depreciation)
of investments	(10,098)	(546)	(1,616)	(1,162)
Net increase (decrease) in net assets from operations	(9,861)	(583)	(1,732)	(1,277)
Changes from principal transactions:
Total unit transactions	(5,304)	142	(1,734)	(492)
Increase (decrease) in assets derived from principal
transactions	(5,304)	142	(1,734)	(492)
Total increase (decrease)	(15,165)	(441)	(3,466)	(1,769)
Net assets at December 31, 2008	$ 13,578	$ 815	$ 3,482	$ 1,885

The accompanying notes are an integral part of these financial statements.

75

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING Global
	Real Estate	ING Global	ING Global	ING Janus
	Portfolio -	Real Estate	Resources	Contrarian
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ -	$ 2,017	$ 1,610	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	44	(91)	-
Total realized gain (loss) on investments
and capital gains distributions	-	158	1,479	-
Net unrealized appreciation (depreciation)
of investments	-	(593)	1,202	-

Net increase (decrease) in net assets from operations	-	(391)	2,590	-
Changes from principal transactions:
Total unit transactions	-	767	6,902	-

Increase (decrease) in assets derived from principal
transactions	-	767	6,902	-

Total increase (decrease)	-	376	9,492	-

Net assets at December 31, 2007	-	2,393	11,102	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(21)	73	-
Total realized gain (loss) on investments
and capital gains distributions	(49)	(488)	1,390	(77)
Net unrealized appreciation (depreciation)
of investments	(449)	(385)	(6,547)	(47)
Net increase (decrease) in net assets from operations	(501)	(894)	(5,084)	(124)
Changes from principal transactions:
Total unit transactions	1,588	(597)	180	263
Increase (decrease) in assets derived from principal
transactions	1,588	(597)	180	263
Total increase (decrease)	1,087	(1,491)	(4,904)	139
Net assets at December 31, 2008	$ 1,087	$ 902	$ 6,198	$ 139

The accompanying notes are an integral part of these financial statements.

76

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING JPMorgan		ING JPMorgan
	Emerging	ING JPMorgan	Small Cap Core	ING JPMorgan
	Markets Equity	Emerging	Equity	Small Cap Core
	Portfolio -	Markets Equity	Portfolio -	Equity
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class

Net assets at January 1, 2007	$ 4,487	$ 6,325	$ 6,901	$ 358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	11	(54)	(2)
Total realized gain (loss) on investments
and capital gains distributions	1,416	962	788	15
Net unrealized appreciation (depreciation)
of investments	741	1,571	(766)	(19)
Net increase (decrease) in net assets from operations	2,141	2,544	(32)	(6)
Changes from principal transactions:
Total unit transactions	3,262	1,443	(2,682)	(207)
Increase (decrease) in assets derived from principal
transactions	3,262	1,443	(2,682)	(207)
Total increase (decrease)	5,403	3,987	(2,714)	(213)
Net assets at December 31, 2007	9,890	10,312	4,187	145

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	119	(14)	-
Total realized gain (loss) on investments
and capital gains distributions	351	822	100	(4)
Net unrealized appreciation (depreciation)
of investments	(4,720)	(5,878)	(1,062)	(40)
Net increase (decrease) in net assets from operations	(4,303)	(4,937)	(976)	(44)
Changes from principal transactions:
Total unit transactions	(2,259)	(1,191)	(1,292)	1
Increase (decrease) in assets derived from principal
transactions	(2,259)	(1,191)	(1,292)	1
Total increase (decrease)	(6,562)	(6,128)	(2,268)	(43)
Net assets at December 31, 2008	$ 3,328	$ 4,184	$ 1,919	$ 102

The accompanying notes are an integral part of these financial statements.

77

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason Value
	Portfolio -	Opportunities	Baer Foreign	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class

Net assets at January 1, 2007	$ 41,313	$ 3,543	$ 13,881	$ 31,996

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	(7)	(143)	(350)
Total realized gain (loss) on investments
and capital gains distributions	4,592	361	2,106	1,703
Net unrealized appreciation (depreciation)
of investments	(4,873)	(404)	185	(2,837)
Net increase (decrease) in net assets from operations	(207)	(50)	2,148	(1,484)
Changes from principal transactions:
Total unit transactions	(13,412)	(596)	(285)	(9,198)
Increase (decrease) in assets derived from principal
transactions	(13,412)	(596)	(285)	(9,198)
Total increase (decrease)	(13,619)	(646)	1,863	(10,682)
Net assets at December 31, 2007	27,694	2,897	15,744	21,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	412	35	(112)	(128)
Total realized gain (loss) on investments
and capital gains distributions	810	168	959	1,302
Net unrealized appreciation (depreciation)
of investments	(9,990)	(1,247)	(7,252)	(11,479)
Net increase (decrease) in net assets from operations	(8,768)	(1,044)	(6,405)	(10,305)
Changes from principal transactions:
Total unit transactions	(8,350)	(427)	(2,183)	(3,994)
Increase (decrease) in assets derived from principal
transactions	(8,350)	(427)	(2,183)	(3,994)
Total increase (decrease)	(17,118)	(1,471)	(8,588)	(14,299)
Net assets at December 31, 2008	$ 10,576	$ 1,426	$ 7,156	$ 7,015

The accompanying notes are an integral part of these financial statements.

78

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate
	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 571	$ 1,239	$ 8,785	$ 13,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(13)	(38)	(15)
Total realized gain (loss) on investments
and capital gains distributions	24	215	610	794
Net unrealized appreciation (depreciation)
of investments	(55)	(151)	(361)	(340)
Net increase (decrease) in net assets from operations	(36)	51	211	439
Changes from principal transactions:
Total unit transactions	(101)	911	(803)	519
Increase (decrease) in assets derived from principal
transactions	(101)	911	(803)	519
Total increase (decrease)	(137)	962	(592)	958
Net assets at December 31, 2007	434	2,201	8,193	14,773

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	7	23	63
Total realized gain (loss) on investments
and capital gains distributions	11	(23)	254	172
Net unrealized appreciation (depreciation)
of investments	(237)	(766)	(3,134)	(4,070)
Net increase (decrease) in net assets from operations	(228)	(782)	(2,857)	(3,835)
Changes from principal transactions:
Total unit transactions	(44)	(351)	(559)	(3,941)
Increase (decrease) in assets derived from principal
transactions	(44)	(351)	(559)	(3,941)
Total increase (decrease)	(272)	(1,133)	(3,416)	(7,776)
Net assets at December 31, 2008	$ 162	$ 1,068	$ 4,777	$ 6,997

The accompanying notes are an integral part of these financial statements.

79

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Lord
		Abbett	ING Lord
	ING LifeStyle	Affiliated	Abbett	ING Marsico
	Moderate	Portfolio -	Affiliated	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2007	$ 10,417	$ 45	$ 1,071	$ 918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(25)	2	(14)
Total realized gain (loss) on investments
and capital gains distributions	593	25	39	68
Net unrealized appreciation (depreciation)
of investments	(217)	129	(15)	74
Net increase (decrease) in net assets from operations	400	129	26	128
Changes from principal transactions:
Total unit transactions	1,459	6,856	(142)	1,096
Increase (decrease) in assets derived from principal
transactions	1,459	6,856	(142)	1,096
Total increase (decrease)	1,859	6,985	(116)	1,224
Net assets at December 31, 2007	12,276	7,030	955	2,142

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	132	8	(8)
Total realized gain (loss) on investments
and capital gains distributions	26	575	37	(75)
Net unrealized appreciation (depreciation)
of investments	(3,025)	(3,148)	(351)	(847)
Net increase (decrease) in net assets from operations	(2,948)	(2,441)	(306)	(930)
Changes from principal transactions:
Total unit transactions	(2,014)	(569)	(191)	73
Increase (decrease) in assets derived from principal
transactions	(2,014)	(569)	(191)	73
Total increase (decrease)	(4,962)	(3,010)	(497)	(857)
Net assets at December 31, 2008	$ 7,314	$ 4,020	$ 458	$ 1,285

The accompanying notes are an integral part of these financial statements.

80

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING Marsico	ING MFS Total
	International	Return	ING MFS Total	ING MFS
	Opportunities	Portfolio -	Return	Utilities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2007	$ 13,618	$ 123,605	$ 1,658	$ 1,201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	1,883	34	(3)
Total realized gain (loss) on investments
and capital gains distributions	2,516	7,483	107	613
Net unrealized appreciation (depreciation)
of investments	(236)	(5,657)	(86)	28
Net increase (decrease) in net assets from operations	2,256	3,709	55	638
Changes from principal transactions:
Total unit transactions	(2,141)	(34,415)	(90)	2,257
Increase (decrease) in assets derived from principal
transactions	(2,141)	(34,415)	(90)	2,257
Total increase (decrease)	115	(30,706)	(35)	2,895
Net assets at December 31, 2007	13,733	92,899	1,623	4,096

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	3,304	73	74
Total realized gain (loss) on investments
and capital gains distributions	575	2,269	75	89
Net unrealized appreciation (depreciation)
of investments	(6,683)	(23,157)	(498)	(1,701)
Net increase (decrease) in net assets from operations	(6,127)	(17,584)	(350)	(1,538)
Changes from principal transactions:
Total unit transactions	(2,468)	(26,475)	(120)	(397)
Increase (decrease) in assets derived from principal
transactions	(2,468)	(26,475)	(120)	(397)
Total increase (decrease)	(8,595)	(44,059)	(470)	(1,935)
Net assets at December 31, 2008	$ 5,138	$ 48,840	$ 1,153	$ 2,161

The accompanying notes are an integral part of these financial statements.

81

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING
		Oppenheimer	ING
	ING Mid Cap	Main Street	Oppenheimer	ING PIMCO
	Growth	Portfolio® -	Main Street	High Yield
	Portfolio -	Institutional	Portfolio® -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2007	$ 109	$ 3,092	$ 168	$ 3,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(7)	1	180
Total realized gain (loss) on investments
and capital gains distributions	4	250	16	9
Net unrealized appreciation (depreciation)
of investments	(7)	(135)	(6)	(126)
Net increase (decrease) in net assets from operations	(5)	108	11	63
Changes from principal transactions:
Total unit transactions	70	(198)	(102)	(1,131)
Increase (decrease) in assets derived from principal
transactions	70	(198)	(102)	(1,131)
Total increase (decrease)	65	(90)	(91)	(1,068)
Net assets at December 31, 2007	174	3,002	77	2,850

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	37	3	165
Total realized gain (loss) on investments
and capital gains distributions	(18)	(85)	(1)	(156)
Net unrealized appreciation (depreciation)
of investments	3	(939)	(62)	(580)
Net increase (decrease) in net assets from operations	(16)	(987)	(60)	(571)
Changes from principal transactions:
Total unit transactions	(158)	(567)	95	(531)
Increase (decrease) in assets derived from principal
transactions	(158)	(567)	95	(531)
Total increase (decrease)	(174)	(1,554)	35	(1,102)
Net assets at December 31, 2008	$ -	$ 1,448	$ 112	$ 1,748

The accompanying notes are an integral part of these financial statements.

82

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING Pioneer		ING Pioneer
	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer
	Portfolio -	Fund Portfolio -	Portfolio -	Mid Cap Value
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Service Class

Net assets at January 1, 2007	$ -	$ 26,316	$ 36	$ 344

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	(32)	(14)	(7)
Total realized gain (loss) on investments
and capital gains distributions	10	2,165	2	104
Net unrealized appreciation (depreciation)
of investments	(218)	(945)	(85)	(122)
Net increase (decrease) in net assets from operations	(149)	1,188	(97)	(25)
Changes from principal transactions:
Total unit transactions	6,439	(5,692)	3,819	928
Increase (decrease) in assets derived from principal
transactions	6,439	(5,692)	3,819	928
Total increase (decrease)	6,290	(4,504)	3,722	903
Net assets at December 31, 2007	6,290	21,812	3,758	1,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	316	39	3
Total realized gain (loss) on investments
and capital gains distributions	(196)	1,196	47	(117)
Net unrealized appreciation (depreciation)
of investments	(1,671)	(7,916)	(1,278)	(284)
Net increase (decrease) in net assets from operations	(1,770)	(6,404)	(1,192)	(398)
Changes from principal transactions:
Total unit transactions	(755)	(5,268)	(138)	(149)
Increase (decrease) in assets derived from principal
transactions	(755)	(5,268)	(138)	(149)
Total increase (decrease)	(2,525)	(11,672)	(1,330)	(547)
Net assets at December 31, 2008	$ 3,765	$ 10,140	$ 2,428	$ 700

The accompanying notes are an integral part of these financial statements.

83

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	ING Templeton	ING UBS U.S.
	Appreciation	Income	Global Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 5,804	$ 6,350	$ 692	$ 7,159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	24	(4)	45
Total realized gain (loss) on investments
and capital gains distributions	768	489	78	671
Net unrealized appreciation (depreciation)
of investments	(661)	(374)	(75)	(648)
Net increase (decrease) in net assets from operations	173	139	(1)	68
Changes from principal transactions:
Total unit transactions	3,033	873	577	(1,235)
Increase (decrease) in assets derived from principal
transactions	3,033	873	577	(1,235)
Total increase (decrease)	3,206	1,012	576	(1,167)
Net assets at December 31, 2007	9,010	7,362	1,268	5,992

Increase (decrease) in net assets
Operations:
Net investment income (loss)	319	188	(3)	129
Total realized gain (loss) on investments
and capital gains distributions	590	32	(119)	(337)
Net unrealized appreciation (depreciation)
of investments	(3,970)	(2,867)	(297)	(128)
Net increase (decrease) in net assets from operations	(3,061)	(2,647)	(419)	(336)
Changes from principal transactions:
Total unit transactions	2,014	(326)	(411)	(5,656)
Increase (decrease) in assets derived from principal
transactions	2,014	(326)	(411)	(5,656)
Total increase (decrease)	(1,047)	(2,973)	(830)	(5,992)
Net assets at December 31, 2008	$ 7,963	$ 4,389	$ 438	$ -

The accompanying notes are an integral part of these financial statements.

84

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Van	ING Van	ING Van
	Kampen	Kampen	Kampen Large
	Capital Growth	Growth and	Cap Growth	ING Van
	Portfolio -	Income	Portfolio -	Kampen Real
	Institutional	Portfolio -	Institutional	Estate Portfolio
	Class	Service Class	Class	- Service Class

Net assets at January 1, 2007	$ -	$ 1,476	$ 78,216	$ 1,079

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	7	(765)	10
Total realized gain (loss) on investments
and capital gains distributions	-	105	976	(87)
Net unrealized appreciation (depreciation)
of investments	-	(83)	1,707	(586)

Net increase (decrease) in net assets from operations	-	29	1,918	(663)
Changes from principal transactions:
Total unit transactions	-	(310)	(19,845)	1,088

Increase (decrease) in assets derived from principal
transactions	-	(310)	(19,845)	1,088

Total increase (decrease)	-	(281)	(17,927)	425

Net assets at December 31, 2007	-	1,195	60,289	1,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	30	70	6
Total realized gain (loss) on investments
and capital gains distributions	(854)	41	(1,233)	(590)
Net unrealized appreciation (depreciation)
of investments	(21,468)	(458)	(2,223)	(283)
Net increase (decrease) in net assets from operations	(22,621)	(387)	(3,386)	(867)
Changes from principal transactions:
Total unit transactions	46,179	27	(56,903)	427
Increase (decrease) in assets derived from principal
transactions	46,179	27	(56,903)	427
Total increase (decrease)	23,558	(360)	(60,289)	(440)
Net assets at December 31, 2008	$ 23,558	$ 835	$ -	$ 1,064

The accompanying notes are an integral part of these financial statements.

85

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP Index
	Plus	ING VP Index
	International	Plus	ING Wells	ING Wells
	Equity	International	Fargo	Fargo Small
	Portfolio -	Equity	Disciplined	Cap Disciplined
	Institutional	Portfolio -	Value Portfolio	Portfolio -
	Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2007	$ -	$ 9,676	$ 225	$ 374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(129)	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	(14)	1,601	17	16
Net unrealized appreciation (depreciation)
of investments	(351)	(634)	(43)	(29)
Net increase (decrease) in net assets from operations	(417)	838	(26)	(18)
Changes from principal transactions:
Total unit transactions	25,259	(9,169)	176	(38)
Increase (decrease) in assets derived from principal
transactions	25,259	(9,169)	176	(38)
Total increase (decrease)	24,842	(8,331)	150	(56)
Net assets at December 31, 2007	24,842	1,345	375	318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	917	47	8	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,162	125	(86)	(32)
Net unrealized appreciation (depreciation)
of investments	(11,378)	(666)	30	(50)
Net increase (decrease) in net assets from operations	(9,299)	(494)	(48)	(83)
Changes from principal transactions:
Total unit transactions	(5,708)	(251)	(327)	(112)
Increase (decrease) in assets derived from principal
transactions	(5,708)	(251)	(327)	(112)
Total increase (decrease)	(15,007)	(745)	(375)	(195)
Net assets at December 31, 2008	$ 9,835	$ 600	$ -	$ 123

The accompanying notes are an integral part of these financial statements.

86

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING American	ING American		ING Baron
	Century Large	Century Small-		Small Cap
	Company Value	Mid Cap Value	ING Baron	Growth
	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 187	$ 1,650	$ 7	$ 7,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(7)	(3)	(62)
Total realized gain (loss) on investments
and capital gains distributions	34	242	6	591
Net unrealized appreciation (depreciation)
of investments	(41)	(278)	-	(197)

Net increase (decrease) in net assets from operations	(6)	(43)	3	332
Changes from principal transactions:
Total unit transactions	87	(208)	678	(2,160)
Increase (decrease) in assets derived from principal
transactions	87	(208)	678	(2,160)
Total increase (decrease)	81	(251)	681	(1,828)
Net assets at December 31, 2007	268	1,399	688	5,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	(1)	(5)	(39)
Total realized gain (loss) on investments
and capital gains distributions	(136)	87	(246)	2
Net unrealized appreciation (depreciation)
of investments	4	(403)	(140)	(2,082)
Net increase (decrease) in net assets from operations	(107)	(317)	(391)	(2,119)
Changes from principal transactions:
Total unit transactions	9	118	(31)	(349)
Increase (decrease) in assets derived from principal
transactions	9	118	(31)	(349)
Total increase (decrease)	(98)	(199)	(422)	(2,468)
Net assets at December 31, 2008	$ 170	$ 1,200	$ 266	$ 2,765

The accompanying notes are an integral part of these financial statements.

87

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING Columbia
	Small Cap	ING Davis New	ING JPMorgan	ING JPMorgan
	Value II	York Venture	International	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 3,294	$ 2,083	$ 45,361	$ 2,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	(25)	364	(12)
Total realized gain (loss) on investments
and capital gains distributions	235	107	6,935	242
Net unrealized appreciation (depreciation)
of investments	(126)	(20)	(3,596)	(198)
Net increase (decrease) in net assets from operations	83	62	3,703	32
Changes from principal transactions:
Total unit transactions	(1,701)	1,241	(11,159)	184
Increase (decrease) in assets derived from principal
transactions	(1,701)	1,241	(11,159)	184
Total increase (decrease)	(1,618)	1,303	(7,456)	216
Net assets at December 31, 2007	1,676	3,386	37,905	2,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(11)	910	23
Total realized gain (loss) on investments
and capital gains distributions	(29)	(51)	5,097	165
Net unrealized appreciation (depreciation)
of investments	(484)	(1,332)	(7,404)	(1,009)
Net increase (decrease) in net assets from operations	(526)	(1,394)	(1,397)	(821)
Changes from principal transactions:
Total unit transactions	(389)	126	(36,508)	(631)
Increase (decrease) in assets derived from principal
transactions	(389)	126	(36,508)	(631)

Total increase (decrease)	(915)	(1,268)	(37,905)	(1,452)
Net assets at December 31, 2008	$ 761	$ 2,118	$ -	$ 1,530

The accompanying notes are an integral part of these financial statements.

88

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Legg	ING Lord
	Mason Partners	Abbett U.S.	ING Neuberger	ING Neuberger
	Aggressive	Government	Berman	Berman
	Growth	Securities	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 42,509	$ 11,549	$ 49,253	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(487)	402	(481)	-
Total realized gain (loss) on investments
and capital gains distributions	3,242	106	3,194	(18)
Net unrealized appreciation (depreciation)
of investments	(3,600)	134	710	1
Net increase (decrease) in net assets from operations	(845)	642	3,423	(17)
Changes from principal transactions:
Total unit transactions	(9,332)	(1,027)	(12,643)	64
Increase (decrease) in assets derived from principal
transactions	(9,332)	(1,027)	(12,643)	64
Total increase (decrease)	(10,177)	(385)	(9,220)	47
Net assets at December 31, 2007	32,332	11,164	40,033	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(321)	131	(288)	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,691	164	(865)	(33)
Net unrealized appreciation (depreciation)
of investments	(13,101)	(127)	(15,646)	(39)
Net increase (decrease) in net assets from operations	(11,731)	168	(16,799)	(73)
Changes from principal transactions:
Total unit transactions	(4,303)	(11,332)	(9,189)	252
Increase (decrease) in assets derived from principal
transactions	(4,303)	(11,332)	(9,189)	252
Total increase (decrease)	(16,034)	(11,164)	(25,988)	179
Net assets at December 31, 2008	$ 16,298	$ -	$ 14,045	$ 226

The accompanying notes are an integral part of these financial statements.

89

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING
	ING Neuberger			Oppenheimer
	Berman	ING OpCap	ING	Strategic
	Regency	Balanced Value	Oppenheimer	Income
	Portfolio -	Portfolio -	Global Portfolio	Portfolio -
	Service Class	Service Class	- Initial Class	Initial Class

Net assets at January 1, 2007	$ 370	$ 1,186	$ 190,280	$ 70,286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	3	(297)	2,249
Total realized gain (loss) on investments
and capital gains distributions	43	159	20,900	1,564
Net unrealized appreciation (depreciation)
of investments	(40)	(197)	(10,554)	1,033
Net increase (decrease) in net assets from operations	-	(35)	10,049	4,846
Changes from principal transactions:
Total unit transactions	(236)	(346)	(40,882)	(8,494)
Increase (decrease) in assets derived from principal
transactions	(236)	(346)	(40,882)	(8,494)
Total increase (decrease)	(236)	(381)	(30,833)	(3,648)
Net assets at December 31, 2007	134	805	159,447	66,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	30	1,267	2,283
Total realized gain (loss) on investments
and capital gains distributions	(15)	(313)	11,929	1,017
Net unrealized appreciation (depreciation)
of investments	11	23	(71,805)	(13,035)
Net increase (decrease) in net assets from operations	(4)	(260)	(58,609)	(9,735)
Changes from principal transactions:
Total unit transactions	(130)	(545)	(24,216)	(12,876)
Increase (decrease) in assets derived from principal
transactions	(130)	(545)	(24,216)	(12,876)
Total increase (decrease)	(134)	(805)	(82,825)	(22,611)
Net assets at December 31, 2008	$ -	$ -	$ 76,622	$ 44,027

The accompanying notes are an integral part of these financial statements.

90

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING
	Oppenheimer
	Strategic	ING PIMCO	ING Pioneer
	Income	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 1	$ 6,721	$ 21	$ 959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	182	38	(5)
Total realized gain (loss) on investments
and capital gains distributions	-	48	(36)	5
Net unrealized appreciation (depreciation)
of investments	-	370	(8)	39

Net increase (decrease) in net assets from operations	1	600	(6)	39
Changes from principal transactions:
Total unit transactions	18	706	340	454
Increase (decrease) in assets derived from principal
transactions	18	706	340	454
Total increase (decrease)	19	1,306	334	493
Net assets at December 31, 2007	20	8,027	355	1,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	339	433	26
Total realized gain (loss) on investments
and capital gains distributions	-	218	(453)	113
Net unrealized appreciation (depreciation)
of investments	(4)	(649)	(4,889)	(908)
Net increase (decrease) in net assets from operations	(3)	(92)	(4,909)	(769)
Changes from principal transactions:
Total unit transactions	(1)	2,005	17,222	1,740
Increase (decrease) in assets derived from principal
transactions	(1)	2,005	17,222	1,740
Total increase (decrease)	(4)	1,913	12,313	971
Net assets at December 31, 2008	$ 16	$ 9,940	$ 12,668	$ 2,423

The accompanying notes are an integral part of these financial statements.

91

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2007	$ 853	$ 453	$ 272	$ 408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(6)	(6)	(1)
Total realized gain (loss) on investments
and capital gains distributions	23	6	39	45
Net unrealized appreciation (depreciation)
of investments	7	17	(24)	2
Net increase (decrease) in net assets from operations	21	17	9	46
Changes from principal transactions:
Total unit transactions	1,543	1,160	1,100	810
Increase (decrease) in assets derived from principal
transactions	1,543	1,160	1,100	810
Total increase (decrease)	1,564	1,177	1,109	856
Net assets at December 31, 2007	2,417	1,630	1,381	1,264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	6	2	10
Total realized gain (loss) on investments
and capital gains distributions	(30)	(33)	(220)	11
Net unrealized appreciation (depreciation)
of investments	(680)	(626)	(308)	(241)
Net increase (decrease) in net assets from operations	(704)	(653)	(526)	(220)
Changes from principal transactions:
Total unit transactions	(246)	219	(91)	305
Increase (decrease) in assets derived from principal
transactions	(246)	219	(91)	305
Total increase (decrease)	(950)	(434)	(617)	85
Net assets at December 31, 2008	$ 1,467	$ 1,196	$ 764	$ 1,349

The accompanying notes are an integral part of these financial statements.

92

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING T. Rowe
	Price
	Diversified Mid	ING T. Rowe	ING Templeton	ING Templeton
	Cap Growth	Price Growth	Foreign Equity	Foreign Equity
	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	Initial Class	- Initial Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 78,292	$ 60,240	$ -	$ 715

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(769)	(467)	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	10,993	6,819	-	112
Net unrealized appreciation (depreciation)
of investments	(1,426)	(1,419)	-	10

Net increase (decrease) in net assets from operations	8,798	4,933	-	119
Changes from principal transactions:
Total unit transactions	(18,383)	(11,350)	-	704

Increase (decrease) in assets derived from principal
transactions	(18,383)	(11,350)	-	704

Total increase (decrease)	(9,585)	(6,417)	-	823

Net assets at December 31, 2007	68,707	53,823	-	1,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(392)	16	394	(5)
Total realized gain (loss) on investments
and capital gains distributions	8,428	4,236	(1,809)	(26)
Net unrealized appreciation (depreciation)
of investments	(35,176)	(25,140)	(11,194)	(45)
Net increase (decrease) in net assets from operations	(27,140)	(20,888)	(12,609)	(76)
Changes from principal transactions:
Total unit transactions	(8,917)	(7,724)	30,850	(1,462)
Increase (decrease) in assets derived from principal
transactions	(8,917)	(7,724)	30,850	(1,462)
Total increase (decrease)	(36,057)	(28,612)	18,241	(1,538)
Net assets at December 31, 2008	$ 32,650	$ 25,211	$ 18,241	$ -

The accompanying notes are an integral part of these financial statements.

93

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van
		Large Cap	Small Cap	Kampen
	ING Thornburg	Equity	Growth	Comstock
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2007	$ 28,919	$ 36,982	$ 29	$ 3,248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(230)	(203)	(1)	10
Total realized gain (loss) on investments
and capital gains distributions	3,052	2,433	8	181
Net unrealized appreciation (depreciation)
of investments	(1,017)	(2,008)	(4)	(249)
Net increase (decrease) in net assets from operations	1,805	222	3	(58)
Changes from principal transactions:
Total unit transactions	(3,290)	(6,278)	4	(622)
Increase (decrease) in assets derived from principal
transactions	(3,290)	(6,278)	4	(622)
Total increase (decrease)	(1,485)	(6,056)	7	(680)
Net assets at December 31, 2007	27,434	30,926	36	2,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(134)	254	-	57
Total realized gain (loss) on investments
and capital gains distributions	1,095	661	(7)	61
Net unrealized appreciation (depreciation)
of investments	(11,027)	(12,137)	4	(955)
Net increase (decrease) in net assets from operations	(10,066)	(11,222)	(3)	(837)
Changes from principal transactions:
Total unit transactions	(3,947)	(4,407)	(33)	(361)
Increase (decrease) in assets derived from principal
transactions	(3,947)	(4,407)	(33)	(361)
Total increase (decrease)	(14,013)	(15,629)	(36)	(1,198)
Net assets at December 31, 2008	$ 13,421	$ 15,297	$ -	$ 1,370

The accompanying notes are an integral part of these financial statements.

94

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I

Net assets at January 1, 2007	$ 142,375	$ 14,115	$ 15,119	$ 20,258

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,506	283	76	183
Total realized gain (loss) on investments
and capital gains distributions	8,978	871	1,685	2,044
Net unrealized appreciation (depreciation)
of investments	(6,939)	(548)	(1,198)	(1,494)
Net increase (decrease) in net assets from operations	3,545	606	563	733
Changes from principal transactions:
Total unit transactions	(32,966)	(1,609)	(1,578)	(4,691)
Increase (decrease) in assets derived from principal
transactions	(32,966)	(1,609)	(1,578)	(4,691)
Total increase (decrease)	(29,421)	(1,003)	(1,015)	(3,958)
Net assets at December 31, 2007	112,954	13,112	14,104	16,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,379	333	136	245
Total realized gain (loss) on investments
and capital gains distributions	4,903	641	1,355	1,195
Net unrealized appreciation (depreciation)
of investments	(32,701)	(3,955)	(6,271)	(6,295)
Net increase (decrease) in net assets from operations	(24,419)	(2,981)	(4,780)	(4,855)
Changes from principal transactions:
Total unit transactions	(21,242)	(1,853)	(886)	(1,837)
Increase (decrease) in assets derived from principal
transactions	(21,242)	(1,853)	(886)	(1,837)
Total increase (decrease)	(45,661)	(4,834)	(5,666)	(6,692)
Net assets at December 31, 2008	$ 67,293	$ 8,278	$ 8,438	$ 9,608

The accompanying notes are an integral part of these financial statements.

95

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Series 1	Series 2	Series 3

Net assets at January 1, 2007	$ 372,591	$ 16,578	$ 9,019	$ 28,242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	811	94	70	163
Total realized gain (loss) on investments
and capital gains distributions	7,654	427	171	307
Net unrealized appreciation (depreciation)
of investments	13,733	(178)	(37)	322
Net increase (decrease) in net assets from operations	22,198	343	204	792
Changes from principal transactions:
Total unit transactions	(55,600)	(2,880)	(3,095)	(5,720)
Increase (decrease) in assets derived from principal
transactions	(55,600)	(2,880)	(3,095)	(5,720)
Total increase (decrease)	(33,402)	(2,537)	(2,891)	(4,928)
Net assets at December 31, 2007	339,189	14,041	6,128	23,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	947	325	145	64
Total realized gain (loss) on investments
and capital gains distributions	4,363	(545)	(298)	995
Net unrealized appreciation (depreciation)
of investments	(129,666)	(475)	(219)	(2,136)
Net increase (decrease) in net assets from operations	(124,356)	(695)	(372)	(1,077)
Changes from principal transactions:
Total unit transactions	(28,154)	(13,346)	(5,756)	(5,430)
Increase (decrease) in assets derived from principal
transactions	(28,154)	(13,346)	(5,756)	(5,430)
Total increase (decrease)	(152,510)	(14,041)	(6,128)	(6,507)
Net assets at December 31, 2008	$ 186,679	$ -	$ -	$ 16,807

The accompanying notes are an integral part of these financial statements.

96

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 4	Series 5	Series 6	Series 7

Net assets at January 1, 2007	$ 5,115	$ 3,282	$ 42,523	$ 29,018

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	(2)	243	175
Total realized gain (loss) on investments
and capital gains distributions	193	219	3,066	1,796
Net unrealized appreciation (depreciation)
of investments	(151)	(184)	(2,640)	(1,475)
Net increase (decrease) in net assets from operations	88	33	669	496
Changes from principal transactions:
Total unit transactions	(1,170)	(922)	(12,055)	(10,159)
Increase (decrease) in assets derived from principal
transactions	(1,170)	(922)	(12,055)	(10,159)
Total increase (decrease)	(1,082)	(889)	(11,386)	(9,663)
Net assets at December 31, 2007	4,033	2,393	31,137	19,355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	-	57	47
Total realized gain (loss) on investments
and capital gains distributions	331	268	3,566	2,401
Net unrealized appreciation (depreciation)
of investments	(623)	(479)	(5,913)	(3,677)
Net increase (decrease) in net assets from operations	(259)	(211)	(2,290)	(1,229)
Changes from principal transactions:
Total unit transactions	(1,231)	(497)	(6,402)	(5,533)
Increase (decrease) in assets derived from principal
transactions	(1,231)	(497)	(6,402)	(5,533)
Total increase (decrease)	(1,490)	(708)	(8,692)	(6,762)
Net assets at December 31, 2008	$ 2,543	$ 1,685	$ 22,445	$ 12,593

The accompanying notes are an integral part of these financial statements.

97

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11

Net assets at January 1, 2007	$ 28,056	$ 20,035	$ 18,001	$ 18,897

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	132	62	265
Total realized gain (loss) on investments
and capital gains distributions	2,156	1,342	1,125	836
Net unrealized appreciation (depreciation)
of investments	(1,767)	(903)	(768)	(946)
Net increase (decrease) in net assets from operations	479	571	419	155
Changes from principal transactions:
Total unit transactions	(13,295)	(8,738)	(8,470)	(7,622)
Increase (decrease) in assets derived from principal
transactions	(13,295)	(8,738)	(8,470)	(7,622)
Total increase (decrease)	(12,816)	(8,167)	(8,051)	(7,467)
Net assets at December 31, 2007	15,240	11,868	9,950	11,430

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	48	79	70
Total realized gain (loss) on investments
and capital gains distributions	2,047	1,679	1,178	1,405
Net unrealized appreciation (depreciation)
of investments	(3,239)	(2,484)	(1,796)	(1,698)
Net increase (decrease) in net assets from operations	(1,156)	(757)	(539)	(223)
Changes from principal transactions:
Total unit transactions	(3,162)	(2,981)	(2,889)	(3,077)
Increase (decrease) in assets derived from principal
transactions	(3,162)	(2,981)	(2,889)	(3,077)
Total increase (decrease)	(4,318)	(3,738)	(3,428)	(3,300)
Net assets at December 31, 2008	$ 10,922	$ 8,130	$ 6,522	$ 8,130

The accompanying notes are an integral part of these financial statements.

98

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

				ING BlackRock
				Global Science
	ING GET U.S.	ING GET U.S.	ING GET U.S.	and Technology
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 12	Series 13	Series 14	Class I

Net assets at January 1, 2007	$ 48,943	$ 44,505	$ 85	$ 8,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(324)	(510)	(365)	(97)
Total realized gain (loss) on investments
and capital gains distributions	2,222	409	173	1,213
Net unrealized appreciation (depreciation)
of investments	(1,310)	1,284	547	183
Net increase (decrease) in net assets from operations	588	1,183	355	1,299
Changes from principal transactions:
Total unit transactions	(7,470)	(12,364)	25,132	(246)
Increase (decrease) in assets derived from principal
transactions	(7,470)	(12,364)	25,132	(246)
Total increase (decrease)	(6,882)	(11,181)	25,487	1,053
Net assets at December 31, 2007	42,061	33,324	25,572	9,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	54	(15)	(68)
Total realized gain (loss) on investments
and capital gains distributions	5,062	1,389	160	148
Net unrealized appreciation (depreciation)
of investments	(8,028)	(1,590)	(20)	(3,138)
Net increase (decrease) in net assets from operations	(2,970)	(147)	125	(3,058)
Changes from principal transactions:
Total unit transactions	(18,690)	(13,741)	(4,606)	(2,391)
Increase (decrease) in assets derived from principal
transactions	(18,690)	(13,741)	(4,606)	(2,391)
Total increase (decrease)	(21,660)	(13,888)	(4,481)	(5,449)
Net assets at December 31, 2008	$ 20,401	$ 19,436	$ 21,091	$ 3,743

The accompanying notes are an integral part of these financial statements.

99

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Lehman	ING
		Brothers U.S.	Opportunistic	ING
	ING	Aggregate	Large Cap	Opportunistic
	International	Bond Index®	Growth	Large Cap
	Index Portfolio	Portfolio -	Portfolio -	Value Portfolio
	- Class I	Class I	Class I	- Class I

Net assets at January 1, 2007	$ -	$ -	$ 18,754	$ 11,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(177)	49
Total realized gain (loss) on investments
and capital gains distributions	-	-	950	758
Net unrealized appreciation (depreciation)
of investments	-	-	1,889	(553)

Net increase (decrease) in net assets from operations	-	-	2,662	254
Changes from principal transactions:
Total unit transactions	-	-	(4,052)	(2,966)

Increase (decrease) in assets derived from principal
transactions	-	-	(4,052)	(2,966)

Total increase (decrease)	-	-	(1,390)	(2,712)

Net assets at December 31, 2007	-	-	17,364	8,809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	(45)	59
Total realized gain (loss) on investments
and capital gains distributions	-	1	663	1,286
Net unrealized appreciation (depreciation)
of investments	(104)	4	(7,666)	(4,318)
Net increase (decrease) in net assets from operations	(101)	6	(7,048)	(2,973)
Changes from principal transactions:
Total unit transactions	312	90	(2,353)	(1,154)
Increase (decrease) in assets derived from principal
transactions	312	90	(2,353)	(1,154)
Total increase (decrease)	211	96	(9,401)	(4,127)
Net assets at December 31, 2008	$ 211	$ 96	$ 7,963	$ 4,682

The accompanying notes are an integral part of these financial statements.

100

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING
	Opportunistic	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap Index	Small Cap
	Value Portfolio	Index Portfolio	Portfolio -	Index Portfolio
	- Class S	- Class I	Class I	- Class I

Net assets at January 1, 2007	$ 1,192	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	64	-	-	-
Net unrealized appreciation (depreciation)
of investments	(43)	-	-	-

Net increase (decrease) in net assets from operations	24	-	-	-
Changes from principal transactions:
Total unit transactions	(432)	-	-	-

Increase (decrease) in assets derived from principal
transactions	(432)	-	-	-

Total increase (decrease)	(408)	-	-	-

Net assets at December 31, 2007	784	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	44	(6)	(5)	(6)
Net unrealized appreciation (depreciation)
of investments	(266)	(12)	(13)	(10)
Net increase (decrease) in net assets from operations	(219)	(11)	(18)	(16)
Changes from principal transactions:
Total unit transactions	(280)	652	47	51
Increase (decrease) in assets derived from principal
transactions	(280)	652	47	51
Total increase (decrease)	(499)	641	29	35
Net assets at December 31, 2008	$ 285	$ 641	$ 29	$ 35

The accompanying notes are an integral part of these financial statements.

101

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2007	$ 152,360	$ 16,714	$ 8,727	$ 68,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(9)	(32)	(655)
Total realized gain (loss) on investments
and capital gains distributions	10,501	2,543	1,314	14,104
Net unrealized appreciation (depreciation)
of investments	(4,595)	(1,745)	(1,734)	(9,930)
Net increase (decrease) in net assets from operations	5,936	789	(452)	3,519
Changes from principal transactions:
Total unit transactions	(2,972)	(2,835)	(1,916)	(18,445)
Increase (decrease) in assets derived from principal
transactions	(2,972)	(2,835)	(1,916)	(18,445)
Total increase (decrease)	2,964	(2,046)	(2,368)	(14,926)
Net assets at December 31, 2007	155,324	14,668	6,359	53,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,188	67	6	(50)
Total realized gain (loss) on investments
and capital gains distributions	18,649	1,344	113	3,837
Net unrealized appreciation (depreciation)
of investments	(74,251)	(6,555)	(2,004)	(18,242)
Net increase (decrease) in net assets from operations	(54,414)	(5,144)	(1,885)	(14,455)
Changes from principal transactions:
Total unit transactions	(21,001)	(1,710)	(1,009)	(10,756)
Increase (decrease) in assets derived from principal
transactions	(21,001)	(1,710)	(1,009)	(10,756)
Total increase (decrease)	(75,415)	(6,854)	(2,894)	(25,211)
Net assets at December 31, 2008	$ 79,909	$ 7,814	$ 3,465	$ 27,869

The accompanying notes are an integral part of these financial statements.

102

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING VP			ING VP
	Financial	ING VP High	ING VP	MidCap
	Services	Yield Bond	International	Opportunities
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -
	Class I	Class I	- Class I	Class I

Net assets at January 1, 2007	$ 426	$ 32,955	$ 6,725	$ 411

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	1,928	65	(5)
Total realized gain (loss) on investments
and capital gains distributions	46	59	1,694	35
Net unrealized appreciation (depreciation)
of investments	(121)	(1,666)	(933)	76
Net increase (decrease) in net assets from operations	(70)	321	826	106
Changes from principal transactions:
Total unit transactions	297	(9,020)	(1,048)	343
Increase (decrease) in assets derived from principal
transactions	297	(9,020)	(1,048)	343
Total increase (decrease)	227	(8,699)	(222)	449
Net assets at December 31, 2007	653	24,256	6,503	860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1,060	91	(6)
Total realized gain (loss) on investments
and capital gains distributions	(260)	(3,297)	344	(14)
Net unrealized appreciation (depreciation)
of investments	97	1,092	(2,981)	(312)
Net increase (decrease) in net assets from operations	(155)	(1,145)	(2,546)	(332)
Changes from principal transactions:
Total unit transactions	(498)	(23,111)	(350)	(30)
Increase (decrease) in assets derived from principal
transactions	(498)	(23,111)	(350)	(30)
Total increase (decrease)	(653)	(24,256)	(2,896)	(362)
Net assets at December 31, 2008	$ -	$ -	$ 3,607	$ 498

The accompanying notes are an integral part of these financial statements.

103

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING VP		ING VP	ING VP
	MidCap		SmallCap	SmallCap
	Opportunities	ING VP Real	Opportunities	Opportunities
	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Class S	- Class I	Class I	Class S

Net assets at January 1, 2007	$ 7,822	$ 5,083	$ 241	$ 5,223

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	40	(3)	(65)
Total realized gain (loss) on investments
and capital gains distributions	784	637	32	594
Net unrealized appreciation (depreciation)
of investments	879	(1,045)	(10)	(101)
Net increase (decrease) in net assets from operations	1,565	(368)	19	428
Changes from principal transactions:
Total unit transactions	(2,428)	(3,255)	150	(1,467)
Increase (decrease) in assets derived from principal
transactions	(2,428)	(3,255)	150	(1,467)
Total increase (decrease)	(863)	(3,623)	169	(1,039)
Net assets at December 31, 2007	6,959	1,460	410	4,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	18	(3)	(39)
Total realized gain (loss) on investments
and capital gains distributions	782	(361)	(20)	607
Net unrealized appreciation (depreciation)
of investments	(2,722)	389	(128)	(1,789)
Net increase (decrease) in net assets from operations	(1,998)	46	(151)	(1,221)
Changes from principal transactions:
Total unit transactions	(2,241)	(1,506)	263	(1,087)
Increase (decrease) in assets derived from principal
transactions	(2,241)	(1,506)	263	(1,087)
Total increase (decrease)	(4,239)	(1,460)	112	(2,308)
Net assets at December 31, 2008	$ 2,720	$ -	$ 522	$ 1,876

The accompanying notes are an integral part of these financial statements.

104

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

				Janus Aspen
	ING VP	ING VP	ING VP Money	Series Balanced
	Balanced	Intermediate	Market	Portfolio -
	Portfolio -	Bond Portfolio -	Portfolio -	Institutional
	Class I	Class I	Class I	Shares

Net assets at January 1, 2007	$ 165,989	$ 115,703	$ 224,967	$ 21

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,319	2,608	6,088	1
Total realized gain (loss) on investments
and capital gains distributions	11,934	(375)	2,744	-
Net unrealized appreciation (depreciation)
of investments	(7,477)	2,890	(779)	2
Net increase (decrease) in net assets from operations	6,776	5,123	8,053	3
Changes from principal transactions:
Total unit transactions	(27,316)	(15,629)	(28,176)	(1)
Increase (decrease) in assets derived from principal
transactions	(27,316)	(15,629)	(28,176)	(1)
Total increase (decrease)	(20,540)	(10,506)	(20,123)	2
Net assets at December 31, 2007	145,449	105,197	204,844	23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,868	4,826	8,230	-
Total realized gain (loss) on investments
and capital gains distributions	9,554	(276)	411	2
Net unrealized appreciation (depreciation)
of investments	(49,597)	(15,079)	(5,671)	(5)
Net increase (decrease) in net assets from operations	(37,175)	(10,529)	2,970	(3)
Changes from principal transactions:
Total unit transactions	(26,921)	5,861	(436)	(4)
Increase (decrease) in assets derived from principal
transactions	(26,921)	5,861	(436)	(4)
Total increase (decrease)	(64,096)	(4,668)	2,534	(7)
Net assets at December 31, 2008	$ 81,353	$ 100,529	$ 207,378	$ 16

The accompanying notes are an integral part of these financial statements.

105

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series
	Janus Aspen	Series Large	Series Mid Cap	Worldwide
	Series Flexible	Cap Growth	Growth	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares

Net assets at January 1, 2007	$ 12	$ 8	$ 7	$ 7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(2)
Net unrealized appreciation (depreciation)
of investments	-	1	1	(1)

Net increase (decrease) in net assets from operations	1	1	1	(3)
Changes from principal transactions:
Total unit transactions	(1)	-	-	4

Increase (decrease) in assets derived from principal
transactions	(1)	-	-	4

Total increase (decrease)	-	1	1	1

Net assets at December 31, 2007	12	9	8	8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	1	-
Net unrealized appreciation (depreciation)
of investments	-	(4)	(3)	(2)

Net increase (decrease) in net assets from operations	-	(4)	(2)	(2)
Changes from principal transactions:
Total unit transactions	(9)	-	(5)	(4)

Increase (decrease) in assets derived from principal
transactions	(9)	-	(5)	(4)

Total increase (decrease)	(9)	(4)	(7)	(6)
Net assets at December 31, 2008	$ 3	$ 5	$ 1	$ 2

The accompanying notes are an integral part of these financial statements.

106

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Portfolio - Class	Global	Main Street	Small Cap
	VC	Securities/VA	Fund®/VA	Fund®/VA

Net assets at January 1, 2007	$ 4,642	$ 83	$ 381	$ 723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	-	(1)	(4)
Total realized gain (loss) on investments
and capital gains distributions	688	4	8	26
Net unrealized appreciation (depreciation)
of investments	(655)	-	4	(34)

Net increase (decrease) in net assets from operations	9	4	11	(12)
Changes from principal transactions:
Total unit transactions	(510)	(3)	42	(94)
Increase (decrease) in assets derived from principal
transactions	(510)	(3)	42	(94)
Total increase (decrease)	(501)	1	53	(106)
Net assets at December 31, 2007	4,141	84	434	617

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(235)	5	19	10
Net unrealized appreciation (depreciation)
of investments	(1,270)	(37)	(191)	(245)
Net increase (decrease) in net assets from operations	(1,497)	(31)	(170)	(236)
Changes from principal transactions:
Total unit transactions	(644)	(6)	(9)	1
Increase (decrease) in assets derived from principal
transactions	(644)	(6)	(9)	1
Total increase (decrease)	(2,141)	(37)	(179)	(235)
Net assets at December 31, 2008	$ 2,000	$ 47	$ 255	$ 382

The accompanying notes are an integral part of these financial statements.

107

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer High
	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	Mid Cap	Administrative	Portfolio -	Portfolio -
	Fund/VA	Class	Class I	Class I

Net assets at January 1, 2007	$ 74	$ 2,452	$ -	$ 480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	93	(7)	44
Total realized gain (loss) on investments
and capital gains distributions	2	(55)	112	18
Net unrealized appreciation (depreciation)
of investments	(3)	196	182	(22)
Net increase (decrease) in net assets from operations	(2)	234	287	40
Changes from principal transactions:
Total unit transactions	108	1,923	2,583	932
Increase (decrease) in assets derived from principal
transactions	108	1,923	2,583	932
Total increase (decrease)	106	2,157	2,870	972
Net assets at December 31, 2007	180	4,609	2,870	1,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	176	(10)	62
Total realized gain (loss) on investments
and capital gains distributions	(20)	-	(307)	(200)
Net unrealized appreciation (depreciation)
of investments	(28)	(764)	(1,479)	(169)
Net increase (decrease) in net assets from operations	(49)	(588)	(1,796)	(307)
Changes from principal transactions:
Total unit transactions	(94)	1,867	(41)	(837)
Increase (decrease) in assets derived from principal
transactions	(94)	1,867	(41)	(837)
Total increase (decrease)	(143)	1,279	(1,837)	(1,144)
Net assets at December 31, 2008	$ 37	$ 5,888	$ 1,033	$ 308

The accompanying notes are an integral part of these financial statements.

108

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	Wanger
	International	Wanger Select	Wanger USA

Net assets at January 1, 2007	$ -	$ 2,085	$ 569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(33)	(5)
Total realized gain (loss) on investments
and capital gains distributions	(33)	482	67
Net unrealized appreciation (depreciation)
of investments	18	(159)	(31)
Net increase (decrease) in net assets from operations	(19)	290	31
Changes from principal transactions:
Total unit transactions	1,191	1,930	(164)
Increase (decrease) in assets derived from principal
transactions	1,191	1,930	(164)
Total increase (decrease)	1,172	2,220	(133)
Net assets at December 31, 2007	1,172	4,305	436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(26)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(271)	(189)	(22)
Net unrealized appreciation (depreciation)
of investments	(185)	(1,660)	(142)
Net increase (decrease) in net assets from operations	(454)	(1,875)	(167)
Changes from principal transactions:
Total unit transactions	(312)	(698)	(38)
Increase (decrease) in assets derived from principal
transactions	(312)	(698)	(38)
Total increase (decrease)	(766)	(2,573)	(205)
Net assets at December 31, 2008	$ 406	$ 1,732	$ 231

The accompanying notes are an integral part of these financial statements.

109

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2008, the Account had 150 investment divisions (the “Divisions”), 35 of which invest in independently managed mutual funds and 115 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with asset balances at December 31, 2008 and related Trusts are as follows:

AIM Variable Insurance Funds:	Fidelity® Variable Insurance Products II:
AIM V.I. Capital Appreciation Fund - Series I Shares	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM V.I. Core Equity Fund - Series I Shares	Fidelity® VIP Index 500 Portfolio - Initial Class
Calvert Variable Series, Inc.:	Fidelity® Variable Insurance Products V:
Calvert Social Balanced Portfolio	Fidelity® VIP Investment Grade Bond Portfolio -
Federated Insurance Series:	Initial Class
Federated American Leaders Fund II - Primary Shares	Franklin Templeton Variable Insurance Products Trust:
Federated Capital Income Fund II	Franklin Small Cap Value Securities Fund - Class 2
Federated Equity Income Fund II	ING Investors Trust:
Federated Fund for U.S. Government Securities II	ING AllianceBernstein Mid Cap Growth Portfolio -
Federated High Income Bond Fund II - Primary Shares	Service Class
Federated International Equity Fund II	ING American Funds Growth Portfolio
Federated Mid Cap Growth Strategies Fund II	ING American Funds Growth-Income Portfolio
Federated Prime Money Fund II	ING American Funds International Portfolio
Fidelity® Variable Insurance Products:	ING BlackRock Large Cap Growth Portfolio -
Fidelity® VIP Equity-Income Portfolio - Initial Class	Institutional Class*
Fidelity® VIP Growth Portfolio - Initial Class	ING Evergreen Health Sciences Portfolio - Service
Fidelity® VIP High Income Portfolio - Initial Class	Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Evergreen Omega Portfolio - Institutional Class

110

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio -	ING T. Rowe Price Equity Income Portfolio - Service
Institutional Class	Class
ING FMRSM Diversified Mid Cap Portfolio - Service	ING Templeton Global Growth Portfolio - Service
Class	Class
ING Franklin Income Portfolio - Service Class	ING Van Kampen Capital Growth Portfolio -
ING Franklin Mutual Shares Portfolio - Service	Institutional Class**
Class*	ING Van Kampen Growth and Income Portfolio -
ING Global Real Estate Portfolio - Institutional	Service Class
Class**	ING Van Kampen Real Estate Portfolio - Service
ING Global Real Estate Portfolio - Service Class	Class
ING Global Resources Portfolio - Service Class	ING VP Index Plus International Equity Portfolio -
ING Janus Contrarian Portfolio - Service Class**	Institutional Class*
ING JPMorgan Emerging Markets Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Institutional Class	Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class	Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Partners, Inc.:
Institutional Class	ING American Century Large Company Value
ING JPMorgan Small Cap Core Equity Portfolio -	Portfolio - Service Class
Service Class	ING American Century Small-Mid Cap Value
ING JPMorgan Value Opportunities Portfolio -	Portfolio - Service Class
Institutional Class	ING Baron Asset Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio -	ING Baron Small Cap Growth Portfolio - Service
Service Class	Class
ING Julius Baer Foreign Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service
ING Legg Mason Value Portfolio - Institutional Class	Class
ING Legg Mason Value Portfolio - Service Class	ING Davis New York Venture Portfolio - Service
ING LifeStyle Aggressive Growth Portfolio - Service	Class
Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING LifeStyle Growth Portfolio - Service Class	Class
ING LifeStyle Moderate Growth Portfolio - Service	ING Legg Mason Partners Aggressive Growth
Class	Portfolio - Initial Class
ING LifeStyle Moderate Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Initial
ING Lord Abbett Affiliated Portfolio - Institutional	Class
Class	ING Neuberger Berman Partners Portfolio - Service
ING Lord Abbett Affiliated Portfolio - Service Class	Class
ING Marsico Growth Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Marsico International Opportunities Portfolio -	ING Oppenheimer Strategic Income Portfolio - Initial
Service Class	Class
ING MFS Total Return Portfolio - Institutional Class	ING Oppenheimer Strategic Income Portfolio -
ING MFS Total Return Portfolio - Service Class	Service Class
ING MFS Utilities Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® -	ING Pioneer High Yield Portfolio - Initial Class
Institutional Class	ING Solution 2015 Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service	ING Solution 2025 Portfolio - Service Class
Class	ING Solution 2035 Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
ING Pioneer Equity Income Portfolio - Institutional	ING Solution Income Portfolio - Service Class
Class*	ING T. Rowe Price Diversified Mid Cap Growth
ING Pioneer Fund Portfolio - Institutional Class	Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Institutional	ING T. Rowe Price Growth Equity Portfolio - Initial
Class	Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Initial
ING T. Rowe Price Capital Appreciation Portfolio -	Class**
Service Class	ING Thornburg Value Portfolio - Initial Class

111

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING VP Small Company Portfolio - Class I
Class	ING Variable Products Trust:
ING Van Kampen Comstock Portfolio - Service Class	ING VP International Value Portfolio - Class I
ING Van Kampen Equity and Income Portfolio -	ING VP MidCap Opportunities Portfolio - Class I
Initial Class	ING VP MidCap Opportunities Portfolio - Class S
ING Strategic Allocation Portfolios, Inc.:	ING VP SmallCap Opportunities Portfolio - Class I
ING VP Strategic Allocation Conservative Portfolio -	ING VP SmallCap Opportunities Portfolio - Class S
Class I	ING VP Balanced Portfolio, Inc.:
ING VP Strategic Allocation Growth Portfolio -	ING VP Balanced Portfolio - Class I
Class I	ING VP Intermediate Bond Portfolio:
ING VP Strategic Allocation Moderate Portfolio -	ING VP Intermediate Bond Portfolio - Class I
Class I	ING VP Money Market Portfolio:
ING Variable Funds:	ING VP Money Market Portfolio - Class I
ING VP Growth and Income Portfolio - Class I	Janus Aspen Series:
ING Variable Insurance Trust:	Janus Aspen Series Balanced Portfolio - Institutional
ING GET U.S. Core Portfolio - Series 3	Shares
ING GET U.S. Core Portfolio - Series 4	Janus Aspen Series Flexible Bond Portfolio -
ING GET U.S. Core Portfolio - Series 5	Institutional Shares
ING GET U.S. Core Portfolio - Series 6	Janus Aspen Series Large Cap Growth Portfolio -
ING GET U.S. Core Portfolio - Series 7	Institutional Shares
ING GET U.S. Core Portfolio - Series 8	Janus Aspen Series Mid Cap Growth Portfolio -
ING GET U.S. Core Portfolio - Series 9	Institutional Shares
ING GET U.S. Core Portfolio - Series 10	Janus Aspen Series Worldwide Growth Portfolio -
ING GET U.S. Core Portfolio - Series 11	Institutional Shares
ING GET U.S. Core Portfolio - Series 12	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 13	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING GET U.S. Core Portfolio - Series 14	Class VC
ING Variable Portfolios, Inc.:	Oppenheimer Variable Account Funds:
ING BlackRock Global Science and Technology	Oppenheimer Global Securities/VA
Portfolio - Class I	Oppenheimer Main Street Fund®/VA
ING International Index Portfolio - Class I**	Oppenheimer Main Street Small Cap Fund®/VA
ING Lehman Brothers U.S. Aggregate Bond Index®	Oppenheimer Mid Cap Fund/VA
Portfolio - Class I**	PIMCO Variable Insurance Trust:
ING Opportunistic Large Cap Growth Portfolio -	PIMCO Real Return Portfolio - Administrative Class
Class I	Pioneer Variable Contracts Trust:
ING Opportunistic Large Cap Value Portfolio -	Pioneer Emerging Markets VCT Portfolio - Class I*
Class I	Pioneer High Yield VCT Portfolio - Class I
ING Opportunistic Large Cap Value Portfolio -	Wanger Advisors Trust:
Class S	Wanger International*
ING RussellTM Large Cap Index Portfolio - Class I**	Wanger Select
ING RussellTM Mid Cap Index Portfolio - Class I**	Wanger USA
ING RussellTM Small Cap Index Portfolio - Class I**
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I	* Division added in 2007
ING VP Index Plus SmallCap Portfolio - Class I	** Division added in 2008

112

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2008. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING Mid Cap Growth Portfolio - Service Class	ING FMRSM Mid Cap Growth Portfolio - Service
Class
ING Van Kampen Large Cap Growth Portfolio -	ING FMRSM Large Cap Growth Portfolio -
Institutional Class	Institutional Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology	ING VP Global Science and Technology Portfolio -
Portfolio - Class I	Class I
ING Opportunistic Large Cap Growth Portfolio -	ING VP Growth Portfolio - Class I
Class I
ING Opportunistic Large Cap Value Portfolio -	ING VP Value Opportunity Portfolio - Class I
Class I
ING Opportunistic Large Cap Value Portfolio -	ING VP Value Opportunity Portfolio - Class S
Class S
Wanger Advisors Trust:	Wanger Advisors Trust:
Wanger International	Wanger International Small Cap
Wanger USA	Wanger U.S. Smaller Companies

During 2008, the following Divisions were closed to contractowners:

ING GET Fund:
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING Mid Cap Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Large Cap Growth Portfolio - Institutional Class
ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Partners, Inc.:
ING JPMorgan International Portfolio - Initial Class
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
ING Neuberger Berman Regency Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I
ING VP High Yield Bond Portfolio - Class I
ING VP Real Estate Portfolio - Class I

113

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were available to contractowners during 2008 but did not have any activity as of December 31, 2008: Fidelity® Variable Insurance Products V:

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class ING Investors Trust:

ING FMRSM Equity Income Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class
ING PIMCO High Yield Portfolio - Institutional Class
ING Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Variable Funds:
ING VP Growth and Income Portfolio - Class S
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Growth Portfolio - Class S
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio

Effective October 7, 2008, ING VP Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING VP Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING VP Money Market Portfolio remained the same.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.

114

VARIABLE ANNUITY ACCOUNT B OF
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Notes to Financial Statements

The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

3. Recently Adopted Accounting Standards Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

115

VARIABLE ANNUITY ACCOUNT B OF
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Notes to Financial Statements

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of FAS No. 157 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2008.

The FAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 2 inputs include the following:

		a)	Quoted prices for similar assets or liabilities in active markets;

		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

		c)	Inputs other than quoted market prices that are observable; and

		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

116

VARIABLE ANNUITY ACCOUNT B OF
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Notes to Financial Statements

§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

117

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC.
ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2008, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund,
ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable
Products Trust, ING VP Intermediate Bond Portfolio and ING VP Money Market
Portfolio. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The
Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

118

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 60	$ 79	$ 146	$ 425
AIM V.I. Core Equity Fund - Series I Shares	817	711	107	350
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	201	205	367	620
Federated Insurance Series:
Federated American Leaders Fund II - Primary Shares	4,312	3,765	3,024	5,667
Federated Capital Income Fund II	327	839	274	746
Federated Equity Income Fund II	164	1,093	282	1,772
Federated Fund for U.S. Government Securities II	163	354	122	415
Federated High Income Bond Fund II - Primary Shares	489	843	528	1,187
Federated International Equity Fund II	46	870	37	680
Federated Mid Cap Growth Strategies Fund II	1,454	1,575	48	1,466
Federated Prime Money Fund II	992	1,160	973	1,160
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,746	32,171	17,760	50,981
Fidelity® VIP Growth Portfolio - Initial Class	1,524	2,927	2,300	2,895
Fidelity® VIP High Income Portfolio - Initial Class	8	10	9	124
Fidelity® VIP Overseas Portfolio - Initial Class	2,551	2,932	4,159	3,069
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	12,211	46,184	68,581	74,568
Fidelity® VIP Index 500 Portfolio - Initial Class	2,236	7,260	2,296	11,567
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	41	171	51	180
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	993	807	1,378	1,620
ING GET Fund:
ING GET Fund - Series U	1,599	16,298	870	3,494
ING GET Fund - Series V	456	25,689	659	6,376
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	33	53	195	594
ING American Funds Growth Portfolio	4,934	7,729	4,268	11,279
ING American Funds Growth-Income Portfolio	2,767	6,910	3,717	10,386
ING American Funds International Portfolio	6,993	10,253	8,405	14,337
ING BlackRock Large Cap Growth Portfolio - Institutional Class	4,359	7,583	53,097	8,707
ING Evergreen Health Sciences Portfolio - Service Class	754	296	659	673
ING Evergreen Omega Portfolio - Institutional Class	2,164	3,126	893	4,798
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	2,739	6,525	3,844	7,834
ING FMRSM Diversified Mid Cap Portfolio - Service Class	693	459	299	856

119

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
Investors Trust (continued):
ING Franklin Income Portfolio - Service Class	$ 1,455	$ 3,061	$ 4,177	$ 1,549
ING Franklin Mutual Shares Portfolio - Service Class	468	908	4,167	561
ING Global Real Estate Portfolio - Institutional Class	1,771	186	-	-
ING Global Real Estate Portfolio - Service Class	374	991	2,531	1,717
ING Global Resources Portfolio - Service Class	6,615	4,479	12,395	4,628
ING Janus Contrarian Portfolio - Service Class	416	126	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	3,140	4,970	7,646	4,384
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,576	3,197	4,890	3,418
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	434	1,477	693	3,138
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	90	79	220	406
ING JPMorgan Value Opportunities Portfolio - Institutional Class	2,789	8,707	3,591	14,971
ING JPMorgan Value Opportunities Portfolio - Service Class	414	567	556	967
ING Julius Baer Foreign Portfolio - Service Class	3,580	4,659	6,734	6,137
ING Legg Mason Value Portfolio - Institutional Class	3,518	4,489	608	9,824
ING Legg Mason Value Portfolio - Service Class	96	65	141	240
ING LifeStyle Aggressive Growth Portfolio - Service Class	451	634	2,015	1,017
ING LifeStyle Growth Portfolio - Service Class	2,268	2,446	2,500	3,113
ING LifeStyle Moderate Growth Portfolio - Service Class	1,844	5,230	5,210	4,369
ING LifeStyle Moderate Portfolio - Service Class	3,075	4,713	5,145	3,432
ING Lord Abbett Affiliated Portfolio - Institutional Class	1,243	904	7,533	698
ING Lord Abbett Affiliated Portfolio - Service Class	215	294	180	297
ING Marsico Growth Portfolio - Service Class	716	651	1,657	576
ING Marsico International Opportunities Portfolio - Service Class	2,940	4,421	5,356	6,694
ING MFS Total Return Portfolio - Institutional Class	11,093	27,605	9,659	36,522
ING MFS Total Return Portfolio - Service Class	403	307	536	500
ING MFS Utilities Portfolio - Service Class	1,824	1,748	4,761	2,404
ING Mid Cap Growth Portfolio - Service Class	5	164	110	42
ING Oppenheimer Main Street Portfolio® - Institutional Class	461	991	1,553	1,760
ING Oppenheimer Main Street Portfolio® - Service Class	101	4	38	138
ING PIMCO High Yield Portfolio - Service Class	792	1,158	1,630	2,567
ING Pioneer Equity Income Portfolio - Institutional Class	553	1,211	7,669	1,171
ING Pioneer Fund Portfolio - Institutional Class	3,717	8,060	2,592	7,749
ING Pioneer Mid Cap Value Portfolio - Institutional Class	882	799	4,862	1,046
ING Pioneer Mid Cap Value Portfolio - Service Class	529	618	1,628	639
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	4,214	1,017	5,323	1,467
ING T. Rowe Price Equity Income Portfolio - Service Class	2,369	2,018	2,735	1,586
ING Templeton Global Growth Portfolio - Service Class	102	481	1,136	534
ING UBS U.S. Allocation Portfolio - Service Class	769	5,680	886	1,573
ING Van Kampen Capital Growth Portfolio - Institutional Class	53,984	6,968	-	-

120

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Investors Trust (continued):
ING Van Kampen Growth and Income Portfolio - Service Class	$ 335	$ 195	$ 221	$ 441
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	2,362	57,378	817	21,433
ING Van Kampen Real Estate Portfolio - Service Class	1,596	871	4,021	2,610
ING VP Index Plus International Equity Portfolio - Institutional
Class	7,205	6,970	26,868	1,661
ING VP Index Plus International Equity Portfolio - Service Class	455	399	3,580	12,846
ING Wells Fargo Disciplined Value Portfolio - Service Class	222	542	420	244
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	101	189	218	260
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class	356	245	227	120
ING American Century Small-Mid Cap Value Portfolio - Service
Class	613	358	484	526
ING Baron Asset Portfolio - Service Class	313	339	856	181
ING Baron Small Cap Growth Portfolio - Service Class	731	983	1,188	3,410
ING Columbia Small Cap Value II Portfolio - Service Class	547	941	392	2,119
ING Davis New York Venture Portfolio - Service Class	931	784	1,890	664
ING JPMorgan International Portfolio - Initial Class	19,223	37,374	7,582	18,381
ING JPMorgan Mid Cap Value Portfolio - Service Class	391	803	1,199	890
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	724	5,348	732	10,554
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class	3,488	14,311	3,306	3,932
ING Neuberger Berman Partners Portfolio - Initial Class	2,648	12,125	2,436	13,533
ING Neuberger Berman Partners Portfolio - Service Class	356	105	337	261
ING Neuberger Berman Regency Portfolio - Service Class	11	141	331	569
ING OpCap Balanced Value Portfolio - Service Class	229	580	132	377
ING Oppenheimer Global Portfolio - Initial Class	14,308	28,000	11,625	45,738
ING Oppenheimer Strategic Income Portfolio - Initial Class	10,303	20,694	11,270	17,520
ING Oppenheimer Strategic Income Portfolio - Service Class	1	2	20	1
ING PIMCO Total Return Portfolio - Service Class	4,029	1,551	2,004	1,115
ING Pioneer High Yield Portfolio - Initial Class	19,577	1,914	1,663	1,285
ING Solution 2015 Portfolio - Service Class	2,713	888	472	23
ING Solution 2025 Portfolio - Service Class	1,453	1,646	1,661	121
ING Solution 2035 Portfolio - Service Class	1,353	1,080	1,176	18
ING Solution 2045 Portfolio - Service Class	1,265	1,322	1,468	371
ING Solution Income Portfolio - Service Class	652	317	1,331	521
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	9,749	10,843	7,334	20,123
ING T. Rowe Price Growth Equity Portfolio - Initial Class	5,385	10,058	5,180	14,349
ING Templeton Foreign Equity Portfolio - Initial Class	36,859	5,614	-	-
ING Templeton Foreign Equity Portfolio - Service Class	128	1,594	2,001	1,288
ING Thornburg Value Portfolio - Initial Class	880	4,961	3,966	7,489

121

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	$ 2,055	$ 6,208	$ 2,553	$ 9,036
ING UBS U.S. Small Cap Growth Portfolio - Service Class	3	36	110	106
ING Van Kampen Comstock Portfolio - Service Class	302	492	314	846
ING Van Kampen Equity and Income Portfolio - Initial Class	14,973	27,897	8,086	36,034
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	2,563	3,141	2,880	3,859
ING VP Strategic Allocation Growth Portfolio - Class I	4,894	4,113	2,403	3,036
ING VP Strategic Allocation Moderate Portfolio - Class I	3,608	3,566	2,736	6,559
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	31,980	59,186	13,086	67,897
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	1,753	13,567	675	3,184
ING GET U.S. Core Portfolio - Series 2	652	5,874	279	3,245
ING GET U.S. Core Portfolio - Series 3	1,435	5,799	728	6,279
ING GET U.S. Core Portfolio - Series 4	516	1,291	314	1,335
ING GET U.S. Core Portfolio - Series 5	429	531	174	973
ING GET U.S. Core Portfolio - Series 6	4,778	6,855	2,999	12,888
ING GET U.S. Core Portfolio - Series 7	3,411	5,807	1,502	10,711
ING GET U.S. Core Portfolio - Series 8	2,671	3,410	1,322	13,703
ING GET U.S. Core Portfolio - Series 9	2,157	3,141	876	9,068
ING GET U.S. Core Portfolio - Series 10	1,743	3,029	736	8,796
ING GET U.S. Core Portfolio - Series 11	1,957	3,231	960	7,997
ING GET U.S. Core Portfolio - Series 12	7,542	19,227	1,772	8,439
ING GET U.S. Core Portfolio - Series 13	2,428	14,348	558	13,436
ING GET U.S. Core Portfolio - Series 14	571	5,065	38,523	13,755
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	874	3,333	3,955	4,299
ING International Index Portfolio - Class I	316	1	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class I	343	252	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	912	3,309	1,096	5,326
ING Opportunistic Large Cap Value Portfolio - Class I	2,212	2,200	493	3,410
ING Opportunistic Large Cap Value Portfolio - Class S	99	288	22	451
ING Russell™ Large Cap Index Portfolio - Class I	677	18	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	91	44	-	-
ING Russell™ Small Cap Index Portfolio - Class I	121	70	-	-
ING VP Index Plus LargeCap Portfolio - Class I	33,046	43,389	37,818	40,770
ING VP Index Plus MidCap Portfolio - Class I	2,235	2,366	2,645	4,284
ING VP Index Plus SmallCap Portfolio - Class I	690	1,380	1,620	2,786
ING VP Small Company Portfolio - Class I	8,680	13,830	11,834	20,912

122

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$ 864	$ 1,305	$ 699	$ 368
ING VP High Yield Bond Portfolio - Class I	3,153	24,689	5,169	12,170
ING VP International Value Portfolio - Class I	1,999	1,542	3,773	3,584
ING VP MidCap Opportunities Portfolio - Class I	461	496	434	97
ING VP MidCap Opportunities Portfolio - Class S	425	2,724	51	2,578
ING VP Real Estate Portfolio - Class I	876	2,102	1,903	5,039
ING VP SmallCap Opportunities Portfolio - Class I	515	192	412	266
ING VP SmallCap Opportunities Portfolio - Class S	622	1,233	221	1,752
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	16,851	29,930	14,580	33,384
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	41,809	28,452	12,805	25,833
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	108,397	100,604	98,331	120,435
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	2	4	1	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	10	1	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional
Shares	-	-	-	-
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	-	6	-	-
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares	-	4	90	87
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	450	967	1,200	1,179
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	6	6	5	3
Oppenheimer Main Street Fund®/VA	114	96	98	56
Oppenheimer Main Street Small Cap Fund®/VA	78	50	142	218
Oppenheimer Mid Cap Fund/VA	57	153	129	22
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,953	2,900	2,734	711
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,437	2,080	5,108	2,495
Pioneer High Yield VCT Portfolio - Class I	186	952	1,630	652
Wanger Advisors Trust:
Wanger International	624	803	1,939	752
Wanger Select	792	1,412	4,583	2,623
Wanger USA	178	181	1,000	1,143

123

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units The changes in units outstanding were as follows:

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	9,363	10,112	(749)	13,382	35,301	(21,919)
AIM V.I. Core Equity Fund - Series I Shares	51,474	48,460	3,014	9,025	31,174	(22,149)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	22,689	25,333	(2,644)	9,223	36,184	(26,961)
Federated Insurance Series:
Federated American Leaders Fund II - Primary Shares	2,916	152,103	(149,187)	8,097	180,408	(172,311)
Federated Capital Income Fund II	7,629	45,327	(37,698)	7,605	41,767	(34,162)
Federated Equity Income Fund II	1,455	71,692	(70,237)	6,791	97,377	(90,586)
Federated Fund for U.S. Government Securities II	3,660	18,972	(15,312)	1,401	23,218	(21,817)
Federated High Income Bond Fund II - Primary Shares	426	40,532	(40,106)	1,501	55,185	(53,684)
Federated International Equity Fund II	2,823	47,374	(44,551)	1,500	29,535	(28,035)
Federated Mid Cap Growth Strategies Fund II	5,490	58,051	(52,561)	1,916	48,337	(46,421)
Federated Prime Money Fund II	72,065	85,948	(13,883)	65,999	85,185	(19,186)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	834,814	2,680,366	(1,845,552)	390,613	2,660,015	(2,269,402)
Fidelity® VIP Growth Portfolio - Initial Class	118,381	187,521	(69,140)	116,590	148,408	(31,818)
Fidelity® VIP High Income Portfolio - Initial Class	1	803	(802)	8	11,413	(11,405)
Fidelity® VIP Overseas Portfolio - Initial Class	98,365	174,185	(75,820)	152,490	141,870	10,620
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,475,694	3,637,598	(2,161,904)	628,590	3,475,198	(2,846,608)
Fidelity® VIP Index 500 Portfolio - Initial Class	76,883	319,320	(242,437)	34,205	422,444	(388,239)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,885	10,993	(9,108)	48	9,459	(9,411)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	69,244	75,338	(6,094)	54,141	84,792	(30,651)

124

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING GET Fund:
ING GET Fund - Series U	29,286	1,519,391	(1,490,105)	15,266	282,868	(267,602)
ING GET Fund - Series V	148,166	2,686,686	(2,538,520)	48,911	627,613	(578,702)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	3,733	8,238	(4,505)	13,867	46,294	(32,427)
ING American Funds Growth Portfolio	792,784	1,167,629	(374,845)	441,042	934,126	(493,084)
ING American Funds Growth-Income Portfolio	595,310	1,055,808	(460,498)	390,560	959,533	(568,973)
ING American Funds International Portfolio	865,640	1,196,281	(330,641)	663,450	1,071,035	(407,585)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	324,330	1,157,718	(833,388)	5,358,648	923,348	4,435,300
ING Evergreen Health Sciences Portfolio - Service Class	60,573	32,341	28,232	48,127	51,680	(3,553)
ING Evergreen Omega Portfolio - Institutional Class	181,498	355,300	(173,802)	109,891	421,109	(311,218)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	566,900	1,122,475	(555,575)	513,794	877,232	(363,438)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	61,421	55,027	6,394	21,855	62,711	(40,856)
ING Franklin Income Portfolio - Service Class	421,258	600,010	(178,752)	484,487	251,224	233,263
ING Franklin Mutual Shares Portfolio - Service Class	135,252	184,776	(49,524)	421,629	114,383	307,246
ING Global Real Estate Portfolio - Institutional Class	204,007	42,042	161,965	-	-	-
ING Global Real Estate Portfolio - Service Class	84,622	151,775	(67,153)	184,268	140,547	43,721
ING Global Resources Portfolio - Service Class	531,009	566,735	(35,726)	1,112,648	447,516	665,132
ING Janus Contrarian Portfolio - Service Class	48,649	22,726	25,923	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	330,835	500,208	(169,373)	594,985	366,367	228,618
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	127,532	193,737	(66,205)	247,655	182,149	65,506
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	72,598	184,100	(111,502)	47,460	244,275	(196,815)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	8,569	8,448	121	14,561	30,557	(15,996)
ING JPMorgan Value Opportunities Portfolio - Institutional Class	524,861	1,340,108	(815,247)	172,056	1,195,005	(1,022,949)
ING JPMorgan Value Opportunities Portfolio - Service Class	13,503	54,762	(41,259)	27,298	72,572	(45,274)
ING Julius Baer Foreign Portfolio - Service Class	418,585	639,381	(220,796)	457,016	518,049	(61,033)
ING Legg Mason Value Portfolio - Institutional Class	257,708	743,831	(486,123)	68,774	809,963	(741,189)

125

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Legg Mason Value Portfolio - Service Class	2,438	8,407	(5,969)	11,153	19,764	(8,611)
ING LifeStyle Aggressive Growth Portfolio - Service Class	65,929	93,526	(27,597)	160,867	86,122	74,745
ING LifeStyle Growth Portfolio - Service Class	375,594	422,777	(47,183)	291,812	359,133	(67,321)
ING LifeStyle Moderate Growth Portfolio - Service Class	457,702	830,283	(372,581)	545,786	503,793	41,993
ING LifeStyle Moderate Portfolio - Service Class	497,420	692,957	(195,537)	523,921	397,076	126,845
ING Lord Abbett Affiliated Portfolio - Institutional Class	119,621	179,210	(59,589)	684,599	60,817	623,782
ING Lord Abbett Affiliated Portfolio - Service Class	35,575	55,880	(20,305)	14,556	27,705	(13,149)
ING Marsico Growth Portfolio - Service Class	94,737	93,179	1,558	150,693	62,793	87,900
ING Marsico International Opportunities Portfolio - Service Class	291,477	486,658	(195,181)	364,438	494,394	(129,956)
ING MFS Total Return Portfolio - Institutional Class	1,274,229	3,751,296	(2,477,067)	333,789	3,222,904	(2,889,115)
ING MFS Total Return Portfolio - Service Class	29,724	38,146	(8,422)	28,934	35,103	(6,169)
ING MFS Utilities Portfolio - Service Class	107,394	138,813	(31,419)	284,917	147,333	137,584
ING Mid Cap Growth Portfolio - Service Class	2,109	19,955	(17,846)	12,208	5,531	6,677
ING Oppenheimer Main Street Portfolio® - Institutional Class	90,194	137,712	(47,518)	133,633	145,675	(12,042)
ING Oppenheimer Main Street Portfolio® - Service Class	8,660	454	8,206	2,754	10,137	(7,383)
ING PIMCO High Yield Portfolio - Service Class	72,295	121,514	(49,219)	122,579	220,885	(98,306)
ING Pioneer Equity Income Portfolio - Institutional Class	131,663	225,753	(94,090)	815,127	128,728	686,399
ING Pioneer Fund Portfolio - Institutional Class	319,611	793,165	(473,554)	251,562	666,124	(414,562)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	113,260	123,148	(9,888)	430,324	96,335	333,989
ING Pioneer Mid Cap Value Portfolio - Service Class	88,473	105,774	(17,301)	141,321	60,429	80,892
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	289,860	129,004	160,856	357,532	123,948	233,584
ING T. Rowe Price Equity Income Portfolio - Service Class	276,869	286,826	(9,957)	186,701	119,855	66,846
ING Templeton Global Growth Portfolio - Service Class	44,848	92,246	(47,398)	108,640	57,825	50,815
ING UBS U.S. Allocation Portfolio - Service Class	49,398	551,616	(502,218)	31,851	133,228	(101,377)
ING Van Kampen Capital Growth Portfolio - Institutional Class	5,562,263	1,170,047	4,392,216	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	38,785	34,919	3,866	9,836	33,519	(23,683)

126

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	232,271	5,901,672	(5,669,401)	210,252	2,068,227	(1,857,975)
ING Van Kampen Real Estate Portfolio - Service Class	169,087	145,215	23,872	293,902	232,056	61,846
ING VP Index Plus International Equity Portfolio - Institutional Class	342,220	1,087,214	(744,994)	2,794,871	205,808	2,589,063
ING VP Index Plus International Equity Portfolio - Service Class	23,405	46,680	(23,275)	343,184	1,114,810	(771,626)
ING Wells Fargo Disciplined Value Portfolio - Service Class	31,604	68,566	(36,962)	40,047	24,178	15,869
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	18,238	31,664	(13,426)	22,244	25,898	(3,654)
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	30,053	29,774	279	15,635	8,932	6,703
ING American Century Small-Mid Cap Value Portfolio - Service Class	49,253	32,956	16,297	19,215	31,775	(12,560)
ING Baron Asset Portfolio - Service Class	32,792	54,118	(21,326)	78,754	16,474	62,280
ING Baron Small Cap Growth Portfolio - Service Class	109,147	139,596	(30,449)	107,311	320,051	(212,740)
ING Columbia Small Cap Value II Portfolio - Service Class	100,634	150,467	(49,833)	49,982	213,382	(163,400)
ING Davis New York Venture Portfolio - Service Class	143,643	133,282	10,361	177,792	76,312	101,480
ING JPMorgan International Portfolio - Initial Class	115,745	2,271,300	(2,155,555)	563,357	1,309,677	(746,320)
ING JPMorgan Mid Cap Value Portfolio - Service Class	20,636	57,012	(36,376)	58,466	48,940	9,526
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	207,906	679,501	(471,595)	105,840	813,150	(707,310)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	366,974	1,377,573	(1,010,599)	383,080	479,347	(96,267)
ING Neuberger Berman Partners Portfolio - Initial Class	520,373	1,503,933	(983,560)	135,172	1,293,271	(1,158,099)
ING Neuberger Berman Partners Portfolio - Service Class	51,028	13,596	37,432	28,240	24,085	4,155
ING Neuberger Berman Regency Portfolio - Service Class	2,806	15,965	(13,159)	35,365	58,899	(23,534)
ING OpCap Balanced Value Portfolio - Service Class	7,514	72,106	(64,592)	2,252	27,929	(25,677)
ING Oppenheimer Global Portfolio - Initial Class	864,388	2,876,782	(2,012,394)	450,517	3,236,685	(2,786,168)
ING Oppenheimer Strategic Income Portfolio - Initial Class	2,075,003	3,275,379	(1,200,376)	1,224,057	1,985,345	(761,288)
ING Oppenheimer Strategic Income Portfolio - Service Class	12	139	(127)	1,773	113	1,660
ING PIMCO Total Return Portfolio - Service Class	333,457	177,217	156,240	151,061	94,546	56,515
ING Pioneer High Yield Portfolio - Initial Class	2,038,499	324,372	1,714,127	146,926	117,113	29,813

127

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	284,879	124,608	160,271	39,095	1,380	37,715
ING Solution 2025 Portfolio - Service Class	215,667	220,701	(5,034)	129,947	8,633	121,314
ING Solution 2035 Portfolio - Service Class	198,152	166,100	32,052	89,549	850	88,699
ING Solution 2045 Portfolio - Service Class	136,159	139,593	(3,434)	108,922	27,785	81,137
ING Solution Income Portfolio - Service Class	80,477	47,124	33,353	117,663	44,742	72,921
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	526,043	1,274,943	(748,900)	226,069	1,586,212	(1,360,143)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	141,950	491,769	(349,819)	127,580	508,074	(380,494)
ING Templeton Foreign Equity Portfolio - Initial Class	3,810,092	898,839	2,911,253	-	-	-
ING Templeton Foreign Equity Portfolio - Service Class	16,208	136,914	(120,706)	169,488	112,652	56,836
ING Thornburg Value Portfolio - Initial Class	218,137	634,560	(416,423)	303,651	587,901	(284,250)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	212,690	620,217	(407,527)	221,690	657,525	(435,835)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	897	4,471	(3,574)	10,604	10,055	549
ING Van Kampen Comstock Portfolio - Service Class	25,861	53,329	(27,468)	14,908	55,793	(40,885)
ING Van Kampen Equity and Income Portfolio - Initial Class	1,386,209	3,337,397	(1,951,188)	357,620	2,996,710	(2,639,090)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	79,605	191,703	(112,098)	113,738	203,337	(89,599)
ING VP Strategic Allocation Growth Portfolio - Class I	291,790	296,694	(4,904)	83,158	167,536	(84,378)
ING VP Strategic Allocation Moderate Portfolio - Class I	99,048	222,583	(123,535)	108,444	379,725	(271,281)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	3,552,279	4,068,096	(515,817)	435,597	2,784,118	(2,348,521)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	95,732	1,355,305	(1,259,573)	581	255,761	(255,180)
ING GET U.S. Core Portfolio - Series 2	64,401	630,571	(566,170)	3,199	291,115	(287,916)
ING GET U.S. Core Portfolio - Series 3	148,653	678,099	(529,446)	18,168	565,748	(547,580)
ING GET U.S. Core Portfolio - Series 4	82,905	199,364	(116,459)	23,370	128,489	(105,119)
ING GET U.S. Core Portfolio - Series 5	36,058	83,456	(47,398)	18,684	96,447	(77,763)
ING GET U.S. Core Portfolio - Series 6	54,952	662,633	(607,681)	33,445	1,105,442	(1,071,997)

128

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 7	74,649	605,594	(530,945)	15,322	927,741	(912,419)
ING GET U.S. Core Portfolio - Series 8	6,622	306,336	(299,714)	7,998	1,199,137	(1,191,139)
ING GET U.S. Core Portfolio - Series 9	4,208	289,438	(285,230)	50,840	831,056	(780,216)
ING GET U.S. Core Portfolio - Series 10	16,730	295,504	(278,774)	11,509	774,982	(763,473)
ING GET U.S. Core Portfolio - Series 11	1,370	301,967	(300,597)	543,199	1,253,937	(710,738)
ING GET U.S. Core Portfolio - Series 12	1,882,165	3,654,875	(1,772,710)	131,675	786,436	(654,761)
ING GET U.S. Core Portfolio - Series 13	1,903,461	3,264,066	(1,360,605)	54,630	1,257,075	(1,202,445)
ING GET U.S. Core Portfolio - Series 14	134,462	595,067	(460,605)	3,038,184	545,461	2,492,723
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	375,560	958,813	(583,253)	932,855	1,013,946	(81,091)
ING International Index Portfolio - Class I	35,557	25	35,532	-	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class I	35,241	25,813	9,428	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	144,195	384,305	(240,110)	115,548	448,627	(333,079)
ING Opportunistic Large Cap Value Portfolio - Class I	40,246	103,713	(63,467)	16,168	149,372	(133,204)
ING Opportunistic Large Cap Value Portfolio - Class S	24,842	53,948	(29,106)	1,694	38,543	(36,849)
ING Russell™ Large Cap Index Portfolio - Class I	99,969	3,589	96,380	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	12,024	7,092	4,932	-	-	-
ING Russell™ Small Cap Index Portfolio - Class I	14,079	9,007	5,072	-	-	-
ING VP Index Plus LargeCap Portfolio - Class I	2,664,957	4,441,285	(1,776,328)	3,392,724	2,771,850	620,874
ING VP Index Plus MidCap Portfolio - Class I	56,762	135,835	(79,073)	62,406	180,286	(117,880)
ING VP Index Plus SmallCap Portfolio - Class I	43,798	106,597	(62,799)	49,813	153,934	(104,121)
ING VP Small Company Portfolio - Class I	361,534	987,127	(625,593)	136,424	921,226	(784,802)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	74,238	128,503	(54,265)	50,215	26,778	23,437
ING VP High Yield Bond Portfolio - Class I	340,861	2,613,728	(2,272,867)	444,433	1,276,390	(831,957)
ING VP International Value Portfolio - Class I	124,856	131,674	(6,818)	150,047	205,935	(55,888)
ING VP MidCap Opportunities Portfolio - Class I	44,028	46,805	(2,777)	31,189	8,492	22,697
ING VP MidCap Opportunities Portfolio - Class S	187,520	384,593	(197,073)	19,528	228,625	(209,097)

129

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Products Trust (continued):
ING VP Real Estate Portfolio - Class I	35,581	119,223	(83,642)	87,335	245,850	(158,515)
ING VP SmallCap Opportunities Portfolio - Class I	53,788	27,819	25,969	42,473	26,939	15,534
ING VP SmallCap Opportunities Portfolio - Class S	124,585	269,185	(144,600)	33,368	197,601	(164,233)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	429,348	1,846,534	(1,417,186)	333,493	1,598,025	(1,264,532)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	3,371,594	2,833,690	537,904	829,742	1,777,773	(948,031)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	16,497,663	16,723,037	(225,374)	10,574,773	12,988,629	(2,413,856)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	127	(127)	-	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	411	(411)	-	-	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	-	2	(2)	2	2	-
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	7	180	(173)	-	6	(6)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	-	152	(152)	3,231	3,231	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	62,246	114,324	(52,078)	43,479	75,764	(32,285)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	213	(213)	-	103	(103)
Oppenheimer Main Street Fund®/VA	13,455	13,761	(306)	7,338	4,113	3,225
Oppenheimer Main Street Small Cap Fund®/VA	6,905	6,669	236	8,750	15,720	(6,970)
Oppenheimer Mid Cap Fund/VA	5,708	15,287	(9,579)	10,834	1,716	9,118
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	415,801	266,627	149,174	223,523	63,990	159,533
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	235,013	264,415	(29,402)	441,429	216,512	224,917
Pioneer High Yield VCT Portfolio - Class I	19,880	99,561	(79,681)	131,821	53,879	77,942

130

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Wanger Advisors Trust:
Wanger International	64,931	104,899	(39,968)	192,147	80,589	111,558
Wanger Select	70,554	124,853	(54,299)	291,394	164,811	126,583
Wanger USA	15,180	18,603	(3,423)	65,094	76,202	(11,108)

131

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9. Unit Summary A summary of units outstanding at December 31, 2008 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	6,814.980	$7.24 to $8.13	$ 52,533
Contracts in accumulation period:
Non-Qualified V	9,032.624	6.54	59,073
Non-Qualified V (0.75)	59,392.153	6.86	407,430
Non-Qualified IX	559.094	6.38	3,567
Non-Qualified XII	10.025	6.83	68
Non-Qualified XXIII	82.599	6.88	568

	75,891.475		$ 523,239

AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	26,129.811	$9.28 to $9.77	$ 254,981
Contracts in accumulation period:
Non-Qualified V	47,823.596	7.33	350,547
Non-Qualified V (0.75)	54,586.208	7.70	420,314
Non-Qualified IX	1,815.444	7.16	12,999
Non-Qualified XII	15.214	7.66	117
Non-Qualified XX	2,838.106	11.44	32,468
Non-Qualified XXIII	1,635.449	7.51	12,282

	134,843.828		$ 1,083,708

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	3,725.102	$ 16.77	$ 62,470
Non-Qualified V (0.75)	24,307.359	17.89	434,859
Non-Qualified VII	41,802.219	9.25	386,671
Non-Qualified VIII	30,521.367	9.41	287,206
Non-Qualified XXIII	130.828	7.49	980

	100,486.875		$ 1,172,186

Federated American Leaders Fund II - Primary Shares
Currently payable annuity contracts:	1,320.611	$ 17.90	$ 23,639
Contracts in accumulation period:
Non-Qualified VII	498,599.186	17.54	8,745,430
Non-Qualified VIII	105.031	12.77	1,341

	500,024.828		$ 8,770,410

Federated Capital Income Fund II
Currently payable annuity contracts:	454.273	$ 13.57	$ 6,164
Contracts in accumulation period:
Non-Qualified VII	111,556.224	13.30	1,483,698
Non-Qualified VIII	59.440	11.19	665

	112,069.937		$ 1,490,527

Federated Equity Income Fund II
Currently payable annuity contracts:	6,445.162	$ 10.10	$ 65,096
Contracts in accumulation period:
Non-Qualified VII	198,676.488	11.72	2,328,488

	205,121.650		$ 2,393,584

132

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	108,714.569	$ 17.62	$ 1,915,551

Federated High Income Bond Fund II - Primary Shares
Currently payable annuity contracts:	1,850.253	$ 14.86	$ 27,495
Contracts in accumulation period:
Non-Qualified VII	237,685.133	14.56	3,460,696
	239,535.386		$ 3,488,191

Federated International Equity Fund II
Currently payable annuity contracts:	973.437	$ 11.80	$ 11,487
Contracts in accumulation period:
Non-Qualified VII	118,582.533	$ 11.56	$ 1,370,814
Non-Qualified VIII	115.762	10.79	1,249
	119,671.732		$ 1,383,550

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	154,203.276	$ 16.47	$ 2,539,728

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	127,857.796	$ 13.66	$ 1,746,537

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	218,531.912	$ 15.05	$ 3,288,905
Non-Qualified V (0.75)	522,945.977	16.05	8,393,283
Non-Qualified VII	1,240,836.279	17.76	22,037,252
Non-Qualified VIII	296,765.646	12.91	3,831,244
Non-Qualified IX	15,631.279	14.61	228,373
Non-Qualified X	22,407.392	15.05	337,231
Non-Qualified XII	6,415.382	9.13	58,572
Non-Qualified XIII	939,281.381	8.83	8,293,855
Non-Qualified XIV	1,181,565.058	8.55	10,102,381
Non-Qualified XV	325,452.996	8.42	2,740,314
Non-Qualified XVI	71,254.311	8.06	574,310
Non-Qualified XVIII	23,444.322	7.76	181,928
Non-Qualified XIX	107,850.452	7.86	847,705
Non-Qualified XX	8,693.888	9.56	83,114
Non-Qualified XXIII	21,845.892	6.88	150,300
	5,002,922.167		$ 61,148,767

133

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	172,394.456	$ 12.40	$ 2,137,691
Non-Qualified V (0.75)	410,859.041	13.22	5,431,557
Non-Qualified IX	10,151.713	12.04	122,227
Non-Qualified X	3,860.315	12.40	47,868
Non-Qualified XII	9,783.583	7.96	77,877
Non-Qualified XX	2,509.773	9.12	22,889
Non-Qualified XXIII	17,677.602	6.28	111,015
	627,236.483		$ 7,951,124

Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	7,653.841	$7.93 to $9.16	$ 69,353

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	102,747.728	$ 13.32	$ 1,368,600
Non-Qualified V (0.75)	216,495.215	14.20	3,074,232
Non-Qualified IX	1,466.175	12.93	18,958
Non-Qualified X	47.335	13.32	631
Non-Qualified XII	708.906	9.86	6,990
Non-Qualified XX	6,270.839	12.09	75,814
Non-Qualified XXIII	5,899.920	6.59	38,880
	333,636.118		$ 4,584,105

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	381,493.065	$ 21.06	$ 8,034,244
Non-Qualified V (0.75)	951,230.410	22.46	21,364,635
Non-Qualified VII	1,298,211.980	22.97	29,819,929
Non-Qualified VIII	265,541.722	18.65	4,952,353
Non-Qualified IX	20,494.816	20.45	419,119
Non-Qualified X	12,124.733	21.06	255,347
Non-Qualified XII	38,020.915	12.48	474,501
Non-Qualified XIII	1,453,753.760	11.58	16,834,469
Non-Qualified XIV	1,579,285.113	11.22	17,719,579
Non-Qualified XV	526,260.067	11.04	5,809,911
Non-Qualified XVI	163,490.357	8.75	1,430,541
Non-Qualified XVIII	26,248.588	8.43	221,276
Non-Qualified XIX	148,804.872	8.53	1,269,306
Non-Qualified XX	43,318.320	11.90	515,488
Non-Qualified XXII	2,364.468	7.24	17,119
Non-Qualified XXIII	59,360.430	6.89	408,993
	6,970,003.616		$ 109,546,810

134

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	1,122,989.089	$ 16.88	$ 18,956,056
Non-Qualified VIII	193,845.624	14.27	2,766,177
	1,316,834.713		$ 21,722,233

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	52,014.595	$ 16.84	$ 875,926

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	43,595.050	$ 11.64	$ 507,446
Non-Qualified V (0.75)	171,051.686	12.08	2,066,304
Non-Qualified IX	3,125.591	11.43	35,726
Non-Qualified XII	3,563.841	12.04	42,909
Non-Qualified XX	2,663.798	11.80	31,433
Non-Qualified XXIII	6,396.473	7.04	45,031
	230,396.439		$ 2,728,849

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	5,386.091	$ 7.26	$ 39,103
Non-Qualified V (0.75)	1,816.788	7.40	13,444
Non-Qualified IX	1,604.149	7.19	11,534
	8,807.028		$ 64,081

ING American Funds Growth Portfolio
Currently payable annuity contracts:	184,325.130	$ 7.74	$ 1,426,677
Contracts in accumulation period:
Non-Qualified XIII	458,590.249	7.98	3,659,550
Non-Qualified XIV	501,572.010	7.88	3,952,387
Non-Qualified XV	294,458.398	7.83	2,305,609
Non-Qualified XVI	49,001.575	7.81	382,702
Non-Qualified XVIII	18,184.243	7.67	139,473
Non-Qualified XIX	87,249.504	7.72	673,566
	1,593,381.109		$ 12,539,964

ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:	205,051.450	$ 7.57	$ 1,552,239
Contracts in accumulation period:
Non-Qualified XIII	359,054.064	7.78	2,793,441
Non-Qualified XIV	529,158.699	7.68	4,063,939
Non-Qualified XV	311,713.559	7.64	2,381,492
Non-Qualified XVI	43,472.374	7.62	331,259
Non-Qualified XVIII	17,710.844	7.48	132,477
Non-Qualified XIX	21,824.629	7.52	164,121
	1,487,985.619		$ 11,418,968

135

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds International Portfolio
Currently payable annuity contracts:	152,399.758	$ 9.76	$ 1,487,422
Contracts in accumulation period:
Non-Qualified XIII	350,045.239	10.04	3,514,454
Non-Qualified XIV	526,282.381	9.91	5,215,458
Non-Qualified XV	215,649.837	9.85	2,124,151
Non-Qualified XVI	37,769.091	9.83	371,270
Non-Qualified XVIII	14,523.131	9.65	140,148
Non-Qualified XIX	59,882.315	9.71	581,457
	1,356,551.752		$ 13,434,360

ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	279,414.529	$5.90 to $5.94	$ 1,648,648
Contracts in accumulation period:
Non-Qualified V	168,582.959	6.27	1,057,015
Non-Qualified V (0.75)	230,496.842	6.33	1,459,045
Non-Qualified VII	878,643.315	5.88	5,166,423
Non-Qualified VIII	99,889.642	5.90	589,349
Non-Qualified IX	3,982.024	6.24	24,848
Non-Qualified X	12,301.892	6.28	77,256
Non-Qualified XII	4,131.315	6.32	26,110
Non-Qualified XIII	663,377.718	5.93	3,933,830
Non-Qualified XIV	896,771.361	5.90	5,290,951
Non-Qualified XV	322,430.189	5.88	1,895,890
Non-Qualified XVI	7,628.321	5.88	44,855
Non-Qualified XVIII	7,514.772	5.83	43,811
Non-Qualified XIX	17,097.031	5.85	100,018
Non-Qualified XX	888.216	6.31	5,605
Non-Qualified XXIII	8,762.284	7.15	62,650
	3,601,912.410		$ 21,426,304

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	10,099.069	$ 9.52	$ 96,143
Non-Qualified V (0.75)	58,040.788	9.69	562,415
Non-Qualified XII	288.733	9.68	2,795
Non-Qualified XX	499.943	9.62	4,809
	68,928.533		$ 666,162

ING Evergreen Omega Portfolio - Institutional Class
Currently payable annuity contracts:	73,964.193	$8.58 to $8.96	$ 662,537
Contracts in accumulation period:
Non-Qualified VII	272,891.421	8.40	2,292,288
Non-Qualified VIII	3,024.391	8.44	25,526
Non-Qualified XIII	132,881.072	9.51	1,263,699
Non-Qualified XIV	178,914.627	9.40	1,681,797
Non-Qualified XV	83,157.056	9.35	777,518
Non-Qualified XVI	11,705.331	9.33	109,211
Non-Qualified XVIII	12,253.193	9.18	112,484
Non-Qualified XIX	4,285.672	9.23	39,557
	773,076.956		$ 6,964,617

136

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Currently payable annuity contracts:	182,307.133	$ 6.79	$ 1,237,865
Contracts in accumulation period:
Non-Qualified VII	482,506.058	6.71	3,237,616
Non-Qualified VIII	159,918.174	6.74	1,077,848
Non-Qualified XIII	483,580.468	6.79	3,283,511
Non-Qualified XIV	466,426.591	6.74	3,143,715
Non-Qualified XV	167,234.250	6.71	1,122,142
Non-Qualified XVI	31,306.737	6.70	209,755
Non-Qualified XVIII	13,867.227	6.62	91,801
Non-Qualified XIX	26,200.965	6.65	174,236
	2,013,347.603		$ 13,578,489

ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	19,668.384	$ 8.88	$ 174,655
Non-Qualified V (0.75)	62,805.972	9.04	567,766
Non-Qualified IX	1,178.686	8.80	10,372
Non-Qualified XII	3,167.125	9.03	28,599
Non-Qualified XX	3,790.622	8.98	34,040
	90,610.789		$ 815,432

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	129,483.284	$ 7.81	$ 1,011,264
Non-Qualified XIV	177,286.236	7.74	1,372,195
Non-Qualified XV	83,209.647	7.71	641,546
Non-Qualified XVI	18,898.531	7.70	145,519
Non-Qualified XVIII	1,462.380	7.61	11,129
Non-Qualified XIX	39,316.298	7.64	300,377
	449,656.376		$ 3,482,030

ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	81,917.928	$ 7.35	$ 602,097
Non-Qualified XIV	115,203.618	7.31	842,138
Non-Qualified XV	33,368.171	7.29	243,254
Non-Qualified XVI	7,351.285	7.29	53,591
Non-Qualified XVIII	2,896.342	7.23	20,941
Non-Qualified XIX	16,984.308	7.25	123,136
	257,721.652		$ 1,885,157

ING Global Real Estate Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	14,266.615	$ 6.70	$ 95,586
Non-Qualified V (0.75)	136,534.887	6.71	916,149
Non-Qualified IX	2,303.447	6.69	15,410
Non-Qualified XII	8,860.365	6.71	59,453
	161,965.314		$ 1,086,598

137

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	64,669.562	$ 7.30	$ 472,088
Non-Qualified XIV	27,092.830	7.24	196,152
Non-Qualified XV	11,943.172	7.21	86,110
Non-Qualified XVI	1,939.031	7.20	13,961
Non-Qualified XVIII	6,731.429	7.11	47,860
Non-Qualified XIX	12,029.181	7.14	85,888
	124,405.205		$ 902,059

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	125,599.421	$ 7.84	$ 984,699
Non-Qualified V (0.75)	369,260.741	7.93	2,928,238
Non-Qualified VII	53,619.571	8.25	442,361
Non-Qualified IX	9,097.513	7.80	70,961
Non-Qualified X	2,442.579	7.84	19,150
Non-Qualified XII	6,839.549	7.92	54,169
Non-Qualified XIII	80,820.105	7.68	620,698
Non-Qualified XIV	72,901.710	7.62	555,511
Non-Qualified XV	34,320.183	7.59	260,490
Non-Qualified XVI	8,357.521	7.58	63,350
Non-Qualified XVIII	1,317.056	7.49	9,865
Non-Qualified XIX	13,575.741	7.52	102,090
Non-Qualified XX	2,664.193	7.89	21,020
Non-Qualified XXIII	10,615.689	6.20	65,817
	791,431.572		$ 6,198,419

ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,924.475	$ 5.33	$ 20,917
Non-Qualified V (0.75)	16,053.789	5.35	85,888
Non-Qualified XII	5,944.656	5.35	31,804
	25,922.920		$ 138,609

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	184,178.062	$ 9.71	$ 1,788,369
Non-Qualified VIII	34,089.027	9.76	332,709
Non-Qualified XIII	57,318.042	7.60	435,617
Non-Qualified XIV	67,866.288	7.53	511,033
Non-Qualified XV	22,987.381	7.50	172,405
Non-Qualified XVI	5,219.230	7.49	39,092
Non-Qualified XVIII	2,808.601	7.40	20,784
Non-Qualified XIX	3,795.704	7.43	28,202
	378,262.335		$ 3,328,211

138

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	29,472.647	$ 11.83	$ 348,661
Non-Qualified V (0.75)	297,377.148	12.05	3,583,395
Non-Qualified IX	16,919.230	11.72	198,293
Non-Qualified XII	983.841	12.03	11,836
Non-Qualified XX	2,997.880	11.96	35,855
Non-Qualified XXIII	1,018.395	5.87	5,978
	348,769.141		$ 4,184,018

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	79,400.071	$ 9.00	$ 714,601
Non-Qualified XIV	87,643.869	8.90	780,030
Non-Qualified XV	26,913.852	8.85	238,188
Non-Qualified XVI	5,308.755	8.84	46,929
Non-Qualified XVIII	2,397.407	8.69	20,833
Non-Qualified XIX	13,579.323	8.74	118,683
	215,243.277		$ 1,919,264

ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	1,028.127	$ 8.74	$ 8,986
Non-Qualified V (0.75)	10,289.476	8.90	91,576
Non-Qualified XXIII	138.083	7.37	1,018
	11,455.686		$ 101,580

ING JPMorgan Value Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	572,239.984	$ 7.52	$ 4,303,245
Non-Qualified XIV	575,866.352	7.44	4,284,446
Non-Qualified XV	177,034.556	7.39	1,308,285
Non-Qualified XVI	31,740.378	7.38	234,244
Non-Qualified XVIII	11,943.817	7.26	86,712
Non-Qualified XIX	49,130.171	7.30	358,650
	1,417,955.258		$ 10,575,582

ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified VII	187,812.343	$ 7.32	$ 1,374,786
Non-Qualified VIII	6,980.878	7.36	51,379
	194,793.221		$ 1,426,165

139

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,474.666	$ 10.87	$ 222,560
Non-Qualified V (0.75)	355,789.753	11.13	3,959,940
Non-Qualified IX	745.722	10.75	8,017
Non-Qualified XIII	213,965.036	7.00	1,497,755
Non-Qualified XIV	124,683.988	6.94	865,307
Non-Qualified XV	57,593.559	6.91	397,971
Non-Qualified XVI	6,055.509	6.90	41,783
Non-Qualified XVIII	2,737.170	6.82	18,668
Non-Qualified XIX	11,863.177	6.85	81,263
Non-Qualified XX	2,860.869	11.02	31,527
Non-Qualified XXIII	4,762.462	6.60	31,432
	801,531.911		$ 7,156,223

ING Legg Mason Value Portfolio - Institutional Class
Currently payable annuity contracts:	126,483.331	$ 5.10	$ 645,065
Contracts in accumulation period:
Non-Qualified XIII	371,902.749	5.02	1,866,952
Non-Qualified XIV	605,216.264	4.96	3,001,873
Non-Qualified XV	234,564.039	4.93	1,156,401
Non-Qualified XVI	29,354.205	4.92	144,423
Non-Qualified XVIII	4,029.124	4.83	19,461
Non-Qualified XIX	37,239.730	4.86	180,985
	1,408,789.442		$ 7,015,160

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,823.613	$ 4.93	$ 13,920
Non-Qualified V (0.75)	28,733.783	5.02	144,244
Non-Qualified XX	737.238	4.99	3,679
	32,294.634		$ 161,843

ING LifeStyle Aggressive Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	33,991.884	$ 7.30	$ 248,141
Non-Qualified XIV	66,689.035	7.23	482,162
Non-Qualified XV	15,928.414	7.19	114,525
Non-Qualified XVI	28,087.809	7.18	201,670
Non-Qualified XVIII	152.083	7.07	1,075
Non-Qualified XIX	2,879.355	7.10	20,443
	147,728.580		$ 1,068,016

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	205,021.801	$ 7.74	$ 1,586,869
Non-Qualified XIV	177,663.786	7.66	1,360,905
Non-Qualified XV	140,799.033	7.62	1,072,889
Non-Qualified XVI	46,179.774	7.61	351,428
Non-Qualified XVIII	1,968.355	7.49	14,743
Non-Qualified XIX	51,840.724	7.53	390,361
	623,473.473		$ 4,777,195

140

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	314,213.965	$ 8.17	$ 2,567,128
Non-Qualified XIV	323,026.967	8.09	2,613,288
Non-Qualified XV	105,804.102	8.05	851,723
Non-Qualified XVI	72,962.486	8.03	585,889
Non-Qualified XVIII	16,891.144	7.91	133,609
Non-Qualified XIX	30,896.526	7.95	245,627
	863,795.190		$ 6,997,264

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	180,759.936	$ 8.65	$ 1,563,573
Non-Qualified XIV	314,370.117	8.56	2,691,008
Non-Qualified XV	144,803.734	8.51	1,232,280
Non-Qualified XVI	150,258.112	8.50	1,277,194
Non-Qualified XVIII	11,580.545	8.37	96,929
Non-Qualified XIX	53,906.430	8.41	453,353
	855,678.874		$ 7,314,337

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	73,714.587	$ 6.99	$ 515,265
Non-Qualified V (0.75)	479,053.201	7.08	3,391,697
Non-Qualified IX	1,960.618	6.94	13,607
Non-Qualified XII	5,019.594	7.07	35,489
Non-Qualified XX	2,998.565	7.04	21,110
Non-Qualified XXIII	5,608.723	7.65	42,907
	568,355.288		$ 4,020,075

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	16,248.862	$ 7.01	$ 113,905
Non-Qualified XIV	30,935.517	6.96	215,311
Non-Qualified XV	17,250.792	6.93	119,548
Non-Qualified XVI	647.402	6.92	4,480
Non-Qualified XIX	664.423	6.86	4,558
	65,746.996		$ 457,802

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,924.478	$ 7.84	$ 54,288
Non-Qualified V (0.75)	88,941.572	7.99	710,643
Non-Qualified XII	3,143.639	7.97	25,055
Non-Qualified XIII	31,529.015	6.76	213,136
Non-Qualified XIV	24,092.434	6.71	161,660
Non-Qualified XV	6,117.548	6.68	40,865
Non-Qualified XVI	4,736.307	6.67	31,591
Non-Qualified XIX	6,150.923	6.61	40,658
Non-Qualified XXIII	1,022.894	7.09	7,252
	172,658.810		$ 1,285,148

141

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	20,092.469	$ 9.04	$ 181,636
Non-Qualified V (0.75)	115,129.584	9.21	1,060,343
Non-Qualified VII	191,859.521	6.32	1,212,552
Non-Qualified VIII	12,666.299	6.35	80,431
Non-Qualified XII	3,167.371	9.19	29,108
Non-Qualified IX	2,608.173	8.96	23,369
Non-Qualified XIII	97,676.670	9.14	892,765
Non-Qualified XIV	131,109.844	9.04	1,185,233
Non-Qualified XV	25,014.278	8.99	224,878
Non-Qualified XVI	10,113.816	8.97	90,721
Non-Qualified XVIII	5,282.854	8.82	46,595
Non-Qualified XIX	11,044.033	8.87	97,961
Non-Qualified XX	1,285.592	9.14	11,750
Non-Qualified XXIII	127.188	6.02	766
	627,177.692		$ 5,138,108

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	1,184,444.845	$ 9.10	$ 10,778,448
Non-Qualified VIII	307,355.968	9.15	2,812,307
Non-Qualified XIII	1,439,660.294	9.25	13,316,858
Non-Qualified XIV	1,615,945.177	9.15	14,785,898
Non-Qualified XV	527,575.292	9.10	4,800,935
Non-Qualified XVI	141,639.520	9.08	1,286,087
Non-Qualified XVIII	28,206.968	8.93	251,888
Non-Qualified XIX	89,964.198	8.98	807,879
	5,334,792.262		$ 48,840,300

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	11,331.793	$ 10.96	$ 124,196
Non-Qualified V (0.75)	83,774.306	11.28	944,974
Non-Qualified IX	681.264	11.26	7,671
Non-Qualified XII	4,241.851	11.24	47,678
Non-Qualified XX	1,625.798	11.15	18,128
Non-Qualified XXIII	1,261.400	8.43	10,634
	102,916.412		$ 1,153,281

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	30,144.324	$ 11.41	$ 343,947
Non-Qualified V (0.75)	143,479.137	11.62	1,667,228
Non-Qualified IX	1,861.530	11.30	21,035
Non-Qualified XII	1,112.678	11.60	12,907
Non-Qualified XX	9,389.154	11.53	108,257
Non-Qualified XXIII	1,133.375	6.96	7,888
	187,120.198		$ 2,161,262

142

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Institutional
Class
Currently payable annuity contracts:	28,754.197	$6.90 to $7.63	$ 205,562
Contracts in accumulation period:
Non-Qualified VII	29,213.674	7.83	228,743
Non-Qualified VIII	4,006.374	7.88	31,570
Non-Qualified XIII	35,879.213	7.97	285,957
Non-Qualified XIV	45,373.001	7.88	357,539
Non-Qualified XV	15,163.342	7.83	118,729
Non-Qualified XVI	5,807.269	7.82	45,413
Non-Qualified XVIII	9,735.077	7.69	74,863
Non-Qualified XIX	12,845.012	7.73	99,292
	186,777.159		$ 1,447,668

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Non-Qualified V	700.830	$ 7.77	$ 5,445
Non-Qualified V (0.75)	13,454.325	7.91	106,424
	14,155.155		$ 111,869

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	5,888.959	$ 8.77	$ 51,646
Non-Qualified V (0.75)	59,201.202	8.93	528,667
Non-Qualified VII	129,370.494	8.74	1,130,698
Non-Qualified VIII	2,328.498	8.79	20,468
Non-Qualified XII	97.306	8.91	867
Non-Qualified XXIII	1,931.554	8.00	15,452
	198,818.013		$ 1,747,798

ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	152,126.065	$ 6.29	$ 956,873
Non-Qualified V (0.75)	402,658.027	6.37	2,564,932
Non-Qualified IX	3,611.035	6.25	22,569
Non-Qualified XII	15,947.712	6.36	101,427
Non-Qualified XX	14,118.129	6.34	89,509
Non-Qualified XXIII	3,848.383	7.70	29,633
	592,309.351		$ 3,764,943

ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	220,010.641	$7.77 to $8.55	$ 1,879,676
Contracts in accumulation period:
Non-Qualified V	11,544.521	7.26	83,813
Non-Qualified V (0.75)	19,481.673	7.36	143,385
Non-Qualified XIII	276,102.134	8.64	2,385,522
Non-Qualified XIV	419,246.145	8.55	3,584,555
Non-Qualified XV	194,517.393	8.50	1,653,398
Non-Qualified XVI	4,047.657	8.49	34,365
Non-Qualified XVIII	8,421.624	8.34	70,236
Non-Qualified XIX	36,417.890	8.39	305,546
	1,189,789.678		$ 10,140,496

143

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	38,919.038	$ 7.33	$ 285,277
Non-Qualified V (0.75)	245,457.081	7.43	1,823,746
Non-Qualified IX	8,022.146	7.28	58,401
Non-Qualified XII	17,350.926	7.42	128,744
Non-Qualified XX	7,490.384	7.39	55,354
Non-Qualified XXIII	10,279.295	7.46	76,684
	327,518.870		$ 2,428,206

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	46,011.803	$ 7.32	$ 336,806
Non-Qualified XIV	33,526.559	7.26	243,403
Non-Qualified XV	8,922.629	7.23	64,511
Non-Qualified XVI	3,592.346	7.22	25,937
Non-Qualified XVIII	1,517.293	7.14	10,833
Non-Qualified XIX	2,614.524	7.16	18,720
	96,185.154		$ 700,210

ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	182,397.191	$ 9.14	$ 1,667,110
Non-Qualified V (0.75)	610,140.668	9.30	5,674,308
Non-Qualified IX	19,591.524	9.05	177,303
Non-Qualified XII	9,425.698	9.29	87,565
Non-Qualified XX	35,283.367	9.24	326,018
Non-Qualified XXIII	4,001.369	7.59	30,370
	860,839.817		$ 7,962,674

ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	53,532.855	$ 10.78	$ 577,084
Non-Qualified V (0.75)	190,851.757	11.09	2,116,546
Non-Qualified IX	245.540	11.30	2,775
Non-Qualified XIII	65,793.912	7.20	473,716
Non-Qualified XIV	89,802.966	7.14	641,193
Non-Qualified XV	30,564.210	7.11	217,312
Non-Qualified XVI	25,099.396	7.10	178,206
Non-Qualified XVIII	509.625	7.02	3,578
Non-Qualified XIX	7,476.279	7.05	52,708
Non-Qualified XX	10,489.749	10.96	114,968
Non-Qualified XXII	1,436.897	7.30	10,489
	475,803.186		$ 4,388,575

144

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	10,163.553	$ 6.76	$ 68,706
Non-Qualified XIV	20,252.169	6.70	135,690
Non-Qualified XV	9,758.565	6.67	65,090
Non-Qualified XVI	7,281.168	6.66	48,493
Non-Qualified XVIII	3,868.299	6.58	25,453
Non-Qualified XIX	14,306.982	6.61	94,569
	65,630.736		$ 438,001

ING Van Kampen Capital Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	70,169.265	$ 5.36	$ 376,107
Contracts in accumulation period:
Non-Qualified V	1,237.913	5.51	6,821
Non-Qualified V (0.75)	46,840.307	5.53	259,027
Non-Qualified VII	1,867,415.640	5.36	10,009,348
Non-Qualified VIII	244,332.582	5.36	1,309,623
Non-Qualified XIII	882,336.689	5.37	4,738,148
Non-Qualified XIV	885,064.394	5.36	4,743,945
Non-Qualified XV	288,004.748	5.36	1,543,705
Non-Qualified XVI	35,095.483	5.36	188,112
Non-Qualified XVIII	15,869.582	5.34	84,744
Non-Qualified XIX	55,848.979	5.35	298,792
	4,392,215.582		$ 23,558,372

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	21,054.234	$ 8.58	$ 180,645
Non-Qualified V (0.75)	70,978.678	8.74	620,354
Non-Qualified IX	2,831.919	8.50	24,071
Non-Qualified XXIII	1,259.391	7.78	9,798
	96,124.222		$ 834,868

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	16,106.007	$ 6.07	$ 97,763
Non-Qualified V (0.75)	147,199.717	6.15	905,278
Non-Qualified IX	1,203.264	6.03	7,256
Non-Qualified XII	5,498.339	6.14	33,760
Non-Qualified XX	2,862.275	6.12	17,517
Non-Qualified XXIII	412.880	6.43	2,655
	173,282.482		$ 1,064,229

145

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity Portfolio -
Institutional Class
Currently payable annuity contracts:	214,391.352	$5.23 to $5.26	$ 1,121,453
Contracts in accumulation period:
Non-Qualified V	13,631.032	5.31	72,381
Non-Qualified V (0.75)	154,959.803	5.34	827,485
Non-Qualified VII	656,284.815	5.34	3,504,561
Non-Qualified VIII	110,844.647	5.35	593,019
Non-Qualified XII	9,596.375	5.34	51,245
Non-Qualified XIII	274,088.709	5.37	1,471,856
Non-Qualified XIV	267,012.873	5.35	1,428,519
Non-Qualified XV	93,609.768	5.34	499,876
Non-Qualified XVI	23,531.644	5.34	125,659
Non-Qualified XVIII	8,588.431	5.31	45,605
Non-Qualified XIX	16,250.461	5.32	86,452
Non-Qualified XX	967.602	5.33	5,157
Non-Qualified XXIII	312.811	6.55	2,049
	1,844,070.323		$ 9,835,317

ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	11,141.615	$ 6.44	$ 71,752
Non-Qualified V (0.75)	74,360.778	6.53	485,576
Non-Qualified VII	4,266.309	6.44	27,475
Non-Qualified XX	777.290	6.49	5,045
Non-Qualified XXIII	1,498.546	6.56	9,830
	92,044.538		$ 599,678

ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	595.027	$ 6.73	$ 4,005
Non-Qualified XIII	6,567.253	6.65	43,672
Non-Qualified XIV	7,268.308	6.60	47,971
Non-Qualified XV	2,760.793	6.57	18,138
Non-Qualified XVI	1,237.117	6.56	8,115
Non-Qualified XIX	230.078	6.51	1,498
	18,658.576		$ 123,399

ING American Century Large Company Value Portfolio
- Service Class
Contracts in accumulation period:
Non-Qualified V	4,171.760	$ 7.82	$ 32,623
Non-Qualified V (0.75)	16,586.716	8.09	134,187
Non-Qualified XXIII	409.195	7.38	3,020
	21,167.671		$ 169,830

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	9,419.426	$ 10.94	$ 103,049
Non-Qualified V (0.75)	90,747.121	11.32	1,027,257
Non-Qualified IX	647.078	10.76	6,963
Non-Qualified XX	4,900.430	12.82	62,824
	105,714.055		$ 1,200,093

146

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,843.875	$ 6.32	$ 11,653
Non-Qualified V (0.75)	39,559.728	6.40	253,182
Non-Qualified XX	121.799	6.37	776
Non-Qualified XXIII	88.693	6.83	606
	41,614.095		$ 266,217

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	37,552.978	$ 10.61	$ 398,437
Non-Qualified V (0.75)	147,958.377	10.97	1,623,103
Non-Qualified IX	37.171	10.44	388
Non-Qualified XII	5,422.536	10.94	59,323
Non-Qualified XIII	45,907.824	6.19	284,169
Non-Qualified XIV	32,126.832	6.14	197,259
Non-Qualified XV	15,119.201	6.11	92,378
Non-Qualified XVI	1,660.469	6.10	10,129
Non-Qualified XVIII	2,124.456	6.03	12,810
Non-Qualified XIX	3,945.783	6.05	23,872
Non-Qualified XX	3,679.529	12.04	44,302
Non-Qualified XXIII	2,758.596	6.95	19,172
	298,293.752		$ 2,765,342

ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	2,444.135	$ 6.66	$ 16,278
Non-Qualified V (0.75)	5,758.324	6.75	38,869
Non-Qualified XIII	42,429.452	6.72	285,126
Non-Qualified XIV	32,316.474	6.66	215,228
Non-Qualified XV	20,158.338	6.63	133,650
Non-Qualified XVI	2,141.500	6.62	14,177
Non-Qualified XVIII	1,375.691	6.54	8,997
Non-Qualified XIX	7,413.032	6.57	48,704
	114,036.946		$ 761,029

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	17,493.456	$ 8.12	$ 142,047
Non-Qualified V (0.75)	103,299.423	8.39	866,682
Non-Qualified IX	110.110	7.79	858
Non-Qualified XIII	38,658.386	6.82	263,650
Non-Qualified XIV	53,798.418	6.77	364,215
Non-Qualified XV	31,403.068	6.74	211,657
Non-Qualified XVI	16,438.051	6.73	110,628
Non-Qualified XVIII	1,241.370	6.65	8,255
Non-Qualified XIX	18,646.076	6.67	124,369
Non-Qualified XX	32.296	9.91	320
Non-Qualified XXII	900.743	6.89	6,206
Non-Qualified XXIII	2,729.447	7.12	19,434
	284,750.844		$ 2,118,321

147

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,509.609	$ 11.56	$ 364,251
Non-Qualified V (0.75)	81,613.418	11.95	975,280
Non-Qualified IX	2,337.836	11.36	26,558
Non-Qualified XX	10,794.797	13.27	143,247
Non-Qualified XXIII	2,769.730	7.53	20,856
	129,025.390		$ 1,530,192

ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Currently payable annuity contracts:	97,267.990	$6.76 to $7.29	$ 659,847
Contracts in accumulation period:
Non-Qualified V	165,317.843	9.97	1,648,219
Non-Qualified V (0.75)	137,908.904	10.63	1,465,972
Non-Qualified VII	825,392.501	9.46	7,808,213
Non-Qualified VIII	127,133.595	6.52	828,911
Non-Qualified IX	6,504.847	9.68	62,967
Non-Qualified X	6,490.857	9.97	64,714
Non-Qualified XII	1,775.016	5.79	10,277
Non-Qualified XIII	250,683.150	5.46	1,368,730
Non-Qualified XIV	311,754.318	5.29	1,649,180
Non-Qualified XV	100,160.597	5.21	521,837
Non-Qualified XVI	15,531.595	3.65	56,690
Non-Qualified XVIII	4,820.352	3.52	16,968
Non-Qualified XIX	5,758.736	3.56	20,501
Non-Qualified XX	201.094	9.65	1,941
Non-Qualified XXIII	16,460.190	6.88	113,246
	2,073,161.585		$ 16,298,213

ING Neuberger Berman Partners Portfolio - Initial Class
Currently payable annuity contracts:	437,056.724	$5.30 to $5.44	$ 2,375,303
Contracts in accumulation period:
Non-Qualified VII	654,834.652	5.34	3,496,817
Non-Qualified VIII	214,304.933	5.37	1,150,817
Non-Qualified XIII	394,081.104	5.41	2,131,979
Non-Qualified XIV	630,778.123	5.36	3,380,971
Non-Qualified XV	202,447.506	5.34	1,081,070
Non-Qualified XVI	33,313.796	5.34	177,896
Non-Qualified XVIII	15,338.662	5.27	80,835
Non-Qualified XIX	31,946.096	5.29	168,995
	2,614,101.596		$ 14,044,683

ING Neuberger Berman Partners Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,699.331	$ 5.40	$ 111,776
Non-Qualified V (0.75)	20,888.131	5.48	114,467
	41,587.462		$ 226,243

148

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	304,143.773	$8.41 to $8.46	$ 2,557,873
Contracts in accumulation period:
Non-Qualified V	567,229.726	8.42	4,776,074
Non-Qualified V (0.75)	1,640,129.444	8.59	14,088,712
Non-Qualified VII	3,175,943.035	8.64	27,440,148
Non-Qualified VIII	472,211.861	8.68	4,098,799
Non-Qualified IX	34,332.384	8.34	286,332
Non-Qualified X	18,704.473	8.42	157,492
Non-Qualified XII	10,499.355	8.57	89,979
Non-Qualified XIII	1,090,401.099	8.78	9,573,722
Non-Qualified XIV	1,047,042.467	8.68	9,088,329
Non-Qualified XV	326,326.932	8.64	2,819,465
Non-Qualified XVI	43,548.981	8.62	375,392
Non-Qualified XVIII	7,176.102	8.47	60,782
Non-Qualified XIX	57,847.344	8.52	492,859
Non-Qualified XX	27,487.293	8.52	234,192
Non-Qualified XXII	2,273.146	7.20	16,367
Non-Qualified XXIII	66,468.703	7.00	465,281

	8,891,766.118		$ 76,621,798

ING Oppenheimer Strategic Income Portfolio - Initial
Class
Currently payable annuity contracts:	254,002.599	$9.36 to $9.88	$ 2,468,712
Contracts in accumulation period:
Non-Qualified V	208,418.208	9.60	2,000,815
Non-Qualified V (0.75)	474,155.378	9.79	4,641,981
Non-Qualified VII	1,075,638.876	9.65	10,379,915
Non-Qualified VIII	214,791.016	9.70	2,083,473
Non-Qualified IX	5,828.066	9.51	55,425
Non-Qualified X	32,500.861	9.60	312,008
Non-Qualified XII	4,003.007	9.77	39,109
Non-Qualified XIII	804,002.439	9.81	7,887,264
Non-Qualified XIV	877,000.294	9.70	8,506,903
Non-Qualified XV	312,909.000	9.65	3,019,572
Non-Qualified XVI	154,605.354	9.63	1,488,850
Non-Qualified XVIII	15,898.938	9.47	150,563
Non-Qualified XIX	86,526.736	9.52	823,735
Non-Qualified XX	9,583.173	9.72	93,148
Non-Qualified XXII	826.021	9.51	7,855
Non-Qualified XXIII	8,125.396	8.33	67,685

	4,538,815.362		$ 44,027,013

ING Oppenheimer Strategic Income Portfolio - Service
Class
Currently payable annuity contracts:	1,624.683	$ 9.57	$ 15,548

149

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	136,664.593	$ 12.51	$ 1,709,674
Non-Qualified V (0.75)	584,272.004	12.94	7,560,480
Non-Qualified IX	23,946.116	12.30	294,537
Non-Qualified XX	25,977.366	12.48	324,198
Non-Qualified XXII	1,560.149	10.99	17,146
Non-Qualified XXIII	3,417.259	9.96	34,036
	775,837.487		$ 9,940,071

ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	176,487.249	$ 7.30	$ 1,288,357
Contracts in accumulation period:
Non-Qualified V	5,719.763	7.73	44,214
Non-Qualified V (0.75)	18,820.679	7.83	147,366
Non-Qualified VII	515,491.923	7.24	3,732,162
Non-Qualified VIII	104,354.068	7.24	755,523
Non-Qualified XII	95.141	7.82	744
Non-Qualified XIII	300,690.629	7.25	2,180,007
Non-Qualified XIV	422,502.314	7.24	3,058,917
Non-Qualified XV	114,556.512	7.24	829,389
Non-Qualified XVI	39,464.883	7.24	285,726
Non-Qualified XVIII	13,504.288	7.22	97,501
Non-Qualified XIX	32,835.068	7.23	237,398
Non-Qualified XX	1,429.297	7.79	11,134
	1,745,951.814		$ 12,668,438

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	26,624.607	$ 8.72	$ 232,167
Non-Qualified V (0.75)	181,408.596	8.88	1,610,908
Non-Qualified IX	16,174.120	8.64	139,744
Non-Qualified XXIII	55,546.342	7.92	439,927
	279,753.665		$ 2,422,746

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	14,939.814	$ 8.19	$ 122,357
Non-Qualified V (0.75)	79,098.432	8.34	659,681
Non-Qualified XX	438.818	8.28	3,633
Non-Qualified XXIII	91,701.707	7.43	681,344
	186,178.771		$ 1,467,015

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,678.226	$ 8.07	$ 21,613
Non-Qualified V (0.75)	62,190.476	8.22	511,206
Non-Qualified XXIII	92,142.925	7.20	663,429
	157,011.627		$ 1,196,248

150

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,599.254	$ 7.95	$ 60,414
Non-Qualified V (0.75)	59,614.905	8.10	482,881
Non-Qualified XX	405.121	8.04	3,257
Non-Qualified XXIII	31,225.276	6.95	217,016
	98,844.556		$ 763,568

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	123,430.797	$ 9.52	$ 1,175,061
Non-Qualified XXIII	20,072.565	8.67	174,029
	143,503.362		$ 1,349,090

ING T. Rowe Price Diversified Mid Cap Growth Portfolio
- Initial Class
Contracts in accumulation period:
Non-Qualified V	477,756.560	$ 7.52	$ 3,592,729
Non-Qualified V (0.75)	608,109.830	7.66	4,658,121
Non-Qualified VII	952,194.528	7.88	7,503,293
Non-Qualified VIII	154,333.963	7.92	1,222,325
Non-Qualified IX	31,481.105	7.44	234,219
Non-Qualified X	17,418.299	7.52	130,986
Non-Qualified XII	6,675.180	7.65	51,065
Non-Qualified XIII	824,868.437	8.01	6,607,196
Non-Qualified XIV	710,683.927	7.92	5,628,617
Non-Qualified XV	289,588.751	7.88	2,281,959
Non-Qualified XVI	19,244.564	7.86	151,262
Non-Qualified XVIII	10,717.027	7.73	82,843
Non-Qualified XIX	18,724.681	7.78	145,678
Non-Qualified XX	1,315.750	7.60	10,000
Non-Qualified XXII	1,931.673	7.09	13,696
Non-Qualified XXIII	53,277.640	6.30	335,649
	4,178,321.915		$ 32,649,638

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:	324,951.128	$7.67 to $9.89	$ 3,200,625
Contracts in accumulation period:
Non-Qualified V	102,325.947	14.84	1,518,517
Non-Qualified V (0.75)	236,010.358	15.83	3,736,044
Non-Qualified VII	810,651.410	18.58	15,061,903
Non-Qualified VIII	86,676.048	13.63	1,181,395
Non-Qualified IX	10,532.786	14.41	151,777
Non-Qualified X	5,445.771	14.84	80,815
Non-Qualified XII	2,658.954	9.34	24,835
Non-Qualified XX	8,699.301	10.16	88,385
Non-Qualified XXII	1,309.198	7.07	9,256
Non-Qualified XXIII	23,781.077	6.64	157,906
	1,613,041.978		$ 25,211,458

151

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	199,923.390	$6.24 to $6.26	$ 1,247,707
Contracts in accumulation period:
Non-Qualified V	465,424.428	6.28	2,922,865
Non-Qualified V (0.75)	431,715.637	6.31	2,724,126
Non-Qualified VII	251,703.183	6.24	1,570,628
Non-Qualified VIII	65,676.818	6.25	410,480
Non-Qualified IX	14,442.936	6.27	90,557
Non-Qualified X	8,166.709	6.28	51,287
Non-Qualified XII	6,775.124	6.31	42,751
Non-Qualified XIII	541,950.058	6.26	3,392,607
Non-Qualified XIV	638,393.283	6.25	3,989,958
Non-Qualified XV	174,554.136	6.24	1,089,218
Non-Qualified XVI	49,750.726	6.24	310,445
Non-Qualified XVIII	18,851.905	6.22	117,259
Non-Qualified XIX	30,347.244	6.23	189,063
Non-Qualified XX	2,857.300	6.30	18,001
Non-Qualified XXIII	10,720.612	6.93	74,294
	2,911,253.489		$ 18,241,246

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	154,113.612	$7.91 to $11.74	$ 1,800,039
Contracts in accumulation period:
Non-Qualified V	97,407.006	19.26	1,876,059
Non-Qualified V (0.75)	101,059.220	20.54	2,075,756
Non-Qualified VII	222,200.946	9.00	1,999,809
Non-Qualified VIII	48,062.878	9.16	440,256
Non-Qualified IX	3,271.198	18.70	61,171
Non-Qualified X	3,714.665	19.26	71,544
Non-Qualified XIII	300,733.547	7.57	2,276,553
Non-Qualified XIV	281,873.969	7.33	2,066,136
Non-Qualified XV	68,786.605	7.22	496,639
Non-Qualified XVI	20,221.647	4.56	92,211
Non-Qualified XVIII	6,020.779	4.39	26,431
Non-Qualified XIX	18,956.620	4.45	84,357
Non-Qualified XX	287.194	9.79	2,812
Non-Qualified XXIII	7,146.685	7.18	51,313
	1,333,856.571		$ 13,421,086

152

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	181,081.482	$ 10.53	$ 1,906,788
Non-Qualified V (0.75)	179,961.069	11.23	2,020,963
Non-Qualified VI	18,434.566	8.95	164,989
Non-Qualified VII	586,786.154	10.26	6,020,426
Non-Qualified VIII	80,969.208	7.16	579,740
Non-Qualified IX	8,494.394	10.22	86,813
Non-Qualified X	74,615.045	10.53	785,696
Non-Qualified XI	6,261.773	8.95	56,043
Non-Qualified XIII	195,454.271	7.08	1,383,816
Non-Qualified XIV	236,400.118	6.86	1,621,705
Non-Qualified XV	66,661.524	6.75	449,965
Non-Qualified XVI	11,845.115	5.05	59,818
Non-Qualified XVIII	16,056.251	4.86	78,033
Non-Qualified XIX	3,149.671	4.92	15,496
Non-Qualified XX	243.898	9.76	2,380
Non-Qualified XXIII	9,298.635	6.93	64,440
	1,675,713.174		$ 15,297,111

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	21,623.820	$ 8.68	$ 187,695
Non-Qualified V (0.75)	120,704.424	8.98	1,083,926
Non-Qualified IX	2,559.994	8.54	21,862
Non-Qualified XX	6,878.137	10.26	70,570
Non-Qualified XXIII	820.235	7.41	6,078
	152,586.610		$ 1,370,131

ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	413,809.730	$ 9.20	$ 3,807,050
Non-Qualified V (0.75)	614,576.593	9.38	5,764,728
Non-Qualified VII	1,655,410.378	9.32	15,428,425
Non-Qualified VIII	437,175.745	9.38	4,100,708
Non-Qualified IX	5,717.358	9.11	52,085
Non-Qualified X	6,324.976	9.20	58,190
Non-Qualified XII	587.430	9.37	5,504
Non-Qualified XIII	1,577,267.278	9.48	14,952,494
Non-Qualified XIV	1,750,546.005	9.38	16,420,122
Non-Qualified XV	562,571.344	9.32	5,243,165
Non-Qualified XVI	63,450.082	9.31	590,720
Non-Qualified XVIII	6,525.010	9.15	59,704
Non-Qualified XIX	67,482.790	9.20	620,842
Non-Qualified XX	17,039.209	9.31	158,635
Non-Qualified XXIII	3,627.397	8.39	30,434
	7,182,111.325		$ 67,292,806

153

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative Portfolio -
Class I
Currently payable annuity contracts:	158,688.985	$ 12.83	$ 2,035,980
Contracts in accumulation period:
Non-Qualified V	41,707.524	14.53	606,010
Non-Qualified V (0.75)	25,742.642	15.49	398,754
Non-Qualified VII	267,453.480	14.22	3,803,188
Non-Qualified VIII	99,062.041	13.46	1,333,375
Non-Qualified IX	847.190	14.11	11,954
Non-Qualified X	5,339.379	15.13	80,785
Non-Qualified XXIII	977.531	8.30	8,114
	599,818.772		$ 8,278,160

ING VP Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	216,295.437	$6.85 to $9.37	$ 2,008,183
Contracts in accumulation period:
Non-Qualified V	39,243.282	13.63	534,886
Non-Qualified V (0.75)	123,173.008	14.54	1,790,936
Non-Qualified VII	226,770.591	13.34	3,025,120
Non-Qualified VIII	45,437.198	12.04	547,064
Non-Qualified IX	2,191.398	13.24	29,014
Non-Qualified X	9,860.958	14.20	140,026
Non-Qualified XX	4,515.806	10.02	45,248
Non-Qualified XXIII	43,260.794	7.34	317,534
	710,748.472		$ 8,438,011

ING VP Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	237,073.228	$7.62 to $9.93	$ 2,339,104
Contracts in accumulation period:
Non-Qualified V	37,418.289	13.94	521,611
Non-Qualified V (0.75)	71,744.781	14.87	1,066,845
Non-Qualified VII	345,607.587	13.65	4,717,544
Non-Qualified VIII	69,230.159	12.54	868,146
Non-Qualified X	2,679.163	14.52	38,901
Non-Qualified XX	3,933.474	10.26	40,357
Non-Qualified XXIII	2,029.675	7.79	15,811
	769,716.356		$ 9,608,319

154

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,255,849.174	$5.16 to $200.72	$ 45,472,782
Contracts in accumulation period:
Non-Qualified 1964	958.674	170.64	163,588
Non-Qualified V	1,651,069.438	15.90	26,252,004
Non-Qualified V (0.75)	3,039,549.042	16.95	51,520,356
Non-Qualified VI	570,115.308	14.98	8,540,327
Non-Qualified VII	1,428,705.761	15.60	22,287,810
Non-Qualified VIII	298,241.576	10.59	3,158,378
Non-Qualified IX	42,279.439	15.44	652,795
Non-Qualified X	659,378.690	16.36	10,787,435
Non-Qualified XI	7,050.926	15.42	108,725
Non-Qualified XII	39,014.872	6.81	265,691
Non-Qualified XIII	835,276.100	6.50	5,429,295
Non-Qualified XIV	545,596.286	6.30	3,437,257
Non-Qualified XV	289,631.353	6.20	1,795,714
Non-Qualified XVI	510,836.096	5.52	2,819,815
Non-Qualified XVIII	43,499.573	5.32	231,418
Non-Qualified XIX	472,253.796	5.38	2,540,725
Non-Qualified XX	27,882.949	9.73	271,301
Non-Qualified XXII	2,278.854	7.28	16,590
Non-Qualified XXIII	129,790.927	7.14	926,707
	11,849,258.834		$ 186,678,713

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	384,039.505	$ 10.00	$ 3,840,395
Non-Qualified VIII	212,580.904	10.08	2,142,816
Non-Qualified XIII	319,865.921	10.23	3,272,228
Non-Qualified XIV	192,003.056	10.08	1,935,391
Non-Qualified XV	89,950.305	10.00	899,503
Non-Qualified XVI	238,686.458	9.98	2,382,091
Non-Qualified XVIII	12,658.613	9.75	123,421
Non-Qualified XIX	225,178.452	9.82	2,211,252
	1,674,963.214		$ 16,807,097

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	22,457.310	$ 10.26	$ 230,412
Non-Qualified VIII	670.731	10.33	6,929
Non-Qualified XIII	52,057.459	10.48	545,562
Non-Qualified XIV	64,985.535	10.33	671,301
Non-Qualified XV	19,381.245	10.26	198,852
Non-Qualified XVI	34,485.800	10.23	352,790
Non-Qualified XVIII	1,864.949	10.01	18,668
Non-Qualified XIX	51,473.514	10.08	518,853
	247,376.543		$ 2,543,367

155

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	12,280.043	$ 10.48	$ 128,695
Non-Qualified VIII	4,819.226	10.55	50,843
Non-Qualified XIII	93,885.939	10.70	1,004,580
Non-Qualified XIV	11,879.819	10.55	125,332
Non-Qualified XV	14,610.115	10.48	153,114
Non-Qualified XVI	10,143.060	10.46	106,096
Non-Qualified XIX	11,327.404	10.31	116,786
	158,945.606		$ 1,685,446

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	258,442.859	$ 10.26	$ 2,651,624
Non-Qualified VIII	62,771.358	10.33	648,428
Non-Qualified XIII	601,730.817	10.46	6,294,104
Non-Qualified XIV	760,570.089	10.33	7,856,689
Non-Qualified XV	411,265.477	10.26	4,219,584
Non-Qualified XVI	22,932.824	10.24	234,832
Non-Qualified XIX	53,473.690	10.10	540,084
	2,171,187.114		$ 22,445,345

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	135,647.364	$ 10.26	$ 1,391,742
Non-Qualified VIII	5,158.985	10.32	53,241
Non-Qualified XIII	296,993.978	10.45	3,103,587
Non-Qualified XIV	382,193.550	10.32	3,944,237
Non-Qualified XV	357,191.962	10.26	3,664,790
Non-Qualified XVI	5,239.242	10.24	53,650
Non-Qualified XIX	37,724.723	10.11	381,397
	1,220,149.804		$ 12,592,644

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	126,826.120	$ 10.23	$ 1,297,431
Non-Qualified VIII	17,239.636	10.30	177,568
Non-Qualified XIII	374,758.479	10.39	3,893,741
Non-Qualified XIV	287,848.671	10.27	2,956,206
Non-Qualified XV	238,145.808	10.21	2,431,469
Non-Qualified XVI	9,388.251	10.19	95,666
Non-Qualified XVIII	175.338	10.02	1,757
Non-Qualified XIX	6,738.088	10.08	67,920
	1,061,120.391		$ 10,921,758

156

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	23,117.454	$ 10.22	$ 236,260
Non-Qualified XIII	298,188.122	10.37	3,092,211
Non-Qualified XIV	257,590.415	10.26	2,642,878
Non-Qualified XV	192,774.306	10.21	1,968,226
Non-Qualified XVI	448.012	10.19	4,565
Non-Qualified XIX	18,450.164	10.08	185,978
	790,568.473		$ 8,130,118

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	9,763.297	$ 10.31	$ 100,660
Non-Qualified VIII	18,464.978	10.37	191,482
Non-Qualified XIII	187,805.117	10.44	1,960,685
Non-Qualified XIV	213,815.560	10.34	2,210,853
Non-Qualified XV	191,437.077	10.29	1,969,888
Non-Qualified XVI	141.361	10.27	1,452
Non-Qualified XIX	8,520.617	10.17	86,655
	629,948.007		$ 6,521,675

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	16,603.502	$ 10.46	$ 173,673
Non-Qualified VIII	707.753	10.51	7,438
Non-Qualified XIII	295,619.130	10.61	3,136,519
Non-Qualified XIV	323,564.888	10.51	3,400,667
Non-Qualified XV	99,316.631	10.46	1,038,852
Non-Qualified XVI	30,770.333	10.45	321,550
Non-Qualified XVIII	3,498.785	10.30	36,037
Non-Qualified XIX	1,477.134	10.35	15,288
	771,558.156		$ 8,130,024

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	47,029.084	$ 10.41	$ 489,573
Non-Qualified VIII	5,803.620	10.46	60,706
Non-Qualified XIII	878,206.474	10.55	9,265,078
Non-Qualified XIV	523,031.448	10.46	5,470,909
Non-Qualified XV	439,689.496	10.41	4,577,168
Non-Qualified XVI	28,017.300	10.40	291,380
Non-Qualified XVIII	13,912.736	10.26	142,745
Non-Qualified XIX	10,033.926	10.31	103,450
	1,945,724.084		$ 20,401,009

157

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	57,640.856	$ 10.42	$ 600,618
Non-Qualified VIII	3,222.222	10.46	33,704
Non-Qualified XIII	911,511.467	10.54	9,607,331
Non-Qualified XIV	494,037.849	10.46	5,167,636
Non-Qualified XV	336,217.107	10.42	3,503,382
Non-Qualified XVI	14,845.416	10.41	154,541
Non-Qualified XIX	35,676.319	10.33	368,536
	1,853,151.236		$ 19,435,748

ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	33,778.992	$ 10.34	$ 349,275
Non-Qualified VIII	4,292.833	10.38	44,560
Non-Qualified XIII	459,856.103	10.44	4,800,898
Non-Qualified XIV	264,953.394	10.38	2,750,216
Non-Qualified XV	50,304.777	10.34	520,151
Non-Qualified XVI	455,094.828	10.33	4,701,130
Non-Qualified XVIII	251,621.686	10.24	2,576,606
Non-Qualified XIX	520,739.404	10.27	5,347,994
	2,040,642.017		$ 21,090,830

ING BlackRock Global Science and Technology Portfolio -
Class I
Contracts in accumulation period:
Non-Qualified V	87,831.622	$ 2.94	$ 258,225
Non-Qualified V (0.75)	366,248.505	3.07	1,124,383
Non-Qualified VII	252,696.152	2.90	732,819
Non-Qualified VIII	23,732.599	2.94	69,774
Non-Qualified IX	5,391.910	2.88	15,529
Non-Qualified XII	1,495.552	3.06	4,576
Non-Qualified XIII	255,180.288	3.02	770,644
Non-Qualified XIV	201,094.847	2.94	591,219
Non-Qualified XV	27,538.221	2.90	79,861
Non-Qualified XVI	9,707.417	3.02	29,316
Non-Qualified XVIII	3,286.519	2.91	9,564
Non-Qualified XIX	8,377.515	2.95	24,714
Non-Qualified XX	864.948	9.89	8,554
Non-Qualified XXIII	3,523.464	6.87	24,206
	1,246,969.559		$ 3,743,384

ING International Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	34,636.247	$ 5.94	$ 205,739
Non-Qualified IX	896.019	5.91	5,295
	35,532.266		$ 211,034

158

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	636.542	$ 10.19	$ 6,486
Non-Qualified V (0.75)	8,791.789	10.22	89,852
	9,428.331		$ 96,338

ING Opportunistic Large Cap Growth Portfolio - Class I
Currently payable annuity contracts:	105,165.872	$7.35 to $10.29	$ 1,060,922
Contracts in accumulation period:
Non-Qualified V	19,373.839	10.07	195,095
Non-Qualified V (0.75)	117,293.109	10.68	1,252,690
Non-Qualified VII	144,916.556	9.88	1,431,776
Non-Qualified VIII	52,466.917	10.06	527,817
Non-Qualified IX	1,327.768	9.78	12,986
Non-Qualified XII	74.599	6.63	495
Non-Qualified XIII	268,461.194	6.07	1,629,559
Non-Qualified XIV	238,538.823	5.88	1,402,608
Non-Qualified XV	41,584.401	5.79	240,774
Non-Qualified XVI	27,610.705	3.83	105,749
Non-Qualified XVIII	3,817.512	3.69	14,087
Non-Qualified XIX	14,970.732	3.73	55,841
Non-Qualified XX	912.830	8.99	8,206
Non-Qualified XXIII	3,576.974	6.89	24,645
	1,040,091.831		$ 7,963,250

ING Opportunistic Large Cap Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	14,498.251	$ 14.10	$ 204,425
Non-Qualified V (0.75)	76,301.601	14.95	1,140,709
Non-Qualified VII	197,466.924	13.84	2,732,942
Non-Qualified VIII	31,880.161	14.09	449,191
Non-Qualified IX	655.258	13.69	8,970
Non-Qualified X	5,302.811	14.10	74,770
Non-Qualified XII	2,952.682	10.09	29,793
Non-Qualified XX	721.724	9.70	7,001
Non-Qualified XXIII	4,491.103	7.66	34,402
	334,270.515		$ 4,682,203

ING Opportunistic Large Cap Value Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	9,510.984	$ 7.38	$ 70,191
Non-Qualified XIV	25,063.501	7.31	183,214
Non-Qualified XV	1,840.572	7.27	13,381
Non-Qualified XVI	1,052.818	7.26	7,643
Non-Qualified XVIII	1,479.434	7.16	10,593
	38,947.309		$ 285,022

159

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	191.012	$ 6.63	$ 1,266
Non-Qualified V (0.75)	96,189.140	6.65	639,658
	96,380.152		$ 640,924

ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	4,932.142	$ 5.93	29,248

ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	5,072.255	$ 6.97	35,354

ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	1,525,175.592	$6.07 to $12.34	$ 17,687,273
Contracts in accumulation period:
Non-Qualified V	101,252.071	14.04	1,421,579
Non-Qualified V (0.75)	726,462.370	14.93	10,846,083
Non-Qualified VII	551,984.857	13.77	7,600,831
Non-Qualified VIII	193,665.602	13.79	2,670,649
Non-Qualified IX	8,127.960	13.64	110,865
Non-Qualified XII	12,887.423	8.68	111,863
Non-Qualified XIII	1,516,955.370	8.26	12,530,051
Non-Qualified XIV	1,173,295.166	8.00	9,386,361
Non-Qualified XV	578,160.836	7.87	4,550,126
Non-Qualified XVI	915,081.332	6.03	5,517,940
Non-Qualified XVIII	198,589.778	5.80	1,151,821
Non-Qualified XIX	889,354.536	5.88	5,229,405
Non-Qualified XX	88,182.176	9.96	878,294
Non-Qualified XXIII	28,883.501	7.47	215,760
	8,508,058.570		$ 79,908,901

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	54,703.634	$ 14.32	$ 783,356
Non-Qualified V (0.75)	444,441.250	15.11	6,715,507
Non-Qualified IX	5,733.470	13.94	79,925
Non-Qualified XII	7,636.275	15.69	119,813
Non-Qualified XX	3,346.065	11.25	37,643
Non-Qualified XXII	293.377	7.08	2,077
Non-Qualified XXIII	11,018.258	6.85	75,475
	527,172.329		$ 7,813,796

160

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	47,803.173	$ 10.67	$ 510,060
Non-Qualified V (0.75)	236,947.657	11.25	2,665,661
Non-Qualified IX	5,450.892	10.39	56,635
Non-Qualified XII	12,416.339	12.08	149,989
Non-Qualified XX	2,464.659	11.25	27,727
Non-Qualified XXIII	7,500.657	7.28	54,605
	312,583.377		$ 3,464,677

ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:	195,787.490	$9.69 to $19.99	$ 3,850,010
Contracts in accumulation period:
Non-Qualified V	16,287.896	19.83	322,989
Non-Qualified V (0.75)	122,456.890	21.03	2,575,268
Non-Qualified VII	334,611.366	19.47	6,514,883
Non-Qualified VIII	99,966.462	19.82	1,981,335
Non-Qualified IX	1,897.547	19.26	36,547
Non-Qualified X	4,067.461	19.83	80,658
Non-Qualified XII	1,079.102	14.48	15,625
Non-Qualified XIII	400,461.781	14.02	5,614,474
Non-Qualified XIV	357,244.331	13.58	4,851,378
Non-Qualified XV	82,713.775	13.37	1,105,883
Non-Qualified XVI	38,508.287	9.70	373,530
Non-Qualified XVIII	12,111.066	9.34	113,117
Non-Qualified XIX	31,448.726	9.46	297,505
Non-Qualified XX	415.697	12.76	5,304
Non-Qualified XXIII	17,942.715	7.27	130,444
	1,717,000.592		$ 27,868,950

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	41,950.634	$ 10.38	$ 435,448
Non-Qualified V (0.75)	274,451.176	10.78	2,958,584
Non-Qualified IX	11,587.717	10.19	118,079
Non-Qualified XII	4,520.699	10.74	48,552
Non-Qualified XX	1,944.192	11.71	22,766
Non-Qualified XXIII	3,516.715	6.66	23,421
	337,971.133		$ 3,606,850

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	10,376.127	$ 9.12	$ 94,630
Non-Qualified V (0.75)	40,315.300	9.47	381,786
Non-Qualified XII	446.316	9.44	4,213
Non-Qualified XXIII	2,555.026	6.94	17,732
	53,692.769		$ 498,361

161

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	116,505.872	$ 8.26	$ 962,339
Non-Qualified XIV	121,642.145	8.07	981,652
Non-Qualified XV	48,963.361	7.97	390,238
Non-Qualified XVI	25,073.287	7.94	199,082
Non-Qualified XVIII	2,771.934	7.67	21,261
Non-Qualified XIX	21,352.606	7.76	165,696
	336,309.205		$ 2,720,268

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	5,261.174	$ 6.25	$ 32,882
Non-Qualified V (0.75)	31,737.656	6.49	205,977
Non-Qualified XII	9,679.316	6.46	62,528
Non-Qualified XX	20,179.685	10.89	219,757
Non-Qualified XXIII	168.822	6.97	1,177
	67,026.653		$ 522,321

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	121,747.786	$ 5.98	$ 728,052
Non-Qualified XIV	104,013.408	5.84	607,438
Non-Qualified XV	47,905.438	5.77	276,414
Non-Qualified XVI	19,559.118	5.75	112,465
Non-Qualified XVIII	4,971.449	5.55	27,592
Non-Qualified XIX	22,059.676	5.61	123,755
	320,256.875		$ 1,875,716

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:	1,139,618.359	$7.72 to $28.83	$ 23,051,976
Contracts in accumulation period:
Non-Qualified V	720,068.994	21.26	15,308,667
Non-Qualified V (0.75)	401,641.949	22.67	9,105,223
Non-Qualified VI	15,688.603	17.99	282,238
Non-Qualified VII	706,146.829	20.52	14,490,133
Non-Qualified VIII	173,274.281	14.74	2,554,063
Non-Qualified IX	9,939.904	20.65	205,259
Non-Qualified X	107,148.113	21.88	2,344,401
Non-Qualified XI	909.668	18.52	16,847
Non-Qualified XII	14,487.686	10.71	155,163
Non-Qualified XIII	577,851.093	10.32	5,963,423
Non-Qualified XIV	484,219.916	10.00	4,842,199
Non-Qualified XV	228,509.876	9.84	2,248,537
Non-Qualified XVI	31,083.813	8.25	256,441
Non-Qualified XVIII	4,275.429	7.94	33,947
Non-Qualified XIX	15,711.999	8.04	126,324
Non-Qualified XXII	4,729.846	8.00	37,839
Non-Qualified XXIII	41,357.274	7.99	330,445
	4,676,663.632		$ 81,353,125

162

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	403,370.013	$10.21 to $75.43	$ 8,938,607
Contracts in accumulation period:
Non-Qualified V	532,303.838	18.75	9,980,697
Non-Qualified V (0.75)	922,893.663	19.99	18,448,644
Non-Qualified VI	5,137.266	17.24	88,566
Non-Qualified VII	731,099.841	18.10	13,232,907
Non-Qualified VIII	181,827.077	15.63	2,841,957
Non-Qualified IX	3,189.826	18.20	58,055
Non-Qualified X	110,037.357	19.07	2,098,412
Non-Qualified XI	797.529	17.54	13,989
Non-Qualified XII	708.419	14.27	10,109
Non-Qualified XIII	997,678.613	13.96	13,927,593
Non-Qualified XIV	1,064,003.690	13.53	14,395,970
Non-Qualified XV	400,492.399	13.31	5,330,554
Non-Qualified XVI	368,611.327	12.74	4,696,108
Non-Qualified XVIII	65,938.191	12.27	809,062
Non-Qualified XIX	439,899.352	12.43	5,467,949
Non-Qualified XX	4,166.489	11.40	47,498
Non-Qualified XXII	1,469.586	9.77	14,358
Non-Qualified XXIII	13,618.422	9.39	127,877
	6,247,242.898		$ 100,528,912

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:	811,240.214	$11.16 to $12.97	$ 10,499,684
Contracts in accumulation period:
Non-Qualified V	471,161.382	15.40	7,255,885
Non-Qualified V (0.75)	1,593,207.999	16.42	26,160,475
Non-Qualified VI	4,082.706	15.12	61,731
Non-Qualified VII	2,583,176.255	15.03	38,825,139
Non-Qualified VIII	495,337.383	13.79	6,830,703
Non-Qualified IX	9,472.737	14.95	141,617
Non-Qualified X	81,226.625	15.40	1,250,890
Non-Qualified XII	6,519.059	13.27	86,508
Non-Qualified XIII	2,988,798.567	13.02	38,914,157
Non-Qualified XIV	3,116,885.125	12.61	39,303,921
Non-Qualified XV	1,570,347.782	12.41	19,488,016
Non-Qualified XVI	646,485.665	11.34	7,331,147
Non-Qualified XVIII	44,563.523	10.91	486,188
Non-Qualified XIX	927,619.411	11.05	10,250,194
Non-Qualified XX	19,892.270	11.26	223,987
Non-Qualified XXII	196.367	10.78	2,117
Non-Qualified XXIII	26,371.597	10.06	265,298
	15,396,584.667		$ 207,377,657

Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	550.484	$ 28.45	$ 15,661

163

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	103.408	$ 25.03	2,588

Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	285.110	$ 14.67	$ 4,183
Non-Qualified IX	96.945	13.36	1,295

	382.055		$ 5,478

Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	2.383	$ 18.43	$ 44
Non-Qualified IX	77.141	16.79	1,295

	79.524		$ 1,339

Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	110.680	$ 15.86	1,755

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	51,763.392	$ 8.85	$ 458,106
Non-Qualified V (0.75)	145,109.448	9.19	1,333,556
Non-Qualified IX	12,220.328	8.69	106,195
Non-Qualified XII	841.770	9.15	7,702
Non-Qualified XX	2,703.191	10.69	28,897
Non-Qualified XXIII	9,077.559	7.21	65,449

	221,715.688		$ 1,999,905

Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,020.068	$ 15.51	46,841

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:	35,237.104	$6.75 to $7.94	$ 254,728

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	3,575.598	$ 7.98	$ 28,533
Non-Qualified V (0.75)	40,403.950	8.12	328,080
Non-Qualified IX	2,137.138	7.90	16,883
Non-Qualified XX	815.072	8.06	6,569
Non-Qualified XXIII	250.453	6.86	1,718

	47,182.211		$ 381,783

164

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Mid Cap Fund/VA
Currently payable annuity contracts:	5,432.036	$5.50 to $6.88	$ 37,012

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	59,703.582	$ 10.85	$ 647,784
Non-Qualified V (0.75)	463,819.981	11.10	5,148,402
Non-Qualified IX	6,951.852	10.72	74,524
Non-Qualified XX	33.315	11.00	366
Non-Qualified XXIII	1,899.399	8.97	17,038

	532,408.129		$ 5,888,114

Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	44,506.507	$ 5.25	$ 233,659
Non-Qualified V (0.75)	136,805.974	5.30	725,072
Non-Qualified IX	58.642	5.23	307
Non-Qualified XII	8,685.611	5.29	45,947
Non-Qualified XX	3,284.939	5.28	17,344
Non-Qualified XXII	279.816	5.28	1,477
Non-Qualified XXIII	1,893.125	5.06	9,579

	195,514.614		$ 1,033,385

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	12,718.570	$ 7.66	$ 97,424
Non-Qualified V (0.75)	24,501.292	7.84	192,090
Non-Qualified IX	2,027.610	7.57	15,349
Non-Qualified XXIII	520.857	6.71	3,495

	39,768.329		$ 308,358

Wanger International
Contracts in accumulation period:
Non-Qualified V	10,309.730	$ 5.63	$ 58,044
Non-Qualified V (0.75)	51,352.914	5.68	291,685
Non-Qualified XII	1,594.780	5.67	9,042
Non-Qualified XX	7,910.277	5.66	44,772
Non-Qualified XXIII	422.655	6.29	2,659

	71,590.356		$ 406,202

Wanger Select
Contracts in accumulation period:
Non-Qualified V	29,377.548	$ 8.00	$ 235,020
Non-Qualified V (0.75)	180,057.103	8.19	1,474,668
Non-Qualified IX	1,503.503	7.90	11,878
Non-Qualified XX	702.984	8.11	5,701
Non-Qualified XXIII	803.843	5.73	4,606

	212,444.981		$ 1,731,873

165

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger USA
Contracts in accumulation period:
Non-Qualified V	2,754.812	$ 8.40	$ 23,140
Non-Qualified V (0.75)	23,345.923	8.60	200,775
Non-Qualified IX	649.234	8.30	5,389
Non-Qualified XXIII	249.770	6.69	1,671
	26,999.739		$ 230,975

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with deferred compensation plans.

166

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective
May 29, 1997.

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

167

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90% .

Non-Qualified XXIII

Certain contracts issued in connection with deferred compensation plans since July 2008 and having mortality and expense charge of 0.70% .

168

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I
Shares
2008	76	$6.38	to	$8.13	$523	-	0.70%	to	1.50%	-43.39%	to	-42.94%
2007	77	$11.27	to	$14.32	$929	-	0.75%	to	1.50%	10.38%	to	11.18%
2006	99	$10.21	to	$12.95	$1,077	0.08%	0.75%	to	1.50%	4.94%	to	5.56%
2005	44	$9.92	to	$10.25	$448	-	0.75%	to	1.25%	7.59%	to	8.01%
2004	1,652	$5.69	to	$9.99	$15,172	-	0.75%	to	1.90%	4.60%	to	5.80%
AIM V.I. Core Equity Fund - Series I Shares
2008	135	$7.16	to	$11.44	$1,084	2.41%	0.70%	to	1.50%	-31.15%	to	-30.63%
2007	132	$10.40	to	$16.53	$1,492	1.16%	0.75%	to	1.50%	6.45%	to	7.25%
2006	154	$9.77	to	$13.27	$1,623	0.72%	0.75%	to	1.50%	15.08%	to	15.90%
2005	101	$8.49	to	$8.93	$893	0.08%	0.75%	to	1.50%	3.66%	to	4.46%
2004	2,909	$6.71	to	$12.80	$31,830	0.91%	0.75%	to	2.25%	6.85%	to	8.23%
Calvert Social Balanced Portfolio
2008	100	$7.49	to	$17.89	$1,172	2.65%	0.70%	to	1.40%	-32.28%	to	-31.82%
2007	103	$13.66	to	$26.24	$1,766	2.22%	0.75%	to	1.40%	1.34%	to	1.98%
2006	130	$13.48	to	$25.73	$2,101	2.00%	0.75%	to	1.40%	7.24%	to	7.97%
2005	153	$12.57	to	$23.83	$2,190	1.77%	0.75%	to	1.40%	4.14%	to	4.84%
2004	166	$12.07	to	$22.73	$2,229	1.66%	0.75%	to	1.40%	6.81%	to	7.47%
Federated American Leaders Fund II - Primary
Shares
2008	500	$12.77	to	$17.90	$8,770	1.93%	1.25%	to	1.40%	-34.72%	to	-34.60%
2007	649	$19.53	to	$27.37	$17,444	1.57%	1.25%	to	1.40%	-10.94%	to	-10.82%
2006	822	$21.90	to	$30.69	$24,783	1.52%	1.25%	to	1.40%	15.20%	to	15.38%
2005	1,104	$18.98	to	$26.19	$28,971	1.66%	1.25%	to	1.40%	3.56%	to	3.72%
2004	1,665	$18.30	to	$25.29	$42,192	1.46%	1.25%	to	1.40%	8.22%	to	8.41%
169

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Federated Capital Income Fund II
2008	112	$11.19	to	$13.57	$1,491	6.21%	1.25%	to	1.40%	-21.49%	to	-21.38%
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%
2005	232	$12.14	to	$14.48	$3,367	5.79%	1.25%	to	1.40%	4.78%	to	5.02%
2004	373	$11.56	to	$13.82	$5,170	4.59%	1.25%	to	1.40%	8.39%	to	8.54%
Federated Equity Income Fund II
2008	205	$10.10	to	$11.72	$2,394	3.90%	1.25%	to	1.40%	-31.42%	to	-31.34%
2007	275	$14.71	to	$17.09	$4,689	3.05%	1.25%	to	1.40%	0.65%	to	0.75%
2006	366	$14.60	to	$16.98	$6,196	2.25%	1.25%	to	1.40%	21.37%	to	21.67%
2005	473		$13.99		$6,708	2.27%		1.40%			1.89%
2004	654		$13.73		$9,093	2.05%	1.25%	to	1.40%	11.26%
Federated Fund for U.S. Government Securities II
2008	109		$17.62		$1,916	5.00%		1.40%			2.86%
2007	124		$17.13		$2,125	4.43%		1.40%			4.77%
2006	146		$16.35		$2,385	4.88%		1.40%			2.70%
2005	259		$15.92		$4,124	4.54%		1.40%			0.57%
2004	407		$15.83		$6,444	5.03%	1.25%	to	1.40%		2.19%
Federated High Income Bond Fund II - Primary
Shares
2008	240	$14.56	to	$14.86	$3,488	10.54%	1.25%	to	1.40%	-27.05%	to	-26.91%
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
2005	413		$17.91		$7,437	9.23%		1.40%			1.19%
2004	666	$15.13	to	$17.70	$11,845	7.82%	1.25%	to	1.40%	8.92%	to	9.08%
Federated International Equity Fund II
2008	120	$10.79	to	$11.80	$1,384	0.65%	1.25%	to	1.40%	-46.51%	to	-46.37%
2007	164	$20.12	to	$22.01	$3,549	0.19%	1.25%	to	1.40%	8.05%	to	8.17%
2006	192	$18.60	to	$20.35	$3,845	0.21%	1.25%	to	1.40%	17.23%	to	17.43%
2005	252	$15.85	to	$17.06	$4,318	-	1.25%	to	1.40%	7.50%	to	7.75%
2004	367	$14.71	to	$15.87	$5,865	-	1.25%	to	1.40%	12.47%	to	12.63%

170

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2008	154		$16.47		$2,540	-		1.40%		-44.30%
2007	207		$29.57		$6,114	-		1.40%		16.37%
2006	253		$25.41		$6,433	-		1.40%			6.72%
2005	358		$23.81		$8,518	-		1.40%		11.11%
2004	489		$21.43		$10,473	-		1.40%		13.81%
Federated Prime Money Fund II
2008	128		$13.66		$1,747	2.68%		1.40%			1.11%
2007	142		$13.51		$1,915	4.73%		1.40%			3.45%
2006	161		$13.06		$2,102	4.36%		1.40%			3.08%
2005	197		$12.67		$2,500	2.40%		1.40%			1.28%
2004	266		$12.51		$3,326	0.78%		1.40%		-0.64%
Fidelity® VIP Equity-Income Portfolio - Initial
Class
2008	5,003	$6.88	to	$17.76	$61,149	2.21%	0.70%	to	1.90%	-43.73%	to -43.06%
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to 75.00%
2006	9,118	$13.85	to	$31.39	$187,746	3.26%	0.75%	to	1.90%	17.97%	to 19.32%
2005	11,050	$11.74	to	$26.48	$191,800	1.68%	0.75%	to	1.90%	3.80%	to 5.06%
2004	12,953	$11.31	to	$25.37	$218,459	1.49%	0.75%	to	1.90%	9.49%	to 10.71%
Fidelity® VIP Growth Portfolio - Initial Class
2008	627	$6.28	to	$13.22	$7,951	0.81%	0.70%	to	1.50%	-47.95%	to -47.56%
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to 25.99%
2006	728	$12.05	to	$20.01	$14,214	0.65%	0.75%	to	1.50%	5.24%	to 6.10%
2005	6,697	$6.49	to	$24.43	$90,041	0.51%	0.75%	to	1.90%	3.84%	to 5.01%
2004	8,483	$6.25	to	$23.41	$109,798	0.28%	0.75%	to	1.90%	1.30%	to 2.57%
Fidelity® VIP High Income Portfolio - Initial
Class
2008	8	$7.93	to	$9.16	$69	9.30%	0.80%	to	1.25%	-25.96%	to -25.59%
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%		1.52%
2006	20	$10.55	to	$12.08	$223	0.24%	0.80%	to	1.25%	9.78%	to 10.42%
2005	3,628	$8.87	to	$13.08	$39,781	14.63%	0.95%	to	1.90%	0.70%	to 1.77%
2004	4,370	$8.76	to	$12.92	$47,964	8.75%	0.80%	to	2.25%	7.54%	to 8.54%

171

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Overseas Portfolio - Initial Class
2008	334	$6.59	to	$14.20	$4,584	2.41%	0.70%	to	1.50%	-44.65%	to	-44.23%
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
2005	808	$12.98	to	$19.38	$15,059	0.62%	0.75%	to	1.50%	17.27%	to	18.18%
2004	986	$10.99	to	$16.51	$15,669	1.18%	0.75%	to	1.50%	11.93%	to	12.79%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2008	6,970	$6.89	to	$22.97	$109,547	0.91%	0.70%	to	1.90%	-43.57%	to	-42.94%
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
2005	14,205	$11.82	to	$31.73	$286,196	0.28%	0.75%	to	1.90%	14.76%	to	16.07%
2004	13,694	$10.30	to	$27.52	$243,399	0.31%	0.75%	to	1.90%	13.19%	to	14.61%
Fidelity® VIP Index 500 Portfolio - Initial Class
2008	1,317	$14.27	to	$16.88	$21,722	2.06%	1.25%	to	1.40%	-37.87%	to	-37.77%
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%
2005	2,538	$19.27	to	$22.90	$56,445	1.88%	1.25%	to	1.40%	3.34%	to	3.49%
2004	3,269	$18.62	to	$22.16	$70,298	1.34%	1.25%	to	1.40%	9.11%	to	9.21%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2008	52		$16.84		$876	4.19%		1.40%		-4.64%
2007	61		$17.66		$1,079	4.37%		1.40%			2.91%
2006	71		$17.16		$1,210	4.63%		1.40%			2.88%
2005	105	$16.40	to	$16.68	$1,759	3.82%	1.25%	to	1.40%	0.79%	to	0.92%
2004	118	$16.25	to	$16.55	$1,958	4.38%	1.25%	to	1.40%	2.99%	to	3.11%
Franklin Small Cap Value Securities Fund - Class 2
2008	230	$7.04	to	$12.08	$2,729	1.32%	0.70%	to	1.50%	-34.01%	to	-33.52%
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
2005	278	$15.62	to	$16.16	$4,461	0.61%	0.75%	to	1.50%	7.13%	to	8.02%
2004	294	$14.58	to	$14.96	$4,384	0.04%	0.75%	to	1.50%	22.18%	to	22.82%

172

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2008	9	$7.19	to	$7.40	$64	-	0.75%	to	1.50%	-47.25%	to	-46.76%
2007	13	$13.63	to	$13.90	$183	-	0.75%	to	1.50%	9.21%	to	9.97%
2006	46	$12.48	to	$12.64	$577	-	0.75%	to	1.50%	0.24%	to	1.04%
2005	16	$12.45	to	$12.51	$201	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING American Funds Growth Portfolio
2008	1,593	$7.67	to	$7.98	$12,540	0.80%	0.95%	to	1.90%	-45.33%	to	-44.81%
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
2006	2,461	$12.80	to	$13.33	$31,969	0.17%	0.95%	to	1.90%	7.65%	to	8.56%
2005	1,596	$11.89	to	$12.03	$20,435	-	0.95%	to	1.90%	13.35%	to	14.57%
2004	169	$10.49	to	$10.50	$1,774	(a)	0.95%	to	1.90%		(a)
ING American Funds Growth-Income Portfolio
2008	1,488	$7.48	to	$7.78	$11,419	1.40%	0.95%	to	1.90%	-41.41%	to	-38.79%
2007	1,948	$12.33	to	$12.92	$24,551	0.99%	0.95%	to	1.90%	2.49%	to	3.50%
2006	2,517	$12.03	to	$12.53	$30,744	0.73%	0.95%	to	1.90%	12.43%	to	13.49%
2005	1,896	$10.70	to	$10.82	$22,150	0.42%	0.95%	to	1.90%	3.28%	to	4.34%
2004	208	$10.36	to	$10.37	$2,347	(a)	0.95%	to	1.90%		(a)
ING American Funds International Portfolio
2008	1,357	$9.65	to	$10.04	$13,434	1.78%	0.95%	to	1.90%	-45.38%	to	-43.02%
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14%	to	18.33%
2006	2,095	$14.59	to	$15.16	$30,978	0.86%	0.95%	to	1.90%	16.07%	to	17.15%
2005	2,168	$12.57	to	$12.71	$27,749	0.53%	0.95%	to	1.90%	18.70%	to	19.79%
2004	856	$10.59	to	$10.61	$9,074	(a)	0.95%	to	1.90%		(a)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2008	3,602	$5.83	to	$7.15	$21,426	0.20%	0.70%	to	1.90%	-40.14%	to	-39.43%
2007	4,435	$9.74	to	$10.45	$43,667	(d)	0.75%	to	1.90%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)

173

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Evergreen Health Sciences Portfolio - Service
Class
2008	69	$9.52	to	$9.69	$666	0.16%	0.75%	to	1.25%	-29.53%	to -29.22%
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22%	to 7.71%
2006	44	$12.60	to	$12.71	$562	-	0.75%	to	1.25%	12.40%	to 13.08%
2005	45	$11.21	to	$11.24	$505	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Evergreen Omega Portfolio - Institutional Class
2008	773	$8.40	to	$9.51	$6,965	0.51%	0.95%	to	1.90%	-28.73%	to -28.01%
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80%	to 10.82%
2006	1,258	$10.62	to	$11.92	$14,399	-	0.95%	to	1.90%	3.90%	to 4.93%
2005	1,492	$10.17	to	$11.36	$17,454	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2008	2,013	$6.62	to	$6.79	$13,578	1.14%	0.95%	to	1.90%	-40.14%	to -39.59%
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63%	to 13.65%
2006	2,932	$9.82	to	$9.94	$28,943	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2008	91	$8.80	to	$9.04	$815	0.77%	0.75%	to	1.50%	-40.05%	to -39.61%
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84%	to 13.58%
2006	125	$13.01	to	$13.18	$1,644	-	0.75%	to	1.50%	10.58%	to 11.13%
2005	30	$11.82	to	$11.86	$356	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Franklin Income Portfolio - Service Class
2008	450	$7.61	to	$7.81	$3,482	3.07%	0.95%	to	1.90%	-30.57%	to -29.89%
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64%	to 1.64%
2006	395	$10.89	to	$10.96	$4,316	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

174

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Franklin Mutual Shares Portfolio - Service
Class
2008	258	$7.23 to	$7.35	$1,885	3.00%	0.95%	to	1.90%	-38.99%	to -38.34%
2007	307	$11.85 to	$11.92	$3,654	(d)	0.95%	to	1.90%		(d)
2006	(d)	(d)		(d)	(d)		(d)			(d)
2005	(d)	(d)		(d)	(d)		(d)			(d)
2004	(d)	(d)		(d)	(d)		(d)			(d)
ING Global Real Estate Portfolio - Institutional
Class
2008	162	$6.69 to	$6.71	$1,087	(e)	0.75%	to	1.50%		(e)
2007	(e)	(e)		(e)	(e)		(e)			(e)
2006	(e)	(e)		(e)	(e)		(e)			(e)
2005	(e)	(e)		(e)	(e)		(e)			(e)
2004	(e)	(e)		(e)	(e)		(e)			(e)
ING Global Real Estate Portfolio - Service Class
2008	124	$7.11 to	$7.30	$902	-	0.95%	to	1.90%	-42.43%	to -41.83%
2007	192	$12.35 to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06%	to -8.19%
2006	148	$13.58 to	$13.67	$2,017	(c)	0.95%	to	1.90%		(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)
ING Global Resources Portfolio - Service Class
2008	791	$6.20 to	$8.25	$6,198	2.14%	0.70%	to	1.90%	-42.07%	to -41.43%
2007	827	$12.93 to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74%	to 31.93%
2006	162	$9.89 to	$9.96	$1,610	(c)	0.95%	to	1.90%		(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)
ING Janus Contrarian Portfolio - Service Class
2008	26	$5.33 to	$5.35	$139	(e)	0.75%	to	1.25%		(e)
2007	(e)	(e)		(e)	(e)		(e)			(e)
2006	(e)	(e)		(e)	(e)		(e)			(e)
2005	(e)	(e)		(e)	(e)		(e)			(e)
2004	(e)	(e)		(e)	(e)		(e)			(e)

175

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
2008	378	$7.40	to	$9.76	$3,328	2.42%	0.95%	to	1.90%	-52.10%	to -51.59%
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12%	to 37.48%
2006	319	$11.35	to	$14.76	$4,487	0.62%	0.95%	to	1.90%	34.28%	to 34.55%
2005	110		$10.97		$1,210	(b)	1.25%	to	1.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2008	349	$5.87	to	$12.05	$4,184	2.52%	0.70%	to	1.50%	-52.01%	to -51.65%
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42%	to 37.45%
2006	349	$17.90	to	$18.13	$6,325	0.56%	0.75%	to	1.50%	33.78%	to 34.80%
2005	195	$13.38	to	$13.45	$2,620	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2008	215	$8.69	to	$9.00	$1,919	0.72%	0.95%	to	1.90%	-30.98%	to -30.34%
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45%	to -2.49%
2006	524	$13.04	to	$13.25	$6,901	0.08%	0.95%	to	1.90%	14.79%	to 15.82%
2005	803	$11.36	to	$11.44	$9,171	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2008	11	$7.37	to	$8.90	$102	0.81%	0.70%	to	1.25%	-30.80%	to -30.47%
2007	11	$12.63	to	$12.80	$145	0.40%	0.75%	to	1.25%	-2.92%	to -2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
2005	1		$11.33		$16	(b)		0.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2008	1,418	$7.26	to	$7.52	$10,576	3.31%	0.95%	to	1.90%	-40.49%	to -39.89%
2007	2,233	$12.20	to	$12.51	$27,694	1.55%	0.95%	to	1.90%	-2.79%	to -1.96%
2006	3,256	$12.55	to	$12.76	$41,313	0.72%	0.95%	to	1.90%	18.17%	to 19.36%
2005	4,224	$10.62	to	$10.69	$45,057	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

176

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING JPMorgan Value Opportunities Portfolio -
Service Class
2008	195	$7.32	to	$7.36	$1,426	2.96%	1.25%	to	1.40%	-40.34%	to	-40.26%
2007	236	$12.27	to	$12.32	$2,897	1.30%	1.25%	to	1.40%	-2.54%	to	-2.38%
2006	281	$12.59	to	$12.62	$3,543	0.35%	1.25%	to	1.40%	18.33%	to	18.50%
2005	300	$10.64	to	$10.65	$3,197	(b)	1.25%	to	1.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Julius Baer Foreign Portfolio - Service Class
2008	802	$6.60	to	$11.13	$7,156	-	0.70%	to	1.90%	-44.69%	to	-44.04%
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27%	to	15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57%	to	28.24%
2005	163	$13.31	to	$13.42	$2,191	0.08%	0.75%	to	1.25%	14.51%
2004	21		$11.72		$242	(a)		0.75%			(a)
ING Legg Mason Value Portfolio - Institutional
Class
2008	1,409	$4.83	to	$5.10	$7,015	0.27%	0.95%	to	1.90%	-56.29%	to	-53.38%
2007	1,895	$10.94	to	$11.39	$21,314	-	0.95%	to	1.90%	-12.20%	to	-6.64%
2006	2,636	$11.95	to	$12.46	$31,996	-	0.95%	to	1.90%	4.73%	to	5.81%
2005	3,079	$11.41	to	$11.53	$37,805	-	0.95%	to	1.90%	4.20%	to	5.20%
2004	80	$10.95	to	$10.96	$882	(a)	0.95%	to	1.90%		(a)
ING Legg Mason Value Portfolio - Service Class
2008	32	$4.93	to	$5.02	$162	-	0.75%	to	1.25%	-56.02%	to	-55.81%
2007	38	$11.21	to	$11.36	$434	-	0.75%	to	1.25%	-7.20%	to	-6.73%
2006	47	$12.08	to	$12.18	$571	-	0.75%	to	1.25%	5.23%	to	5.73%
2005	64	$11.46	to	$11.52	$731	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING LifeStyle Aggressive Growth Portfolio -
Service Class
2008	148	$7.07	to	$7.30	$1,068	1.65%	0.95%	to	1.90%	-42.89%	to	-42.34%
2007	175	$12.38	to	$12.66	$2,201	0.93%	0.95%	to	1.90%	1.39%	to	2.26%
2006	101	$12.25	to	$12.38	$1,239	0.10%	0.95%	to	1.75%	16.11%	to	17.01%
2005	50	$10.55	to	$10.58	$532	(b)	0.95%	to	1.75%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

177

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING LifeStyle Growth Portfolio - Service Class
2008	623	$7.49	to	$7.74	$4,777	1.60%	0.95%	to	1.90%	-37.84%	to	-37.23%
2007	671	$12.05	to	$12.33	$8,193	1.04%	0.95%	to	1.90%	1.86%	to	2.92%
2006	738	$11.83	to	$11.98	$8,785	0.58%	0.95%	to	1.90%	13.31%	to	14.31%
2005	220	$10.44	to	$10.48	$2,302	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING LifeStyle Moderate Growth Portfolio -
Service Class
2008	864	$7.91	to	$8.17	$6,997	1.86%	0.95%	to	1.90%	-32.91%	to	-32.26%
2007	1,236	$11.79	to	$12.06	$14,773	1.29%	0.95%	to	1.90%	2.70%	to	3.70%
2006	1,194	$11.48	to	$11.63	$13,815	1.02%	0.95%	to	1.90%	11.24%	to	12.37%
2005	333	$10.32	to	$10.35	$3,437	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING LifeStyle Moderate Portfolio - Service Class
2008	856	$8.37	to	$8.65	$7,314	1.86%	0.95%	to	1.90%	-27.41%	to	-26.63%
2007	1,051	$11.53	to	$11.79	$12,276	1.67%	0.95%	to	1.90%	3.04%	to	3.97%
2006	924	$11.19	to	$11.34	$10,417	1.26%	0.95%	to	1.90%	9.28%	to	10.42%
2005	383	$10.24	to	$10.27	$3,932	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2008	568	$6.94	to	$7.65	$4,020	3.22%	0.70%	to	1.50%	-37.31%	to	-36.84%
2007	628	$11.07	to	$11.21	$7,030	0.06%	0.75%	to	1.50%	3.06%	to	3.51%
2006	4	$10.79	to	$10.83	$45	(c)	0.75%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Lord Abbett Affiliated Portfolio - Service Class
2008	66	$6.86	to	$7.01	$458	2.41%	0.95%	to	1.75%	-37.75%	to	-37.24%
2007	86	$11.02	to	$11.17	$955	1.58%	0.95%	to	1.75%	2.32%	to	3.23%
2006	99	$10.75	to	$10.82	$1,071	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

178

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Marsico Growth Portfolio - Service Class
2008	173	$6.61	to	$7.99	$1,285	0.58%	0.70%	to	1.75%	-41.40%	to	-40.73%
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94%	to	13.28%
2006	83	$10.05	to	$11.90	$918	-	0.75%	to	1.90%	3.60%	to	4.20%
2005	18	$11.39	to	$11.42	$210	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Marsico International Opportunities Portfolio -
Service Class
2008	627	$6.02	to	$9.21	$5,138	1.03%	0.70%	to	1.90%	-50.48%	to	-49.86%
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26%	to	19.67%
2006	952	$10.69	to	$15.35	$13,618	0.03%	0.75%	to	1.90%	21.75%	to	23.10%
2005	677	$12.37	to	$12.47	$8,410	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Institutional
Class
2008	5,335	$8.93	to	$9.25	$48,840	5.92%	0.95%	to	1.90%	-23.61%	to	-22.92%
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27%	to	3.27%
2006	10,701	$11.43	to	$11.62	$123,605	2.62%	0.95%	to	1.90%	10.01%	to	11.09%
2005	13,910	$10.39	to	$10.46	$145,082	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Service Class
2008	103	$8.43	to	$11.28	$1,153	6.12%	0.70%	to	1.50%	-23.51%	to	-22.90%
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44%	to	3.25%
2006	118	$13.92	to	$14.37	$1,658	2.36%	0.75%	to	1.50%	10.28%	to	11.07%
2005	187	$12.59	to	$13.03	$2,374	2.65%	0.75%	to	1.50%	1.40%	to	2.16%
2004	154	$12.39	to	$12.85	$1,922	2.76%	0.75%	to	1.50%	9.74%	to	10.24%
ING MFS Utilities Portfolio - Service Class
2008	187	$6.96	to	$11.62	$2,161	3.26%	0.70%	to	1.50%	-38.65%	to	-38.16%
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48%	to	26.45%
2006	81	$14.68	to	$14.86	$1,201	0.06%	0.75%	to	1.50%	28.88%	to	29.78%
2005	41	$11.39	to	$11.45	$469	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

179

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Oppenheimer Main Street Portfolio® -
Institutional Class
2008	187	$6.90	to	$7.97	$1,448	3.01%	0.95%	to	2.25%	-39.95%	to	-39.11%
2007	234	$11.49	to	$13.09	$3,002	1.21%	0.95%	to	2.25%	2.57%	to	3.56%
2006	246	$12.19	to	$12.64	$3,092	1.44%	0.95%	to	1.90%	13.09%	to	14.08%
2005	140	$11.00	to	$11.08	$1,589	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Main Street Portfolio® -
Service Class
2008	14	$7.77	to	$7.91	$112	4.23%	0.75%	to	1.25%	-39.44%	to	-39.15%
2007	6	$12.83	to	$13.00	$77	1.63%	0.75%	to	1.25%		3.42%
2006	13		$12.57		$168	0.38%		0.75%		14.07%
2005	2		$11.02		$27	(b)		0.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO High Yield Portfolio - Service Class
2008	199	$8.00	to	$8.93	$1,748	8.39%	0.70%	to	1.40%	-23.67%	to	-23.08%
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42%	to	2.11%
2006	346	$10.55	to	$11.37	$3,918	6.45%	0.75%	to	1.50%	7.42%	to	8.08%
2005	284	$10.48	to	$10.54	$2,987	(b)	0.75%	to	1.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Equity Income Portfolio - Institutional
Class
2008	592	$6.25	to	$7.70	$3,765	2.84%	0.70%	to	1.50%	-31.09%	to	-30.69%
2007	686	$9.07	to	$9.19	$6,290	(d)	0.75%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING Pioneer Fund Portfolio - Institutional Class
2008	1,190	$7.26	to	$8.64	$10,140	3.23%	0.75%	to	2.25%	-36.00%	to	-34.98%
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75%	to	2.25%	2.97%	to	4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75%	to	2.25%	14.47%	to	15.88%
2005	2,096	$10.95	to	$11.02	$27,255	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

180

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Pioneer Mid Cap Value Portfolio -
Institutional Class
2008	328	$7.28	to	$7.46	$2,428	2.07%	0.70%	to	1.50%	-33.94%	to	-33.42%
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75%	to	1.50%		4.99%
2006	3		$10.63		$36	(c)		0.75%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Pioneer Mid Cap Value Portfolio - Service
Class
2008	96	$7.14	to	$7.32	$700	1.54%	0.95%	to	1.90%	-34.38%	to	-33.76%
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95%	to	1.90%	3.61%	to	4.44%
2006	33	$10.52	to	$10.58	$344	(c)	0.95%	to	1.75%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2008	861	$7.59	to	$9.30	$7,963	4.70%	0.70%	to	1.50%	-28.63%	to	-28.07%
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75%	to	1.50%	2.84%	to	3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75%	to	1.50%	13.27%	to	13.76%
2005	80	$10.93	to	$10.97	$878	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Equity Income Portfolio -
Service Class
2008	476	$7.02	to	$11.30	$4,389	4.20%	0.75%	to	1.90%	-36.93%	to	-36.15%
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09%	to	2.30%
2006	419	$11.01	to	$17.57	$6,350	1.24%	0.75%	to	1.90%	17.29%	to	18.16%
2005	333	$14.18	to	$14.98	$4,775	1.58%	0.75%	to	1.50%	2.39%	to	3.16%
2004	168	$13.81	to	$14.63	$2,335	1.25%	0.75%	to	1.50%	13.48%	to	13.99%
ING Templeton Global Growth Portfolio - Service
Class
2008	66	$6.58	to	$6.76	$438	1.06%	0.95%	to	1.90%	-40.88%	to	-40.23%
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45%	to	1.43%
2006	62	$11.08	to	$11.15	$692	(c)	0.95%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

181

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Van Kampen Capital Growth Portfolio -
Institutional Class
2008	4,392	$5.34	to	$5.53	$23,558	(e)	0.75%	to	1.90%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Van Kampen Growth and Income Portfolio -
Service Class
2008	96	$7.78	to	$8.74	$835	3.84%	0.70%	to	1.50%	-33.23%	to -32.72%
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03%	to 1.80%
2006	116	$12.60	to	$12.76	$1,476	1.35%	0.75%	to	1.50%	14.34%	to 15.16%
2005	121	$11.02	to	$11.08	$1,341	(b)	0.75%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Van Kampen Real Estate Portfolio - Service
Class
2008	173	$6.03	to	$6.43	$1,064	1.48%	0.70%	to	1.50%	-39.40%	to -38.93%
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97%	to -18.40%
2006	88	$11.88	to	$12.34	$1,079	(c)	0.75%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2008	1,844	$5.23	to	$6.55	$9,835	6.53%	0.70%	to	1.90%	-44.80%	to -44.14%
2007	2,589	$9.41	to	$9.63	$24,842	(d)	0.75%	to	1.90%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING VP Index Plus International Equity Portfolio -
Service Class
2008	92	$6.44	to	$6.56	$600	5.66%	0.70%	to	1.40%	-44.63%	to -44.19%
2007	115	$11.60	to	$11.70	$1,345	-	0.75%	to	1.40%	6.60%	to 7.34%
2006	887	$10.86	to	$10.94	$9,676	(c)	0.75%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

182

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2008	19	$6.51	to	$6.73	$123	0.91%	0.75%	to	1.75%	-33.98%	to	-33.23%
2007	32	$9.86	to	$10.08	$318	-	0.75%	to	1.75%	-5.37%	to	-4.45%
2006	36	$10.42	to	$10.55	$374	(c)	0.75%	to	1.75%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING American Century Large Company Value
Portfolio - Service Class
2008	21	$7.38	to	$8.09	$170	12.33%	0.70%	to	1.25%	-37.79%	to	-37.43%
2007	21	$12.57	to	$12.93	$268	1.76%	0.75%	to	1.25%	-3.23%	to	-2.78%
2006	14	$12.99	to	$13.30	$187	0.28%	0.75%	to	1.25%	17.88%	to	18.43%
2005	12	$11.02	to	$13.27	$130	1.16%	0.75%	to	1.25%	0.00%	to	0.54%
2004	35	$11.02	to	$13.23	$387	1.06%	0.75%	to	1.25%	8.68%	to	9.19%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2008	106	$10.76	to	$12.82	$1,200	0.69%	0.75%	to	1.50%	-27.69%	to	-27.11%
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
2006	102	$15.55	to	$18.32	$1,650	0.01%	0.75%	to	1.50%	13.67%	to	14.58%
2005	107	$13.68	to	$16.02	$1,511	0.24%	0.75%	to	1.50%	6.29%	to	7.08%
2004	77	$12.87	to	$15.00	$1,034	-	0.75%	to	1.50%	19.89%	to	20.35%
ING Baron Asset Portfolio - Service Class
2008	42	$6.32	to	$6.83	$266	-	0.70%	to	1.25%	-41.75%	to	-41.50%
2007	63	$10.85	to	$10.94	$688	-	0.75%	to	1.25%	7.53%	to	8.10%
2006	1	$10.09	to	$10.12	$7	(c)	0.75%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Baron Small Cap Growth Portfolio - Service
Class
2008	298	$6.03	to	$12.04	$2,765	-	0.70%	to	1.90%	-42.35%	to	-41.71%
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
2006	541	$10.05	to	$19.69	$7,061	-	0.75%	to	1.90%	13.49%	to	14.40%
2005	248	$15.20	to	$17.25	$3,883	-	0.75%	to	1.50%	5.78%	to	6.55%
2004	200	$14.37	to	$16.22	$2,941	-	0.75%	to	1.50%	26.05%	to	27.04%
183

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Columbia Small Cap Value II Portfolio -
Service Class
2008	114	$6.54	to	$6.75	$761	0.08%	0.75%	to	1.90%	-35.38%	to	-34.59%
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
2006	327	$10.02	to	$10.10	$3,294	(c)	0.75%	to	1.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Davis New York Venture Portfolio - Service
Class
2008	285	$6.65	to	$9.91	$2,118	0.76%	0.70%	to	1.90%	-40.36%	to	-39.73%
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
2006	173	$10.91	to	$15.96	$2,083	-	0.75%	to	1.90%	12.11%	to	13.01%
2005	83	$11.31	to	$14.15	$982	-	0.75%	to	1.50%	2.35%	to	3.12%
2004	129	$11.05	to	$13.75	$1,485	-	0.75%	to	1.50%	6.87%	to	7.64%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2008	129	$7.53	to	$13.27	$1,530	1.91%	0.70%	to	1.50%	-34.07%	to	-33.54%
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
2006	156	$17.09	to	$19.74	$2,766	-	0.75%	to	1.50%	14.78%	to	15.69%
2005	137	$14.89	to	$17.10	$2,101	0.28%	0.75%	to	1.50%	6.89%	to	7.67%
2004	154	$13.93	to	$15.92	$2,215	0.21%	0.75%	to	1.50%	18.76%	to	19.71%
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2008	2,073	$3.52	to	$10.63	$16,298	-	0.70%	to	1.90%	-40.34%	to	-39.64%
2007	2,545	$5.90	to	$17.61	$32,332	-	0.75%	to	1.90%	-3.44%	to	-2.34%
2006	3,252	$6.11	to	$18.04	$42,509	-	0.75%	to	1.90%	8.14%	to	9.47%
2005	3,880	$5.65	to	$16.48	$48,357	-	0.75%	to	1.90%	9.28%	to	10.60%
2004	4,742	$5.17	to	$14.90	$53,255	-	0.75%	to	1.90%	7.71%	to	8.92%
ING Neuberger Berman Partners Portfolio - Initial
Class
2008	2,614	$5.27	to	$5.44	$14,045	0.25%	0.95%	to	2.25%	-52.21%	to	-51.57%
2007	3,598	$10.99	to	$11.28	$40,033	0.28%	0.95%	to	2.25%	6.43%	to	7.82%
2006	4,756	$10.30	to	$10.49	$49,253	(c)	0.95%	to	2.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

184

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Neuberger Berman Partners Portfolio -
Service Class
2008	42	$5.40	to	$5.48	$226	-	0.75%	to	1.25%	-51.91%	to	-51.63%
2007	4	$11.23	to	$11.33	$47	(d)	0.75%	to	1.25%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING Oppenheimer Global Portfolio - Initial Class
2008	8,892	$7.00	to	$8.78	$76,622	2.27%	0.70%	to	1.90%	-41.47%	to	-40.72%
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48%	to	5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80%	to	17.09%
2005	15,774	$11.62	to	$12.04	$193,562	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Strategic Income Portfolio -
Initial Class
2008	4,539	$8.33	to	$9.88	$44,027	5.46%	0.70%	to	2.25%	-17.39%	to	-16.18%
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29%	to	7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07%	to	7.66%
2005	7,202	$9.99	to	$10.13	$75,516	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2008	2		$9.57		$16	5.56%		1.25%		-16.85%
2007	2		$11.51		$20	9.52%		1.25%			7.27%
2006	-		$10.73		$1	(c)		1.25%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING PIMCO Total Return Portfolio - Service Class
2008	776	$9.96	to	$12.94	$9,940	4.66%	0.70%	to	1.50%	-1.68%	to	-0.92%
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
2006	563	$11.61	to	$12.03	$6,721	1.62%	0.75%	to	1.50%	2.47%	to	3.26%
2005	492	$11.31	to	$11.65	$5,693	1.55%	0.75%	to	1.50%	0.53%	to	1.30%
2004	339	$11.18	to	$11.50	$3,885	-	0.75%	to	1.50%	2.73%	to	3.60%

185

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Pioneer High Yield Portfolio - Initial Class
2008	1,746	$7.22	to	$7.83	$12,668	7.56%	0.75%	to	1.90%	-30.23%	to	-29.96%
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
2006	2	$10.58	to	$10.61	$21	(c)	0.75%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2015 Portfolio - Service Class
2008	280	$7.92	to	$8.88	$2,423	2.37%	0.70%	to	1.50%	-27.94%	to	-27.39%
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
2006	82	$11.64	to	$11.78	$959	0.27%	0.75%	to	1.50%	9.36%	to	9.89%
2005	6	$10.68	to	$10.72	$68	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2025 Portfolio - Service Class
2008	186	$7.43	to	$8.34	$1,467	1.08%	0.70%	to	1.25%	-34.64%	to	-34.33%
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
2006	70	$12.13	to	$12.23	$853	0.23%	0.75%	to	1.25%	11.18%	to	11.79%
2005	11	$10.91	to	$10.94	$125	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2035 Portfolio - Service Class
2008	157	$7.20	to	$8.22	$1,196	1.34%	0.70%	to	1.25%	-37.78%	to	-37.49%
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%
2006	36	$12.47	to	$12.58	$453	0.11%	0.75%	to	1.25%	12.65%
2005	-		$11.07		$3	(b)		1.25%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2045 Portfolio - Service Class
2008	99	$6.95	to	$8.10	$764	1.03%	0.70%	to	1.25%	-40.58%	to	-40.27%
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
2006	21	$12.81	to	$12.92	$272	0.05%	0.75%	to	1.25%	13.66%
2005	-		$11.27		$3	(b)		1.25%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

186

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Solution Income Portfolio - Service Class
2008	144	$8.67	to	$9.52	$1,349	1.53%	0.70%	to	0.75%	-17.29%
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
2006	37	$10.92	to	$11.02	$408	0.18%	0.75%	to	1.25%		6.02%
2005	13		$10.30		$138	(b)		1.25%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2008	4,178	$6.30	to	$8.01	$32,650	0.46%	0.70%	to	1.90%	-44.27%	to	-43.58%
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
2006	6,287	$11.90	to	$12.67	$78,292	-	0.75%	to	1.90%	7.04%	to	8.35%
2005	7,857	$11.07	to	$11.73	$90,830	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Growth Equity Portfolio -
Initial Class
2008	1,613	$6.64	to	$18.58	$25,211	1.34%	0.70%	to	1.50%	-43.09%	to	-42.62%
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
2006	2,343	$12.35	to	$30.09	$60,240	0.23%	0.75%	to	1.50%	11.65%	to	12.44%
2005	2,307	$13.30	to	$26.93	$64,310	0.49%	0.75%	to	1.50%	4.59%	to	5.39%
2004	2,801	$12.62	to	$25.72	$73,921	0.15%	0.75%	to	1.50%	8.39%	to	9.21%
ING Templeton Foreign Equity Portfolio - Initial
Class
2008	2,911	$6.22	to	$6.93	$18,241	(e)	0.70%	to	1.90%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Thornburg Value Portfolio - Initial Class
2008	1,334	$4.39	to	$20.54	$13,421	0.52%	0.70%	to	1.90%	-40.92%	to	-40.20%
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
2006	2,035	$7.06	to	$32.27	$28,919	0.47%	0.75%	to	1.90%	14.61%	to	15.95%
2005	2,322	$6.16	to	$27.83	$30,602	0.78%	0.75%	to	1.90%	-0.32%	to	0.80%
2004	2,955	$6.18	to	$27.61	$38,224	0.42%	0.75%	to	1.90%	10.75%	to	12.05%

187

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING UBS U.S. Large Cap Equity Portfolio -
Initial Class
2008	1,676	$4.86	to	$11.23	$15,297	2.38%	0.70%	to	1.90%	-40.95%	to	-40.20%
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
2006	2,519	$8.29	to	$18.70	$36,982	0.79%	0.75%	to	1.90%	12.33%	to	13.68%
2005	3,105	$7.38	to	$16.45	$40,268	0.88%	0.75%	to	1.90%	7.27%	to	8.51%
2004	3,631	$6.88	to	$15.16	$43,678	0.77%	0.75%	to	1.90%	12.60%	to	13.90%
ING Van Kampen Comstock Portfolio - Service
Class
2008	153	$7.41	to	$10.26	$1,370	3.71%	0.70%	to	1.50%	-37.39%	to	-36.94%
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
2006	221	$14.17	to	$16.85	$3,248	0.66%	0.75%	to	1.50%	14.09%	to	14.99%
2005	252	$12.42	to	$14.68	$3,224	0.60%	0.75%	to	1.50%	1.97%	to	2.74%
2004	298	$12.18	to	$14.32	$3,726	-	0.75%	to	1.50%	15.23%	to	15.84%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2008	7,182	$8.39	to	$9.48	$67,293	4.97%	0.70%	to	1.90%	-24.82%	to	-23.94%
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
2006	11,772	$11.84	to	$12.18	$142,375	1.91%	0.75%	to	1.90%	10.52%	to	11.84%
2005	13,462	$10.66	to	$10.91	$146,295	(b)	0.75%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Strategic Allocation Conservative
Portfolio - Class I
2008	600	$8.30	to	$15.49	$8,278	4.46%	0.70%	to	1.50%	-24.71%	to	-24.14%
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
2006	802	$16.28	to	$19.45	$14,115	2.69%	0.75%	to	1.50%	6.77%	to	7.58%
2005	795	$15.95	to	$18.08	$16,483	1.95%	0.75%	to	1.50%	2.31%	to	3.08%
2004	926	$15.55	to	$17.54	$18,730	1.82%	0.75%	to	1.50%	6.50%	to	7.15%
ING VP Strategic Allocation Growth Portfolio -
Class I
2008	711	$6.85	to	$14.54	$8,438	2.39%	0.70%	to	2.25%	-37.50%	to	-36.53%
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
2006	800	$10.68	to	$21.97	$15,119	1.35%	0.75%	to	2.25%	10.67%	to	12.32%
2005	633	$16.45	to	$19.56	$14,815	1.22%	0.75%	to	1.50%	4.65%	to	5.39%
2004	771	$15.68	to	$18.56	$15,631	1.04%	0.75%	to	2.25%	10.33%	to	11.20%

188

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Strategic Allocation Moderate Portfolio -
Class I
2008	770	$7.62	to	$14.87	$9,608	3.23%	0.70%	to	2.25%	-32.02%	to	-31.00%
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%
2006	1,165	$10.87	to	$20.58	$20,258	1.93%	0.75%	to	2.25%	8.70%	to	10.35%
2005	953	$12.95	to	$18.65	$21,319	1.57%	0.75%	to	1.50%	3.15%	to	3.90%
2004	1,065	$15.45	to	$17.95	$20,822	1.30%	0.75%	to	2.25%	8.74%	to	9.38%
ING VP Growth and Income Portfolio - Class I
2008	11,849	$5.16	to	$200.72	$186,679	1.48%	0.70%	to	2.25%	-39.08%	to	-38.10%
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
2006	14,714	$8.06	to	$305.35	$372,591	1.14%	0.75%	to	2.25%	11.63%	to	13.32%
2005	15,346	$7.36	to	$231.60	$383,782	0.99%	0.75%	to	1.90%	6.05%	to	7.34%
2004	18,090	$6.94	to	$216.86	$423,357	2.31%	0.75%	to	2.25%	6.28%	to	7.59%
ING GET U.S. Core Portfolio - Series 3
2008	1,675	$9.75	to	$10.23	$16,807	2.16%	1.45%	to	2.40%	-5.71%	to	-4.93%
2007	2,204	$10.34	to	$10.76	$23,314	2.48%	1.45%	to	2.40%	2.38%	to	3.46%
2006	2,752	$10.10	to	$10.40	$28,242	2.51%	1.45%	to	2.40%	3.80%	to	4.84%
2005	4,182	$9.73	to	$9.92	$41,138	1.97%	1.45%	to	2.40%	-1.62%	to	-0.70%
2004	5,491	$9.89	to	$9.99	$54,614	-	1.45%	to	2.40%	-1.00%	to	-0.10%
ING GET U.S. Core Portfolio - Series 4
2008	247	$10.01	to	$10.48	$2,543	2.83%	1.45%	to	2.40%	-8.00%	to	-7.17%
2007	364	$10.88	to	$11.29	$4,033	2.95%	1.45%	to	2.40%	1.21%	to	2.17%
2006	469	$10.75	to	$11.05	$5,115	2.72%	1.45%	to	2.40%	5.29%	to	6.35%
2005	569	$10.21	to	$10.39	$5,868	1.74%	1.45%	to	2.40%	-1.16%	to	-0.19%
2004	788	$10.33	to	$10.41	$8,173	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 5
2008	159	$10.31	to	$10.70	$1,685	1.67%	1.45%	to	2.25%	-9.48%	to	-8.70%
2007	206	$11.32	to	$11.72	$2,393	1.73%	1.45%	to	2.40%	-0.35%	to	0.69%
2006	284	$11.36	to	$11.64	$3,282	1.93%	1.45%	to	2.40%	8.60%	to	9.60%
2005	374	$10.46	to	$10.62	$3,957	0.98%	1.45%	to	2.40%	0.19%	to	1.14%
2004	422	$10.44	to	$10.50	$4,428	(a)	1.45%	to	2.40%		(a)

189

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING GET U.S. Core Portfolio - Series 6
2008	2,171	$10.10	to	$10.46	$22,445	1.88%	1.45%	to	2.25%	-8.27%	to	-7.52%
2007	2,779	$10.96	to	$11.31	$31,137	2.38%	1.45%	to	2.40%	0.83%	to	1.80%
2006	3,851	$10.87	to	$11.11	$42,523	2.61%	1.45%	to	2.40%	7.84%	to	8.81%
2005	6,780	$10.08	to	$10.21	$68,984	0.38%	1.45%	to	2.40%	0.20%	to	1.19%
2004	8,740	$10.06	to	$10.09	$88,090	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 7
2008	1,220	$10.11	to	$10.45	$12,593	2.00%	1.45%	to	2.25%	-7.16%	to	-6.36%
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
2006	2,664	$10.75	to	$10.97	$29,018	2.50%	1.45%	to	2.40%	7.61%	to	8.72%
2005	4,298	$9.99	to	$10.09	$43,222	0.06%	1.45%	to	2.40%	-0.10%	to	0.90%
2004	5,702		$10.00		$57,015	(a)	0.95%	to	1.90%		(a)
ING GET U.S. Core Portfolio - Series 8
2008	1,061	$10.02	to	$10.39	$10,922	1.90%	1.45%	to	2.40%	-8.74%	to	-7.81%
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
2006	2,552	$10.86	to	$11.04	$28,056	1.80%	1.45%	to	2.40%	8.06%	to	9.09%
2005	3,197	$10.05	to	$10.12	$32,287	(b)	1.45%	to	2.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 9
2008	791	$10.08	to	$10.37	$8,130	2.08%	1.45%	to	2.25%	-7.35%	to	-6.58%
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%
2006	1,856	$10.71	to	$10.83	$20,035	1.29%	1.45%	to	2.25%	7.64%	to	8.52%
2005	2,337	$9.94	to	$10.00	$23,302	(b)	1.45%	to	2.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 10
2008	630	$10.17	to	$10.44	$6,522	2.65%	1.45%	to	2.25%	-6.01%	to	-5.26%
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22%	to	2.04%
2006	1,672	$10.69	to	$10.80	$18,001	0.75%	1.45%	to	2.25%	7.33%	to	8.22%
2005	2,176	$9.96	to	$10.00	$21,698	(b)	1.45%	to	2.40%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

190

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING GET U.S. Core Portfolio - Series 11
2008	772	$10.30	to	$10.61	$8,130	2.27%	1.45%	to	2.40%	-1.90%	to	-0.93%
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38%	to	0.56%
2006	1,783	$10.54	to	$10.65	$18,897	0.11%	1.45%	to	2.40%	5.29%	to	6.29%
2005	2,425	$10.01	to	$10.02	$24,279	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 12
2008	1,946	$10.26	to	$10.55	$20,401	1.62%	1.45%	to	2.40%	-8.47%	to	-7.54%
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54%	to	1.51%
2006	4,373	$11.15	to	$11.24	$48,943	(c)	1.45%	to	2.40%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 13
2008	1,853	$10.33	to	$10.54	$19,436	2.20%	1.45%	to	2.25%	0.10%	to	0.86%
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39%	to	3.36%
2006	4,416	$10.06	to	$10.11	$44,505	(c)	1.45%	to	2.40%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 14
2008	2,041	$10.24	to	$10.44	$21,091	1.89%	1.45%	to	2.40%	0.59%	to	1.56%
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50%	to	2.80%
2006	9		$10.00		$85	(c)	0.95%	to	1.25%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Global Science and Technology
Portfolio - Class I
2008	1,247	$2.88	to	$9.89	$3,743	-	0.70%	to	1.90%	-40.97%	to	-40.27%
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
2006	1,911	$4.14	to	$14.07	$8,139	-	0.75%	to	1.90%	5.24%	to	6.60%
2005	2,617	$3.92	to	$13.24	$10,507	-	0.75%	to	1.90%	9.56%	to	10.87%
2004	2,857	$3.56	to	$11.96	$10,373	-	0.75%	to	1.90%	-3.17%	to	-1.86%

191

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING International Index Portfolio - Class I
2008	36	$5.91	to	$5.94	$211	(e)	0.75%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Lehman Brothers U.S. Aggregate Bond
Index® Portfolio - Class I
2008	9	$10.19	to	$10.22	$96	(e)	0.75%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Opportunistic Large Cap Growth Portfolio -
Class I
2008	1,040	$3.69	to	$10.68	$7,963	0.77%	0.70%	to	1.90%	-45.09%	to	-44.46%
2007	1,280	$6.72	to	$19.23	$17,364	0.17%	0.75%	to	1.90%	15.66%	to	16.97%
2006	1,613	$5.81	to	$16.44	$18,754	0.06%	0.75%	to	1.90%	0.69%	to	1.89%
2005	1,858	$5.77	to	$16.14	$23,711	0.68%	0.75%	to	1.90%	7.25%	to	8.61%
2004	2,380	$5.38	to	$14.86	$28,081	0.12%	0.75%	to	1.90%	5.25%	to	6.37%
ING Opportunistic Large Cap Value Portfolio -
Class I
2008	334	$7.66	to	$14.95	$4,682	2.09%	0.70%	to	1.50%	-36.59%	to	-36.08%
2007	398	$15.20	to	$23.39	$8,809	1.74%	0.75%	to	1.50%	1.50%	to	2.23%
2006	531	$11.05	to	$22.88	$11,521	1.42%	0.75%	to	1.50%	14.29%	to	15.15%
2005	684	$12.96	to	$19.87	$12,906	1.88%	0.75%	to	1.50%	5.44%	to	6.20%
2004	909	$12.23	to	$18.71	$16,285	0.82%	0.75%	to	1.50%	8.48%	to	9.35%
ING Opportunistic Large Cap Value Portfolio -
Class S
2008	39	$7.16	to	$7.38	$285	1.68%	0.95%	to	1.90%	-37.03%	to	-36.38%
2007	68	$11.37	to	$11.60	$784	1.62%	0.95%	to	1.90%	0.80%	to	1.75%
2006	105	$11.28	to	$11.40	$1,192	1.49%	0.95%	to	1.90%	13.60%	to	14.69%
2005	145	$9.93	to	$9.94	$1,436	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

192

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Russell™ Large Cap Index Portfolio - Class I
2008	96	$6.63	to	$6.65	$641	(e)	0.75%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Index Portfolio - Class I
2008	5		$5.93		$29	(e)		0.75%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Small Cap Index Portfolio - Class I
	5		$6.97		$35	(e)		0.75%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING VP Index Plus LargeCap Portfolio - Class I
2008	8,508	$5.80	to	$14.93	$79,909	2.29%	0.70%	to	2.25%	-38.56%	to	-37.69%
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
2006	9,664	$9.15	to	$22.99	$152,360	1.09%	0.75%	to	2.25%	11.99%	to	13.70%
2005	9,069	$8.14	to	$20.22	$161,314	1.24%	0.75%	to	1.90%	3.43%	to	4.62%
2004	10,827	$7.87	to	$19.33	$182,362	1.01%	0.75%	to	2.25%	8.40%	to	9.77%
ING VP Index Plus MidCap Portfolio - Class I
2008	527	$6.85	to	$15.69	$7,814	1.43%	0.70%	to	1.50%	-38.51%	to	-38.02%
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
2006	724	$10.94	to	$24.21	$16,714	0.62%	0.75%	to	1.50%	7.81%	to	8.63%
2005	859	$16.06	to	$22.30	$18,302	0.44%	0.75%	to	1.50%	9.52%	to	10.34%
2004	944	$14.59	to	$20.23	$18,233	0.40%	0.75%	to	1.50%	14.85%	to	15.72%

193

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Index Plus SmallCap Portfolio - Class I
2008	313	$7.28	to	$12.08	$3,465	0.94%	0.70%	to	1.50%	-34.53%	to	-34.09%
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%
2006	480	$11.11	to	$19.70	$8,727	0.41%	0.75%	to	1.50%	12.07%	to	13.00%
2005	614	$15.33	to	$17.45	$9,917	0.31%	0.75%	to	1.50%	6.09%	to	6.79%
2004	592	$14.45	to	$16.34	$8,963	0.14%	0.75%	to	1.50%	20.22%	to	21.21%
ING VP Small Company Portfolio - Class I
2008	1,717	$7.27	to	$21.03	$27,869	1.10%	0.70%	to	1.90%	-32.37%	to	-31.57%
2007	2,343	$13.38	to	$30.74	$53,080	0.20%	0.75%	to	1.90%	3.91%	to	5.13%
2006	3,127	$13.29	to	$29.24	$68,006	0.41%	0.75%	to	1.90%	14.57%	to	15.93%
2005	3,533	$11.60	to	$25.23	$72,337	0.14%	0.75%	to	1.90%	8.21%	to	9.46%
2004	4,382	$10.72	to	$23.05	$82,870	0.28%	0.75%	to	1.90%	12.13%	to	13.55%
ING VP International Value Portfolio - Class I
2008	338	$6.66	to	$11.71	$3,607	2.63%	0.70%	to	1.50%	-43.61%	to	-43.17%
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75%	to	12.58%
2006	401	$16.17	to	$18.38	$6,725	2.18%	0.75%	to	1.50%	27.52%	to	28.53%
2005	304	$12.68	to	$14.33	$3,967	2.79%	0.75%	to	1.50%	7.82%	to	8.62%
2004	247	$11.76	to	$13.22	$2,980	1.29%	0.75%	to	1.50%	15.63%	to	16.51%
ING VP MidCap Opportunities Portfolio - Class I
2008	54	$6.94	to	$9.47	$498	-	0.70%	to	1.25%	-38.42%	to	-38.10%
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14%	to	24.80%
2006	34	$11.93	to	$12.26	$411	-	0.75%	to	1.25%	6.42%	to	7.00%
2005	33	$11.21	to	$11.46	$379	-	0.75%	to	1.25%	9.05%	to	9.56%
2004	32	$10.28	to	$13.84	$340	-	0.75%	to	1.25%	10.18%	to	10.69%
ING VP MidCap Opportunities Portfolio - Class S
2008	336	$7.67	to	$8.26	$2,720	-	0.95%	to	1.90%	-38.88%	to	-38.27%
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04%	to	24.23%
2006	742	$10.20	to	$10.77	$7,822	-	0.95%	to	1.90%	5.59%	to	6.63%
2005	1,074	$9.66	to	$10.10	$10,674	-	0.95%	to	1.90%	8.05%	to	9.07%
2004	1,180	$8.94	to	$9.26	$10,784	-	0.95%	to	1.90%	9.02%	to	10.11%

194

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP SmallCap Opportunities Portfolio -
Class I
2008	67	$6.25	to	$10.89	$522	-	0.70%	to	1.25%	-35.30%	to	-34.97%
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66%	to	9.31%
2006	26	$8.89	to	$15.40	$241	-	0.75%	to	1.25%	11.12%	to	11.61%
2005	11	$8.00	to	$13.81	$88	-	0.75%	to	1.25%	7.82%	to	8.34%
2004	128	$7.42	to	$12.78	$970	-	0.75%	to	1.25%	8.80%	to	9.42%
ING VP SmallCap Opportunities Portfolio -
Class S
2008	320	$5.55	to	$5.98	$1,876	-	0.95%	to	1.90%	-35.84%	to	-35.14%
2007	465	$8.65	to	$9.22	$4,184	-	0.95%	to	1.90%	7.72%	to	8.73%
2006	629	$8.03	to	$8.48	$5,223	-	0.95%	to	1.90%	10.30%	to	11.29%
2005	810	$7.28	to	$7.62	$6,065	-	0.95%	to	1.90%	6.74%	to	7.78%
2004	765	$6.82	to	$7.07	$5,342	-	0.95%	to	1.90%	7.91%	to	8.94%
ING VP Balanced Portfolio - Class I
2008	4,677	$7.72	to	$28.83	$81,353	3.74%	0.70%	to	2.25%	-29.69%	to	-28.64%
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20%	to	4.78%
2006	7,358	$10.64	to	$38.70	$165,989	2.39%	0.75%	to	2.25%	7.47%	to	9.16%
2005	6,847	$10.08	to	$27.78	$174,465	2.33%	0.75%	to	1.90%	2.34%	to	3.50%
2004	7,519	$9.85	to	$26.84	$189,559	2.00%	0.75%	to	2.25%	7.30%	to	8.58%
ING VP Intermediate Bond Portfolio - Class I
2008	6,247	$9.39	to	$75.43	$100,529	5.89%	0.70%	to	2.25%	-10.54%	to	-9.18%
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67%	to	5.26%
2006	6,657	$10.25	to	$79.47	$115,703	3.76%	0.75%	to	2.25%	1.75%	to	3.26%
2005	7,208	$11.62	to	$20.25	$130,583	3.70%	0.75%	to	1.90%	1.18%	to	2.38%
2004	7,665	$11.37	to	$19.78	$137,880	7.97%	0.75%	to	2.25%	2.91%	to	4.11%
ING VP Money Market Portfolio - Class I
2008	15,397	$10.06	to	$16.42	$207,378	5.24%	0.70%	to	1.90%	0.65%	to	1.92%
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
2006	18,036	$10.17	to	$15.44	$224,967	2.87%	0.75%	to	2.25%	2.49%	to	4.11%
2005	17,339	$10.21	to	$14.83	$214,217	1.08%	0.75%	to	1.90%	1.09%	to	2.21%
2004	15,367	$10.10	to	$14.51	$192,781	1.13%	0.75%	to	2.25%	-0.88%	to	0.35%

195

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Janus Aspen Series Balanced Portfolio -
Institutional Shares
2008	1		$28.45		$16	-		0.75%		-16.45%
2007	1		$34.05		$23	4.55%		0.75%			9.70%
2006	1		$31.04		$21	2.16%		0.75%			9.88%
2005	1		$28.25		$19	-		0.75%			7.17%
2004	9,164	$9.95	to	$27.77	$156,790	2.08%	0.75%	to	1.90%	6.53%	to 7.72%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2008	-		$25.03		$3	-		0.75%			5.26%
2007	1		$23.78		$12	8.33%		0.75%			6.21%
2006	1		$22.39		$12	4.88%		0.75%			3.47%
2005	1		$21.64		$11	-		0.75%			1.22%
2004	794	$11.46	to	$21.38	$15,748	5.17%	0.75%	to	1.50%	2.40%	to 3.19%
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
2008	-	$13.36	to	$14.67	$5	-	0.75%	to	1.50%	-40.62%	to -40.20%
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%	to 14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%	to 10.56%
2005	-	$18.09	to	$19.42	$7	-	0.75%	to	1.50%	2.73%	to 3.52%
2004	6,667	$5.85	to	$21.12	$84,481	0.13%	0.75%	to	1.90%	2.45%	to 3.70%
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
2008	-	$16.79	to	$18.43	$1	-	0.75%	to	1.50%	-44.55%	to -44.15%
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to 21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to 12.79%
2005	-	$22.50	to	$24.16	$6	-	0.75%	to	1.50%	10.62%	to 11.44%
2004	7,231	$4.59	to	$21.68	$94,264	-	0.75%	to	1.90%	18.30%	to 19.85%
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
2008	-		$15.86		$2	-		0.75%		-45.06%
2007	-		$28.87		$8	-		0.75%			8.82%
2006	-		$26.53		$7	1.72%		0.75%		17.29%
2005	-		$22.62		$6	-		0.75%			5.11%
2004	10,934	$5.95	to	$23.00	$154,245	0.94%	0.75%	to	1.90%	2.76%	to 3.96%
196

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
2008	222	$7.21	to	$10.69	$2,000	1.17%	0.70%	to	1.50%	-40.23%	to	-39.78%
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to	-0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%	to	11.36%
2005	434	$13.28	to	$16.06	$5,924	0.52%	0.75%	to	1.50%	6.67%	to	7.43%
2004	292	$12.45	to	$14.98	$3,732	0.40%	0.75%	to	1.50%	22.18%	to	23.12%
Oppenheimer Global Securities/VA
2008	3		$15.51		$47	1.53%		0.75%		-40.64%
2007	3		$26.13		$84	1.20%		0.75%			5.53%
2006	3		$24.76		$83	0.98%		0.75%		16.79%
2005	3		$21.20		$72	2.12%		0.75%		13.49%
2004	2,073	$15.03	to	$23.47	$43,720	1.17%	0.75%	to	1.50%	17.37%	to	18.23%
Oppenheimer Main Street Fund®/VA
2008	35	$6.75	to	$7.94	$255	1.74%	0.80%	to	1.25%	-39.24%	to	-38.97%
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%		3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%	to	14.08%
2005	4,588	$8.60	to	$14.43	$58,462	1.38%	0.95%	to	1.90%	3.99%	to	4.98%
2004	5,694	$8.27	to	$13.79	$68,396	0.85%	0.80%	to	2.25%	7.40%	to	8.45%
Oppenheimer Main Street Small Cap Fund®/VA
2008	47	$6.86	to	$8.12	$382	0.60%	0.70%	to	1.50%	-38.76%	to	-38.34%
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
2005	3	$11.72	to	$11.76	$41	(b)	0.75%	to	1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Oppenheimer Mid Cap Fund/VA
2008	5	$5.50	to	$6.88	$37	-	0.80%	to	1.25%	-49.68%	to	-49.49%
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%		5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
2005	2,781	$5.20	to	$16.97	$32,591	-	0.95%	to	1.90%	10.32%	to	11.25%
2004	3,156	$4.71	to	$15.29	$32,874	-	0.95%	to	1.90%	17.46%	to	18.63%

197

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

PIMCO Real Return Portfolio - Administrative
Class
2008	532	$8.97	to	$11.10	$5,888	4.40%	0.70%	to	1.50%	-8.21%	to	-7.81%
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
2005	139	$10.87	to	$10.96	$1,526	3.42%	0.75%	to	1.25%		1.29%
2004	48		$10.82		$522	(a)		0.75%			(a)
Pioneer Emerging Markets VCT Portfolio - Class I
2008	196	$5.06	to	$5.30	$1,033	0.51%	0.70%	to	1.50%	-58.85%	to	-58.50%
2007	225	$12.71	to	$12.77	$2,870	(d)	0.75%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
Pioneer High Yield VCT Portfolio - Class I
2008	40	$6.71	to	$7.84	$308	7.95%	0.70%	to	1.50%	-36.33%	to	-35.90%
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53%	to	5.07%
2006	42	$11.48	to	$11.64	$480	4.35%	0.75%	to	1.25%		7.68%
2005	12		$10.81		$133	6.30%		0.75%			1.22%
2004	20		$10.68		$216	(a)		0.75%			(a)
Wanger International
2008	72	$5.63	to	$6.29	$406	1.14%	0.70%	to	1.25%	-46.28%	to	-45.96%
2007	112	$10.46	to	$10.51	$1,172	(d)	0.75%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
Wanger Select
2008	212	$5.73	to	$8.19	$1,732	-	0.70%	to	1.50%	-49.84%	to	-49.41%
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73%	to	8.58%
2006	140	$14.62	to	$14.91	$2,085	0.29%	0.75%	to	1.50%	18.23%	to	18.80%
2005	44	$12.45	to	$12.55	$554	-	0.75%	to	1.25%		9.61%
2004	22		$11.45		$249	(a)		0.75%			(a)

198

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)

Wanger USA
2008	27	$6.69 to	$8.60	$231	-	0.70%	to	1.50%	-40.59%	to	-40.11%
2007	30	$13.97 to	$14.36	$436	-	0.75%	to	1.50%	3.79%	to	4.59%
2006	42	$13.46 to	$13.73	$569	0.39%	0.75%	to	1.50%	6.53%	to	7.10%
2005	43	$12.72 to	$12.82	$552	-	0.75%	to	1.25%	10.42%
2004	8	$11.61		$97	(a)		0.75%			(a)

(a)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

199

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2008, 2007, and 2006	C-3

Consolidated Balance Sheets as of
December 31, 2008 and 2007	C-4

Consolidated Statements of Changes in Shareholder's Equity
For the years ended December 31, 2008, 2007, and 2006	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2008, 2007, and 2006	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 26, 2009

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Operations (In millions)

	Year Ended December 31,
	2008	2007	2006
Revenue:
Net investment income	$1,083.7	$1,054.7	$1,029.7
Fee income	612.9	769.9	714.8
Premiums	46.9	46.8	37.5
Broker-dealer commission revenue	622.5	568.4	429.2
Net realized capital (losses) gains	(653.1)	(27.6)	3.0
Other income	21.3	20.3	15.7
Total revenue	1,734.2	2,432.5	2,229.9
Benefits and expenses:
Interest credited and other benefits
to contractowners	1,432.4	802.8	783.7
Operating expenses	687.5	652.2	568.3
Broker-dealer commission expense	622.5	568.4	429.2
Net amortization of deferred policy acquisition
cost and value of business acquired	128.9	129.2	21.3
Interest expense	1.4	5.5	2.9
Total benefits and expenses	2,872.7	2,158.1	1,805.4
(Loss) income before income taxes	(1,138.5)	274.4	424.5
Income tax (benefit) expense	(108.3)	56.0	122.7
Net (loss) income	$(1,030.2)	$218.4	$301.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007

Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $14,632.6 at 2008 and $13,374.7 at 2007)	$13,252.2	$13,316.3
Equity securities, available-for-sale, at fair value
(cost of $247.7 at 2008 and $440.1 at 2007)	240.3	446.4
Short-term investments	41.9	167.9
Mortgage loans on real estate	2,107.8	2,089.4
Policy loans	267.8	273.4
Limited partnerships/corporations	513.9	636.1
Other investments	235.2	34.8
Securities pledged (amortized cost of $1,160.5 at 2008 and $940.2 at 2007)	1,225.4	934.1
Total investments	17,884.5	17,898.4
Cash and cash equivalents	203.5	252.3
Short-term investments under securities loan agreement,
including collateral delivered	483.9	202.7
Accrued investment income	205.8	168.3
Receivables for securities sold	5.5	5.6
Reinsurance recoverable	2,505.6	2,594.4
Deferred policy acquisition costs	865.5	728.6
Value of business acquired	1,832.5	1,253.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	13.8	10.6
Current income tax recoverable	38.6	-
Property and equipment	114.7	147.4
Other assets	233.3	112.1
Assets held in separate accounts	35,927.7	48,091.2
Total assets	$60,489.9	$71,639.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007

Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,782.1	$18,569.1
Payables for securities purchased	1.6	0.2
Payables under securities loan agreement, including collateral held	488.3	183.9
Notes payable	17.9	9.9
Borrowed money	615.3	738.4
Due to affiliates	116.7	130.7
Current income taxes	-	56.8
Deferred income taxes	101.1	275.9
Other liabilities	874.7	542.7
Liabilities related to separate accounts	35,927.7	48,091.2
Total liabilities	58,925.4	68,598.8

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,161.3	4,159.3
Accumulated other comprehensive loss	(482.1)	(33.8)
Retained earnings (deficit)	(2,117.5)	(1,087.3)
Total shareholder's equity	1,564.5	3,041.0
Total liabilities and shareholder's equity	$60,489.9	$71,639.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Changes in Shareholder’s Equity (In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2005	$2.8	$4,549.6	$(5.3)	$(1,576.4)	$2,970.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and FAS No. 158
transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change in accounting
principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7
Cumulative effect of change in
accounting principle	-	-	-	(31.1)	(31.1)
Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	2.8	4,159.3	(33.8)	(1,087.3)	3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(635.4) pretax), including
tax valuation allowance of $6.4	-	-	(435.3)	-	(435.3)
Pension liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Dividends paid	-	-	-	-	-
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	$2.8	$4,161.3	$(482.1)	$(2,117.5)	$1,564.5

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2008	2007	2006
Cash Flows from Operating Activities:
Net (loss) income	$(1,030.2)	$218.4	$301.8
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(205.1)	(193.4)	(191.0)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	128.3	133.9	25.9
Net accretion/decretion of discount/premium	87.1	72.7	83.8
Future policy benefits, claims reserves, and
interest credited	1,296.8	579.6	662.5
Provision for deferred income taxes	25.3	30.4	75.6
Net realized capital losses (gains)	653.1	27.6	(3.0)
Depreciation	56.7	18.2	12.6
Change in:
Accrued investment income	(37.5)	12.1	23.2
Reinsurance recoverable	88.8	121.0	81.3
Other receivable and assets accruals	(115.3)	(37.0)	(20.1)
Due to/from affiliates	(17.2)	46.4	20.4
Other payables and accruals	(120.3)	17.8	86.3
Other, net	(44.0)	(16.4)	5.9
Net cash provided by operating activities	766.5	1,031.3	1,165.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	9,039.7	10,235.6	10,355.2
Equity securities, available-for-sale	135.0	113.8	91.7
Mortgage loans on real estate	146.5	205.4	197.0
Acquisition of:
Fixed maturities, available-for-sale	(11,593.4)	(8,425.5)	(8,802.1)
Equity securities, available-for-sale	(54.8)	(243.9)	(149.1)
Mortgage loans on real estate	(168.0)	(415.1)	(680.3)
Policy loans, net	5.6	(4.5)	(6.5)
Derivatives, net	52.6	32.2	1.4
Limited partnerships, net	81.5	(279.5)	(237.6)
Short-term investments, net	126.0	(163.3)	-
Purchases of property and equipment, net	(24.0)	(90.5)	(54.5)
Collateral received (paid)	23.2	(18.8)	-
Other investments	0.7	-	(4.0)
Net cash (used in) provided by investing activities	(2,229.4)	945.9	711.2

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2008	2007	2006
Cash Flows from Financing Activities:
Deposits received for investment contracts	3,836.4	1,600.0	1,875.7
Maturities and withdrawals from investment contracts	(2,312.2)	(3,451.2)	(3,420.7)
Short-term loans to affiliates	13.0	45.0	86.0
Short-term repayments	(123.1)	(94.8)	(107.9)
Notes payable	-	9.9	-
Dividends to Parent	-	(145.0)	(256.0)
Net cash provided by (used in) financing activities	1,414.1	(2,036.1)	(1,822.9)
Net (decrease) increase in cash and cash equivalents	(48.8)	(58.9)	53.5
Cash and cash equivalents, beginning of year	252.3	311.2	257.7
Cash and cash equivalents, end of year	$203.5	$252.3	$311.2
Supplemental cash flow information:
Income taxes (received) paid, net	$(44.1)	$45.1	$37.6
Interest paid	$23.6	$44.6	$40.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS 157 does not expand the use of fair value to any new circumstances.

Under FAS 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

FAS 157 was adopted by the Company on January 1, 2008. As a result of implementing FAS 157, the Company recognized $1.7, before tax, as an increase to Net income on the date of adoption related to the fair value measurements of the reserves for product guarantees. The impact of implementation was included in Interest credited and other benefits to contractholders on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In October 2008, the FASB issued FASB Staff Position (“FSP”) FAS No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”), which provides clarifying guidance on the application of FAS 157 to financial assets in a market that is not active and was effective upon issuance. FSP FAS 157-3 had no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that applied by the Company upon adoption of FAS 157.

The Company recognized no other adjustments to its financial statements related to the adoption of FAS 157, and new disclosures are included in the Financial Instruments footnote.

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value with unrealized gains and losses recognized in earnings at each subsequent reporting date. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS 159 was adopted by the Company on January 1, 2008. In implementing FAS 159, the Company elected not to take the fair value option for any eligible assets or liabilities in existence on January 1, 2008, or in existence at the date of these Consolidated Financial Statements.

Offsetting of Amounts Related to Certain Contracts

On April 30, 2007, the FASB issued a FSP on FASB Interpretation (“FIN”) No. 39, “Offsetting of Amounts Related to Certain Contracts” (“FSP FIN 39-1”), which permits a reporting entity to offset fair value amounts recognized for the right to reclaim or the obligation to return cash collateral against fair value amounts recognized for derivative instruments under master netting arrangements. FSP FIN 39-1 had no effect on the financial condition, results of operations, or cash flows upon adoption by the Company on January 1, 2008, as it is the Company’s accounting policy not to offset such fair value amounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS 97”), as investment contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Disclosures about Credit Derivatives and Certain Guarantees

In September 2008, the FASB issued FSP FAS No. 133-1 and FIN No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP FAS 133-1 and FIN 45-4”), which does the following:

▪	Amends FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133”), requiring additional disclosures by sellers of credit derivatives;
▪

Amends FASB Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“FIN 45”), requiring additional disclosure about the current status of the payment/performance risk of a guarantee; and

▪	Clarifies the effective date of FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).

FSP FAS 133-1 and FIN 45-4 was adopted by the Company on December 31, 2008. In implementing FSP FAS 133-1 and FIN 45-4, the Company determined that its adoption had no financial statement impact. New disclosures are included in the Financial Instruments and Commitments and Contingent Liabilities footnotes.

The clarification in the FSP of the effective date of FAS 161 is consistent with the guidance in FAS 161 and the Company’s disclosure provided herein.

Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December, 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP FAS 140-4 and FIN 46(R)-8”), which requires additional disclosures regarding a transferor’s continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement and an enterprise’s involvement with variable interest entities (“VIEs”) and qualifying special purpose entities (“QSPEs”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS 140-4 and FIN 46(R)-8 was adopted by the Company on December 31, 2008. In implementing FSP FAS 140-4 and FIN 46(R)-8, the Company determined that its adoption has no financial statement impact. The Company does not have any QSPEs or continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement.

Amendments to Impairment Guidance

In January 2009, the FASB issued FSP Emerging Issues Task Force (“EITF”) 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF 99-20-1”), which amends EITF 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”). FSP EITF 99-20-1 requires that an other-than-temporary impairment on investments that meet the criteria of EITF 99-20 be recognized as a realized loss through earnings when it is probable there has been an adverse change in the holder’s estimated cash flow, consistent with the impairment model in FAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”

FSP EITF 99-20-1 was adopted by the Company on December 31, 2008, prospectively. In implementing FSP EITF 99-20-1, the Company determined there was a minimal effect on financial position, results of operations, and cash flows, as the structured securities held by the Company were highly rated at issue.

New Accounting Pronouncements

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued FAS 161, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

The provisions of FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company is currently in the process of determining the impact of adoption of FAS 161 on its disclosures; however, as the pronouncement only pertains to additional disclosures, the Company has determined that the adoption of FAS 161 will have no financial statement impact. In addition, the Company’s derivatives are generally

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

FAS 141R also amends or eliminates various other authoritative literature.

The provisions of FAS 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

Equity Method Investment Accounting

In November 2008, the EITF reached consensus on EITF 08-6, “Equity Method Investment Accounting Considerations” (“EITF 08-6”), which requires, among other provisions, that:

▪	Equity method investments be initially measured at cost;
▪	Contingent consideration only be included in the initial measurement;
▪	An investor recognize its share of any impairment charge recorded by the equity investee; and
▪	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment;

The provisions of EITF 08-6 are effective in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. As such, this standard will impact Company acquisitions or changes in ownership with regards to equity investments that occur on or after January 1, 2009. The Company is currently in the process of determining the impact of the other-than-temporary impairment provisions.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the EITF 99-20. Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments were reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments were reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes. During 2008, due to the current economic environment, which resulted in significant realized and unrealized losses associated with assets supporting experience-rated contracts, the Company accelerated the amortization of realized losses and recorded such amounts in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations and recorded unrealized losses in Accumulated other comprehensive income (loss) in Shareholder’s equity rather than Future policy benefits and claims reserves.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for the actively traded marketable fixed maturities are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset.

The fair values for actively traded equity securities are based on quoted market prices.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2008 and 2007, total accumulated depreciation and amortization was $103.0 and $120.7, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and ranged from 1.6% to 7.8% for the years 2008, 2007, and 2006. Certain reserves may also include net unrealized gains and losses related to investments and unamortized net realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. During 2008, given the current economic environment, which resulted in significant net realized and unrealized losses, the Company did not include net unrealized and unamortized realized losses associated with experience-rated contracts in Future policy benefits and claims reserves. The net unrealized losses are reflected in Accumulated other comprehensive (loss) income, and the amortization of the unamortized realized losses have been recorded in Interest credited and other benefits to contractholders. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2008, 2007, and 2006, reserve interest rates ranged from 5.3% to 5.9%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of FAS 157. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2008 and 2007, unrealized capital losses of $53.2 and $11.0, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.5 billion and $2.6 billion at December 31, 2008 and 2007, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company’s individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$1,391.4	$84.5	$0.9	$1,475.0
U.S. government agencies and authorities	797.1	77.2	1.2	873.1
State, municipalities, and political subdivisions	72.9	0.3	17.7	55.5

U.S. corporate securities:
Public utilities	1,112.4	4.4	117.6	999.2
Other corporate securities	3,986.2	85.6	436.6	3,635.2
Total U.S. corporate securities	5,098.6	90.0	554.2	4,634.4

Foreign securities(1):
Government	397.8	4.3	61.4	340.7
Other	2,188.5	27.0	274.0	1,941.5
Total foreign securities	2,586.3	31.3	335.4	2,282.2

Residential mortgage-backed securities	3,412.6	153.6	266.7	3,299.5
Commercial mortgage-backed securities	1,604.0	0.1	370.5	1,233.6
Other asset-backed securities	830.2	9.0	214.9	624.3

Total fixed maturities, including
securities pledged	15,793.1	446.0	1,761.5	14,477.6
Less: securities pledged	1,160.5	72.7	7.8	1,225.4
Total fixed maturities	14,632.6	373.3	1,753.7	13,252.2
Equity securities	247.7	1.0	8.4	240.3
Total investments, available-for-sale	$14,880.3	$374.3	$1,762.1	$13,492.5
(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$11.2	$0.7	$-	$11.9
U.S. government agencies and authorities	0.6	-	-	0.6
State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

U.S. corporate securities:
Public utilities	1,049.1	10.8	15.6	1,044.3
Other corporate securities	3,855.1	46.1	65.2	3,836.0
Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

Foreign securities(1):
Government	379.3	17.1	6.6	389.8
Other	1,955.8	29.9	40.3	1,945.4
Total foreign securities	2,335.1	47.0	46.9	2,335.2

Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7
Other asset-backed securities	924.3	5.5	41.5	888.3

Total fixed maturities, including
securities pledged	14,314.9	222.7	287.2	14,250.4
Less: securities pledged	940.2	8.0	14.1	934.1
Total fixed maturities	13,374.7	214.7	273.1	13,316.3
Equity securities	440.1	13.8	7.5	446.4

Total investments, available-for-sale	$13,814.8	$228.5	$280.6	$13,762.7
(1) Primarily U.S. dollar denominated.

At December 31, 2008 and 2007, net unrealized losses were $1,322.9 and $58.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. During 2008, as a result of the current economic environment, which resulted in significant losses on investments supporting experience-rated contracts, the Company reflected all unrealized losses in Shareholder’s equity rather than Future policy benefits and claims reserves. At December 31, 2007, $16.4 of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2008, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$273.3	$271.5
After one year through five years	3,751.8	3,576.2
After five years through ten years	3,546.6	3,344.4
After ten years	2,374.6	2,128.1
Mortgage-backed securities	5,016.6	4,533.1
Other asset-backed securities	830.2	624.3
Less: securities pledged	1,160.5	1,225.4
Fixed maturities, excluding securities pledged	$14,632.6	$13,252.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2008 or 2007.

At December 31, 2008 and 2007, fixed maturities with fair values of $14.2 and $13.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2008 and 2007, approximately 13.0% and 11.3%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State will be realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion portfolio, including book value of $775.1 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State will take place at a discount of approximately 10% of par value. In addition, under the Back-up Facility, other fees will

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

be paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company will remain the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. Subject to documentation and regulatory approvals, the ING-Dutch State Transaction is expected to close by the end of March 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph to take effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company will enter into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company will convey to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and pay a periodic transaction fee, and will receive, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State will be obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding will be obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which has a book value of $4.2 will be sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II will sell to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp will include such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. Subject to documentation and regulatory approval, the Step 1 Cash Transfer is expected to close by the end of March 2009 contemporaneous with the closing of the ING-Dutch State Transaction.

Since the Company had the intent to sell a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio or as part of the Step 1 Cash Transfer as of December 31, 2008, the Company recognized $253.2 in other-than-temporary impairments with respect to the 80% participation interest in its Designated Securities Portfolio that it expects to convey as part of the ING-Dutch State Transaction and the Step 1 Cash Transfer. The Company expects to recognize a gain in the estimated range of $220.0 to $240.0 upon the closing of the ING-Dutch State Transaction and the Step 1 Cash Transfer.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $141.0 and $279.5 in ING proprietary funds as of December 31, 2008 and 2007, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the offsetting collateral liability is included in Borrowed money on the Consolidated Balance Sheets. At December 31, 2008 and 2007, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and $757.6, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $613.9 and $734.8 at December 31, 2008 and 2007, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. At December 31, 2008 and 2007, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2008 and 2007. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2008 and 2007, the fair value of loan securities was $474.8 and $176.5, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2008 and 2007, were primarily related to the effects of interest rate movement or spread widening on mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2008 and 2007.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2008	Cost	Cost	Costs	Loss
Interest rate or spread widening	$144.2	$381.7	$383.5	$909.4
Mortgage and other
asset-backed securities	65.3	188.5	598.3	852.1
Total unrealized capital losses	$209.5	$570.2	$981.8	$1,761.5
Fair value	$2,999.6	$3,446.7	$2,964.2	$9,410.5

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss
Interest rate or spread widening	$18.8	$62.3	$48.8	$129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3
Total unrealized capital losses	$48.9	$131.3	$107.0	$287.2
Fair value	$2,256.2	$2,217.7	$3,612.1	$8,086.0

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 79.2% of the average book value. In addition, this category includes 1,243 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2008. The value of the Company’s fixed maturities declined $534.2, before tax and DAC, from December 31, 2008 though February 28, 2009, due to further widening of credit spreads. This decline in fair value includes $81.7 related to the Company’s investments in commercial mortgage-backed securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2008, 2007, and 2006.

	2008		2007		2006
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$-	-	$6.4	4
U.S. corporate	283.2	233	36.3	113	24.4	67
Foreign	108.9	94	19.1	54	4.2	10
Residential mortgage-backed	349.3	194	7.1	30	16.6	76
Other asset-backed	245.6	64	10.5	21	7.0	1
Equity securities	55.1	17	-	-	0.1	3
Limited partnerships	6.6	6	3.0	1	-	-
Mortgage loans on real estate	3.8	1	-	-	-	-
Total	$1,052.5	609	$76.0	219	$58.7	161

The above schedule includes $235.8, $16.4, and $16.1 for the years ended December 31, 2008, 2007, and 2006, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $816.7, $59.6, and $42.6 in write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

The following table summarizes these write-downs recognized by type for the years ended December 31, 2008, 2007, and 2006.

	2008		2007		2006
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$-	-	$6.4	4
U.S. corporate	204.5	180	31.6	102	24.4	67
Foreign	81.3	78	19.1	54	4.2	10
Residential mortgage-backed	291.8	128	2.6	2	0.6	1
Other asset-backed	239.1	43	6.3	16	7.0	1
Total	$816.7	429	$59.6	174	$42.6	83

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2008, 2007, and 2006 was $2,136.5, $1,210.8, and $704.4, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$1,020.6	$895.5	$969.0
Equity securities, available-for-sale	(13.2)	38.5	10.5
Mortgage loans on real estate	116.0	118.5	93.6
Real estate	9.0	-	-
Policy loans	14.2	14.1	13.2
Short-term investments and cash equivalents	4.5	2.2	2.4
Other	12.7	88.3	44.5
Gross investment income	1,163.8	1,157.1	1,133.2
Less: investment expenses	80.1	102.4	103.5
Net investment income	$1,083.7	$1,054.7	$1,029.7

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$(990.8)	$(50.3)	$(67.0)
Equity securities, available-for-sale	(81.0)	6.4	9.3
Derivatives	(187.0)	(123.0)	(3.9)
Other	(18.7)	(2.6)	-
Less: allocation to experience-rated contracts	624.4	141.9	(64.6)
Net realized capital (loss) gains	$(653.1)	$(27.6)	$3.0
After-tax net realized capital (loss) gains	$(424.5)	$(17.9)	$2.0

The increase in Net realized capital losses for the year ended December 31, 2008, was primarily due to higher credit and intent related impairments of fixed maturities driven by the widening of credit spreads. In addition, the Company experienced losses on equity securities mainly due to the poor market performance and losses on interest rate swaps due to lower LIBOR rates in 2008.

Net realized capital gains (losses) allocated to experience-rated contracts are deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. During 2008, as a result of the current economic environment, which resulted in significant realized losses associated with experience-rated contracts, the Company accelerated amortization of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

realized losses rather than reflect those losses in Future policy benefits and claims reserves. During 2008, the Company fully amortized $624.4 of net unamortized realized capital losses allocated to experience-rated contractowners, which are reflected in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8 and $164.5 at December 31, 2007 and 2006, respectively, and were reflected in Future policy benefits and claims reserves.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses, excluding those related to experience-related contracts, as appropriate, were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Proceeds on sales	$12,649.0	$5,738.8	$6,481.2
Gross gains	120.0	66.4	109.0
Gross losses	(234.4)	(101.2)	110.9

3.	Financial Instruments

Fair Value Measurements

FAS 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008.

	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale, including
securities pledged	$1,481.7	$10,704.3	$2,291.6	$14,477.6
Equity securities, available-for-sale	240.3	-	-	240.3
Other investments (primarily derivatives)	-	235.2	-	235.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	729.3	-	-	729.3
Assets held in separate accounts	30,547.6	5,380.1	-	35,927.7
Total	$32,998.9	$16,319.6	$2,291.6	$51,610.1

Liabilities:
Product guarantees	$-	$-	$220.0	$220.0
Other liabilities (primarily derivatives)	-	470.5	73.6	544.1
Total	$-	$470.5	$293.6	$764.1

(1)	Level 3 net assets and liabilities accounted for 3.9% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 13.4%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in FAS 157. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from the brokers are non-binding. The valuations are reviewed and validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime and Alt-A mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset. Due to the lack of corroborating evidence to support a higher level, these bonds are classified as Level 3 assets.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A mortgage-backed securities, has been declining during 2008 as a result of the dislocation of the credit markets. During 2008, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A mortgage-backed securities did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A mortgage-backed securities was inactive. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. However, the Company determined that the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

classification within the valuation hierarchy should be transferred to Level 3 due to market inactivity.

At December 31, 2008, the fixed maturities valued using unadjusted broker quotes totaled $9,069.0.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are included in Level 2. The valuations obtained from brokers are non-binding. Valuations are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives) reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to deal only with investment grade counterparties with a credit rating of A- or better. These assets and liabilities are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with FAS 133. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in FAS 157. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by FAS 157. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2008, the credit ratings of ING and the Company changed in relation to prior periods, which resulted in substantial changes in the valuation of the reserves for product guarantees.

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS 107”). FAS 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2008 and 2007.

	2008		2007
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$14,477.6	$14,477.6	$14,250.4	$14,250.4
Equity securities, available-for-sale	240.3	240.3	446.4	446.4
Mortgage loans on real estate	2,107.8	2,027.9	2,089.4	2,099.3
Policy loans	267.8	267.8	273.4	273.4
Cash, cash equivalents, short-term
investments, and short-term
investments under securities
loan agreement	729.3	729.3	622.9	622.9
Other investments	749.1	749.1	670.9	670.9
Assets held in separate accounts	35,927.7	35,927.7	48,091.2	48,091.2
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,529.4	1,610.6	1,251.1	1,308.7
Without a fixed maturity	15,611.8	17,237.9	13,421.9	13,379.1
Derivatives	544.1	544.1	200.3	200.3

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by FAS 157). These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2008.

		Fixed			Product
		Maturities		Derivatives	Guarantees
Balance at January 1, 2008		$1,737.6		$-	$(76.4)
	Capital gains (losses):
	Net realized capital gains (losses)	(72.6)	(1)	(29.3)	(139.6)	(3)
	Net unrealized capital (losses) gains(2)	71.8		-	-
	Total net realized and unrealized capital losses	(0.8)		(29.3)	(139.6)

	Purchases, sales, issuances, and settlements, net	(171.7)		21.5	(4.0)
	Transfer in (out) of Level 3	726.5		(65.8)	-
Balance at December 31, 2008		$2,291.6		$(73.6)	$(220.0)

(1)	This amount is included in Net realized capital gains (losses) on the Consolidated Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.
(3)	This amount is included in Interest credited and other benefits to contractowners on the Consolidated Statements of
	Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this
	disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

For the year ended December 31, 2008, the value of the liability increased due to increased credit spreads, increased interest rate volatility and decreased interest rates. As of December 31, 2008, the net realized gains attributable to credit risk were $107.9. The unrealized capital losses on fixed maturities were driven by the widening of credit spreads.

During 2008, the Company determined that the classification within the valuation hierarchy related to the subprime and Alt-A mortgage-backed securities within the RMBS portfolio should be changed due to market inactivity. This change is presented as transfers into Level 3 in the table above and discussed in more detail in the previous disclosure regarding RMBS.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2008	2007	2008	2007
Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	7,207.2	7,680.0	$(232.0)	$(111.6)

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	199.5	224.5	(18.6)	(45.3)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	341.1	335.9	(58.9)	(8.8)

Forwards
Forwards are acquired to hedge the Company's
inverse portfolio against movements in interest
rates, particularly mortgage rates. On the
settlement date, the Company will either receive
a payment (interest rate drops on owned forwards
or interest rate rises on purchased forwards) or
will be required to make a payment (interest rate
rises on owned forwards or interest rate drops
on purchased forwards).	263.0	-	3.3	-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2008	2007	2008	2007
Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	2,521.5	542.3	$5.1	$0.2

Futures
Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. A decrease in variable
annuity account values would also result in lower
fee income. A decrease in equity markets may also
negatively impact the Company's investment in
equity securities. The futures income would
serve to offset these effects. Futures contracts
are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income
would serve to offset this increased expense. The
underlying reserve liabilities are valued under
FAS 133 and FAS 157 (see discussion under
“Reserves” section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains
(losses).	580.6	-	(7.8)	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	123.7	40.8
Within annuity products	N/A*	N/A*	180.0	78.1

* N/A - not applicable.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Credit Default Swaps

The Company has entered into various credit default swaps to assume credit exposure to certain assets that the Company does not own. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company’s collateral positions are tracked by the International Swaps and Derivatives Associations, Inc. (“ISDA”). To the extent cash collateral was received, it was included in the Collateral held, including payables under securities loan agreement on the Balance Sheets and was reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to the notional value of the swap contract. At December 31, 2008, the fair value of credit default swaps of $16.1 and $75.0 was included in Other investments and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $161.0.

Embedded Derivative in Credit-Linked Note

The Company owns a 3-year credit-linked note arrangement, whereby the Company agrees to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $30.0.

Variable Interest Entities

The Company holds VIEs for investment purposes in the form of private placement securities, structured securities, securitization transactions, and limited partnerships. Consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of these VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. Investments in limited partnerships are included in Limited partnerships/corporations on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$511.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-1	(6.0)
Balance at December 31, 2007	728.6
Deferrals of commissions and expenses	168.7
Amortization:
Amortization	(112.5)
Interest accrued at 5% to 7%	50.6
Net amortization included in the Consolidated Statements of Operations	(61.9)
Change in unrealized capital gains (losses) on available-for-sale securities	30.1
Balance at December 31, 2008	$865.5

The estimated amount of DAC to be amortized, net of interest, is $50.8, $59.0, $61.7, $59.6, and $58.5, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$1,291.7
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)
Balance at December 31, 2007	1,253.2
Deferrals of commissions and expenses	33.3
Amortization:
Amortization	(144.2)
Interest accrued at 5% to 7%	77.2
Net amortization included in the Consolidated Statements of Operations	(67.0)
Change in unrealized capital gains (losses) on available-for-sale securities	613.0
Balance at December 31, 2008	$1,832.5

The estimated amount of VOBA to be amortized, net of interest, is $59.9, $69.9, $75.7, $73.7, and $71.8, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Net amortization of DAC and VOBA for the year ended December 31, 2008, was primarily driven by unfavorable unlocking of $63.0 resulting from unfavorable equity market performance and the revisions of certain assumptions used in the estimation of gross profits. The increase in Net amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007.

The decrease in Net amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2008, ILIAC did not pay any dividends to its Parent. During 2007 and 2006, ILIAC paid $145.0, and $256.0, respectively, in dividends on its common stock to its Parent.

During 2006, Lion contributed to ILIAC, DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2008, 2007, and 2006, ILIAC did not receive any cash capital contributions from its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(428.4), $245.5, and $138.3, for the years ended December 31, 2008, 2007, and 2006, respectively. Statutory capital and surplus was $1,524.6 and $1,388.0 as of December 31, 2008 and 2007, respectively. As specifically permitted by statutory accounting policies, statutory surplus as of December 31, 2008 included the impact of the $365.0 capital contribution received on February 24, 2009.

During 2008, the Company received a permitted practice regarding deferred income taxes, which modified the accounting prescribed by the National Association of Insurance Commissioners by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. This permitted practice expires on December 15, 2009. This permitted practice increased admitted assets and statutory surplus by $58.4 for the year ended December 31, 2008. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Department also has the ability to revise certain reserving requirements at its discretion. Due to the financial crisis and related federal government interest rate actions, the Department provided the Company and other domestic life insurers the opportunity to elect to use a formula for the discount rate for statutory reserve and reserve related calculations that resulted in the discount rate being floored at 3.25% for December 31, 2008; the formula stipulated by the Department was such that the discount rate was to equal the greater of 3.25% or 105% of the otherwise applicable spot rate; this reserve relief reduces statutory reserves and increases surplus by approximately $700.0. This reserve relief is available for the period from December 31, 2008 through September 30, 2009 and is not a permitted practice. The Company also discloses that, as in prior years, its asset adequacy analysis associated with these reserves is favorable.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2008, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.5 billion and $181.2, respectively. As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2008 and 2007, was $6.5 billion and $7.1 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING AIH and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007	2006
Current tax expense (benefit):
Federal	$(121.8)	$28.6	$23.3
State	(18.1)	(9.0)	20.0
Total current tax (benefit) expense	(139.9)	19.6	43.3
Deferred tax expense:
Federal	31.6	36.4	79.4
Total deferred tax expense	31.6	36.4	79.4
Total income tax (benefit) expense	$(108.3)	$56.0	$122.7

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2008, 2007 and 2006:

	2008	2007	2006
(Loss) income before income taxes	$(1,138.5)	$274.4	$424.5
Tax rate	35.0%	35.0%	35.0%
Income tax (benefit) expense at federal statutory rate	(398.5)	96.0	148.6
Tax effect of:
Dividend received deduction	(15.5)	(26.2)	(36.5)
IRS audit settlement	(10.1)	-	-
State audit settlement	(12.6)	(21.8)	-
State tax expense	1.3	-	13.0
Tax valuation allowance	333.0	-	-
Other	(5.9)	8.0	(2.4)
Income tax (benefit) expense	$(108.3)	$56.0	$122.7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2008 and 2007, are presented below.

	2008	2007
Deferred tax assets:
Insurance reserves	$217.2	$216.6
Net unrealized capital loss	503.8	8.5
Unrealized losses allocable to experience-rated contracts	-	5.7
Investments	294.7	6.7
Postemployment benefits	67.4	65.5
Compensation	42.5	37.7
Other	3.9	32.9
Total gross assets before valuation allowance	1,129.5	373.6
Less: valuation allowance	(333.0)	(6.4)
Assets, net of valuation allowance	796.5	367.2
Deferred tax liabilities:
Value of business acquired	(653.3)	(438.5)
Deferred policy acquisition costs	(244.3)	(204.6)
Total gross liabilities	(897.6)	(643.1)
Net deferred income tax asset (liability)	$(101.1)	$(275.9)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes. Due to changes in classification during 2008, the amount for the 2007 table above were reclassified in order to allow for more effective comparison.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2008 and 2007, the Company had a tax valuation allowance of $328.0 and $0, respectively, related to realized capital losses, which is included in Net (loss) income. The valuation allowance includes $106.7 related to impairments of securities designated in the ING-Dutch State Transaction, which has established pending uncertainties regarding the closing of the transaction. As of December 31, 2008 and 2007, the Company had a valuation allowance of $0 and $6.4, respectively, related to unrealized capital losses on investments, which is included in Accumulated Other Comprehensive Income (Loss). In 2008, the Company has also established a $5.0 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

ILIAC had a receivable of $38.6 and payable $56.8 to ING AIH at December 31, 2008 and 2007, respectively, for federal income taxes under the inter-company tax sharing agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2008 and 2007 are as follows:

	2008	2007
Balance at January 1	$47.4	$68.0
Additions for tax positions related to current year	2.4	2.9
Additions for tax positions related to prior years	2.2	-
Reductions for tax positions related to prior years	(20.7)	(23.5)
Reductions for settlements with taxing authorities	(9.2)	-
Balance at December 31	$22.1	$47.4

The Company had $23.1 and $42.6 of unrecognized tax benefits as of December 31, 2008 and 2007, respectively, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had accrued interest of $3.8 and $16.9 as of December 31, 2008 and 2007, respectively. The decrease in accrued interest during the year ended December 31, 2008 primarily related to the settlement of the 2002 and 2003 IRS audit and the 1995 through 2000 New York state audit.

Tax Regulatory Matters

The Company is under audit by the IRS for tax years 2004 through 2008, and is subject to state audit in New York for years 2001 through 2006. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS and New York examinations, it is reasonably possible that the unrecognized tax benefits will decrease by up to $7.6. The timing of the payment of the remaining allowance of $14.5 can not be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. However, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Plan. The Retirement Plan was amended and restated effective July 1, 2008 related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $14.0, $17.2, and $23.8, for 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective July 1, 2008 related to the admission of the employees from the acquisition of CitiStreet by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.3, $10.1, and $9.7, for the years ended December 31, 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2008 and 2007.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$85.6	$97.7
Interest cost	5.2	5.4
Benefits paid	(11.6)	(9.3)
Post service cost-unrecognized	0.2	-
Actuarial gain (loss) on obligation	15.5	(8.2)
Projected benefit obligation, December 31	$94.9	$85.6

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2008	2007
Accrued benefit cost	$(94.9)	$(85.6)
Intangible assets	-	-
Accumulated other comprehensive income	20.0	4.9
Net amount recognized	$(74.9)	$(80.7)

At December 31, 2008 and 2007, the projected benefit obligation was $94.9 and $85.6, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2008 and 2007 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2008	2007
Discount rate at end of period	6.50%	6.50%
Rate of compensation increase	4.00%	4.20%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.0% was the appropriate discount rate as of December 31, 2008, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by FAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2008	2007	2006
Discount rate	6.50%	5.90%	6.00%
Rate of increase in compensation levels	4.00%	4.20%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2008 were, as indicated above, a 6.0% discount rate and a 4.0% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2008, 2007, and 2006, were as follows:

	2008	2007	2006
Interest cost	$5.2	$5.4	$5.5
Net actuarial loss recognized in the year	-	0.7	2.0
Unrecognized past service cost recognized in the year	-	-	0.2
The effect of any curtailment or settlement	0.5	0.4	0.4
Net periodic benefit cost	$5.7	$6.5	$8.1

Cash Flows

In 2009, the employer is expected to contribute $4.3 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2009 through 2013, and thereafter through 2018, are estimated to be $4.3, $4.4, $5.0, $5.1, $5.1, and $26.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America has made changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.1, $4.5, and $10.1, for the years ended December 31, 2008, 2007, and 2006 respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For leo, the Company recognized tax benefits of $0.7, $3.2, and $0.1, in 2008, 2007, and 2006, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2008, 2007, and 2006, were $1.4, $0.4, and $1.4, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $58.4, $60.5, and $62.2, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $175.3, $167.9, and $175.3, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2008, 2007, and 2006, net expenses related to the agreement were incurred in the amount of $19.6, $21.7, and $12.4, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2008, 2007, and 2006, commissions were collected in the amount of $622.5, $568.4, and $429.2. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred under these services agreements in the amount of $156.2, $124.4, and $70.8, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $14.9, $13.1, and $8.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

During 2006, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $245.1, $312.7, and $289.9, (excludes fees paid to ING Investment Management Co.) in 2008, 2007, and 2006, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2008, 2007, and 2006, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $323.8, $343.8, and $233.9, respectively. At December 31, 2008 and 2007, DSL had $18.6 and $26.7, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under this agreement, ILIAC incurred interest expense of $0.2, $3.9, and $1.8, for the years ended December 31, 2008, 2007, and 2006, respectively, and earned interest income of $4.8, $1.7, and $3.3, for the years ended December 31, 2008, 2007, and 2006, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2008, ILIAC had $13.0 due to ING AIH under the reciprocal loan agreement and no amounts due as of December 31, 2007. At December 31, 2008 and 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement.

As of June 1, 2007, the State of Connecticut, acting by the Department of Economic and Community Development (“DECD”), loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the Windsor Property. The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provides for loan forgiveness at varying amounts up to $5.0 if ILIAC and its affiliates meet certain employment thresholds at the Windsor Property during the term of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

On December 1, 2008, the DECD determined that the Company met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to the Company in accordance with the terms of the DECD Loan.

At December 31, 2008 and 2007, the amount of the loan outstanding was $4.9 and $9.9, which was reflected in Notes payable on the Consolidated Balance Sheets.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2008, 2007, and 2006 was $11.1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $100.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, ILIAC had no amounts outstanding under the line-of-credit agreement. As of October 31, 2008, the Company had not formally renewed this line-of-credit, which subsequently expired on this date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement. Effective November 19, 2008, the Company discontinued this line-of-credit.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2008, the Company had reinsurance treaties with 7 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2008, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.0 and $16.1 were maintained for this contract as of December 31, 2008 and 2007, respectively.

Reinsurance ceded in force for life mortality risks were $19.6 billion and $20.9 billion at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, net receivables were comprised of the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007
Claims recoverable from reinsurers	$2,506.6	$2,595.2
Payable for reinsurance premiums	(0.9)	(0.9)
Reinsured amounts due to reinsurer	(0.4)	(5.9)
Reserve credits	-	0.1
Other	0.3	5.9
Total	$2,505.6	$2,594.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Deposits ceded under reinsurance	$174.4	$188.5	$199.0
Premiums ceded under reinsurance	0.3	0.4	0.5
Reinsurance recoveries	309.0	419.7	359.0

12.	Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases, the longest term of which expires in 2014. However, all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases.

For the years ended December 31, 2008, 2007, and 2006, rent expense for leases was $6.1, $17.7, and $17.8, respectively. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company. As of December 31, 2008, the Company’s expenses will be paid for by an affiliate and allocated back to the Company.

For more information on the lease terminations, see the Restructuring Charges footnote.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $353.3, $253.7 of which was with related parties. At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. During 2008 and 2007, $81.3 and $87.3, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum liability to the Company under the guarantee was $30.0.

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2008, the Company held $4.4 of cash collateral, which was included in Collateral held, including payables under securities loan agreement. As of December 31, 2007, the Company delivered $18.8 of cash collateral, which was included in Short-term investments under securities loan agreement, including collateral delivered, on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Restructuring Charges

2008 CitiStreet Integration

During the third quarter, integration initiatives related to the acquisition of CitiStreet by Lion, which provided significant operational and information technology efficiencies to ING’s U.S. retirement services businesses, including the Company, resulted in the recognition of integration and restructuring costs. In addition, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to these expense reduction and integration initiatives include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the period ended December 31, 2008.

Restructuring reserve at inception		$-
	Restructuring charges:
	Employee severance and termination benefits	11.2	(1)
	Future rent on non-cancelable leases	1.5	(2)
	Total restructuring charges	12.7
	Other charges	-
	Intercompany charges and payments	(2.5)	(3)
	Payments applied against reserve	(1.9)	(4)
Restructuring reserve at December 31, 2008		$8.3

(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those
	within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company
	based upon the department that used the space, and the cash settlement occurred in January 2009.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported
	the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company, as well as reversals of severance reserves.

The Company estimates the completion of these integration and restructuring activities by January 30, 2010.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 87 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits shall occur during the first quarter of 2009, which will result in the recognition of a loss related to unrecognized prior service costs. The effect of the curtailment on the Company’s earnings is anticipated to be less than $0.1. The Company anticipates that these restructuring activities in regards to its operations will be complete by February 10, 2010 with total estimated costs of $5.8.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2008, 2007, and 2006.

	2008	2007	2006
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(1,315.5)	$(64.5)	$(44.6)
Equity securities, available-for-sale	(7.4)	6.3	18.1
DAC/VOBA adjustment on
available-for-sale securities	650.9	7.8	3.9
Sales inducements adjustment on
available-for-sale securities	2.4	0.2	0.1
Premium deficiency reserve adjustment	-	-	(37.5)
Other investments	(0.3)	(0.7)	0.8
Less: allocation to experience-rated contracts	-	(16.4)	(52.4)
Unrealized capital gains (losses), before tax	(669.9)	(34.5)	(6.8)
Deferred income tax asset (liability)	205.8	12.1	2.4
Asset valuation allowance	-	(6.4)	-
Net unrealized capital gains (losses)	(464.1)	(28.8)	(4.4)
Pension liability, net of tax	(18.0)	(5.0)	(9.6)
Accumulated other comprehensive
(loss) income	$(482.1)	$(33.8)	$(14.0)

During 2008, as a result of the current market conditions, the Company reflected net unrealized capital losses allocated to experience-rated contracts in Shareholder’s equity on the Consolidated Balance Sheets rather than Future policy benefits and claims reserves. At December 31, 2008, there are no net unrealized losses allocated to experience-rated contracts. Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) at December 31, 2007, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, as appropriate, were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$(1,251.0)	$(19.9)	$(26.6)
Equity securities, available-for-sale	(13.7)	(11.8)	14.9
DAC/VOBA adjustment on
available-for-sale securities	643.1	3.9	(1.2)
Sales inducements adjustment on
available-for-sale securities	2.2	0.1	-
Premium deficiency reserve adjustment	-	37.5	(13.9)
Other investments	0.4	(1.5)	(0.4)
Less: allocation to experience-rated contracts	16.4	36.0	(3.8)
Unrealized capital gains (losses), before tax	(635.4)	(27.7)	(23.4)
Deferred income tax asset (liability)	193.7	9.7	12.7
Net change in unrealized capital gains (losses)	$(441.7)	$(18.0)	$(10.7)

	2008	2007	2006
Net unrealized capital holding gains (losses) arising
during the year (1)	$(1,192.0)	$(66.9)	$(43.6)
Less: reclassification adjustment for gains (losses)
and other items included in Net (loss) income(2)	(750.3)	(48.9)	(32.9)
Net change in unrealized capital gains (losses) on securities	$(441.7)	$(18.0)	$(10.7)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(1,714.8), $(102.9), and $(95.4), for the years ended December 31, 2008, 2007, and 2006, respectively.
(2)

Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were and $(1,079.4), $(75.2), and $(72.0), for the years ended December 31, 2008, 2007, and 2006, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

15.	Changes to Prior Years Presentation

Consolidated Statements of Operations Presentational Changes

During 2008, certain changes were made to the Consolidated Statements of Operations for the year ended 2007 to more accurately reflect the correct balances, primarily related to surrenders on market value adjusted contracts. As the Company has determined these changes to be immaterial, the Consolidated Statements of Operations for the year ended December 31, 2007, has not been labeled as restated. The following table summarizes the adjustments:

	Previously
	Reported	Reclassification	Adjusted
2007
Fee income	$789.3	$(19.4)	$769.9
Net realized capital gains (losses)	(8.2)	(19.4)	(27.6)
Other income	0.9	19.4	20.3
Total revenue	2,451.9	(19.4)	2,432.5
Interest credited and other benefits to contractowners	822.2	(19.4)	802.8
Total benefits and expenses	2,177.5	(19.4)	2,158.1

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

	First
2008	(Restated)*	Second	Third	Fourth
Total revenue	$560.4	$538.4	$469.3	$166.1
Income (loss) before income taxes	(98.4)	25.1	(391.3)	(673.9)
Income tax expense (benefit)	(53.8)	1.9	(25.1)	(31.3)
Net income	$(44.6)	$23.2	$(366.2)	$(642.6)

2007	First	Second	Third	Fourth
Total revenue	$579.1	$594.9	$601.4	$657.1
Income (loss) before income taxes	100.7	115.8	85.8	(27.9)
Income tax expense (benefit)	28.5	33.6	22.3	(28.4)
Net income	$72.2	$82.2	$63.5	$0.5

*The Company has restated its previously issued unaudited interim financial statements for the three months ended March 31, 2008 due to an error in the calculation of the fair value of the reserves for product guarantees for annuity contracts containing guaranteed credited rates. The effect of the restatement on these prior period interim financial statements for the three months ended March 31, 2008 was to increase the net loss by $18.9.

333-56297	May 2009

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Included in Part A
Condensed Financial Information
		(2)	Included in Part B:
Financial Statements of Variable Annuity Account B:
			-	Report of Independent Registered Public Accounting Firm
			-	Statements of Assets and Liabilities as of December 31, 2008
			-	Statements of Operations for the year ended December 31, 2008
			-	Statements of Changes in Net Assets for the years ended December 31, 2008 and
2007
			-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
			-	Report of Independent Registered Public Accounting Firm
			-	Consolidated Statements of Operations for the years ended December 31, 2008,
2007 and 2006
			-	Consolidated Balance Sheets as of December 31, 2008 and 2007
			-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2008, 2007 and 2006
			-	Consolidated Statements of Cash Flows for the years ended December 31, 2008,
2007 and 2006
			-	Notes to Financial Statements
	(b)	Exhibits
		(1)	Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 33-75986, as filed on April 22, 1996.)
		(2)	Not Applicable.
		(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 22, 1996.)
		(3.2)	Underwriting Agreement dated November 17, 2006, between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No.
33-75996, as filed on December 20, 2006.)
		(3.3)	Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
		(3.4)	Form of Rule 22c-2 Agreement. (Incorporated herein by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4, File No. 333-115515, as
filed on April 12, 2007.)
		(4.1)	Variable Annuity Contract (GM-VA-98). (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
		(4.2)	Variable Annuity Contract Certificate (GMC-VA-98). (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8,
1998.)
		(4.3)	Variable Annuity Contract (GM-VA-98(NY)). (Incorporated herein by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4, File No.
333-56297, as filed on August 30, 2000.)
		(4.4)	Variable Annuity Contract Certificate (GMC-VA-98(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4,
File No. 333-56297, as filed on August 30, 2000.)

(4.5)	Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-
56297, as filed on September 14, 1998.)
(4.6)	Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-
01107, as filed on April 17, 1999.)
(4.7)	Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4, File No. 333-
56297, as filed on May 8, 2000.)
(4.8)	Endorsement (EVA-PB-00(NY)) to Variable Annuity Contract GM-VA-98(NY) and
Variable Annuity Contract Certificate GMC-VA-98(NY). (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4,
File No. 333-56297, as filed on December 13, 2000.)
(4.9)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(5)	Variable Annuity Contract Application (9.5.89-6(9/98). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4,
File No. 333-56297, as filed on August 4, 1998.)
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-
23376, as filed on March 31, 2008.)
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on
March 31, 2008.)
(7)	Not Applicable
(8.1)	Fund Participation Agreement dated June 30, 1998, by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4, File No. 333-56297, as filed on August 4, 1998.)
(8.2)	Amendment No. 1 dated October 1, 2000, to Fund Participation Agreement dated June
30, 1998, by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), AIM Distributors, Inc. and Aetna Life Insurance and Annuity
Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4, File No. 333-01107, as filed on April 13, 2001.)
(8.3)	First Amendment dated November 17, 2000, to Fund Participation Agreement dated
June 30, 1998, by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), AIM Distributors, Inc. and Aetna Life Insurance and Annuity
Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4, File No. 333-01107, as filed on April 13, 2001.)
(8.4)	Amendment dated July 12, 2002, to Fund Participation Agreement dated as of June 30,
1998, as amended on October 1, 2000, and November 17, 2000, by and among AIM
Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity
Company and Aetna Investment Services, LLC. (Incorporated herein by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
75988, as filed on April 13, 2004.)
(8.5)	Service Agreement effective June 30, 1998, between Aetna Life Insurance and Annuity
Company and AIM Advises, Inc. (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4, File No. 333-56297, as filed on August 4, 1998.)

(8.6)	First Amendment dated October 1, 2000, to the Service Agreement dated June 30, 1998, between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4, File No. 333-49176, as filed on November 30, 2000.)
(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance and Annuity Company,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.
(8.8)	Fund Participation Agreement dated March 1, 2000, between Aetna Life Insurance and
Annuity Company and Alliance Capital. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 333-
87305, as filed on April 26, 2000.)
(8.9)	Service Agreement dated March 1, 2000, between Aetna Life Insurance and Annuity
Company and Alliance Capital. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4, File No. 333-87305, as filed on Aril 26, 2000.)
(8.10)	Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Initial Registration Statement on
Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.11)	Amendment dated November 9, 1998, to Fund Participation Agreement dated as of
May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on
December 14, 1998.)
(8.12)	Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No.
19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)
(8.13)	Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus
Investment Management, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.14)	Fourth Amendment dated May 1, 2000, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February
11, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April
4, 2000.)
(8.15)	Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as
filed on April 13, 2001.)
(8.16)	Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000, and February 27, 2001, by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4,
File No. 33-75988, as filed on April 13, 2004.)
(8.17)	Service Agreement effective as of May 1, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.18)	Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service
Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)
(8.19)	Second Amendment dated February 11, 2000, to Service Agreement effective as of
May 1, 1998, and amended on November 4, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as
filed on April 4, 2000.)

(8.20)	Third Amendment dated May 1, 2000, to Service Agreement effective as of May 1,
1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4,
File No. 333-01107, as filed on April 4, 2000.)
(8.21)	Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of
May 1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000,
between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 13, 2004.)
(8.22)	Fund Participation Agreement effective as of May 1, 1999, between Aetna Life
Insurance and Annuity Company, Brinson Series Trust (formerly Mitchell Hutchins
Series Trust), and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset
Management, Inc.) (Incorporated herein by reference to Post-Effective Amendment No.
8 to Registration Statement on Form N-4, File No. 333-56297, as filed on June 25,
1999.)
(8.23)	Service Agreement effective May 1, 1999, between Aetna Life Insurance and Annuity
Company and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset Management,
Inc.) (Incorporated herein by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4, File No. 333-56297, as filed on June 25, 1999.)
(8.24)	Fund Participation Agreement dated February 1, 1994, and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996, between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 33-75964, as filed on February 11, 1997.)
(8.25)	Fifth Amendment dated as of May 1, 1997, to the Fund Participation Agreement dated
February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, and March 1, 1996, between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(8.26)	Sixth Amendment dated as of November 6, 1997, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, and May 1, 1997, between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form S-6, File No. 33-75248, as filed on February 9, 1998.)
(8.27)	Seventh Amendment dated as of May 1, 1998, to the Fund Participation Agreement dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, and November 6, 1997, between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation. (Incorporated herein by reference to Initial
Registration on Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.28)	Eighth Amendment dated as of December 1, 1999, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997, and May 1,
1998, between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4, File No. 333-
01107, as filed on February 16, 2000.)
(8.29)	Ninth Amendment dated as of August 15, 2007, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997, May 1, 1998,
and December 1, 1999, between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4,
File No. 333-01107, as filed on February 15, 2008.)
(8.30)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.)
(8.31)	Fund Participation Agreement dated February 1, 1994, and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996, between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 33-75964, as filed on February 11, 1997.)
(8.32)	Fifth Amendment dated as of May 1, 1997, to the Fund Participation Agreement dated
February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, and March 1, 1996, between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(8.33)	Sixth Amendment dated as of January 20, 1998, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, and May 1, 1997, between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors
Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4, File No. 33-75248, as filed on February 24, 1998.)
(8.34)	Seventh Amendment dated as of May 1, 1998, to the Fund Participation Agreement dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, May 1, 1997 and January 20, 1998,
between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
II and Fidelity Distributors Corporation. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 33-75248, as filed on June 8, 1998.)
(8.35)	Eighth Amendment dated as of December 1, 1999, to the Fund Participation Agreement
dated February 1, 1994, and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, May 1, 1997 January 20, 1998, and
May 1, 1998, between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4, File No.
333-01107, as filed on February 16, 2000.)

(8.36)	Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance
Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund
V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 33-
75962, a filed on July 27, 2007.)
(8.37)	Service Agreement effective as of June 1, 2002, by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4, File No. 33-75988, as filed on August 5, 2004.)
(8.38)	Service Contract effective as of June 1, 2002, by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4, File No. 33-75988, as filed on August 5, 2004.)
(8.39)	Fund participation Agreement dated April 30, 2003, among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective
Amendment No. 54 to Registration Statement on Form N-1A, File No. 33-23512, as filed on August 1, 2003.)
(8.40)	Fund Participation Agreement made and entered into as of April 30, 1996, and amended on September 3, 1996, March 14, 1997, and November 28, 1997, by and among MFS
Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
Massachusetts Company. (Incorporated herein by reference to Initial Registration
Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.41)	Fourth Amendment dated May 1, 1998, to the Fund Participation Agreement dated April
30, 1996, and amended on September 3, 1996, March 14, 1997, and November 28, 1997,
by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
Company and Massachusetts Company. (Incorporated herein by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-
56297, as filed on August 4, 1998.)
(8.42)	Fifth Amendment dated May 1, 1998, to the Fund Participation Agreement dated April
30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997, and
May 1, 1998, by and among MFS Variable Insurance Trust, Aetna Life Insurance and
Annuity Company and Massachusetts Company. (Incorporated herein by reference to
Post--Effective Amendment No. 4 to Registration Statement on Form N-4, File No. 333-
56297, as filed on February 16, 1999.)
(8.43)	Fifth Amendment dated July 1, 1999, to the Fund Participation Agreement dated April
30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997, and
May 1, 1998, by and among MFS Variable Insurance Trust, Aetna Life Insurance and
Annuity Company and Massachusetts Company. (Incorporated herein by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4, File No. 333-
56297, as filed on November 23, 1999.)
(8.44)	Sixth Amendment dated November 17, 2000, to the Fund Participation Agreement dated
April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28,
1997, May 1, 1998, and July 1, 1999, by and among MFS Variable Insurance Trust,
Aetna Life Insurance and Annuity Company and Massachusetts Company. (Incorporated
herein by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-4, File No. 333-49176, as filed on November 30, 2000.)
(8.45)	Fund Participation Agreement dated as of May 1, 2001, among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4, File No. 333-01107, as filed on July 13, 2001.)

(8.46)	Amendment dated August 30, 2002, between ING Life Insurance and Annuity Company,
ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and
ING Funds Distributor to Fund Participation Agreement dated May 1, 2001.
(Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.47)	Administrative and Shareholder Services Agreement dated April 1, 2001, between ING
Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for
ING Variable products Trust.). (Incorporated herein by reference to Post-effective
Amendment No. 28 to Registration statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.48)	Fund Participation Agreement dated as of November 28, 2001, among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.49)	Amendment dated March 5, 2002, between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Fund
Participation Agreement dated November 28, 2001. (Incorporated herein by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-
75962, as filed on April 8, 2002.)
(8.50)	Amendment dated May 1, 2003, between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to Fund Participation Agreement
dated November 28, 2001, and subsequently amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.51)	Amendment dated November 1, 2004, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, and May
1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1, 2005.)
(8.52)	Amendment dated April 29, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, May 1,
2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.53)	Amendment dated August 31, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, and November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
(8.54)	Amendment dated December 7, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-81216, as filed on April 11, 2006.)
(8.55)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001, between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 333-75962, as filed on April 8, 2002.)

(8.56)	Amendment dated March 5, 2002, between Portfolio Partners (to be renamed ING
Partners, Inc. effective may 1, 2002) and Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the
Shareholder Servicing Agreement dated November 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 333-75962, as filed on April 8, 2002.)
(8.57)	Amendment dated May 1, 2003, by and between ING Portfolio Partners, Inc. to the
Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated herein by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 1, 2003.)
(8.58)	Form of Amendment dated November 1, 2004, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002, and May 1,
2003. (Incorporated herein by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 2006.)
(8.59)	Amendment dated April 29, 2005, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11,
2006.)
(8.60)	Form of Amendment dated December 7, 2005, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002, May 1,
2003, November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4, File No. 33-
34370, as filed on April 17, 2006.)
(8.61)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4, File No. 33-75962, as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel.
(10)	Consent of Independent Registered Public Accounting Firm.
(11)	Not Applicable
(12)	Not Applicable
(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney

Item 25	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor

Richard T. Mason, 440 S. Warren Street, Suite 300/702	President
Syracuse, NY 13202
Thomas J. McInerney, One Orange Way, Windsor, CT	Director and Chairman
06095-4774
Catherine H. Smith, One Orange Way, Windsor, CT	Director and Senior Vice President
06095-4774
David A. Wheat, 5780 Powers Ferry Road, NW,	Director, Executive Vice President and Chief Financial
Atlanta, GA 30327	Officer
Bridget M. Healy, 230 Park Avenue, New York, NY	Director
10169

Robert G. Leary, 230 Park Avenue, New York, NY		Director
10169
Valerie G. Brown, 5780 Powers Ferry Road, NW,		Senior Vice President
Atlanta, GA 30327
Sue A. Collins, One Orange Way, Windsor, CT 06095-		Senior Vice President and Chief Actuary
4774
Boyd G. Combs, 5780 Powers Ferry Road, NW,		Senior Vice President, Tax
Atlanta, GA 30327
Brian D. Comer, One Orange Way, Windsor, CT 06095-		Senior Vice President
4774
Daniel P. Hanlon, One Orange Way, Windsor, CT		Senior Vice President
06095-4774
Shawn P. Matthews, 10 State House Square, Hartford,		Senior Vice President
CT 06103
David S. Pendergrass, 5780 Powers Ferry Road, NW,		Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,		Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
Stephen J. Preston, 1475 Dunwoody Drive, West		Senior Vice President
Chester, PA 19380
Joseph Elmy, 1475 Dunwoody Drive, West Chester, PA		Vice President, Tax
19380
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-		Vice President
4774
June P. Howard, 5780 Powers Ferry Road, NW, Atlanta,		Vice President
GA 30327
William S. Jasien, 12701 Fair lakes Circle, Suite 470,		Vice President
Fairfax, VA 22033
David A. Kelsey, One Orange Way, Windsor, CT		Vice President
06095-4774
Kenneth E. Lacy, 5780 Powers Ferry Road, NW,		Vice President
Atlanta, GA 30327
William H. Leslie, IV, One Orange Way, Windsor, CT		Vice President and Actuary
06095
Linda E. Senker, 1475 Dunwoody Drive, West Chester,		Vice President, Compliance
PA 19380-1478
Christopher R. Welp, 909 Locust Street, Des Moines, IA		Vice President
50309
Joy M. Benner, 20 Washington Avenue South,		Secretary
Minneapolis, MN 55401

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 26 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance
Company (File No. 33-57244), as filed with the Securities and Exchange Commission on April 7, 2009.

Item 27.	Number of Contract Owners
As of February 27, 2009, there were 59,609 individuals holding interests in variable annuities funded through Variable Life Account B of ING Life Insurance and Annuity Company.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000, provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING.

Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers,
LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING
Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable
Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity
Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the
1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of
ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar
Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of
New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable
Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a
management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter

Ronald R. Barhorst, 4225 Executive Square, La Jolla,	President and Director
CA 92037
Kristin H. Hultgren, One Orange Way, Windsor, CT	Chief Financial Officer
06095
Libby J. Soong, One Orange Way, Windsor, CT 06095-	Chief Compliance Officer
4774
Brian D. Comer, One Orange Way, Windsor, CT 06095-	Senior Vice President and Director
4774
Lewis E. Bachetti, 581 Main Street, 4th Floor,	Senior Vice President
Woodbridge, NJ 07095
Boyd G. Combs, 5780 Powers Ferry Road, N.W.,	Senior Vice President , Tax
Atlanta, GA 30327
Daniel P. Hanlon, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
William S. Jasien, 12701 Fair Lakes Circle, Ste 470,	Senior Vice President
Fairfax, VA 22033
Pamela Mulvey Barcia, One Orange Way, Windsor, CT	Vice President
06095-4774
Robert H. Barley, One Orange Way, Windsor, CT	Vice President
06095-4774
M. Bishop Bastien, 980 9th Street, Sacramento, CA	Vice President
95814
Nancy B. Bocella*	Vice President
Dianne C. Bogoian, One Orange Way, Windsor, CT	Vice President
06095-4774
J. Robert Bolchoz, 420 Crown Point Road, Columbia,	Vice President
SC 29209
David A. Brounley, One Orange Way, Windsor, CT	Vice President

06095-4774
Anthony V. Camp, Jr., One Orange Way, Windsor, CT	Vice President
06095-4774
Mary K. Carey-Reid, One Orange Way, Windsor, CT	Vice President
06095-4774
Nancy D. Clifford, One Orange Way, Windsor, CT	Vice President
06095-4774
William P. Elmslie*	Vice President
Joseph J. Elmy, 5780 Powers Ferry Road, N.W.,	Vice President, Tax
Atlanta, GA 30327
Brian K. Haendiges, One Orange Way, Windsor, CT	Vice President
06095-4774
Bernard P. Heffernon, 10740 Nall Avenue, Ste 120,	Vice President
Overland Park, KS 66211
David A. Kelsey, One Orange Way, Windsor, CT	Vice President
06095-4774
Christina Lareau, One Orange Way, Windsor, CT	Vice President
06095-4774
George D. Lessner, Jr., 15455 North Dallas Parkway,	Vice President
Suite 1250, Addison, TX 75001
Katherine E. Lewis, 2675 N Mayfair Road, Ste 501,	Vice President
Milwaukee, WI 53226
David J. Linney, 2900 N. Loop W, Ste 180, Houston,	Vice President
TX 77092
Frederick C. Litow, 5780 Powers Ferry Road, N.W.,	Vice President
Atlanta, GA 30327
Mark R. Luckinbill, 2841 Plaza Place, Ste. 210, Raleigh,	Vice President
NC 27612
Richard T. Mason, 440 S Warren Street, Ste 702,	Vice President
Syracuse, NY 13202
Scott Neeb, 4600 Ulster Street, Denver, CO 80237	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Vice President and Treasurer
Atlanta, GA 30327
Ethel Pippin, One Orange Way, Windsor, CT 06095-	Vice President
4774
M. J. Pise, One Orange Way, Windsor, CT 06095-4774	Vice President
Deborah Rubin, 12701 Fair Lakes Circle, Ste 470,	Vice President
Fairfax, VA 22033
Todd Smiser, 2525 Cabot Drive, Suite 100, Lisle, IL	Vice President and Assistant Secretary
60532
Frank W. Snodgrass, 150 4th Avenue, N, Ste 410,	Vice President
Nashville, TN 37219
Christina M. Starks, 2000 21st Avenue NW	Vice President
Minot ND 58703
S. Bradford Vaughan, Jr., 601 Union Street, Ste 810,	Vice President
Seattle, WA 98101
Forrest R. Wilson, 2202 North Westshore Boulevard,	Vice President
Suite 350, Tampa, FL 33607
Judeen T. Wrinn, One Orange Way, Windsor, CT	Vice President
06095-4774
Nancy S. Stillman, One Orange Way, One Orange Way,	Assistant Vice President
Windsor, CT 06095-4774
Joy M. Benner, 20 Washington Avenue S, Minneapolis,	Secretary
MN 55401
Randall K. Price, 20 Washington Avenue S,	Assistant Secretary
Minneapolis, MN 55401

John F. Todd, One Orange Way, Windsor, CT 06095-				Assistant Secretary
4774
Susan M. Vega, 20 Washington Avenue S, Minneapolis,				Assistant Secretary
MN 55401
Glenn A. Black, 5780 Powers Ferry Road, N.W.,				Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens, 5780 Powers Ferry Road, N.W.,				Tax Officer
Atlanta, GA 30327
James H. Taylor, 5780 Powers Ferry Road, N.W.,				Tax Officer
Atlanta, GA 30327

* This Officer does not have a business address.

	(c)	Compensation from January 1, 2008 to December 31, 2008:
		(1)	(2)	(3)	(4)	(5)
Net
		Name of	Underwriting	Compensation on
		Principal	Discounts and	Redemption or	Brokerage
		Underwriter	Commissions	Annuitization	Commissions	Compensation*

ING Financial
		Advisers, LLC				$2,501,353

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of al registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2008.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive,
West Chester, PA a19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
	(i)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
	(ii)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
	(iii)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through
(4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

The Depositor and Registrant rely on SEC regulation.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration
Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment
No. 38 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of
Windsor, and State of Connecticut on the 29th day of April, 2009.

VARIABLE ANNUITY ACCOUNT B
(Registrant)

By: ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

		By:	/s/ Richard T. Mason*
Richard T. Mason
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the
Registration Statement has been signed by the following persons in the capacities indicated and on the date indicated.

	Signature	Title

	/s/ Richard T. Mason*	President

	Richard T. Mason	(principal executive officer)

	/s/ Bridget M. Healy*	Director

Bridget M. Healy

	/s/ Robert G. Leary*	Director

Robert G. Leary

	/s/ Thomas J. McInerney*	Director and Chairman	April

	Thomas J. McInerney		29, 2009

	/s/ Catherine H. Smith*	Director and Senior Vice President

Catherine H. Smith

	/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial

	David A. Wheat	Officer (principal financial officer)

	/s/ Steven T. Pierson*	Senior Vice President and Chief Accounting Officer

	Steven T. Pierson	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie*
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(14)	Powers of Attorney